UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock 20/80 Target Allocation Fund

BlackRock 40/60 Target Allocation Fund

BlackRock 60/40 Target Allocation Fund

BlackRock 80/20 Target Allocation Fund

BlackRock Core Bond Portfolio

BlackRock Credit Strategies Income Fund

BlackRock GNMA Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 06/30/2017

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock 20/80 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 26.7%
BlackRock Global Allocation Fund, Inc., Class K	530,698	$10,444,144
BlackRock Total Emerging Markets Fund, Institutional Class	685,073	6,980,891
iShares Core MSCI EAFE ETF	397,517	24,204,810
iShares Core S&P Total U.S. Stock Market ETF	680,602	37,718,963
iShares S&P 500 Value ETF	100,405	10,538,509

		89,887,317

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 73.7%
BlackRock Global Long/Short Credit Fund, Class K (b)	1,281,486	$13,224,939
BlackRock Strategic Income Opportunities Portfolio, Class K	4,056,234	40,237,845
iShares 7-10 Year Treasury Bond ETF (c)	274,943	29,311,673
iShares iBoxx $ High Yield Corporate Bond ETF (c)	187,341	16,559,071
iShares Intermediate Credit Bond ETF	246,356	27,044,962
iShares J.P. Morgan USD Emerging Markets Bond ETF (c)	84,057	9,612,758
iShares TIPS Bond ETF	62,185	7,053,644
Master Total Return Portfolio	—	53,633,801
U.S. Total Bond Index Master Portfolio	—	51,621,787

		248,300,480

Short-Term Securities — 4.9%
SL Liquidity Series, LLC, Money Market Series, 1.27% (d)(e)	16,466,553	16,468,200
Total Affiliated Investment Companies (Cost — $339,352,471*) — 105.3%		354,655,997
Liabilities in Excess of Other Assets — (5.3)%		(17,721,369)

Net Assets — 100.0%		$336,934,628

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$339,626,043

Gross unrealized appreciation	$15,846,415
Gross unrealized depreciation	(816,461)

Net unrealized appreciation	$15,029,954

Portfolio Abbreviation

AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
CHF	Swiss Franc	HKD	Hong Kong Dollar	SEK	Swedish Krona
DKK	Danish Krone	ILS	Israel Shekel	SGD	Singapore Dollar
ETF	Exchange-Traded Fund	JPY	Japanese Yen	USD	US Dollar
EUR	Euro	NOK	Norwegian Krone

BLACKROCK FUNDS II	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock 20/80 Target Allocation Fund

(a)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940,as amended, were as follows:

Affiliate	Shares/ Investment Value Held at September 30, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund, Inc., Class K	1,044,347	25,876		(539,525)	530,698	$10,444,144	$154,211		$304,438	$259,099
BlackRock Global Long/Short Credit Fund, Class K	1,180,647	338,841		(238,002)	1,281,486	13,224,939	—		25,549	416,909
BlackRock Global Long/Short Equity Fund, Class K	772,809	1,035		(773,844)	—	—	—		(197,868)	205,572
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,478,046	—		1,478,046 [2]	—	—	9,516		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	4,338,806	509,549		(792,121)	4,056,234	40,237,845	1,051,900		24,570	446,929
BlackRock Total Emerging Markets Fund, Institutional Class	788,903	33,363		(137,193)	685,073	6,980,891	78,437		67,494	212,975
iShares 20+ Year Treasury Bond ETF	55,766	115		(55,881)	—	—	13,778		690,195	(952,117)
iShares 7-10 Year Treasury Bond ETF	—	308,424		(33,481)	274,943	29,311,673	242,236		(133,717)	(496,579)
iShares Core MSCI EAFE ETF	135,533	294,624		(32,640)	397,517	24,204,810	457,531		31,008	1,524,759
iShares Core MSCI Emerging Markets ETF	—	165,786		(165,786)	—	—	—		(192,162)	—
iShares Core S&P 500 ETF	—	32,250		(32,250)	—	—	40,469		406,529	—
iShares Core S&P Total U.S. Stock Market ETF	633,937	324,405		(277,740)	680,602	37,718,963	581,731		924,445	4,101,288
iShares Core U.S. Aggregate Bond ETF	543,912	11,509		(555,421)	—	—	755,624		(514,276)	(1,438,533)
iShares Edge MSCI Min Vol USA ETF	316,090	1,585		(317,675)	—	—	77,961		(184,944)	133,758
iShares Floating Rate Bond ETF	154,513	991		(155,504)	—	—	32,459		46,078	(53,645)
iShares iBoxx $ High Yield Corporate Bond ETF	—	204,727		(17,386)	187,341	16,559,071	368,482		5,800	193,578
iShares iBoxx $ Investment Grade Corporate Bond ETF	125,193	28,150		(153,343)	—	—	57,507		(137,459)	(97,126)
iShares Intermediate Credit Bond ETF	—	294,725		(48,369)	246,356	27,044,962	442,188		(100,267)	(223,287)
iShares J.P. Morgan USD Emerging Markets Bond ETF	197,149	25,764		(138,856)	84,057	9,612,758	438,869		(492,755)	(257,398)
iShares MBS ETF	139,192	250		(139,442)	—	—	21,985		(41,175)	(32,192)
iShares S&P 500 Value ETF	—	209,012		(108,607)	100,405	10,538,509	167,783		170,318	277,992
iShares Short Maturity Bond ETF	304,934	68,544		(373,478)	—	—	31,246		(3,000)	(13,925)
iShares TIPS Bond ETF	193,356	67,231		(198,402)	62,185	7,053,644	116,753		90,557	(487,392)
U.S. Total Bond Index Master Portfolio	—	$51,621,787	[3,4]	—	$51,621,787	51,621,787	258,814		145,740	20,533
Master Total Return Portfolio	$72,498,043	—		$(18,864,242)[2,4]	$53,633,801	53,633,801	1,554,589		(426,350)	4,205,323
SL Liquidity Series, LLC, Money Market Series	29,604,881	—		(13,138,328)[2]	16,466,553	16,468,200	126,089	[5]	30	(1,103)
Total						$354,655,997	$7,080,158		$508,778	$7,945,418

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Represents net shares/investment value purchased.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[5]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock 20/80 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,220,408	USD	1,684,737	Morgan Stanley & Co. International PLC	7/05/17	$ 21,746
AUD	106,902	USD	79,447	State Street Bank and Trust Co.	7/05/17	2,712
CHF	1,982,210	USD	2,041,713	Goldman Sachs International	7/05/17	26,146
DKK	2,816,490	USD	423,987	Citibank N.A.	7/05/17	8,753
EUR	6,806,210	USD	7,617,919	UBS AG	7/05/17	157,930
GBP	3,410,380	USD	4,339,233	Citibank N.A.	7/05/17	103,385
ILS	327,600	USD	92,997	Royal Bank of Canada	7/05/17	934
NOK	1,556,389	USD	183,678	Citibank N.A.	7/05/17	2,764
NZD	100,993	USD	73,711	State Street Bank and Trust Co.	7/05/17	290
SEK	6,878,070	USD	789,206	BNP Paribas S.A.	7/05/17	27,452
SGD	447,635	USD	322,574	State Street Bank and Trust Co.	7/05/17	2,591
USD	10,576	HKD	82,327	Morgan Stanley & Co. International PLC	7/05/17	29
USD	744,077	HKD	5,789,970	Morgan Stanley & Co. International PLC	7/05/17	2,364
USD	55,979	JPY	6,184,342	Goldman Sachs International	7/05/17	983
USD	5,803,706	JPY	649,088,188	Goldman Sachs International	7/05/17	31,469
USD	753,770	HKD	5,872,297	Morgan Stanley & Co. International PLC	8/03/17	839
USD	5,879,452	JPY	655,272,530	BNP Paribas S.A.	8/03/17	44,795

						435,182

HKD	5,872,297	USD	753,112	Morgan Stanley & Co. International PLC	7/05/17	(853)
JPY	655,272,530	USD	5,872,270	BNP Paribas S.A.	7/05/17	(45,037)
USD	1,736,916	AUD	2,327,310	Morgan Stanley & Co. International PLC	7/05/17	(51,725)
USD	2,013,238	CHF	1,962,975	Goldman Sachs International	7/05/17	(34,555)
USD	19,883	CHF	19,235	Royal Bank of Scotland PLC	7/05/17	(183)
USD	417,433	DKK	2,773,939	BNP Paribas S.A.	7/05/17	(8,769)
USD	6,438	DKK	42,552	Royal Bank of Canada	7/05/17	(100)
USD	7,600,249	EUR	6,786,262	Goldman Sachs International	7/05/17	(152,809)
USD	22,456	EUR	19,948	State Street Bank and Trust Co.	7/05/17	(334)
USD	122,260	GBP	94,900	Goldman Sachs International	7/05/17	(1,363)
USD	4,295,522	GBP	3,315,481	State Street Bank and Trust Co.	7/05/17	(23,473)
USD	88,468	ILS	317,163	BNP Paribas S.A.	7/05/17	(2,470)
USD	2,955	ILS	10,437	Deutsche Bank AG	7/05/17	(38)
USD	183,022	NOK	1,535,491	Citibank N.A.	7/05/17	(916)
USD	2,484	NOK	20,898	Citibank N.A.	7/05/17	(20)
USD	70,823	NZD	100,993	State Street Bank and Trust Co.	7/05/17	(3,179)
USD	787,199	SEK	6,843,982	BNP Paribas S.A.	7/05/17	(25,412)
USD	3,928	SEK	34,088	Morgan Stanley & Co. International PLC	7/05/17	(119)
USD	321,388	SGD	446,327	Morgan Stanley & Co. International PLC	7/05/17	(2,827)
USD	946	SGD	1,307	Morgan Stanley & Co. International PLC	7/05/17	(4)
USD	1,684,121	AUD	2,220,408	Morgan Stanley & Co. International PLC	8/03/17	(21,693)
USD	2,045,435	CHF	1,982,210	Goldman Sachs International	8/03/17	(26,373)
USD	424,669	DKK	2,816,490	Citibank N.A.	8/03/17	(8,779)
USD	7,629,415	EUR	6,806,210	UBS AG	8/03/17	(158,598)
USD	4,343,206	GBP	3,410,380	Citibank N.A.	8/03/17	(103,653)
USD	93,102	ILS	327,600	Royal Bank of Canada	8/03/17	(936)
USD	183,782	NOK	1,556,389	Citibank N.A.	8/03/17	(2,775)
USD	73,673	NZD	100,993	State Street Bank and Trust Co.	8/03/17	(289)

BLACKROCK FUNDS II	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock 20/80 Target Allocation Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	790,469	SEK	6,878,070	BNP Paribas S.A.	8/03/17	$ (27,571)
USD	322,742	SGD	447,635	State Street Bank and Trust Co.	8/03/17	(2,574)

						(707,427)
Net Unrealized Depreciation						$(272,245)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock 20/80 Target Allocation Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$89,887,317	—	—	$89,887,317
Fixed Income Funds[1]	194,666,679	—	—	194,666,679

Subtotal	$284,553,996	—	—	$284,553,996

Investments Valued at NAV[2]				70,102,001

Total Investments				$354,655,997

Derivative Financial Instruments[3]
Assets:
Foreign currency exchange contracts	—	$435,182	—	$435,182
Liabilities:
Foreign currency exchange contracts	—	(707,427)	—	(707,427)

Total	—	$(272,245)	—	$(272,245)

[1]	See above Schedule of Investments for values in each security type.

[2]

As of June 30, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2017	5

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock 40/60 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 51.3%
BlackRock Global Allocation Fund, Inc., Class K	1,616,607	$31,814,820
BlackRock Total Emerging Markets Fund, Institutional Class	2,378,459	24,236,498
iShares Core MSCI EAFE ETF	738,314	44,955,940
iShares Core S&P Total U.S. Stock Market ETF	1,583,882	87,778,740
iShares S&P 500 Value ETF	117,387	12,320,940

		201,106,938

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 49.8%
BlackRock Global Long/Short Credit Fund, Class K (b)	1,491,420	$15,391,455
BlackRock Strategic Income Opportunities Portfolio, Class K	1,994,418	19,784,624
iShares 7-10 Year Treasury Bond ETF (c)	363,580	38,761,264
iShares iBoxx $ High Yield Corporate Bond ETF (c)	221,144	19,546,918
iShares Intermediate Credit Bond ETF	325,301	35,711,544
iShares J.P. Morgan USD Emerging Markets Bond ETF (c)	100,170	11,455,441
Master Total Return Portfolio	—	54,633,412

		195,284,658

Short-Term Securities — 12.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (d)	372,705	372,705
SL Liquidity Series, LLC, Money Market Series, 1.27% (d)(e)	48,768,762	48,773,639

		49,146,344
Total Affiliated Investment Companies (Cost — $418,365,971*) — 113.7%		445,537,940
Liabilities in Excess of Other Assets — (13.7)%		(53,743,352)

Net Assets — 100.0%		$391,794,588

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$419,280,607

Gross unrealized appreciation	$27,113,167
Gross unrealized depreciation	(855,834)

Net unrealized appreciation	$26,257,333

BLACKROCK FUNDS II	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock 40/60 Target Allocation Fund

(a)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at September 30, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund, Inc., Class K	2,024,497	100,245		(508,135)	1,616,607	$31,814,820	$458,811		$463,441	$1,480,395
BlackRock Global Long/Short Credit Fund, Class K	1,280,941	411,779		(201,300)	1,491,420	15,391,455	—		22,976	477,350
BlackRock Global Long/Short Equity Fund, Class K	1,528,605	6,204		(1,534,809)	—	—	—		(367,589)	382,698
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,111,293	—		(738,588)[2]	372,705	372,705	5,515		—	—
BlackRock Strategic Income Opportunities Portfolio, Class K	3,839,383	130,863		(1,975,828)	1,994,418	19,784,624	532,042		230,231	27,173
BlackRock Total Emerging Markets Fund, Institutional Class	2,550,176	147,658		(319,375)	2,378,459	24,236,498	268,871		267,074	771,697
iShares 20+ Year Treasury Bond ETF	60,027	300		(60,327)	—	—	14,830		757,167	(1,039,275)
iShares 7-10 Year Treasury Bond ETF	—	392,266		(28,686)	363,580	38,761,264	292,285		(137,298)	(559,475)
iShares Core MSCI EAFE ETF	304,345	484,696		(50,727)	738,314	44,955,940	885,003		73,819	2,987,600
iShares Core MSCI Emerging Markets ETF	—	181,702		(181,702)	—	—	—		(211,732)	—
iShares Core S&P 500 ETF	—	36,681		(36,681)	—	—	46,885		464,016	—
iShares Core S&P Total U.S. Stock Market ETF	1,437,663	617,079		(470,860)	1,583,882	87,778,740	1,315,636		1,778,768	9,544,004
iShares Core U.S. Aggregate Bond ETF	75,731	300		(76,031)	—	—	15,385		124,046	(204,692)
iShares Edge MSCI Min Vol USA ETF	431,178	7,559		(438,737)	—	—	89,875		(406,559)	263,584
iShares Edge MSCI USA Momentum Factor ETF	114,107	2,781		(116,888)	—	—	44,796		732,191	(714,337)
iShares Floating Rate Bond ETF	168,416	3,567		(171,983)	—	—	36,608		40,744	(49,158)
iShares iBoxx $ High Yield Corporate Bond ETF	—	243,513		(22,369)	221,144	19,546,918	429,833		6,746	228,781
iShares iBoxx $ Investment Grade Corporate Bond ETF	135,559	31,339		(166,898)	—	—	62,859		(143,371)	(109,808)
iShares Intermediate Credit Bond ETF	—	365,669		(40,368)	325,301	35,711,544	579,963		(95,355)	(291,618)
iShares J.P. Morgan USD Emerging Markets Bond ETF	209,205	34,183		(143,218)	100,170	11,455,441	495,718		(506,203)	(281,805)
iShares S&P 500 Value ETF	—	285,473		(168,086)	117,387	12,320,940	217,059		278,744	324,994
iShares Short Maturity Bond ETF	410,619	74,589		(485,208)	—	—	26,404		(7,592)	(19,011)
iShares TIPS Bond ETF	174,176	81,828		(256,004)	—	—	88,045		10,927	(337,910)
Master Total Return Portfolio	$61,747,798	—		$(7,114,386)[2,3]	$54,633,412	54,633,412	1,549,380		(444,038)	4,003,671
SL Liquidity Series, LLC, Money Market Series	10,172,983	38,595,779	[4]	—	48,768,762	48,773,639	148,391	[5]	(2,334)	(1)
Total						$445,537,940	$7,604,194		$2,928,819	$16,884,857

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net shares/investment value purchased.

[5]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Non-income producing security.

(c)	Security, or a portion of the security, is on loan.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock 40/60 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,087,748	USD	3,101,583	Morgan Stanley & Co. International PLC	7/05/17	$ 40,034
AUD	183,366	USD	136,273	State Street Bank and Trust Co.	7/05/17	4,652
CHF	3,647,539	USD	3,757,034	Goldman Sachs International	7/05/17	48,112
DKK	5,181,242	USD	779,970	Citibank N.A.	7/05/17	16,103
EUR	12,524,367	USD	14,018,023	UBS AG	7/05/17	290,612
GBP	6,274,734	USD	7,983,724	Citibank N.A.	7/05/17	190,218
ILS	602,372	USD	170,997	Royal Bank of Canada	7/05/17	1,718
NOK	2,866,351	USD	338,274	Citibank N.A.	7/05/17	5,090
NZD	185,504	USD	135,391	State Street Bank and Trust Co.	7/05/17	533
SEK	12,658,081	USD	1,452,418	BNP Paribas S.A.	7/05/17	50,522
SGD	823,852	USD	593,683	State Street Bank and Trust Co.	7/05/17	4,769
USD	23,159	HKD	180,279	Morgan Stanley & Co. International PLC	7/05/17	64
USD	1,365,767	HKD	10,627,599	Morgan Stanley & Co. International PLC	7/05/17	4,340
USD	124,781	JPY	13,785,242	Goldman Sachs International	7/05/17	2,191
USD	10,657,653	JPY	1,192,267,424	Royal Bank of Canada	7/05/17	55,011
USD	1,387,302	HKD	10,807,877	Morgan Stanley & Co. International PLC	8/03/17	1,544
USD	10,821,342	JPY	1,206,052,666	BNP Paribas S.A.	8/03/17	82,447

						797,960

HKD	10,807,877	USD	1,386,092	Morgan Stanley & Co. International PLC	7/05/17	(1,570)
JPY	1,206,052,666	USD	10,808,124	BNP Paribas S.A.	7/05/17	(82,892)
USD	3,187,605	AUD	4,271,114	Citibank N.A.	7/05/17	(94,937)
USD	3,695,807	CHF	3,603,536	Goldman Sachs International	7/05/17	(63,434)
USD	45,485	CHF	44,004	Royal Bank of Scotland PLC	7/05/17	(420)
USD	766,273	DKK	5,092,059	BNP Paribas S.A.	7/05/17	(16,097)
USD	13,493	DKK	89,183	Royal Bank of Canada	7/05/17	(209)
USD	13,952,716	EUR	12,459,941	Goldman Sachs International	7/05/17	(282,314)
USD	72,525	EUR	64,427	State Street Bank and Trust Co.	7/05/17	(1,080)
USD	245,242	GBP	190,360	Goldman Sachs International	7/05/17	(2,735)
USD	7,882,888	GBP	6,084,374	State Street Bank and Trust Co.	7/05/17	(43,077)
USD	162,436	ILS	582,341	BNP Paribas S.A.	7/05/17	(4,536)
USD	5,671	ILS	20,031	Deutsche Bank AG	7/05/17	(72)
USD	5,805	NOK	48,842	Citibank N.A.	7/05/17	(46)
USD	335,951	NOK	2,817,508	State Street Bank and Trust Co.	7/05/17	(1,563)
USD	130,086	NZD	185,504	State Street Bank and Trust Co.	7/05/17	(5,838)
USD	1,444,690	SEK	12,560,271	BNP Paribas S.A.	7/05/17	(46,637)
USD	11,271	SEK	97,810	Morgan Stanley & Co. International PLC	7/05/17	(342)
USD	589,893	SGD	819,213	Morgan Stanley & Co. International PLC	7/05/17	(5,189)
USD	3,357	SGD	4,639	Morgan Stanley & Co. International PLC	7/05/17	(13)
USD	3,100,449	AUD	4,087,748	Morgan Stanley & Co. International PLC	8/03/17	(39,936)

BLACKROCK FUNDS II	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock 40/60 Target Allocation Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,763,883	CHF	3,647,539	Goldman Sachs International	8/03/17	$ (48,529)
USD	781,224	DKK	5,181,242	Citibank N.A.	8/03/17	(16,150)
USD	14,039,177	EUR	12,524,367	UBS AG	8/03/17	(291,842)
USD	7,991,033	GBP	6,274,734	Citibank N.A.	8/03/17	(190,710)
USD	171,191	ILS	602,372	Royal Bank of Canada	8/03/17	(1,720)
USD	338,465	NOK	2,866,351	Citibank N.A.	8/03/17	(5,111)
USD	135,321	NZD	185,504	State Street Bank and Trust Co.	8/03/17	(531)
USD	1,454,743	SEK	12,658,081	BNP Paribas S.A.	8/03/17	(50,740)
USD	593,992	SGD	823,852	State Street Bank and Trust Co.	8/03/17	(4,738)

						(1,303,008)
Net Unrealized Depreciation						$ (505,048)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock 40/60 Target Allocation Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$201,106,938	—	—	$201,106,938
Fixed Income Funds[1]	140,651,246	—	—	140,651,246
Short-Term Securities	372,705	—	—	372,705

Subtotal	$342,130,889	—	—	$342,130,889

Investments Valued at NAV[2]				103,407,051

Total Investments				$445,537,940

Derivative Financial Instruments[3]
Assets:
Foreign currency exchange contracts	—	$797,960	—	$797,960
Liabilities:
Foreign currency exchange contracts	—	(1,303,008)	—	(1,303,008)

Total	—	$(505,048)	—	$(505,048)

[1]	See above Schedule of Investments for values in each security type.

[2]

As of June 30, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2017	5

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 70.8%
BlackRock Basic Value Fund, Inc., Class K	953,843	$24,027,301
BlackRock Global Allocation Fund, Inc., Class K	1,813,103	35,681,877
BlackRock Global Dividend Portfolio, Class K	1,532,060	20,682,808
BlackRock Total Emerging Markets Fund, Institutional Class	3,540,834	36,081,098
iShares Core MSCI EAFE ETF	1,188,091	72,342,861
iShares Core MSCI Emerging Markets ETF	206,459	10,331,208
iShares Core S&P Mid-Cap ETF	198,611	34,548,383
iShares Core S&P Total U.S. Stock Market ETF	2,186,635	121,183,312

		354,878,848

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 29.5%
BlackRock Strategic Income Opportunities Portfolio, Class K	2,529,549	$25,093,129
iShares 7-10 Year Treasury Bond ETF (b)	366,405	39,062,437
iShares iBoxx $ High Yield Corporate Bond ETF (b)	220,472	19,487,520
iShares J.P. Morgan USD Emerging Markets Bond ETF (b)	125,829	14,389,804
Master Total Return Portfolio	—	49,825,421

		147,858,311

Short-Term Securities — 12.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (c)	605,469	605,469
SL Liquidity Series, LLC, Money Market Series, 1.27% (c)(d)	59,321,320	59,327,252

		59,932,721
Total Affiliated Investment Companies (Cost — $522,167,858*) — 112.3%		562,669,880
Liabilities in Excess of Other Assets — (12.3)%		(61,817,046)

Net Assets — 100.0%		$500,852,834

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$525,510,397

Gross unrealized appreciation	$37,539,276
Gross unrealized depreciation	(379,793)

Net unrealized appreciation	$37,159,483

BLACKROCK FUNDS II	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock 60/40 Target Allocation Fund

(a)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at September 30, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	995,176	86,431		(127,764)	953,843	$24,027,301	$472,705		$459,110	$449,872
BlackRock Global Allocation Fund, Inc., Class K	1,787,898	136,843		(111,638)	1,813,103	35,681,877	457,170		276,975	1,837,813
BlackRock Global Dividend Portfolio, Class K	—	1,622,573		(90,513)	1,532,060	20,682,808	231,852		52,627	2,379,920
BlackRock Global Dividend Portfolio, Institutional Class	1,512,560	18,591		(1,531,151)	—	—	100,351		(639,686)	33,188
BlackRock Global Long/Short Equity Fund, Class K	2,650,367	6,595		(2,656,962)	—	—	—		(209,902)	235,978
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,053,091	—		(1,447,622)[2]	605,469	605,469	8,254		—	2
BlackRock Strategic Income Opportunities Portfolio, Class K	2,932,069	189,274		(591,794)	2,529,549	25,093,129	621,918		9,909	272,827
BlackRock Total Emerging Markets Fund, Institutional Class	3,394,777	356,762		(210,705)	3,540,834	36,081,098	359,650		321,486	1,260,892
iShares 20+ Year Treasury Bond ETF	69,994	200		(70,194)	—	—	17,293		176,086	(504,736)
iShares 7-10 Year Treasury Bond ETF	—	379,140		(12,735)	366,405	39,062,437	239,560		(51,338)	(376,504)
iShares Core MSCI EAFE ETF	713,046	535,515		(60,470)	1,188,091	72,342,861	1,576,015		(92,204)	5,634,141
iShares Core MSCI Emerging Markets ETF	—	417,298		(210,839)	206,459	10,331,208	74,554		(239,958)	508,837
iShares Core S&P 500 ETF	—	43,063		(43,063)	—	—	55,349		542,774	—
iShares Core S&P Mid-Cap ETF	61,070	148,765		(11,224)	198,611	34,548,383	369,071		7,413	3,957,490
iShares Core S&P Total U.S. Stock Market ETF	1,915,069	400,313		(128,747)	2,186,635	121,183,312	1,592,383		61,653	12,819,250
iShares Core U.S. Aggregate Bond ETF	82,948	200		(83,148)	—	—	16,851		49,485	(137,772)
iShares Edge MSCI Min Vol USA ETF	700,433	12,961		(713,394)	—	—	139,021		(542,221)	273,522
iShares Edge MSCI USA Momentum Factor ETF	177,050	4,871		(181,921)	—	—	70,149		642,416	(612,956)
iShares Floating Rate Bond ETF	195,472	500		(195,972)	—	—	8,857		39,772	(57,368)
iShares iBoxx $ High Yield Corporate Bond ETF	—	229,810		(9,338)	220,472	19,487,520	416,852		2,026	228,806
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	39,262		(39,262)	—	—	24,606		(71,686)	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	159,190	120,694		(154,055)	125,829	14,389,804	540,053		(514,559)	(252,425)
iShares S&P 500 Value ETF	—	337,001		(337,001)	—	—	182,692		491,817	—
iShares Short Maturity Bond ETF	—	93,444		(93,444)	—	—	8,186		(3,915)	—
iShares TIPS Bond ETF	158,928	139,940		(298,868)	—	—	93,960		54,372	(293,626)
Master Total Return Portfolio	$51,619,092	—		$(1,793,671)[2,3]	$49,825,421	49,825,421	1,393,295		(413,019)	782,087
SL Liquidity Series, LLC, Money Market Series	48,772,673	10,548,647	[4]	—	59,321,320	59,327,252	229,674	[5]	3,064	(3,290)
Total						$562,669,880	$9,300,321		$412,497	$28,435,948

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[4]	Represents net shares/investment value purchased.

[5]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock 60/40 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,200,561	USD	3,945,932	Morgan Stanley & Co. International PLC	7/05/17	$ 50,932
AUD	143,332	USD	106,521	State Street Bank and Trust Co.	7/05/17	3,636
CHF	4,641,371	USD	4,780,699	Goldman Sachs International	7/05/17	61,220
DKK	6,593,282	USD	992,535	Citibank N.A.	7/05/17	20,491
EUR	15,9.36,263	USD	17,836,821	UBS AG	7/05/17	369,781
GBP	7,984,036	USD	10,158,573	Citibank N.A.	7/05/17	242,035
ILS	767,083	USD	217,754	Royal Bank of Canada	7/05/17	2,187
NOK	3,645,885	USD	430,271	Citibank N.A.	7/05/17	6,474
NZD	236,658	USD	172,727	State Street Bank and Trust Co.	7/05/17	680
SEK	16,104,447	USD	1,847,862	BNP Paribas S.A.	7/05/17	64,278
SGD	1,048,195	USD	755,349	State Street Bank and Trust Co.	7/05/17	6,067
USD	58,175	HKD	452,860	Morgan Stanley & Co. International PLC	7/05/17	162
USD	1,708,930	HKD	13,297,891	Morgan Stanley & Co. International PLC	7/05/17	5,430
USD	385,994	JPY	42,642,751	Goldman Sachs International	7/05/17	6,779
USD	13,334,825	JPY	1,491,761,489	Royal Bank of Canada	7/05/17	68,829
USD	1,765,050	HKD	13,750,751	Morgan Stanley & Co. International PLC	8/03/17	1,964
USD	13,767,486	JPY	1,534,404,240	BNP Paribas S.A.	8/03/17	104,893

						1,015,838

HKD	13,750,751	USD	1,763,510	Morgan Stanley & Co. International PLC	7/05/17	(1,997)
JPY	1,534,404,240	USD	13,750,670	BNP Paribas S.A.	7/05/17	(105,459)
USD	3,988,251	AUD	5,343,893	Morgan Stanley & Co. International PLC	7/05/17	(118,770)
USD	4,624,203	CHF	4,508,752	Goldman Sachs International	7/05/17	(79,368)
USD	137,084	CHF	132,618	Royal Bank of Scotland PLC	7/05/17	(1,264)
USD	958,675	DKK	6,370,621	BNP Paribas S.A.	7/05/17	(20,139)
USD	33,689	DKK	222,662	Royal Bank of Canada	7/05/17	(522)
USD	17,452,828	EUR	15,585,582	Goldman Sachs International	7/05/17	(353,134)
USD	394,763	EUR	350,681	State Street Bank and Trust Co.	7/05/17	(5,877)
USD	476,785	GBP	370,086	Goldman Sachs International	7/05/17	(5,317)
USD	9,864,599	GBP	7,613,950	State Street Bank and Trust Co.	7/05/17	(53,906)
USD	203,346	ILS	729,007	BNP Paribas S.A.	7/05/17	(5,678)
USD	10,780	ILS	38,076	Deutsche Bank AG	7/05/17	(137)
USD	14,377	NOK	120,964	Citibank N.A.	7/05/17	(114)
USD	420,304	NOK	3,524,920	State Street Bank and Trust Co.	7/05/17	(1,952)
USD	162,717	NZD	232,040	BNP Paribas S.A.	7/05/17	(7,305)
USD	3,277	NZD	4,619	Northern Trust Corp.	7/05/17	(107)
USD	1,807,389	SEK	15,713,616	BNP Paribas S.A.	7/05/17	(58,345)
USD	45,036	SEK	390,831	Morgan Stanley & Co. International PLC	7/05/17	(1,369)
USD	738,072	SGD	1,024,996	Morgan Stanley & Co. International PLC	7/05/17	(6,492)
USD	16,787	SGD	23,199	Morgan Stanley & Co. International PLC	7/05/17	(65)

BLACKROCK FUNDS II	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock 60/40 Target Allocation Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,944,489	AUD	5,200,561	Morgan Stanley & Co. International PLC	8/03/17	$(50,808)
USD	4,789,414	CHF	4,641,371	Goldman Sachs International	8/03/17	(61,752)
USD	994,131	DKK	6,593,282	Citibank N.A.	8/03/17	(20,552)
USD	17,863,738	EUR	15,936,263	UBS AG	8/03/17	(371,345)
USD	10,167,872	GBP	7,984,036	Citibank N.A.	8/03/17	(242,661)
USD	218,000	ILS	767,083	Royal Bank of Canada	8/03/17	(2,191)
USD	430,515	NOK	3,645,885	Citibank N.A.	8/03/17	(6,501)
USD	172,638	NZD	236,658	State Street Bank and Trust Co.	8/03/17	(677)
USD	1,850,820	SEK	16,104,447	BNP Paribas S.A.	8/03/17	(64,555)
USD	755,742	SGD	1,048,195	State Street Bank and Trust Co.	8/03/17	(6,028)

						(1,654,387)
Net Unrealized Depreciation						$(638,549)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee ( the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock 60/40 Target Allocation Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$354,878,848	—	—	$354,878,848
Fixed Income Funds[1]	98,032,890	—	—	98,032,890
Short-Term Securities	605,469	—	—	605,469

Subtotal	$453,517,207	—	—	$453,517,207

Investments Valued at NAV[2]				109,152,673

Total Investments				$562,669,880

Derivative Financial Instruments[3]
Assets:
Foreign currency exchange contracts	—	$1,015,838	—	$1,015,838
Liabilities:
Foreign currency exchange contracts	—	(1,654,387)	—	(1,654,387)

Total	—	$(638,549)	—	$(638,549)

[1]	See above Schedule of Investments for values in each security type.

[2]

As of June 30, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2017	5

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 89.1%
BlackRock Basic Value Fund, Inc., Class K	799,087	$20,129,008
BlackRock Global Allocation Fund, Inc., Class K	811,560	15,971,491
BlackRock Global Dividend Portfolio, Class K	1,007,414	13,600,091
BlackRock Total Emerging Markets Fund, Institutional Class	1,290,158	13,146,709
iShares Core MSCI EAFE ETF	818,025	49,809,542
iShares Core MSCI Emerging Markets ETF	219,977	11,007,649
iShares Core S&P 500 ETF	56,101	13,655,544
iShares Core S&P Mid-Cap ETF	168,867	29,374,415
iShares Core S&P Total U.S. Stock Market ETF	1,220,025	67,613,786
iShares Edge MSCI Min Vol USA ETF	118,533	5,799,820

		240,108,055

Affiliated Investment Companies (a)	Shares	Value
Fixed Income Funds — 10.9%
iShares 7-10 Year Treasury Bond ETF	98,742	$10,526,885
iShares iBoxx $ High Yield Corporate Bond ETF (b)	59,402	5,250,543
iShares J.P. Morgan USD Emerging Markets Bond ETF	48,914	5,593,805
Master Total Return Portfolio	—	8,122,407

		29,493,640

Short-Term Securities — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (c)	801,825	801,825
SL Liquidity Series, LLC, Money Market Series, 1.27% (c)(d)	3,682,764	3,683,132

		4,484,957
Total Affiliated Investment Companies (Cost — $250,349,479*) — 101.7%		274,086,652
Liabilities in Excess of Other Assets — (1.7)%		(4,689,707)

Net Assets — 100.0%		$269,396,945

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$252,506,916

Gross unrealized appreciation	$21,579,736
Gross unrealized depreciation	—

Net unrealized appreciation	$21,579,736

BLACKROCK FUNDS II	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock 80/20 Target Allocation Fund

(a)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Investment Value Held at September 30, 2016	Shares/ Investment Value Purchased		Shares/ Investment Value Sold	Shares/ Investment Value Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Basic Value Fund, Inc., Class K	669,030	193,459		(63,402)	799,087	$20,129,008	$330,232		$ 160,218	$ 663,339
BlackRock Global Allocation Fund, Inc., Class K	652,083	184,512		(25,035)	811,560	15,971,491	176,694		104,571	303,230
BlackRock Global Dividend Portfolio, Class K	—	1,037,534		(30,120)	1,007,414	13,600,091	142,189		20,816	—
BlackRock Global Dividend Portfolio, Institutional Class	806,997	6,903		(813,900)	—	—	53,320		(338,258)	15,410
BlackRock Global Long/Short Equity Fund, Class K	372,836	36,786		(409,622)	—	—	—		50,698	57,784
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,199,838	—		(398,013)[2]	801,825	801,825	4,039		—	1,160,922
BlackRock Total Emerging Markets Fund, Institutional Class	825,836	502,203		(37,881)	1,290,158	13,146,709	92,546		93,790	1,059,997
iShares 7-10 Year Treasury Bond ETF	—	100,652		(1,910)	98,742	10,526,885	31,575		(104)	532,378
iShares Core MSCI EAFE ETF	452,292	392,294		(26,561)	818,025	49,809,542	1,064,885		(17,634)	(805,798)
iShares Core MSCI Emerging Markets ETF	—	445,743		(225,766)	219,977	11,007,649	79,139		(269,286)	83,940
iShares Core S&P 500 ETF	—	57,622		(1,521)	56,101	13,655,544	180,639		(260)	4,848,865
iShares Core S&P Mid-Cap ETF	77,930	101,984		(11,047)	168,867	29,374,415	310,874		1,817	1,334,231
iShares Core S&P Total U.S. Stock Market ETF	973,353	293,476		(46,804)	1,220,025	67,613,786	851,924		(5,507)	(1,803,577)
iShares Core U.S. Aggregate Bond ETF	36,537	100		(36,637)	—	—	7,422		18,291	(57,088)
iShares Edge MSCI Min Vol Emerging Markets ETF	154,769	300		(155,069)	—	—	—		537,954	(660,277)
iShares Edge MSCI Min Vol USA ETF	298,346	32,715		(212,528)	118,533	5,799,820	116,634		(296,398)	571,287
iShares Edge MSCI USA Momentum Factor ETF	204,605	13,163		(217,768)	—	—	56,541		386,621	(467,427)
iShares iBoxx $ High Yield Corporate Bond ETF	—	60,611		(1,209)	59,402	5,250,543	105,614		(272)	8,418,885
iShares J.P. Morgan USD Emerging Markets Bond ETF	68,537	29,643		(49,266)	48,914	5,593,805	227,153		(182,651)	3,019,343
iShares S&P 500 Value ETF	—	217,830		(217,830)	—	—	119,196		279,785	—
iShares Short Maturity Bond ETF	—	37,378		(37,378)	—	—	3,161		(1,568)	—
iShares TIPS Bond ETF	68,830	38,855		(107,685)	—	—	33,769		39,517	(127,696)
Master Total Return Portfolio	$8,019,681	$102,726	[3,4]	—	$8,122,407	8,122,407	206,684		(60,952)	98,063
SL Liquidity Series, LLC, Money Market Series	6,980,234	—		(3,297,470)[2]	3,682,764	3,683,132	73,788	[5]	5,325	—
Total						$274,086,652	$4,268,018		$ 526,513	$18,245,811

[1]	Includes net capital gain distributions.

[2]	Represents net shares/investment value sold.

[3]	Represents net shares/investment value purchased.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

[5]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(b)	Security, or a portion of the security, is on loan.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities.

2	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock 80/20 Target Allocation Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	3,235,012	USD	2,454,569	Morgan Stanley & Co. International PLC	7/05/17	$ 31,682
AUD	63,502	USD	47,193	State Street Bank and Trust Co.	7/05/17	1,611
CHF	2,886,191	USD	2,972,831	Goldman Sachs International	7/05/17	38,069
DKK	4,102,090	USD	617,518	Citibank N.A.	7/05/17	12,749
EUR	9,915,659	USD	11,098,200	UBS AG	7/05/17	230,081
GBP	4,966,397	USD	6,319,047	Citibank N.A.	7/05/17	150,556
ILS	477,157	USD	135,452	Royal Bank of Canada	7/05/17	1,361
NOK	2,266,817	USD	267,520	Citibank N.A.	7/05/17	4,025
NZD	147,218	USD	107,448	State Street Bank and Trust Co.	7/05/17	423
SEK	10,017,506	USD	1,149,432	BNP Paribas S.A.	7/05/17	39,983
SGD	651,892	USD	469,766	State Street Bank and Trust Co.	7/05/17	3,773
USD	44,829	HKD	348,975	Morgan Stanley & Co. International PLC	7/05/17	125
USD	1,054,289	HKD	8,203,857	Morgan Stanley & Co. International PLC	7/05/17	3,350
USD	310,864	JPY	34,342,760	Goldman Sachs International	7/05/17	5,459
USD	8,226,613	JPY	920,066,896	Goldman Sachs International	7/05/17	44,606
USD	1,097,844	HKD	8,552,832	Morgan Stanley & Co. International PLC	8/03/17	1,222
USD	8,563,468	JPY	954,409,656	BNP Paribas S.A.	8/03/17	65,244

						634,319

HKD	8,552,832	USD	1,096,886	Morgan Stanley & Co. International PLC	7/05/17	(1,242)
JPY	954,409,656	USD	8,553,008	BNP Paribas S.A.	7/05/17	(65,596)
USD	2,461,975	AUD	3,298,513	Morgan Stanley & Co. International PLC	7/05/17	(73,080)
USD	2,852,691	CHF	2,781,469	Goldman Sachs International	7/05/17	(48,963)
USD	108,248	CHF	104,722	Royal Bank of Scotland PLC	7/05/17	(998)
USD	591,487	DKK	3,930,566	BNP Paribas S.A.	7/05/17	(12,426)
USD	25,952	DKK	171,524	Royal Bank of Canada	7/05/17	(402)
USD	10,768,488	EUR	9,616,387	Goldman Sachs International	7/05/17	(217,886)
USD	336,891	EUR	299,272	State Street Bank and Trust Co.	7/05/17	(5,016)
USD	345,276	GBP	268,008	Goldman Sachs International	7/05/17	(3,851)
USD	6,087,212	GBP	4,698,389	State Street Bank and Trust Co.	7/05/17	(33,264)
USD	125,549	ILS	450,099	BNP Paribas S.A.	7/05/17	(3,506)
USD	7,661	ILS	27,058	Deutsche Bank AG	7/05/17	(97)
USD	10,423	NOK	87,699	Citibank N.A.	7/05/17	(83)
USD	259,831	NOK	2,179,118	State Street Bank and Trust Co.	7/05/17	(1,209)
USD	2,861	NZD	4,033	Northern Trust Corp.	7/05/17	(94)
USD	100,392	NZD	143,185	State Street Bank and Trust Co.	7/05/17	(4,524)
USD	1,115,506	SEK	9,698,320	BNP Paribas S.A.	7/05/17	(36,010)
USD	36,780	SEK	319,186	Morgan Stanley & Co. International PLC	7/05/17	(1,118)
USD	455,378	SGD	632,406	Morgan Stanley & Co. International PLC	7/05/17	(4,006)
USD	14,101	SGD	19,486	Morgan Stanley & Co. International PLC	7/05/17	(54)
USD	2,453,671	AUD	3,235,012	Morgan Stanley & Co. International PLC	8/03/17	(31,605)
USD	2,978,251	CHF	2,886,191	Goldman Sachs International	8/03/17	(38,400)
USD	618,511	DKK	4,102,090	Citibank N.A.	8/03/17	(12,787)
USD	11,114,948	EUR	9,915,659	UBS AG	8/03/17	(231,054)
USD	6,324,832	GBP	4,966,397	Citibank N.A.	8/03/17	(150,945)
USD	135,605	ILS	477,157	Royal Bank of Canada	8/03/17	(1,363)
USD	267,671	NOK	2,266,817	Citibank N.A.	8/03/17	(4,042)

BLACKROCK FUNDS II	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock 80/20 Target Allocation Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	107,392	NZD	147,218	State Street Bank and Trust Co.	8/03/17	$ (421)
USD	1,151,272	SEK	10,017,506	BNP Paribas S.A.	8/03/17	(40,156)
USD	470,010	SGD	651,892	State Street Bank and Trust Co.	8/03/17	(3,749)

						(1,027,947)
Net Unrealized Depreciation						$ (393,628)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock 80/20 Target Allocation Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Equity Funds[1]	$240,108,055	—	—	$240,108,055
Fixed Income Funds[1]	21,371,233	—	—	21,371,233
Short-Term Securities	801,825	—	—	801,825

Subtotal	$262,281,113	—	—	$262,281,113

Investments Valued at NAV[2]				11,805,539

Total Investments				$274,086,652

Derivative Financial Instruments[3]
Assets:
Foreign currency exchange contracts	—	$634,319	—	$634,319
Liabilities:
Foreign currency exchange contracts	—	(1,027,947)	—	(1,027,947)

Total	—	$(393,628)	—	$(393,628)

[1]	See above Schedule of Investments for values in each security type.

[2]

As of June 30, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	JUNE 30, 2017	5

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 0.00%, 7/15/26 (a)(b)	USD	1,320	$1,320,000
Allegro CLO II Ltd., Series 2014-1A, Class A1R, 2.33%, 1/21/27 (a)(b)(c)		770	770,177
ALM V Ltd., Series 2012-5A, Class A2R, 3.31%, 10/18/27 (a)(b)		1,000	1,009,819
ALM XI Ltd., Series 2014-11A, Class A1R, 2.23%, 10/17/26 (a)(b)(c)		4,114	4,114,000
ALM XII Ltd.:
Series 2015-12A, Class A1R, 2.21%, 4/16/27 (a)(b)(c)		2,210	2,210,000
Series 2015-12A, Class BR, 3.21%, 4/16/27 (a)(b)(c)		1,110	1,110,000
ALM XIV Ltd., Series 2014-14A, Class A1R, 2.32%, 7/28/26 (a)(b)		4,240	4,241,077
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class BR, 0.00%, 7/15/27 (a)(b)(c)		560	560,000
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.77%, 5/26/28 (a)(b)		1,770	1,782,258
AMMC CLO IX Ltd.:
Series 2011-9A, Class B1R, 3.66%, 1/15/22 (a)(b)		3,070	3,091,604
Series 2011-9A, Class CR, 4.76%, 1/15/22 (a)(b)		900	902,417
AMMC CLO XIII Ltd.:
Series 2013-13A, Class A1LR, 0.00%, 7/24/29 (a)(b)(c)		790	790,000
Series 2013-13A, Class A3L, 3.85%, 1/26/26 (a)(b)		500	499,989
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class A2AR, 3.22%, 4/28/26 (a)(b)		580	579,968
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class A1AR, 2.31%, 7/28/26 (a)(b)(c)		920	922,392
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, 0.00%, 7/15/30 (a)(b)(c)		580	580,000
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1, 2.35%, 7/13/25 (a)(b)		670	670,085
Series 2013-1A, Class A2A, 2.91%, 7/13/25 (a)(b)		440	440,129
Apidos CLO XII, Series 2013-12A, Class A, 2.26%, 4/15/25 (a)(b)		7,024	7,031,615
Apidos CLO XV, Series 2013-15A, Class A1R, 2.26%, 10/20/25 (a)(b)(c)		500	500,065
Apidos CLO XVI, Series 2013-16A, Class A1R, 2.19%, 1/19/25 (a)(b)(c)		950	950,000
Apidos CLO XVIII, Series 2014-18A, Class A1R, 2.27%, 7/22/26 (a)(b)		370	370,474
Apidos CLO XX, Series 2015-20A, Class A1R, 2.49%, 1/16/27 (a)(b)		250	250,277

Asset-Backed Securities		Par (000)	Value
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, 2.91%, 9/15/25 (a)(b)(c)	USD	780	$780,000
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.86%, 9/15/26 (a)(b)(c)		1,300	1,300,000
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.68%, 2/17/26 (a)(b)		2,330	2,329,784
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class CR, 3.38%, 10/15/26 (a)(b)		320	317,369
Atrium X:
Series 10A, Class B1R, 2.54%, 7/16/25 (a)(b)(c)		1,250	1,250,000
Series 10A, Class CR, 3.04%, 7/16/25 (a)(b)(c)		450	450,000
Atrium XI, Series 11A, Class A1R, 2.29%, 10/23/25 (a)(b)		310	310,304
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, 2.66%, 1/15/28 (a)(b)		630	634,982
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		395	391,754
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		484	490,381
Babson CLO Ltd., Series 2013-IA, Class A, 2.26%, 4/20/25 (a)(b)		1,790	1,791,939
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, 2.29%, 10/22/25 (a)(b)		3,965	3,966,219
Benefit Street Partners CLO Ltd., Series 2012-IA, Class A2R, 3.41%, 10/15/25 (a)(b)		2,550	2,565,410
BlueMountain CLO Ltd.:
Series 2012-1A, Class C, 4.41%, 7/20/23 (a)(b)		250	250,025
Series 2013-2A, Class A, 2.35%, 1/22/25 (a)(b)		360	360,193
Series 2013-4A, Class AR, 2.17%, 4/15/25 (a)(b)		2,510	2,510,734
Series 2014-2A, Class A, 2.61%, 7/20/26 (a)(b)		280	280,005
Series 2014-2A, Class AR, 0.00%, 7/20/26 (a)(b)		280	278,567
Brookside Mill CLO Ltd., Series 2013-1A, Class A1, 2.31%, 4/17/25 (a)(b)		1,150	1,151,210
Bsprt Issuer Ltd.:
Series 2017-FL1, Class A, 2.43%, 6/15/27 (a)(b)(c)		1,410	1,411,763
Series 2017-FL1, Class B, 3.48%, 6/15/27 (a)(b)		1,020	1,017,552
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 1.50%, 12/15/20 (a)(b)		384	382,117
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 2.61%, 1/20/29 (a)(b)		5,830	5,893,329

Portfolio Abbreviations
ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
AKA	Also Known As	FKA	Formerly Known As	OTC	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PIK	Payment-in-kind
BRL	Brazilian Real	GO	General Obligation Bonds	RB	Revenue Bonds
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	HUF	Hungarian Forint	RUB	Russian Ruble
CAD	Canadian Dollar	IDR	Indonesian Rupiah	S&P	Standard & Poor’s
CHF	Swiss Franc	JPY	Japanese Yen	SCA	Svenska Celluosa Aktiebolaget
CLO	Collateralized Loan Obligation	KRW	South Korean Won	SEK	Swedish Krona
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
CNY	Chinese Yuan	MXIBTIIE	Mexico Interbank TIIE 28 Day	TBA	To-be-announced
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish Lira
DAC	Designated Activity Company	MYR	Malaysian Ringgit	UK RPI	United Kingdom Retail Prices Index
ETF	Exchange-Traded Fund	NOK	Norwegian Krone	USD	US Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

BLACKROCK FUNDS II	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Cavalry CLO IV Ltd., Series 2014-4A, Class A, 2.66%, 10/15/26 (a)(b)	USD	400	$399,997
CIFC Funding Ltd.:
Series 2013-4A, Class B1R, 2.70%, 11/27/24 (a)(b)		1,800	1,802,075
Series 2014-1A, Class AR, 2.21%, 4/18/25 (a)(b)(c)		560	560,000
Series 2014-2A, Class A1LR, 2.39%, 5/24/26 (a)(b)(c)		2,909	2,909,116
Series 2014-4A, Class A1R, 2.54%, 10/17/26 (a)(b)		2,060	2,062,893
Series 2014-5A, Class A1R, 2.56%, 1/17/27 (a)(b)		8,910	8,939,351
Series 2015-2A, Class A, 2.61%, 4/15/27 (a)(b)		360	360,810
Series 2015-3A, Class A, 2.58%, 10/19/27 (a)(b)		1,060	1,059,705
Colony American Homes, Series 2015-1A, Class A, 2.37%, 7/17/32 (a)(b)		1,147	1,148,941
Dryden 25 Senior Loan Fund, Series 2012-25A, Class AR, 2.36%, 1/15/25 (a)(b)		2,814	2,816,563
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		2,085	2,086,515
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, 2.54%, 3/15/27 (a)(b)(c)		320	320,000
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, 0.00%, 1/17/27 (a)(b)		250	250,000
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 1.29%, 3/25/36 (b)		767	471,305
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.44%, 10/28/24 (a)(b)		4,330	4,330,756
Highbridge Loan Management Ltd.:
Series 5A-2015, Class C1R, 3.29%, 1/29/26 (a)(b)(c)		530	530,000
Series 6A-2015, Class A, 2.62%, 5/05/27 (a)(b)		2,100	2,103,258
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.50%, 1/15/24 (a)(b)		40	38,488
Invitation Homes Trust:
Series 2014-SFR2, Class A, 2.31%, 9/17/31 (a)(b)		922	923,824
Series 2014-SFR2, Class C, 3.41%, 9/17/31 (a)(b)		550	551,688
Series 2014-SFR3, Class A, 2.41%, 12/17/31 (a)(b)		127	127,274
Series 2015-SFR3, Class A, 2.51%, 8/17/32 (a)(b)		1,437	1,443,697
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.82%, 6/20/21 (a)(b)		500	498,361
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, 2.28%, 7/20/26 (a)(b)		1,505	1,506,161
Mid-State Trust VII, Series 7, Class A, 6.34%, 10/15/36		2,006	2,128,594
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.34%, 1/20/24 (a)(b)		990	990,966
Mountain View CLO Ltd., Series 2013-1A, Class A, 2.32%, 4/12/24 (a)(b)		7,500	7,501,609
MP CLO III Ltd., Series 2013-1A, Class A, 2.34%, 4/20/25 (a)(b)		830	830,117
MP CLO VIII Ltd., Series 2015-2A, Class B, 3.42%, 10/28/27 (a)(b)		1,500	1,501,206
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, 2.91%, 10/17/44 (a)(b)		895	858,134
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)(b)		800	726,704

Asset-Backed Securities		Par (000)	Value
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class B, 3.45%, 1/23/24 (a)(b)	USD	3,250	$3,249,366
Series 2012-13A, Class C, 4.00%, 1/23/24 (a)(b)		500	500,596
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class B2R, 3.33%, 4/15/26 (a)(b)		635	634,966
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.58%, 1/18/24 (a)(b)		3,247	3,248,589
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, 2.17%, 10/20/25 (a)(b)(c)		250	250,383
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.28%, 4/20/25 (a)(b)		1,240	1,240,133
OCP CLO Ltd.:
Series 2014-5A, Class A2, 2.89%, 4/26/26 (a)(b)		170	170,001
Series 2015-8A, Class A1, 2.69%, 4/17/27 (a)(b)		200	200,449
Series 2017-13A, Class A1A, 0.00%, 7/15/30 (a)(b)		2,610	2,605,302
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.28%, 7/17/25 (a)(b)		4,590	4,595,670
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.84%, 10/25/25 (a)(b)		2,390	2,391,455
OFSI Fund VI Ltd., Series 2014-6A, Class A2, 3.06%, 3/20/25 (a)(b)		2,230	2,232,025
OHA Loan Funding LLC, Series 2014-1A, Class A1R, 2.31%, 10/20/26 (a)(b)		906	906,515
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.46%, 8/23/24 (a)(b)		4,495	4,495,861
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		279	279,387
Series 2014-1A, Class B, 3.24%, 6/18/24 (a)		1,415	1,416,419
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		850	853,385
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		997	1,006,938
Series 2015-1A, Class B, 3.85%, 3/18/26 (a)		997	1,011,106
Series 2015-2A, Class B, 3.10%, 7/18/25 (a)		2,566	2,559,900
Series 2016-2A, Class A, 4.10%, 3/20/28 (a)		1,509	1,539,328
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 2.61%, 10/30/27 (a)(b)		3,000	3,008,479
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 2.30%, 7/22/25 (a)(b)		8,315	8,319,213
OZLM IX Ltd., Series 2014-9A, Class CR, 4.71%, 1/20/27 (a)(b)		1,390	1,391,616
OZLM VI Ltd., Series 2014-6A, Class BR, 3.86%, 4/17/26 (a)(b)		380	380,160
OZLM VIII Ltd.:
Series 2014-8A, Class A1AR, 2.60%, 10/17/26 (a)(b)(c)		950	950,000
Series 2014-8A, Class BR, 4.16%, 10/17/26 (a)(b)(c)		340	340,000
Palmer Square CLO Ltd., Series 2013-1A, Class A2R, 2.68%, 5/15/25 (a)(b)		1,561	1,561,024
PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 5/15/29 (a)		512	507,943
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		779	783,076

2	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-SFR1, Class A, 2.71%, 9/17/33 (a)(b)	USD	1,424	$1,447,732
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.67%, 4/15/27 (a)(b)		690	690,898
Shackleton CLO Ltd., Series 2014-5A, Class AR, 2.32%, 5/07/26 (a)(b)(c)		4,250	4,250,000
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.63%, 5/15/26 (a)(b)		1,289	1,288,641
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.65%, 3/15/22 (b)		458	457,019
Series 2004-B, Class A3, 1.58%, 3/15/24 (b)		2,049	2,000,078
Series 2006-C, Class A4, 1.42%, 3/15/23 (b)		22	22,422
SLM Private Education Loan Trust:
Series 2011-C, Class A2A, 4.41%, 10/17/44 (a)(b)		1,342	1,396,777
Series 2012-E, Class A2B, 2.91%, 6/15/45 (a)(b)		782	792,612
Series 2013-A, Class B, 2.50%, 3/15/47 (a)(b)		435	429,658
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		585	588,725
Series 2014-A, Class A1, 1.76%, 7/15/22 (a)(b)		98	97,980
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40 (a)		1,530	1,510,335
Sound Point CLO I Ltd., Series 2012-1A, Class B, 3.86%, 10/20/23 (a)(b)		250	250,168
Sound Point CLO VIII Ltd., Series 2015-1A, Class B, 3.21%, 4/15/27 (a)(b)		1,410	1,410,336
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.81%, 7/20/28 (a)(b)		2,000	2,020,856
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.82%, 10/20/28 (a)(b)		1,010	1,021,165
Sound Point CLO XV Ltd., Series 2017-1A, Class A, 2.50%, 1/23/29 (a)(b)		260	260,888
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		1,445	1,457,079
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		462	456,364
SWAY Residential Trust, Series 2014-1, Class A, 2.51%, 1/17/32 (a)(b)		87	86,560
THL Credit Wind River CLO Ltd., Series 2013-2A, Class B1, 3.01%, 1/18/26 (a)(b)		450	450,244
TICP CLO III Ltd., Series 2014-3A, Class AR, 2.34%, 1/20/27 (a)(b)(c)		1,863	1,863,987
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.42%, 5/17/32 (a)(b)		472	474,221
Venture XIX CLO Ltd., Series 2014-19A, Class AR, 2.53%, 1/15/27 (a)(b)(c)		620	621,163
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.61%, 10/15/26 (a)(b)		3,230	3,229,973
Voya CLO Ltd.:
Series 2012-2A, Class BR, 3.11%, 10/15/22 (a)(b)		1,120	1,120,483
Series 2013-3A, Class A1R, 2.21%, 1/18/26 (a)(b)		2,175	2,177,928
Series 2013-3A, Class A2R, 2.66%, 1/18/26 (a)(b)		620	619,994
Series 2014-4A, Class BR, 0.00%, 10/14/26 (a)(b)(c)		400	400,000
Total Asset-Backed Securities — 6.5%			202,111,662

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)	USD	568	$575,750
4.75%, 10/07/44 (a)		107	115,915
Lockheed Martin Corp.:
3.55%, 1/15/26		661	684,932
3.60%, 3/01/35		1,781	1,757,288
4.50%, 5/15/36		262	285,733
4.07%, 12/15/42		821	839,167
4.70%, 5/15/46		761	855,095
Northrop Grumman Corp., 3.85%, 4/15/45		803	796,313
United Technologies Corp.:
4.15%, 5/15/45		956	989,817
4.05%, 5/04/47		2,395	2,453,213

			9,353,223
Air Freight & Logistics — 0.3%
FedEx Corp.:
4.90%, 1/15/34		1,826	2,032,508
3.90%, 2/01/35		917	910,196
4.10%, 2/01/45		968	949,658
4.75%, 11/15/45		1,793	1,936,200
4.55%, 4/01/46		1,173	1,232,151
4.40%, 1/15/47		1,313	1,350,489

			8,411,202
Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		3,249	3,264,950
Delta Air Lines, Inc., 2.88%, 3/13/20		8,026	8,130,943

			11,395,893
Auto Components — 0.1%
Delphi Automotive PLC:
4.25%, 1/15/26		1,628	1,724,422
4.40%, 10/01/46		1,066	1,062,940

			2,787,362
Banks — 8.3%
Banco Inbursa SA Institucion de Banca Multiple, 4.38%, 4/11/27 (a)		221	221,044
Bank of America Corp.:
2.25%, 4/21/20		3,209	3,210,309
3.30%, 1/11/23		2,966	3,024,424
3.88%, 8/01/25		5,666	5,861,539
3.50%, 4/19/26		3,660	3,672,466
3.25%, 10/21/27		1,690	1,633,103
4.88%, 4/01/44		345	386,256
4.44%, 1/20/48 (b)		3,650	3,860,536
Barclays PLC:
4.84%, 5/09/28		3,425	3,501,343
4.95%, 1/10/47		1,867	1,992,350
BB&T Corp.:
2.45%, 1/15/20		1,685	1,703,823
2.75%, 4/01/22		13,150	13,344,265
BNP Paribas SA:
2.95%, 5/23/22 (a)		4,990	5,039,685
3.80%, 1/10/24 (a)		856	891,457
BPCE SA, 3.00%, 5/22/22 (a)		3,040	3,066,439
Branch Banking & Trust Co., 2.30%, 10/15/18		1,380	1,388,782
Citigroup, Inc.:
1.80%, 2/05/18		2,564	2,565,944
2.50%, 9/26/18		2,919	2,938,785
2.50%, 7/29/19		5,149	5,195,243
2.90%, 12/08/21		20,080	20,283,471
3.50%, 5/15/23		1,779	1,804,936

BLACKROCK FUNDS II	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
3.88%, 3/26/25	USD	1,890	$1,901,680
4.13%, 7/25/28		6,209	6,302,905
4.75%, 5/18/46		4,130	4,335,244
Citizens Bank N.A.:
2.30%, 12/03/18		1,128	1,132,063
2.25%, 3/02/20		4,956	4,951,361
2.65%, 5/26/22		4,875	4,861,881
Fifth Third Bank, 2.25%, 6/14/21		2,535	2,527,593
HSBC Holdings PLC:
2.65%, 1/05/22		9,668	9,645,706
4.04%, 3/13/28 (b)		2,984	3,090,762
ING Groep NV, 3.95%, 3/29/27		2,624	2,728,548
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (a)		8,080	8,194,389
JPMorgan Chase & Co.:
2.20%, 10/22/19		1,664	1,669,320
2.75%, 6/23/20		125	127,089
2.55%, 10/29/20		3,280	3,307,522
2.97%, 1/15/23		10,950	11,080,250
3.88%, 9/10/24		3,755	3,874,195
3.90%, 7/15/25		1,690	1,762,450
4.25%, 10/01/27		1,585	1,653,315
3.78%, 2/01/28 (b)		6,810	6,964,022
Lloyds Banking Group PLC, 3.75%, 1/11/27		1,942	1,949,698
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22		4,176	4,238,026
Mizuho Financial Group, Inc., 2.95%, 2/28/22		12,239	12,344,378
Royal Bank of Scotland Group PLC:
2.65%, 5/15/23 (b)		12,120	12,218,172
3.50%, 5/15/23 (b)		4,395	4,423,502
3.88%, 9/12/23		7,464	7,621,558
Santander UK Group Holdings PLC, 2.88%, 8/05/21		6,293	6,307,468
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 3/06/19 (a)		14,870	14,869,896
U.S. Bancorp:
2.95%, 7/15/22		2,700	2,746,354
3.15%, 4/27/27		1,460	1,462,435
UniCredit SpA, 5.86%, 6/19/32 (a)(b)		4,072	4,180,771
Wells Fargo & Co.:
2.60%, 7/22/20		1,098	1,113,480
2.55%, 12/07/20		1,391	1,406,952
2.10%, 7/26/21		6,500	6,412,829
3.58%, 5/22/28 (b)		6,230	6,296,231
4.90%, 11/17/45		787	858,127
4.75%, 12/07/46		2,593	2,768,479

			256,914,851
Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		4,356	4,414,405
3.30%, 2/01/23		2,530	2,605,219
4.70%, 2/01/36		1,010	1,111,649
4.90%, 2/01/46		8,529	9,626,179
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		633	612,653

			18,370,105
Biotechnology — 0.7%
AbbVie, Inc.:
2.50%, 5/14/20		2,557	2,586,643
2.90%, 11/06/22		1,994	2,012,758
4.50%, 5/14/35		2,676	2,822,203
Amgen, Inc.:
2.13%, 5/01/20		1,820	1,822,714
4.40%, 5/01/45		2,252	2,313,140
Gilead Sciences, Inc.:
2.35%, 2/01/20		436	440,162

Corporate Bonds		Par (000)	Value
Biotechnology (continued)
2.50%, 9/01/23	USD	1,217	$1,198,971
4.60%, 9/01/35		446	478,209
4.00%, 9/01/36		4,590	4,564,232
4.50%, 2/01/45		946	980,661
4.15%, 3/01/47		1,320	1,326,154

			20,545,847
Building Products — 0.1%
CRH America Finance, Inc., 3.40%, 5/09/27 (a)		1,870	1,870,108
Johnson Controls International PLC, 5.13%, 9/14/45		1,660	1,908,862

			3,778,970
Capital Markets — 2.7%
Bank of New York Mellon Corp., 2.05%, 5/03/21		8,122	8,047,659
Credit Suisse AG, 3.00%, 10/29/21		1,540	1,569,325
Credit Suisse Group AG, 4.28%, 1/09/28 (a)		1,013	1,047,119
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20		2,789	2,810,930
4.88%, 5/15/45		1,077	1,185,417
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		4,578	4,624,274
2.00%, 4/25/19		813	812,647
2.60%, 4/23/20		2,065	2,084,176
2.75%, 9/15/20		1,050	1,062,650
2.63%, 4/25/21		1,757	1,760,486
2.35%, 11/15/21		5,186	5,116,222
3.50%, 1/23/25		1,137	1,149,352
3.75%, 5/22/25		4,025	4,121,564
Jefferies Group LLC, 6.50%, 1/20/43		456	515,326
Moody’s Corp.:
2.75%, 12/15/21		2,091	2,108,552
3.25%, 1/15/28 (a)		2,765	2,722,510
Morgan Stanley:
2.80%, 6/16/20		3,482	3,532,628
2.63%, 11/17/21		12,675	12,656,317
2.75%, 5/19/22		13,180	13,177,153
3.75%, 2/25/23		1,799	1,870,624
3.70%, 10/23/24		2,571	2,638,509
Northern Trust Corp., 3.38%, 5/08/32 (b)		1,705	1,704,263
State Street Corp., 2.65%, 5/19/26		983	952,741
UBS Group Funding Switzerland AG:
4.13%, 9/24/25 (a)		1,062	1,113,226
4.25%, 3/23/28 (a)		4,839	5,055,448

			83,439,118
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		828	823,978
Dow Chemical Co.:
4.38%, 11/15/42		491	507,132
4.63%, 10/01/44		733	780,184
E.I. du Pont de Nemours & Co., 2.20%, 5/01/20		925	930,020
Eastman Chemical Co., 4.80%, 9/01/42		901	967,181
Monsanto Co., 3.60%, 7/15/42		1,288	1,120,305
Sherwin-Williams Co.:
4.00%, 12/15/42		398	381,962
4.50%, 6/01/47		680	712,523

			6,223,285
Commercial Services & Supplies — 0.4%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		2,655	2,680,557
Pitney Bowes, Inc., 3.88%, 5/15/22		9,505	9,502,576

4	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
Waste Management, Inc., 3.90%, 3/01/35	USD	947	$977,624

			13,160,757
Communications Equipment — 0.0%
Harris Corp., 2.70%, 4/27/20		522	527,405
Juniper Networks, Inc., 3.30%, 6/15/20		1,064	1,089,612

			1,617,017
Construction Materials — 0.1%
LafargeHolcim Finance U.S. LLC, 4.75%, 9/22/46 (a)		2,629	2,734,725
Consumer Finance — 1.4%
American Express Credit Corp.:
2.25%, 8/15/19		2,894	2,918,929
3.30%, 5/03/27		600	599,504
Capital One Bank USA N.A., 2.30%, 6/05/19		250	250,228
Capital One Financial Corp.:
4.75%, 7/15/21		65	70,130
3.75%, 3/09/27		3,035	3,023,986
Capital One N.A., 2.40%, 9/05/19		250	250,891
Discover Financial Services, 4.10%, 2/09/27		893	894,543
Ford Motor Credit Co. LLC:
4.25%, 9/20/22		1,752	1,840,527
3.81%, 1/09/24		7,160	7,249,665
General Motors Financial Co., Inc.:
3.10%, 1/15/19		651	659,896
3.70%, 11/24/20		1,784	1,845,851
3.20%, 7/06/21		6,899	6,976,545
3.15%, 6/30/22		10,830	10,846,765
4.00%, 1/15/25		2,580	2,590,973
Synchrony Financial:
2.60%, 1/15/19		1,381	1,388,375
2.70%, 2/03/20		742	745,763
4.50%, 7/23/25		1,599	1,644,332

			43,796,903
Containers & Packaging — 0.1%
International Paper Co.:
3.65%, 6/15/24		1,016	1,047,295
4.80%, 6/15/44		618	659,666

			1,706,961
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		3,990	4,240,456
3.50%, 5/26/22		4,769	4,894,148
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43		1,830	2,117,656
BP Capital Markets PLC, 3.22%, 4/14/24		4,370	4,413,162
Enel Finance International NV:
2.88%, 5/25/22 (a)		3,730	3,735,174
3.63%, 5/25/27 (a)		3,750	3,713,790
Glencore Funding LLC, 4.00%, 3/27/27 (a)		3,740	3,679,775
Hyundai Capital America, 2.55%, 4/03/20 (a)		7,145	7,127,123
Shell International Finance BV:
4.13%, 5/11/35		1,970	2,051,109
3.63%, 8/21/42		821	768,027
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		236	235,143

			36,975,563
Diversified Telecommunication Services — 1.3%
AT&T Inc.:
3.80%, 3/01/24		1,495	1,528,797
5.25%, 3/01/37		1,589	1,692,884
6.38%, 3/01/41		780	910,870

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
4.30%, 12/15/42	USD	325	$301,805
4.75%, 5/15/46		2,070	2,029,850
Orange SA, 5.50%, 2/06/44		910	1,086,375
Telefonica Emisiones SAU:
4.10%, 3/08/27		3,123	3,226,515
5.21%, 3/08/47		1,080	1,166,111
Verizon Communications, Inc.:
1.72%, 5/22/20 (b)		22,427	22,443,820
4.40%, 11/01/34		600	594,514
3.85%, 11/01/42		1,867	1,627,845
4.86%, 8/21/46		2,583	2,583,439

			39,192,825
Electric Utilities — 0.5%
Baltimore Gas & Electric Co., 3.50%, 8/15/46		798	760,819
Emera U.S. Finance LP:
2.15%, 6/15/19		1,705	1,703,414
2.70%, 6/15/21		2,554	2,557,910
Exelon Corp.:
2.85%, 6/15/20		1,186	1,204,893
2.45%, 4/15/21		470	468,708
4.95%, 6/15/35		400	437,910
Great Plains Energy, Inc., 3.90%, 4/01/27		3,319	3,357,583
Southern California Edison Co., 1.25%, 11/01/17		808	807,525
Southern Co. Gas Capital Corp., 4.40%, 5/30/47		1,755	1,789,981
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		2,784	2,887,053

			15,975,796
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 3.20%, 4/01/24		1,036	1,046,556
Energy Equipment & Services — 0.2%
Halliburton Co., 3.80%, 11/15/25		1,980	2,029,152
Nabors Industries, Inc., 5.50%, 1/15/23 (a)		861	815,797
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		2,393	2,436,545

			5,281,494
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.30%, 2/15/21		1,090	1,118,475
3.45%, 9/15/21		1,247	1,285,959
3.50%, 1/31/23		318	326,135
5.00%, 2/15/24		302	333,689
4.40%, 2/15/26		214	224,295
Crown Castle International Corp.:
3.40%, 2/15/21		572	587,357
2.25%, 9/01/21		2,097	2,063,035

			5,938,945
Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44		4,342	4,620,557
4.65%, 6/01/46		92	96,295

			4,716,852
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories:
2.80%, 9/15/20		1,249	1,268,512
3.88%, 9/15/25		400	411,411
Becton Dickinson and Co.:
2.13%, 6/06/19		5,305	5,313,058
2.68%, 12/15/19		1,757	1,778,513
2.89%, 6/06/22		3,780	3,791,816

BLACKROCK FUNDS II	JUNE 30, 2017	5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
4.69%, 12/15/44	USD	279	$287,333
Boston Scientific Corp., 2.65%, 10/01/18		1,498	1,511,753
Medtronic Global Holdings SCA, 3.35%, 4/01/27		4,640	4,730,332
Medtronic, Inc., 4.38%, 3/15/35		198	216,269
Stryker Corp., 4.63%, 3/15/46		863	942,817

			20,251,814
Health Care Providers & Services — 0.6%
Aetna, Inc.:
4.50%, 5/15/42		1,119	1,208,635
4.13%, 11/15/42		548	557,958
4.75%, 3/15/44		565	635,144
Anthem, Inc.:
1.88%, 1/15/18		5,395	5,399,478
2.30%, 7/15/18		5,608	5,639,567
Cigna Corp., 3.25%, 4/15/25		2,837	2,848,061
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		1,130	1,139,306
UnitedHealth Group, Inc.:
2.70%, 7/15/20		687	701,458
4.63%, 7/15/35		275	309,079
3.95%, 10/15/42		1,434	1,453,372
4.20%, 1/15/47		179	188,827

			20,080,885
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
4.70%, 12/09/35		458	505,489
4.88%, 12/09/45		415	462,669
4.45%, 3/01/47		1,449	1,524,186

			2,492,344
Household Durables — 0.1%
Newell Brands, Inc., 2.88%, 12/01/19		2,926	2,976,222
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22		1,023	1,028,576
General Electric Co., 4.50%, 3/11/44		3,536	3,928,330

			4,956,906
Insurance — 0.4%
Allstate Corp., 4.20%, 12/15/46		1,307	1,362,571
American International Group, Inc.:
3.75%, 7/10/25		1,141	1,162,200
3.88%, 1/15/35		869	842,462
4.50%, 7/16/44		1,112	1,130,769
Aon PLC, 4.75%, 5/15/45		1,909	2,065,542
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/26		284	295,685
4.35%, 1/30/47		504	538,625
Principal Financial Group, Inc., 4.30%, 11/15/46		2,300	2,392,607
Travelers Cos., Inc.:
4.60%, 8/01/43		1,348	1,503,512
4.00%, 5/30/47		1,490	1,524,228
Willis North America, Inc., 3.60%, 5/15/24		222	224,237

			13,042,438
Internet Software & Services — 0.0%
Myriad International Holdings BV, 4.85%, 7/06/27 (a)		200	200,500
IT Services — 0.3%
DXC Technology Co., 2.88%, 3/27/20 (a)		1,131	1,145,220
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		208	217,889
4.50%, 8/15/46		3,771	3,868,352

Corporate Bonds		Par (000)	Value
IT Services (continued)
Total System Services, Inc., 4.80%, 4/01/26	USD	2,949	$3,210,119
Visa, Inc., 4.15%, 12/14/35		784	849,433

			9,291,013
Machinery — 0.0%
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		247	266,371
Xylem, Inc., 4.38%, 11/01/46		236	244,256

			510,627
Media — 1.9%
21st Century Fox America, Inc.:
7.63%, 11/30/28		667	873,217
4.75%, 9/15/44		598	629,525
4.95%, 10/15/45		179	193,766
CBS Corp., 2.30%, 8/15/19		1,622	1,632,597
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/22		5,200	5,540,423
4.91%, 7/23/25		739	798,356
3.75%, 2/15/28 (a)		7,140	7,034,635
6.38%, 10/23/35		1,662	1,970,057
6.48%, 10/23/45		6,260	7,513,333
5.38%, 5/01/47 (a)		2,395	2,533,776
Comcast Corp.:
3.38%, 8/15/25		2,318	2,378,057
4.25%, 1/15/33		535	570,187
4.40%, 8/15/35		2,336	2,511,053
3.20%, 7/15/36		2,747	2,570,958
4.75%, 3/01/44		3,017	3,357,251
4.60%, 8/15/45		769	838,587
3.40%, 7/15/46		706	642,884
Discovery Communications LLC, 3.80%, 3/13/24		1,300	1,314,498
Interpublic Group of Cos., Inc., 4.00%, 3/15/22		1,061	1,112,608
NBCUniversal Media LLC, 4.45%, 1/15/43		1,295	1,374,855
Time Warner Cable LLC:
5.00%, 2/01/20		1,291	1,377,232
4.13%, 2/15/21		2,660	2,781,575
4.00%, 9/01/21		372	388,854
5.50%, 9/01/41		903	970,423
4.50%, 9/15/42		132	125,597
Time Warner, Inc.:
2.10%, 6/01/19		3,584	3,585,477
3.60%, 7/15/25		886	883,986
4.85%, 7/15/45		1,549	1,594,981
Viacom, Inc.:
2.75%, 12/15/19		552	558,243
4.50%, 3/01/21		1,345	1,428,527

			59,085,518
Metals & Mining — 0.3%
Barrick Gold Corp., 5.25%, 4/01/42		1,980	2,252,844
Newmont Mining Corp.:
3.50%, 3/15/22		2,210	2,285,390
4.88%, 3/15/42		1,635	1,727,601
Nucor Corp., 5.20%, 8/01/43		693	813,157
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		1,210	1,248,607

			8,327,599
Multi-Utilities — 0.3%
Celeo Redes Operacion Chile SA, 5.20%, 6/22/47 (a)		200	202,500
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		991	1,035,512

6	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
NiSource Finance Corp., 3.49%, 5/15/27	USD	1,850	$1,862,730
Pacific Gas & Electric Co.:
4.75%, 2/15/44		1,066	1,213,216
4.30%, 3/15/45		769	823,691
Virginia Electric & Power Co.:
3.15%, 1/15/26		310	311,730
3.50%, 3/15/27		2,683	2,758,784
4.45%, 2/15/44		794	867,451
4.20%, 5/15/45		1,409	1,479,220

			10,554,834
Oil, Gas & Consumable Fuels — 2.1%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		892	1,122,886
4.50%, 7/15/44		893	818,345
Apache Corp., 4.25%, 1/15/44		1,256	1,176,455
Canadian Natural Resources Ltd.:
2.95%, 1/15/23		2,655	2,633,842
3.85%, 6/01/27		3,470	3,441,886
Cenovus Energy, Inc., 4.25%, 4/15/27 (a)		3,820	3,639,035
Devon Energy Corp.:
3.25%, 5/15/22		1,641	1,630,896
5.85%, 12/15/25		2,199	2,498,902
5.60%, 7/15/41		1,939	2,013,805
Enbridge, Inc.:
2.90%, 7/15/22		1,705	1,701,590
3.70%, 7/15/27		1,360	1,358,994
Energy Transfer LP, 6.13%, 12/15/45		2,286	2,474,325
Enterprise Products Operating LLC:
5.10%, 2/15/45		408	448,030
4.90%, 5/15/46		1,742	1,873,225
EOG Resources, Inc.:
2.45%, 4/01/20		4,202	4,214,988
4.15%, 1/15/26		859	902,534
Exxon Mobil Corp.:
1.82%, 3/15/19		3,177	3,189,536
4.11%, 3/01/46		1,535	1,619,273
Hess Corp., 4.30%, 4/01/27		4,027	3,933,509
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		6,569	6,726,498
3.95%, 9/01/22		810	836,886
Kinder Morgan, Inc.:
3.05%, 12/01/19		554	563,625
5.05%, 2/15/46		1,220	1,225,129
MPLX LP, 5.20%, 3/01/47		624	642,643
Noble Energy, Inc., 5.05%, 11/15/44		898	922,263
Petro-Canada, 6.80%, 5/15/38		910	1,185,951
Pioneer Natural Resources Co., 4.45%, 1/15/26		530	557,271
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		1,220	1,250,488
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		1,325	1,472,874
4.20%, 3/15/28 (a)		1,381	1,395,241
Spectra Energy Partners LP, 4.50%, 3/15/45		2,080	2,049,952
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		359	352,248
5.35%, 5/15/45		530	519,485
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		758	759,015
2.50%, 8/01/22		1,020	1,018,740
Williams Partners LP, 4.00%, 9/15/25		2,750	2,800,617

			64,970,982

Corporate Bonds		Par (000)	Value
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, 7.38%, 12/01/25	USD	1,203	$1,530,653
Pharmaceuticals — 1.0%
Allergan Funding SCS:
2.35%, 3/12/18		3,691	3,706,410
3.00%, 3/12/20		7,652	7,814,368
3.80%, 3/15/25		8,760	9,060,897
4.55%, 3/15/35		1,352	1,443,027
4.75%, 3/15/45		1,281	1,382,798
Mylan NV, 5.25%, 6/15/46		817	893,716
Pfizer, Inc., 4.00%, 12/15/36		2,054	2,169,961
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		724	747,624
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23		2,406	2,340,184

			29,558,985
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
4.15%, 4/01/45		559	584,334
4.70%, 9/01/45		535	602,526
4.13%, 6/15/47		1,490	1,566,830
CSX Corp., 4.25%, 11/01/66		1,255	1,237,130
Norfolk Southern Corp., 6.00%, 5/23/2111		717	863,300
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (a)		2,744	2,696,446
Union Pacific Corp., 3.88%, 2/01/55		1,224	1,181,459
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		1,543	1,563,862

			10,295,887
Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.:
3.90%, 12/15/25		283	294,160
3.50%, 12/05/26		3,980	4,010,992
5.30%, 12/15/45		286	327,584
Applied Materials, Inc.:
3.30%, 4/01/27		2,005	2,037,587
4.35%, 4/01/47		1,183	1,255,644
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (a)		13,326	13,345,363
3.00%, 1/15/22 (a)		11,865	11,971,049
3.63%, 1/15/24 (a)		9,078	9,286,776
Lam Research Corp.:
2.75%, 3/15/20		1,081	1,094,761
2.80%, 6/15/21		1,349	1,368,420
QUALCOMM, Inc.:
2.60%, 1/30/23		2,580	2,570,588
4.80%, 5/20/45		607	666,199
Xilinx, Inc., 2.95%, 6/01/24		1,100	1,102,966

			49,332,089
Software — 0.9%
Autodesk, Inc., 3.50%, 6/15/27		3,545	3,486,114
Microsoft Corp.:
3.50%, 2/12/35		2,108	2,125,391
3.45%, 8/08/36		2,198	2,199,369
3.70%, 8/08/46		7,987	7,903,440
4.25%, 2/06/47		5,660	6,127,822
Oracle Corp.:
3.25%, 5/15/30		1,729	1,737,393
3.90%, 5/15/35		756	779,041
4.00%, 7/15/46		1,232	1,244,189

BLACKROCK FUNDS II	JUNE 30, 2017	7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Corporate Bonds		Par (000)	Value
Software (continued)
4.38%, 5/15/55	USD	954	$1,001,819

			26,604,578
Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc.:
3.00%, 2/09/24		2,553	2,591,721
2.85%, 5/11/24		9,235	9,279,744
3.45%, 2/09/45		745	700,046
4.65%, 2/23/46		9,183	10,293,418
Dell International LLC/EMC Corp.:
5.45%, 6/15/23 (a)		3,071	3,332,557
8.35%, 7/15/46 (a)		2,290	2,955,433
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		3,115	3,141,652
3.60%, 10/15/20		2,756	2,841,709
HP, Inc., 3.75%, 12/01/20		279	292,018

			35,428,298
Tobacco — 0.0%
Reynolds American, Inc.:
2.30%, 6/12/18		997	1,001,342
3.25%, 6/12/20		423	435,495

			1,436,837
Trading Companies & Distributors — 0.4%
Air Lease Corp.:
2.63%, 7/01/22		3,455	3,424,385
3.00%, 9/15/23		5,012	4,983,166
3.63%, 4/01/27		1,879	1,879,177
GATX Corp.:
2.60%, 3/30/20		1,182	1,194,240
3.85%, 3/30/27		790	795,064

			12,276,032
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., 5.00%, 3/15/44		320	361,947
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (a)		5,515	5,563,256
Vodafone Group PLC, 4.38%, 2/19/43		870	859,127

			6,784,330
Total Corporate Bonds — 31.7%			983,353,621

Foreign Agency Obligations		Par (000)	Value
Mexico — 0.1%
Petroleos Mexicanos:
4.63%, 9/21/23		91	92,092
6.50%, 3/13/27 (a)		2,546	2,735,041

			2,827,133
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)		200	211,500
Total Foreign Agency Obligations — 0.1%			3,038,633

Foreign Government Obligations		Par (000)	Value
Colombia — 0.3%
Republic of Colombia:
11.75%, 2/25/20		13	16,120

Foreign Government Obligations		Par (000)	Value
Colombia (continued)
4.38%, 7/12/21	USD	781	$830,984
4.00%, 2/26/24		7,790	8,086,020

			8,933,124
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24		2,860	3,219,548
Indonesia — 0.1%
Republic of Indonesia:
5.88%, 3/13/20		390	426,303
8.38%, 3/15/24	IDR	4,062,000	330,880
8.38%, 9/15/26		21,948,000	1,816,443
7.00%, 5/15/27		11,148,000	846,922
9.00%, 3/15/29		1,354,000	115,698

			3,536,246
Mexico — 1.7%
United Mexican States:
Series M, 4.75%, 6/14/18	MXN	25,300	1,366,169
Series M, 5.00%, 12/11/19		619,600	32,899,441
4.15%, 3/28/27	USD	15,979	16,546,255
United Mexican States Inflation Linked Bonds, 3.50%, 12/14/17	MXN	1,474	470,855

			51,282,720
Panama — 0.1%
Republic of Panama, 3.75%, 3/16/25	USD	2,850	2,935,500
Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25		3,050	3,983,300
Philippines — 0.2%
Republic of the Philippines, 5.50%, 3/30/26		4,520	5,429,786
Russia — 0.3%
Russian Federation:
7.50%, 8/18/21	RUB	127,892	2,141,473
7.40%, 12/07/22		73,475	1,224,644
7.75%, 9/16/26		58,780	997,690
8.15%, 2/03/27		160,621	2,833,575
7.05%, 1/19/28		139,908	2,259,642

			9,457,024
South Africa — 0.1%
Republic of South Africa:
5.50%, 3/09/20	USD	737	781,132
6.25%, 3/31/36	ZAR	46,620	2,515,623

			3,296,755
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27	USD	2,680	2,847,500
Total Foreign Government Obligations — 3.1%			94,921,503

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.6%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 3.41%, 10/25/34 (b)		48	47,906
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 1.76%, 2/25/35 (b)		505	479,126
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.49%, 10/25/35 (b)		3,169	3,082,128

8	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00%, 5/25/47 (a)(b)(c)	USD	5,967	$6,020,711
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1.33%, 4/16/36 (a)(b)		8,532	7,239,967
MortgageIT Trust, Series 2004-1, Class A1, 2.00%, 11/25/34 (b)		974	955,468
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 3.44%, 11/25/34 (b)		2,279	2,262,862

			20,088,168
Commercial Mortgage-Backed Securities — 3.5%
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 1/14/29 (a)		500	559,415
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/21 (a)(b)		1,550	1,553,098
Aventura Mall Trust:
Series 2013-AVM, Class D, 3.87%, 12/05/32 (a)(b)		500	513,195
Series 2013-AVM, Class E, 3.87%, 12/05/32 (a)(b)		2,330	2,381,630
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		188	187,488
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class A, 2.04%, 9/15/26 (a)(b)		407	407,964
Series 2013-DSNY, Class E, 3.59%, 9/15/26 (a)(b)		210	209,968
Series 2015-ASHF, Class D, 4.16%, 1/15/28 (a)(b)		2,440	2,452,260
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)		1,119	1,146,221
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36 (a)(b)		260	254,455
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		974	976,080
Series 2007-PW17, Class AMFL, 1.68%, 6/11/50 (a)(b)		260	260,018
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.49%, 7/05/33 (a)(b)		5,207	5,206,797
BWAY Mortgage Trust, Series 2013-1515, Class C, 3.45%, 3/10/33 (a)		2,810	2,801,651
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 2.39%, 5/15/29 (a)(b)		1,020	1,021,280
BXP Trust:
Series 2017-GM, Class A, 3.38%, 6/13/39 (a)(c)		1,090	1,122,613
Series 2017-GM, Class D, 3.42%, 6/13/39 (a)(b)(c)		4,000	3,876,080
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 4/10/29 (a)(b)		200	203,152
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 2.56%, 12/15/27 (a)(b)		2,113	2,115,878
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class D, 2.75%, 5/15/30 (a)(b)		230	230,553
Chicago Skyscraper Trust, Series 2017-SKY, Class D, 3.66%, 2/15/30 (a)(b)		500	506,259

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust:
Series 16-SMPL, Class D, 3.52%, 9/10/31 (a)	USD	110	$109,648
Series 2013-375P, Class C, 3.63%, 5/10/35 (a)(b)		245	248,245
Series 2016-GC37, Class D, 2.79%, 4/10/49 (a)		1,000	699,163
Series 2016-P3, Class C, 5.00%, 4/15/49 (b)		501	528,359
Series 2017-P7, Class A4, 3.71%, 4/14/50		790	824,663
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		2,157	2,197,405
Series 2007-CD5, Class AMA, 6.51%, 11/15/44 (b)		2,061	2,078,234
Series 2017-CD3, Class A4, 3.63%, 2/10/50		280	291,475
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 6.06%, 5/15/46 (b)		148	148,797
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.33%, 12/10/49 (b)		1,414	1,416,402
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, 4.24%, 2/10/47 (b)		600	644,715
Commercial Mortgage Trust:
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		400	401,077
Series 2013-WWP, Class D, 3.90%, 3/10/31 (a)		710	716,050
Series 2014-CR16, Class A4, 4.05%, 4/10/47		1,534	1,634,097
Series 2014-CR17, Class A5, 3.98%, 5/10/47		2,241	2,377,921
Series 2014-CR18, Class A4, 3.55%, 5/15/24		130	134,313
Series 2014-CR18, Class C, 4.89%, 7/15/47 (b)		1,090	1,128,572
Series 2014-CR19, Class A5, 3.80%, 8/10/24		440	462,027
Series 2014-FL4, Class D, 2.60%, 7/13/31 (a)(b)		290	286,570
Series 2015-CR25, Class D, 3.95%, 8/10/48 (b)		360	286,597
Series 2016-667M, Class D, 3.28%, 10/10/36 (a)(b)		440	398,154
Core Industrial Trust:
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (a)		3,400	3,488,137
Series 2015-TEXW, Class D, 3.98%, 2/10/34 (a)(b)		440	446,832
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.56%, 11/15/33 (a)(b)		1,710	1,722,848
Credit Suisse Commercial Mortgage Trust:
Series 2008-C1, Class A3, 6.52%, 2/15/41 (b)		580	581,266
Series 2015-DEAL, Class A, 2.48%, 4/15/29 (a)(b)		896	898,447
Credit Suisse Mortgage Capital Certificates:
Series 2014-TIKI, Class D, 3.41%, 9/15/38 (a)(b)		170	168,940

BLACKROCK FUNDS II	JUNE 30, 2017	9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-DEAL, Class D, 4.26%, 4/15/29 (a)(b)	USD	545	$547,717
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		1,119	1,174,499
Series 2016-MFF, Class A, 2.76%, 11/15/33 (a)(b)		250	250,779
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.39%, 6/15/50 (c)		1,000	1,020,358
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.64%, 9/10/49 (a)(b)		1,173	943,325
Deutsche Bank UBS Mortgage Trust, Series 2011-LC1A, Class E, 5.87%, 11/10/46 (a)(b)		1,310	1,383,736
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		350	363,231
FREMF Mortgage Trust:
Series 2017-K64, Class B, 4.12%, 3/25/27 (b)		2,044	2,057,884
Series 2017-K725, Class B, 3.88%, 2/25/24 (b)		1,460	1,459,512
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 2.29%, 12/15/34 (a)(b)		144	144,638
GS Mortgage Securities Corp. II, Series 2013-KING, Class D, 3.55%, 12/10/19 (a)(b)		1,150	1,158,489
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 4/10/47 (b)		400	412,344
Series 2014-GC20, Class C, 5.02%, 4/10/47 (b)		390	373,072
Series 2015-GC32, Class C, 4.56%, 7/10/25 (b)		790	783,854
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,750	1,386,667
Series 2016-RENT, Class C, 4.20%, 2/10/29 (a)(b)		680	704,766
HMH Trust, Series 2017-NSS, Class A, 3.06%, 6/05/22 (a)(c)		1,890	1,909,048
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 8/10/38 (a)		230	224,425
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 6/15/34 (a)(b)		440	453,175
Series 2017-APTS, Class DFX, 3.61%, 6/15/34 (a)(b)		730	712,042
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 1/15/48		753	775,378
Series 2015-C33, Class D1, 4.27%, 12/15/48 (a)(b)		553	522,248
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AM, 6.24%, 2/12/51 (b)		4,067	4,092,038
Series 2014-C21, Class A5, 3.77%, 6/15/24		450	473,009
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		645	655,735
Series 2014-FL6, Class A, 2.56%, 11/15/31 (a)(b)		364	364,878
Series 2015-JP1, Class C, 4.90%, 1/15/49 (b)		1,310	1,372,152

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-JP1, Class D, 4.40%, 1/15/49 (b)	USD	770	$708,742
Series 2015-UES, Class C, 3.74%, 9/05/32 (a)(b)		990	1,013,844
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		560	567,208
Series 2016-NINE, Class A, 2.85%, 10/06/38 (a)(b)		1,330	1,304,111
Series 2016-WPT, Class A, 2.61%, 10/15/33 (a)(b)		750	752,810
Series 2017-JP5, Class D, 4.80%, 3/15/50 (a)(b)		520	505,890
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.96%, 9/15/28 (a)(b)		476	477,479
Series 2015-LSP, Class D, 5.16%, 9/15/28 (a)(b)		444	451,388
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.53%, 9/12/42 (a)(b)		100	108,588
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 6/15/47		800	846,259
Series 2015-C23, Class D, 4.27%, 7/15/50 (a)(b)		1,000	850,288
Series 2015-C25, Class C, 4.68%, 10/15/48 (b)		1,500	1,546,968
Series 2015-C25, Class D, 3.07%, 10/15/48		450	360,781
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,655	1,297,884
Series 2017-C33, Class C, 4.56%, 5/15/50 (b)		585	606,446
Morgan Stanley Capital I Trust:
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		683	684,906
Series 2014-CPT, Class E, 3.56%, 7/13/29 (a)(b)		250	249,524
Series 2015-XLF2, Class AFSB, 3.88%, 8/15/26 (a)(b)		300	300,000
Series 2017-H1, Class A5, 3.53%, 6/15/50		950	977,873
Series 2017-H1, Class C, 4.28%, 6/15/50 (b)(c)		730	738,085
Series 2017-H1, Class D, 2.55%, 6/15/50 (a)		2,440	1,851,472
Series 2017-PRME, Class D, 4.56%, 2/15/34 (a)(b)		420	420,939
Olympic Tower Mortgage Trust, Series 2017-OT, Class D, 4.08%, 5/10/27 (a)(b)		2,590	2,590,979
RAIT Trust, Series 2017-FL7, Class A, 2.10%, 6/15/37 (a)(b)		1,310	1,310,000
Resource Capital Corp. Ltd.:
Series 2017-CRE5, Class A, 1.89%, 7/15/34 (a)(b)		880	880,000
Series 2017-CRE5, Class B, 3.09%, 7/15/34 (a)(b)(c)		280	280,000
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (a)(c)		932	914,614
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.51%, 6/15/29 (a)(b)		1,300	1,304,027
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 2/15/48		655	607,697

10	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-C31, Class D, 3.85%, 11/15/48	USD	730	$555,239
Series 2015-NXS2, Class A5, 3.77%, 6/15/25 (b)		890	932,440
Series 2015-NXS4, Class D, 3.75%, 12/15/48 (b)		600	532,306
Series 2016-NXS5, Class D, 5.04%, 1/15/59 (b)		2,717	2,640,584
Series 2017-C38, Class A5, 3.45%, 7/15/50		357	365,232
WF-RBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 7/15/24		485	505,675
Series 2014-C21, Class C, 4.23%, 8/15/47 (b)		500	489,136

			108,553,422
Interest Only Commercial Mortgage-Backed Securities — 0.4%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 6/05/37 (a)(b)(c)		11,000	183,700
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.78%, 2/15/50 (b)		8,205	430,927
Series 2017-BNK3, Class XD, 1.44%, 2/15/50 (a)(b)		2,000	187,560
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (a)(b)		7,280	520,884
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.73%, 11/05/36 (a)(b)		65,905	2,643,015
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.92%, 5/10/58 (b)		2,185	248,148
Series 2016-C4, Class XB, 0.89%, 5/10/58 (b)		2,030	111,833
Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class XA, 0.90%, 1/12/30 (a)(b)		77,786	117,231
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.20%, 2/10/50 (b)		3,524	273,432
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.59%, 3/10/46 (b)		25,766	875,069
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		40,878	280,014
Series 2015-CR23, Class XA, 1.13%, 5/10/48 (b)		13,546	697,166
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		5,920	187,860
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 6/10/50 (a)(b)(c)		3,040	232,750
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		32,310	499,308
GS Mortgage Securities Trust:
Series 2016-GS3, Class XA, 1.40%, 10/10/49 (b)		1,694	146,300
Series 2017-GS5, Class XA, 0.97%, 3/10/50 (b)		2,039	134,143
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class XA, 1.55%, 3/15/49 (b)		6,790	565,363
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)(c)		1,800	91,260

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.75%, 4/15/46 (b)	USD	4,040	$115,106
Series 2014-C22, Class XA, 1.09%, 9/15/47 (b)		1,076	54,225
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)		4,330	190,347
Series 2016-JP4, Class XA, 0.96%, 12/15/49 (b)		997	47,942
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C22, Class XA, 1.30%, 4/15/48 (b)		1,046	65,298
Series 2016-C28, Class XA, 1.44%, 1/15/49 (b)		1,431	115,257
Series 2016-C29, Class XA, 1.81%, 5/15/49 (b)		2,478	261,280
Series 2016-C29, Class XB, 1.12%, 5/15/49 (b)		3,160	237,302
Series 2016-C31, Class XA, 1.61%, 11/15/49 (b)		994	95,212
Morgan Stanley Capital I Trust, Series 2017-H1, Class XD, 2.20%, 6/15/50 (a)(b)		3,030	487,466
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 5/10/39 (a)(b)(c)		10,700	371,156
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 2/10/32 (a)(b)		17,050	107,415
Series 2017-1MKT, Class XNCP, 0.00%, 2/10/32 (a)(b)		3,410	—
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.62%, 6/15/50 (a)(b)		2,538	296,166
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.14%, 5/25/36 (a)(b)		363	1,857
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.12%, 2/15/48 (b)		5,879	324,430
Series 2016-BNK1, Class XB, 1.48%, 8/15/49 (b)		2,300	234,232
Series 2016-BNK1, Class XD, 1.41%, 8/15/49 (a)(b)		1,180	104,878
Series 2016-LC25, Class XA, 1.24%, 12/15/59 (b)		4,181	284,193

			11,819,725
Total Non-Agency Mortgage-Backed Securities — 4.5%			140,461,315

Preferred Securities		Par (000)	Value
Capital Trusts
Aerospace & Defense — 0.1%
United Technologies Corp., 1.78%, 5/04/18 (d)		3,519	3,523,515
Banks — 0.1%
HSBC Holdings PLC, 6.00% (b)(e)		3,360	3,474,240
Capital Markets — 0.1%
Bank of New York Mellon Corp., 4.63% (b)(e)		2,494	2,515,448
State Street Corp., 2.25%, 6/15/37 (b)		739	680,342

			3,195,790

BLACKROCK FUNDS II	JUNE 30, 2017	11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Capital Trusts		Par (000)	Value
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(e)	USD	3,190	$3,390,523
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 7/01/20 (b)		2,175	2,186,236
Total Capital Trusts — 0.5%			15,770,304

Trust Preferreds		Shares	Value
Banks — 0.1%
Citigroup Capital XIII, 7.54%, 10/30/40 (b)		116,685	3,031,476
Total Preferred Securities — 0.6%			18,801,780

Project Loans — 0.0%		Par (000)	Value
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23 (c)	USD	1	537

Taxable Municipal Bonds		Par (000)	Value
Bay Area Toll Authority RB, 7.04%, 4/01/50		1,150	1,759,673
City Public Service Board of San Antonio, Texas RB, 5.81%, 2/01/41		1,180	1,507,875
Los Angeles Community College District GO, 6.60%, 8/01/42		800	1,152,872
Los Angeles Unified School District GO, 6.76%, 7/01/34		1,580	2,174,712
Metropolitan Transportation Authority RB:
6.67%, 11/15/39		200	273,208
6.81%, 11/15/40		610	851,950
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		690	847,037
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		1,004	1,508,018
New York City Water & Sewer System RB:
5.38%, 6/15/43		4,120	4,647,854
5.50%, 6/15/43		4,935	5,591,552
5.88%, 6/15/44		795	1,075,357
New York State Dormitory Authority RB, 5.39%, 3/15/40		725	900,718
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		1,305	1,549,257
State of California GO:
7.55%, 4/01/39		920	1,403,902
7.60%, 11/01/40		2,770	4,313,444
State of Illinois GO, 5.10%, 6/01/33		3,525	3,298,977
University of California RB, 4.86%, 5/15/2112		630	650,626
Total Taxable Municipal Bonds — 1.1%			33,507,032

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.7%
Fannie Mae, 6.63%, 11/15/30		1,500	2,144,493
Freddie Mac:
3.75%, 3/27/19		10,765	11,199,260
5.50%, 8/23/17		3,500	3,521,199

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations (continued)
Resolution Funding Corp. Interest Strip, 0.00%, 7/15/18 (f)	USD	4,575	$4,511,074
Small Business Administration Participation Certificates, Series 1997-20G, Class 1, 6.85%, 7/01/17		32	32,112

			21,408,138
Collateralized Mortgage Obligations — 0.0%
Fannie Mae:
Series 2005-29, Class AT, 4.50%, 4/25/35		28	28,472
Series 2005-29, Class WB, 4.75%, 4/25/35		251	263,552
Series 2005-48, Class AR, 5.50%, 2/25/35		239	248,164
Series 2005-62, Class CQ, 4.75%, 7/25/35		204	211,697
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		579	624,101
Series 2996, Class MK, 5.50%, 6/15/35		14	15,707

			1,391,693
Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		10,712	11,274,532
Series 2017-M7, Class A2, 2.96%, 2/25/27 (b)(c)		2,012	2,036,204
Freddie Mac:
Series K059, Class A2, 3.12%, 9/25/26		1,580	1,615,179
Series K060, Class A2, 3.30%, 10/25/26		2,250	2,330,496
Series K061, Class A2, 3.35%, 11/25/26		2,000	2,079,166
Series K062, Class A2, 3.41%, 12/25/26		246	258,289
Series K063, Class A2, 3.43%, 1/25/27		1,300	1,364,654

			20,958,520
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M4, Class X1, 4.11%, 2/25/18 (b)		26,521	26,791
Series 2013-M5, Class X2, 2.25%, 1/25/22 (b)		9,869	617,502
Series 2016-M4, Class X2, 2.80%, 1/25/39		4,027	483,273
Freddie Mac:
Series K056, Class X1, 1.40%, 5/25/26		3,215	289,639
Series K064, Class X1, 0.75%, 3/25/27		14,396	712,165
Ginnie Mae:
Series 2012-120, Class IO, 0.79%, 2/16/53 (b)		14,674	710,302
Series 2012-23, Class IO, 0.86%, 6/16/53		1,492	48,741
Series 2013-191, Class IO, 0.79%, 11/16/53		979	39,035
Series 2014-172, Class IO, 0.84%, 1/16/49		6,394	315,699
Series 2017-69, Class IO, 0.80%, 7/16/59 (c)		1,668	123,282
Series 2016-87, Class IO, 1.01%, 8/16/58		3,126	237,539
Series 2016-113, Class IO, 1.19%, 2/16/58		2,732	241,810

12	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-152, Class IO, 0.98%, 8/15/58	USD	6,163		$502,656
Series 2016-158, Class IO, 0.92%, 6/16/58		2,275		169,909

				4,518,343
Mortgage-Backed Securities — 45.0%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/26-7/01/32 (g)		31,859		32,059,141
3.00%, 4/01/29-7/01/47 (g)		319,654		320,926,663
3.50%, 8/01/27-7/01/47 (g)		173,008		178,841,933
4.00%, 1/01/25-7/01/47 (g)		102,539		108,511,467
4.50%, 2/01/25-7/01/47 (g)		31,509		33,877,292
5.00%, 11/01/32-7/01/47 (g)		10,067		11,025,788
5.50%, 10/01/21-4/01/41		9,374		10,484,909
6.00%, 1/01/21-7/01/47 (g)		19,850		22,494,944
6.50%, 5/01/40		2,970		3,322,826
7.00%, 6/01/32		16		18,360
Freddie Mac Mortgage-Backed Securities:
2.50%, 11/01/29-7/01/32 (g)		20,099		20,224,604
3.00%, 1/01/30-7/01/47 (g)		192,597		192,827,946
3.50%, 7/01/32-7/01/47 (g)		86,735		89,302,538
4.00%, 8/01/40-7/01/47 (g)		58,344		61,436,873
4.50%, 2/01/39-7/01/47 (g)		13,856		14,886,112
5.00%, 7/01/35-11/01/41		9,830		10,759,633
5.50%, 7/01/17-6/01/41		4,413		4,895,354
6.00%, 7/01/17-12/01/32		9		10,163
6.50%, 7/01/17		—	(h)	52
8.00%, 11/01/22		1		860
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/47 (g)		74,893		75,649,924
3.50%, 12/20/41-7/15/47 (g)		96,863		100,508,840
4.00%, 7/20/39-7/15/47 (g)		61,062		64,363,135
4.50%, 12/20/39-7/15/47 (g)		23,988		25,867,534
5.00%, 12/15/38-7/20/41		8,500		9,319,027
5.50%, 3/15/32-7/15/47 (g)		4,408		4,798,092
6.00%, 12/15/36		147		166,073
7.50%, 11/15/29		—	(h)	425
9.00%, 7/15/18		—	(h)	54

				1,396,580,562
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B, 0.00%, 3/25/19 (f)		4		3,654
Total U.S. Government Sponsored Agency Securities — 46.6%				1,444,860,910

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.88%, 11/15/46 (i)	USD	50,734	$51,013,443
3.00%, 2/15/47 (i)		49,103	50,652,789
3.00%, 5/15/47 (i)		30,419	31,393,351
U.S. Treasury Notes:
1.25%, 3/31/19-5/31/19 (i)		98,060	97,830,987
1.63%, 3/15/20		104,323	104,653,074
1.50%, 4/15/20-5/15/20 (i)		187,505	187,337,655
1.88%, 3/31/22-4/30/22 (i)		263,316	263,367,384
1.75%, 5/31/22 (i)		90,259	89,730,173
2.13%, 3/31/24		55,660	55,701,300
2.00%, 4/30/24-11/15/26 (i)		122,047	120,623,583
2.25%, 2/15/27		27,374	27,246,766
2.38%, 5/15/27 (i)		14,549	14,641,066
Total U.S. Treasury Obligations — 35.3%			1,094,191,571
Total Long-Term Investments (Cost — $3,990,643,027) — 129.5%			4,015,248,564

Options Purchased
(Cost — $804,730) — 0.0%			329,796
Total Investments Before TBA Sale Commitments and Options Written (Cost — $3,991,447,757*) — 129.5%			4,015,578,360

TBA Sale Commitments (g)		Par (000)	Value
Mortgage-Backed Securities — (18.6)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/32		11,033	(11,082,900)
3.00%, 7/01/32-7/01/47		221,918	(221,637,673)
3.50%, 7/01/32-7/01/47		69,549	(71,808,489)
4.00%, 7/01/32-7/01/47		33,930	(35,618,008)
4.50%, 7/01/32-7/01/47		7,648	(7,989,590)
5.50%, 7/01/47		3,321	(3,679,045)
6.00%, 7/01/47		12,538	(14,107,291)
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/47		122,426	(122,096,226)
3.50%, 7/01/47		21,218	(21,797,612)
4.00%, 7/01/47		22,941	(24,126,850)
4.50%, 7/01/47		34	(36,400)
5.00%, 7/01/47		3,293	(3,576,790)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/47		8,119	(8,409,577)
4.00%, 7/15/47		21,766	(22,888,309)
4.50%, 7/15/47		6,678	(7,155,112)
Total TBA Sale Commitments (Proceeds — $578,426,981) — (18.6)%			(576,009,872)

Options Written
(Premiums Received — $ 189,350) — (0.0)%			(71,200)
Total Investments Net of TBA Sale Commitments and Options Written — 110.9%			3,439,497,288
Liabilities in Excess of Other Assets — (10.9)%			(338,232,269)

Net Assets — 100.0%			$3,101,265,019

BLACKROCK FUNDS II	JUNE 30, 2017	13

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$3,993,069,616

Gross unrealized appreciation	$37,186,901
Gross unrealized depreciation	(14,678,157)

Net unrealized appreciation	$22,508,744

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Perpetual security with no stated maturity date.

(f)	Zero-coupon bond.

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(27,527,426)	$ 103,001
Citigroup Global Markets, Inc.	$(32,188,308)	$ 148,907
Credit Suisse Securities (USA) LLC	$(8,445,727)	$ 245,656
Daiwa Capital Markets America, Inc.	$7,777,601	$ (52,336)
Deutsche Bank Securities, Inc.	$(14,204,976)	$ 56,337
Goldman Sachs & Co.	$20,024,282	$(164,003)
J.P. Morgan Securities LLC	$20,734,458	$ (6,162)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(18,680,523)	$ 141,223
Mizuho Securities USA LLC	$(11,961,110)	$ 40,304
Morgan Stanley & Co. LLC	$(39,986,807)	$ 112,672
Nomura Securities International, Inc.	$(1,358,118)	$ 3,799
RBC Capital Markets, LLC	$8,405,541	$(111,040)
Wells Fargo Securities, LLC	$(24,201,032)	$ 117,060

(h)	Amount is less than $500.

(i)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

•	During the period ended June 30, 2017, investments in issuers considered to be affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,666,751	(2,666,751)	—	—	$47,546	$148	—

[1]	Includes net capital gain distributions.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
MUFG Securities Americas, Inc.	0.80%	4/19/17	Open	$22,702,343	$22,739,171	U.S. Treasury Obligations	Open/Demand
MUFG Securities Americas, Inc.	0.90%	6/01/17	Open	30,825,000	30,847,348	U.S. Treasury Obligations	Open/Demand
BNP Paribas S.A.	1.03%	6/30/17	7/01/17	14,730,863	14,731,284	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	1.48%	6/30/17	7/01/17	82,729,283	82,732,684	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.45%	6/30/17	7/01/17	51,431,593	51,433,664	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.45%	6/30/17	7/01/17	435,760	435,778	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	0.50%	6/30/17	7/01/17	25,737,788	25,738,145	U.S. Treasury Obligations	Overnight

14	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
J.P. Morgan Securities LLC	1.38%	6/30/17	7/01/17	$ 35,175,000	$ 35,176,348	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.18%	6/30/17	7/01/17	90,033,353	90,036,304	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%	6/30/17	7/01/17	37,571,576	37,572,985	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.30%	6/30/17	7/01/17	51,435,393	51,437,250	U.S. Treasury Obligations	Overnight
Total				$442,807,952	$442,880,961

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(436)	Euro-Bobl	September 2017	USD	65,583,754	$ 179,948
(34)	Euro-Bund	September 2017	USD	6,285,926	63,247
501	U.S. Treasury Bonds (30 Year)	September 2017	USD	76,997,438	683,674
(2,283)	U.S. Treasury Notes (10 Year)	September 2017	USD	286,587,844	1,911,932
671	U.S. Treasury Notes (2 Year)	September 2017	USD	145,009,391	(131,168)
(1,788)	U.S. Treasury Notes (5 Year)	September 2017	USD	210,690,657	578,469
(245)	U.S. Ultra Treasury Bonds	September 2017	USD	40,639,375	(428,061)
(56)	Euro Dollar	March 2019	USD	13,740,300	(31,576)
Total					$2,826,465

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	388,000	RUB	22,674,720	BNP Paribas S.A.	7/03/17	$3,772
EUR	5,446,646	USD	6,210,001	Morgan Stanley & Co. International PLC	7/05/17	12,643
GBP	4,771,801	USD	6,190,000	Morgan Stanley & Co. International PLC	7/05/17	26,130
HUF	370,383,509	USD	1,364,835	Deutsche Bank AG	7/05/17	5,174
HUF	10,126,012	USD	37,329	JPMorgan Chase Bank N.A.	7/05/17	127
HUF	37,065,198	USD	136,484	Morgan Stanley & Co. International PLC	7/05/17	617
HUF	1,268,646,825	USD	4,671,353	Morgan Stanley & Co. International PLC	7/05/17	21,238
JPY	700,943,714	USD	6,210,000	BNP Paribas S.A.	7/05/17	23,426
SEK	52,841,728	USD	6,210,000	Deutsche Bank AG	7/05/17	64,152
TRY	22,177,152	USD	6,210,000	BNP Paribas S.A.	7/05/17	83,906
USD	6,210,000	JPY	685,720,620	Royal Bank of Scotland PLC	7/05/17	111,952
USD	6,210,000	ZAR	80,844,643	BNP Paribas S.A.	7/05/17	36,195
ZAR	82,372,235	USD	6,210,000	BNP Paribas S.A.	7/05/17	80,462
CLP	378,514,500	USD	564,000	Credit Suisse International	7/06/17	6,103
GBP	1,120,000	USD	1,448,461	Goldman Sachs International	7/06/17	10,590
RUB	37,055,552	USD	620,800	JPMorgan Chase Bank N.A.	7/06/17	6,702
USD	6,210,000	BRL	20,458,845	BNP Paribas S.A.	7/06/17	43,035
USD	564,000	COP	1,640,535,000	Credit Suisse International	7/06/17	26,188
USD	2,120,000	COP	6,444,800,000	Barclays Bank PLC	7/07/17	7,552

BLACKROCK FUNDS II	JUNE 30, 2017	15

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,090,000	COP	12,389,293,030	BNP Paribas S.A.	7/07/17	$ 29,093
RUB	20,983,198	USD	355,000	JPMorgan Chase Bank N.A.	7/10/17	21
RUB	21,224,080	USD	359,000	JPMorgan Chase Bank N.A.	7/10/17	96
USD	717,422	RUB	42,105,503	Credit Suisse International	7/10/17	5,027
USD	710,578	RUB	41,690,671	Deutsche Bank AG	7/10/17	5,202
JPY	71,034,509	USD	631,000	Goldman Sachs International	7/11/17	877
MYR	1,295,805	USD	301,000	BNP Paribas S.A.	7/17/17	637
MYR	651,600	USD	150,000	JPMorgan Chase Bank N.A.	7/17/17	1,679
MYR	1,322,400	USD	300,000	JPMorgan Chase Bank N.A.	7/17/17	7,828
TRY	4,045,416	USD	1,141,000	BNP Paribas S.A.	7/21/17	1,758
TRY	1,758,094	USD	494,000	Citibank N.A.	7/21/17	2,631
USD	139,734	MXN	2,526,471	BNP Paribas S.A.	7/21/17	1,034
USD	351,266	MXN	6,350,582	JPMorgan Chase Bank N.A.	7/21/17	2,629
USD	494,000	ZAR	6,359,148	Citibank N.A.	7/21/17	9,829
RUB	37,291,456	USD	620,800	BNP Paribas S.A.	7/24/17	8,220
RUB	37,036,928	USD	620,800	Deutsche Bank AG	7/24/17	3,927
USD	492,000	COP	1,443,528,000	BNP Paribas S.A.	8/09/17	21,116
IDR	3,972,175,000	USD	295,000	Bank of America N.A.	8/15/17	1,418
IDR	3,913,828,730	USD	290,710	Citibank N.A.	8/15/17	1,354
IDR	5,592,149,150	USD	415,310	Citibank N.A.	8/15/17	1,997
IDR	2,907,629,200	USD	216,020	JPMorgan Chase Bank N.A.	8/15/17	958
IDR	4,363,093,280	USD	323,960	JPMorgan Chase Bank N.A.	8/15/17	1,630
MYR	3,247,700	USD	751,000	Morgan Stanley & Co. International PLC	8/17/17	4,007
USD	490,000	COP	1,464,120,000	Barclays Bank PLC	8/22/17	13,123
USD	492,000	COP	1,493,466,000	Credit Suisse International	8/22/17	5,565
EUR	448,900	USD	507,571	JPMorgan Chase Bank N.A.	9/07/17	7,031
USD	967,944	RUB	56,172,196	BNP Paribas S.A.	9/15/17	30,985
USD	967,916	RUB	56,083,457	BNP Paribas S.A.	9/15/17	32,437
USD	2,410,954	RUB	140,289,812	Deutsche Bank AG	9/15/17	70,905
USD	2,436,143	RUB	141,243,937	Deutsche Bank AG	9/15/17	80,179
USD	376,213	RUB	22,335,021	HSBC Bank PLC	9/15/17	3,663
USD	2,187,258	RUB	126,843,465	JPMorgan Chase Bank N.A.	9/15/17	71,495
AUD	590,000	NZD	616,912	Bank of America N.A.	9/20/17	1,616
AUD	17,262,000	USD	13,050,383	Citibank N.A.	9/20/17	203,248
AUD	1,472,000	USD	1,113,256	Credit Suisse International	9/20/17	16,934
AUD	740,000	USD	558,067	Deutsche Bank AG	9/20/17	10,100
CAD	491,307	USD	370,000	UBS AG	9/20/17	9,358
CHF	15,000	NOK	130,939	JPMorgan Chase Bank N.A.	9/20/17	18
EUR	590,000	USD	659,287	BNP Paribas S.A.	9/20/17	17,557
EUR	370,000	USD	415,154	Deutsche Bank AG	9/20/17	9,308
EUR	9,995,000	USD	11,402,259	Goldman Sachs International	9/20/17	63,934
EUR	9,490,000	USD	10,743,482	Goldman Sachs International	9/20/17	143,379
JPY	21,304,605	USD	190,000	BNP Paribas S.A.	9/20/17	112
JPY	21,304,605	USD	190,000	BNP Paribas S.A.	9/20/17	112
KRW	503,272,000	USD	440,000	JPMorgan Chase Bank N.A.	9/20/17	415
NOK	2,649,575	CHF	300,000	Morgan Stanley & Co. International PLC	9/20/17	3,340
NOK	3,865,532	CHF	440,000	UBS AG	9/20/17	2,437

16	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	3,717,627	USD	440,000	Morgan Stanley & Co. International PLC	9/20/17	$ 6,020
NZD	619,653	AUD	590,000	Goldman Sachs International	9/20/17	390
NZD	520,000	USD	378,435	Deutsche Bank AG	9/20/17	2,038
SEK	8,577,808	EUR	880,000	HSBC Bank PLC	9/20/17	13,495
TRY	1,083,060	USD	300,000	BNP Paribas S.A.	9/20/17	639
USD	380,000	JPY	42,543,204	BNP Paribas S.A.	9/20/17	366
USD	380,000	JPY	42,095,982	Goldman Sachs International	9/20/17	4,356
USD	2,005,983	MXN	36,464,366	Deutsche Bank AG	9/20/17	23,013
USD	1,966,225	MXN	35,617,316	Deutsche Bank AG	9/20/17	29,318
USD	8,023,934	MXN	145,875,412	Goldman Sachs International	9/20/17	91,076
USD	1,966,225	MXN	35,647,814	Royal Bank of Scotland PLC	9/20/17	27,659
USD	2,621,633	MXN	47,590,061	Royal Bank of Scotland PLC	9/20/17	33,636
USD	854,911	ZAR	11,270,720	Bank of America N.A.	9/20/17	5,393
USD	300,000	ZAR	3,941,700	Citibank N.A.	9/20/17	2,899
USD	866,616	ZAR	11,399,815	Citibank N.A.	9/20/17	7,367
USD	869,811	ZAR	11,443,784	JPMorgan Chase Bank N.A.	9/20/17	7,248
ZAR	3,989,040	USD	300,000	BNP Paribas S.A.	9/20/17	670
USD	2,315,187	TRY	8,393,709	BNP Paribas S.A.	10/23/17	5,927
TRY	19,956,291	USD	5,155,665	BNP Paribas S.A.	6/25/18	127

						1,741,820

MXN	2,551,973	USD	141,143	Barclays Bank PLC	7/03/17	(602)
MXN	2,551,679	USD	141,143	Deutsche Bank AG	7/03/17	(619)
MXN	3,827,251	USD	211,714	Morgan Stanley & Co. International PLC	7/03/17	(943)
RUB	22,407,000	USD	388,000	Deutsche Bank AG	7/03/17	(8,309)
RUB	354,355,835	USD	6,190,000	BNP Paribas S.A.	7/05/17	(187,996)
USD	6,210,001	EUR	5,512,650	Deutsche Bank AG	7/05/17	(88,051)
USD	6,190,000	GBP	4,789,872	Deutsche Bank AG	7/05/17	(49,671)
USD	6,210,000	HUF	1,700,515,350	BNP Paribas S.A.	7/05/17	(80,027)
USD	3,575,000	RUB	211,933,150	Deutsche Bank AG	7/05/17	(14,679)
USD	2,615,000	RUB	154,868,930	JPMorgan Chase Bank N.A.	7/05/17	(8,137)
USD	6,210,000	SEK	53,768,664	Royal Bank of Scotland PLC	7/05/17	(174,211)
USD	6,210,000	TRY	21,931,075	BNP Paribas S.A.	7/05/17	(14,068)
BRL	20,284,965	USD	6,210,000	Goldman Sachs International	7/06/17	(95,448)
COP	862,580,000	USD	295,000	Royal Bank of Scotland PLC	7/06/17	(12,223)
COP	786,287,000	USD	269,000	UBS AG	7/06/17	(11,234)
USD	564,000	CLP	374,840,040	Royal Bank of Scotland PLC	7/06/17	(568)
USD	620,800	RUB	37,285,248	Goldman Sachs International	7/06/17	(10,592)
COP	7,398,720,000	USD	2,520,000	JPMorgan Chase Bank N.A.	7/07/17	(94,881)
COP	10,833,840,000	USD	3,690,000	UBS AG	7/07/17	(138,932)
RUB	21,028,550	USD	357,000	Barclays Bank PLC	7/10/17	(1,212)
RUB	21,038,010	USD	357,000	Barclays Bank PLC	7/10/17	(1,052)
USD	751,000	MYR	3,240,565	Morgan Stanley & Co. International PLC	7/17/17	(3,338)
MXN	8,868,356	USD	491,000	Barclays Bank PLC	7/21/17	(4,141)
ZAR	4,597,911	USD	353,413	Barclays Bank PLC	7/21/17	(3,338)
ZAR	1,829,898	USD	140,587	BNP Paribas S.A.	7/21/17	(1,263)
IDR	7,683,840,000	USD	576,000	BNP Paribas S.A.	7/24/17	(1,116)
IDR	17,675,500,000	USD	1,325,000	JPMorgan Chase Bank N.A.	7/24/17	(2,568)

BLACKROCK FUNDS II	JUNE 30, 2017	17

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	8,921,722	USD	493,000	Morgan Stanley & Co. International PLC	7/27/17	$ (3,724)
CLP	65,608,486	USD	98,933	Bank of America N.A.	7/28/17	(180)
CLP	187,417,896	USD	282,667	BNP Paribas S.A.	7/28/17	(566)
CLP	185,724,000	USD	280,000	BNP Paribas S.A.	7/28/17	(449)
CLP	28,119,680	USD	42,400	Goldman Sachs International	7/28/17	(74)
RUB	46,150,960	USD	778,000	Deutsche Bank AG	7/28/17	(219)
TRY	1,196,386	USD	338,891	BNP Paribas S.A.	7/28/17	(1,619)
TRY	633,442	USD	179,327	BNP Paribas S.A.	7/28/17	(754)
TRY	1,196,722	USD	338,891	Goldman Sachs International	7/28/17	(1,524)
TRY	2,948,262	USD	832,000	HSBC Bank PLC	7/28/17	(858)
TRY	1,196,180	USD	338,891	JPMorgan Chase Bank N.A.	7/28/17	(1,677)
COP	1,497,648,000	USD	492,000	Barclays Bank PLC	8/09/17	(3,462)
USD	1,541,000	IDR	20,990,885,600	BNP Paribas S.A.	8/15/17	(25,418)
USD	121,389	IDR	1,630,260,000	Barclays Bank PLC	8/16/17	(252)
USD	117,457	IDR	1,577,450,000	Barclays Bank PLC	8/16/17	(244)
USD	40,099	IDR	538,530,000	Barclays Bank PLC	8/16/17	(83)
USD	133,458	IDR	1,789,670,000	BNP Paribas S.A.	8/16/17	(78)
USD	129,135	IDR	1,731,700,000	BNP Paribas S.A.	8/16/17	(76)
USD	44,086	IDR	591,190,000	BNP Paribas S.A.	8/16/17	(26)
USD	144,425	IDR	1,940,785,000	Deutsche Bank AG	8/16/17	(387)
USD	139,747	IDR	1,877,915,000	Deutsche Bank AG	8/16/17	(374)
USD	135,865	IDR	1,824,670,000	Deutsche Bank AG	8/16/17	(282)
USD	131,464	IDR	1,765,560,000	Deutsche Bank AG	8/16/17	(273)
USD	47,708	IDR	641,105,000	Deutsche Bank AG	8/16/17	(128)
USD	145,420	IDR	1,950,370,000	Deutsche Bank AG	8/16/17	(107)
USD	144,113	IDR	1,932,845,000	Deutsche Bank AG	8/16/17	(106)
USD	140,709	IDR	1,887,190,000	Deutsche Bank AG	8/16/17	(104)
USD	139,445	IDR	1,870,235,000	Deutsche Bank AG	8/16/17	(103)
USD	44,881	IDR	602,750,000	Deutsche Bank AG	8/16/17	(93)
USD	48,037	IDR	644,275,000	Deutsche Bank AG	8/16/17	(35)
USD	47,606	IDR	638,485,000	Deutsche Bank AG	8/16/17	(35)
USD	80,896	IDR	1,086,836,058	Goldman Sachs International	8/16/17	(198)
USD	78,276	IDR	1,051,632,898	Goldman Sachs International	8/16/17	(192)
USD	26,723	IDR	359,023,022	Goldman Sachs International	8/16/17	(66)
USD	134,877	IDR	1,811,395,000	JPMorgan Chase Bank N.A.	8/16/17	(280)
USD	130,508	IDR	1,752,725,000	JPMorgan Chase Bank N.A.	8/16/17	(271)
USD	44,554	IDR	598,365,000	JPMorgan Chase Bank N.A.	8/16/17	(93)
USD	145,002	IDR	1,945,495,000	UBS AG	8/16/17	(161)
USD	140,305	IDR	1,882,475,000	UBS AG	8/16/17	(156)
USD	147,967	IDR	1,984,390,000	UBS AG	8/16/17	(98)
USD	143,174	IDR	1,920,110,000	UBS AG	8/16/17	(95)
USD	47,899	IDR	642,660,000	UBS AG	8/16/17	(53)
USD	48,879	IDR	655,510,000	UBS AG	8/16/17	(32)
COP	1,495,563,300	USD	490,000	UBS AG	8/22/17	(2,882)
USD	1,797,788	MXN	34,077,970	JPMorgan Chase Bank N.A.	8/23/17	(63,378)
USD	507,567	EUR	448,900	BNP Paribas S.A.	9/07/17	(7,036)
USD	282,085	RUB	17,222,707	Credit Suisse International	9/15/17	(5,192)
USD	92,892	RUB	5,598,115	Credit Suisse International	9/15/17	(486)
CHF	440,000	NOK	3,858,543	Citibank N.A.	9/20/17	(1,599)

18	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	440,000	SEK	4,266,724	HSBC Bank PLC	9/20/17	$ (4,102)
EUR	440,000	SEK	4,288,758	Morgan Stanley & Co. International PLC	9/20/17	(6,731)
JPY	42,288,775	USD	380,000	Barclays Bank PLC	9/20/17	(2,636)
KRW	339,009,000	USD	300,000	Deutsche Bank AG	9/20/17	(3,332)
MXN	8,641,720	GBP	370,000	Deutsche Bank AG	9/20/17	(13,202)
MXN	7,102,110	GBP	300,000	JPMorgan Chase Bank N.A.	9/20/17	(5,522)
MXN	8,016,096	USD	440,000	Deutsche Bank AG	9/20/17	(4,076)
NOK	4,440,000	SEK	4,525,914	JPMorgan Chase Bank N.A.	9/20/17	(7,093)
TRY	1,239,000	EUR	300,000	JPMorgan Chase Bank N.A.	9/20/17	(235)
USD	7,079,485	AUD	9,367,000	Goldman Sachs International	9/20/17	(112,426)
USD	7,094,417	AUD	9,372,000	Goldman Sachs International	9/20/17	(101,333)
USD	562,259	AUD	740,000	Goldman Sachs International	9/20/17	(5,907)
USD	300,000	CAD	388,792	Citibank N.A.	9/20/17	(202)
USD	370,000	CAD	488,380	HSBC Bank PLC	9/20/17	(7,098)
USD	370,000	CAD	485,811	HSBC Bank PLC	9/20/17	(5,115)
USD	150,000	CAD	197,639	JPMorgan Chase Bank N.A.	9/20/17	(2,605)
USD	21,926,666	EUR	19,485,000	Barclays Bank PLC	9/20/17	(426,387)
USD	540,048	EUR	480,000	Citibank N.A.	9/20/17	(10,605)
USD	542,422	EUR	480,000	Citibank N.A.	9/20/17	(8,230)
USD	418,669	EUR	370,000	JPMorgan Chase Bank N.A.	9/20/17	(5,792)
USD	562,060	GBP	440,000	JPMorgan Chase Bank N.A.	9/20/17	(12,494)
USD	385,741	GBP	300,000	Morgan Stanley & Co. International PLC	9/20/17	(6,001)
USD	300,000	NOK	2,505,940	Bank of America N.A.	9/20/17	(649)
USD	440,000	NOK	3,707,782	Deutsche Bank AG	9/20/17	(4,839)
USD	339,155	NZD	465,000	BNP Paribas S.A.	9/20/17	(1,076)
USD	201,126	NZD	275,000	BNP Paribas S.A.	9/20/17	(86)
USD	216,976	NZD	300,000	Standard Chartered Bank	9/20/17	(2,528)
USD	5,483,251	TRY	19,956,291	BNP Paribas S.A.	10/23/17	(7,082)
TRY	8,393,709	USD	2,177,526	BNP Paribas S.A.	6/25/18	(8,976)

						(1,911,157)
Net Unrealized Depreciation						$ (169,337)

Exchange-Traded Options Purchased

Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Put	10/13/17	USD	98.00	2,848	$302,600
OTC Options Purchased

Description	Put/Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Barclays Bank PLC	7/07/17	JPY	111.00	USD	631	$ 8,410
USD Currency	Call	Deutsche Bank AG	8/07/17	RUB	58.00	USD	492	16,241
EUR Currency	Put	BNP Paribas S.A.	8/25/17	USD	1.12	EUR	698	2,545
Total								$27,196

Exchange-Traded Options Written

BLACKROCK FUNDS II	JUNE 30, 2017	19

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Put	10/13/17	USD	97.50	1,424	$(17,800)
Euro Dollar 90-Day	Put	10/13/17	USD	97.63	2,848	(53,400)
Total						$(71,200)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation

CDX.NA.IG.28.V1	1.00%	6/20/22	USD 28,171	$(11,101)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

7.36%[1]	28-day MXIBTIIE	1/28/19	MXN	123,421	$(40,090)
7.32%[2]	28-day MXIBTIIE	2/20/20	MXN	108,109	83,214
7.16%[2]	28-day MXIBTIIE	4/29/20	MXN	103,400	61,614
7.45%[2]	28-day MXIBTIIE	3/07/22	MXN	36,661	55,945
7.48%[2]	28-day MXIBTIIE	3/07/22	MXN	18,330	28,673
7.47%[2]	28-day MXIBTIIE	3/07/22	MXN	18,330	28,261
7.16%[2]	28-day MXIBTIIE	6/01/22	MXN	43,563	36,212
6.32%[2]	28-day MXIBTIIE	7/17/25	MXN	14,506	(37,124)
2.13%[2]	3-month LIBOR	8/25/25	USD	485	1,373
2.27%[1]	3-month LIBOR	9/11/25	USD	367	(4,897)
3.46%[2]	UK RPI All Items Monthly	10/15/26	GBP	7,288	48,315
3.45%[2]	UK RPI All Items Monthly	10/15/26	GBP	7,091	32,852
3.43%[2]	UK RPI All Items Monthly	10/15/26	GBP	6,988	12,862
7.41%[2]	28-day MXIBTIIE	5/25/27	MXN	24,978	22,995
7.38%[2]	28-day MXIBTIIE	5/25/27	MXN	4,064	3,170
7.82%[2]	28-day MXIBTIIE	3/04/37	MXN	8,813	12,471
7.92%[2]	28-day MXIBTIIE	5/01/37	MXN	11,474	22,823
7.95%[2]	28-day MXIBTIIE	5/01/37	MXN	10,557	22,827

Total					$391,496

[1]	The Fund pays the fixed rate and receives the floating rate.
[2]	The Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	1,491	$(16,698)	$ 7,785	$(24,483)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	1,491	(14,791)	12,067	(26,858)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	1,730	(51,732)	(45,350)	(6,382)
Valero Energy Corp.	1.00%	Morgan Stanley & Co. International PLC	12/20/20	USD	1,750	(32,916)	29,969	(62,885)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	70	1,554	3,701	(2,147)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/22	USD	725	31,150	35,373	(4,223)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	434	18,647	20,943	(2,296)
Republic of South Africa	1.00%	Citibank N.A.	6/20/22	USD	1,770	76,048	86,358	(10,310)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/22	USD	441	18,947	21,469	(2,522)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/22	USD	845	36,305	40,414	(4,109)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	2,930	(33,195)	(7,230)	(25,965)

20	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9.AAA	0.50%	Credit Suisse International	9/17/58	USD	1,280	$ 17,428	$ 15,759	$ 1,669
CMBX.NA.9.AAA	0.50%	Deutsche Bank AG	9/17/58	USD	1,030	14,025	12,865	1,160
CMBX.NA.9.AAA	0.50%	Morgan Stanley & Co. International PLC	9/17/58	USD	1,590	21,650	23,553	(1,903)
CMBX.NA.9.AAA	0.50%	Morgan Stanley & Co. International PLC	9/17/58	USD	860	11,709	10,588	1,121
CMBX.NA.9.AAA	0.50%	Morgan Stanley & Co. International PLC	9/17/58	USD	720	9,804	8,865	939
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	2,181	(3,717)	716	(4,433)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	1,903	(3,244)	(1,417)	(1,827)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	1,358	(2,315)	269	(2,584)
CMBX.NA.6.BBB-	3.00%	Deutsche Bank AG	5/11/63	USD	550	63,992	50,525	13,467
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	280	32,577	18,267	14,310
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	280	32,577	18,267	14,310
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	270	31,414	27,137	4,277
CMBX.NA.6.BBB-	3.00%	Morgan Stanley & Co. International PLC	5/11/63	USD	280	32,578	16,789	15,789
Total						$291,797	$407,682	$(115,885)

OTC Credit Default Swaps - Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)

United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	1,491	$ 16,698	$ (9,024)	$ 25,722
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	1,491	14,791	(10,512)	25,303
CMBX.NA.3.AM	0.50%	Credit Suisse International	12/13/49	BBB+	USD	43	(206)	(3,783)	3,577
CMBX.NA.3.AM	0.50%	Goldman Sachs International	12/13/49	BBB+	USD	107	(516)	(9,577)	9,061
CMBX.NA.3.AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB+	USD	536	(2,579)	(45,437)	42,858
CMBX.NA.4.AM	0.50%	Deutsche Bank AG	2/17/51	BBB-	USD	790	(4,631)	(105,328)	100,697
CMBX.NA.8.A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	540	(27,147)	(30,758)	3,611
CMBX.NA.8.A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	225	(11,312)	(21,928)	10,616
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	520	(19,246)	(16,959)	(2,287)
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	430	(15,915)	(22,341)	6,426
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	1,860	(68,840)	(96,146)	27,306
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	530	(19,616)	(26,430)	6,814
CMBX.NA.9.A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	1,470	(54,406)	(78,850)	24,444
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	2,190	(81,054)	(112,450)	31,396
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	780	(28,869)	(17,938)	(10,931)
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	530	(19,616)	(28,854)	9,238
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	280	(10,363)	(13,756)	3,393
CMBX.NA.9.BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	820	(96,521)	(86,706)	(9,815)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	4,060	(477,896)	(520,819)	42,923
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	800	(94,166)	(86,217)	(7,949)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	270	(31,781)	(29,839)	(1,942)
CMBX.NA.10.A	2.00%	Deutsche Bank AG	11/17/59	A-	USD	4,050	(123,423)	(184,673)	61,250
CMBX.NA.10.A	2.00%	Deutsche Bank AG	11/17/59	A-	USD	2,020	(61,559)	(93,645)	32,086

BLACKROCK FUNDS II	JUNE 30, 2017	21

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)

CMBX.NA.10.BBB-	3.00%	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	35	$ (3,769)	$ (3,134)	$ (635)
CMBX.NA.6.BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	280	(32,574)	(23,501)	(9,073)

Total							$(1,254,516)	$(1,678,605)	$424,089

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	6,677	$ (8,110)	—	$(8,110)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	8,014	(9,353)	—	(9,353)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	1,491	(1,144)	—	(1,144)
9.50%[1]	1-day BZDIOVER	Bank of America N.A.	10/02/17	BRL	18,214	(507)	—	(507)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	2,278,440	5,179	$1,067	4,112
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	2,278,440	(2,850)	—	(2,850)
4.30%[1]	28-day MXIBTIIE	Bank of America N.A.	12/07/17	MXN	4,907	3,794	3	3,791
9.99%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	14,512	(15,176)	—	(15,176)
8.98%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	4,559	2,146	—	2,146
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	14,512	(9,956)	—	(9,956)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	8,957	10,466	125	10,341
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	7,677	12,443	25	12,418
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	39,258	1,582	—	1,582
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	47,110	1,551	—	1,551
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	67,000	(2,161)	(88)	(2,073)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	38,008	(1,226)	(50)	(1,176)
4.77%[1]	28-day MXIBTIIE	Citibank N.A.	12/05/18	MXN	3,324	5,810	3	5,807
4.70%[1]	28-day MXIBTIIE	Bank of America N.A.	12/06/18	MXN	3,324	5,986	3	5,983
4.76%[1]	28-day MXIBTIIE	Citibank N.A.	12/06/18	MXN	3,324	5,831	3	5,828
9.25%[2]	1-day BZDIOVER	Citibank N.A.	1/02/19	BRL	12,481	11,755	—	11,755
9.28%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL	11,848	12,302	—	12,302
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	8,709	8,928	—	8,928
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,580	(485,668)	—	(485,668)
3.78%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	6/02/22	CNY	3,940	813	(32)	845
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	7,400	31,268	98	31,170
6.43%[2]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	6,011	(12,879)	(102)	(12,777)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	3,006	(7,417)	(16)	(7,401)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	7,228	(18,257)	(31)	(18,226)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	21,681	(55,766)	(91)	(55,675)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	7,575	19,805	32	19,773
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	7,575	19,805	32	19,773
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	28,117	73,793	114	73,679

22	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	901	$(2,618)	$ (12)	$ (2,606)
Total						$(399,831)	$1,083	$(400,914)

[1]	The Fund pays the fixed rate and receives the floating rate.
[2]	The Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies of funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$171,418,616	$30,693,046	$202,111,662
Corporate Bonds[1]	—	983,353,621	—	983,353,621
Foreign Agency Obligations	—	3,038,633	—	3,038,633
Foreign Government Obligations	—	94,921,503	—	94,921,503
Non-Agency Mortgage-Backed Securities	—	123,700,940	16,760,375	140,461,315
Preferred Securities[1]	$3,031,476	15,770,304	—	18,801,780
Project Loans	—	—	537	537
Taxable Municipal Bonds	—	33,507,032	—	33,507,032
U.S. Government Sponsored Agency Securities	—	1,442,701,424	2,159,486	1,444,860,910
U.S. Treasury Obligations	—	1,094,191,571	—	1,094,191,571
Options Purchased:
Foreign currency exchange contracts	—	27,196	—	27,196
Interest rate contracts	302,600	—	—	302,600
Liabilities:
Investments:
TBA Sale Commitments	—	(576,009,872)	—	(576,009,872)

Total	$3,334,076	$3,386,620,968	$49,613,444	$3,439,568,488

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK FUNDS II	JUNE 30, 2017	23

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$533,763	—	$533,763
Foreign currency exchange contracts	—	1,741,820	—	1,741,820
Interest rate contracts	$3,417,270	611,362	—	4,028,632
Other contracts	—	94,029	—	94,029
Liabilities:
Credit contracts	—	(236,660)	—	(236,660)
Foreign currency exchange contracts	—	(1,911,157)	—	(1,911,157)
Interest rate contracts	(662,005)	(714,809)	—	(1,376,814)

Total	$2,755,265	$118,348	—	$2,873,613

[1]

 Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $442,880,961 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2016	$56,161,814	$5,462,284	$21,004	—	$61,645,102
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3[1]	(43,432,419)	(1,328,958)	—	—	(44,761,377)
Accrued discounts/premiums	3,712	4,355	(33)	$(20)	8,014
Net realized gain (loss)	28,816	(56,299)	69	1,700	(25,714)
Net change in unrealized appreciation (depreciation)[2]	(62,370)	(142,260)	1,074	(8,565)	(212,121)
Purchases	29,664,218	16,268,372	—	2,854,818	48,787,408
Sales	(11,170,725)	(3,447,119)	(21,577)	(688,447)	(15,327,868)
Maturity	(500,000)	—	—	—	(500,000)

Closing Balance, as of June 30, 2017	$30,693,046	$16,760,375	$537	$2,159,486	$49,613,444

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[2]	$(21,097)	$(131,446)	$1,074	$(8,565)	$(160,034)

[1]

 As of September 30, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

24	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Credit Strategies Income Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ALM VII Ltd.:
Series 2012-7A, Class BR, 3.66%, 10/15/28 (a)(b)	USD	1,000	$1,003,513
Series 2012-7A, Class CR, 5.01%, 10/15/28 (a)(b)		1,000	1,008,298
ALM VIII Ltd., Series 2013-8A, Class CR, 5.11%, 10/15/28 (a)(b)		1,000	1,005,555
ALM XII Ltd., Series 2015-12A, Class C2R, 4.36%, 4/16/27 (a)(b)(c)		1,500	1,500,000
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class CR, 4.57%, 7/28/26 (a)(b)(c)		1,000	1,000,000
Arbour CLO IV DAC:
Series 4X, Class E, 5.60%, 1/15/30 (b)	EUR	183	206,936
Series 4X, Class F, 8.15%, 1/15/30 (b)		150	168,298
ARES CLO Ltd., Series 2015-4A, Class C, 5.41%, 10/15/26 (a)(b)	USD	1,000	1,004,378
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 2/17/30 (b)	EUR	200	231,540
ARES XLII CLO Ltd., Series 2017-42A, Class D, 4.61%, 1/22/28 (a)(b)	USD	1,000	1,004,593
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, 5.00%, 7/28/29 (a)(b)		1,000	1,000,000
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 5.07%, 1/30/24 (a)(b)		1,000	1,004,521
Atrium XII, Series 12A, Class C, 4.20%, 10/22/26 (a)(b)		1,000	1,003,364
Aurium CLO III DAC, Series 3X, Class E, 4.90%, 4/15/30 (b)	EUR	100	109,425
Avoca CLO XV Ltd., Series 15X, Class E, 5.00%, 1/15/29 (b)		290	328,725
Babson CLO Ltd., Series 2013-IIA, Class BR, 3.41%, 1/18/25 (a)(b)(c)	USD	1,000	1,000,300
Ballyrock CLO Ltd., Series 2016-1A, Class C, 3.86%, 10/15/28 (a)(b)		1,000	1,000,247
BlueMountain Fuji EUR CLO II DAC, Series 2017-2X, Class E, 5.45%, 7/15/30 (b)	EUR	113	124,523
Cadogan Square CLO IX DAC, Series 9X, Class ENE, 0.00%, 7/15/30 (b)(c)		113	123,862
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class BR, 3.66%, 10/14/28 (a)(b)	USD	1,000	1,003,375
Series 2013-3A, Class B, 3.81%, 7/15/25 (a)(b)		1,000	1,000,417
Series 2014-3A, Class BR, 3.32%, 2/24/29 (a)(b)		1,500	1,502,435
Series 2014-3A, Class C1R, 4.44%, 7/27/26 (a)(b)		1,000	999,387
Series 2016-3A, Class C, 5.16%, 10/20/29 (a)(b)		1,000	1,010,199

Asset-Backed Securities		Par (000)	Value
Cedar Funding II CLO Ltd., Series 2013-1A, Class DR, 4.89%, 6/09/30 (a)(b)(c)	USD	1,000	$1,000,000
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, 4.81%, 7/23/30 (a)(b)		1,000	999,962
CIFC Funding Ltd.:
Series 2012-3A, Class B1R, 5.04%, 1/29/25 (a)(b)		1,000	1,004,197
Series 2013-4A, Class DR, 4.55%, 11/27/24 (a)(b)		1,000	1,002,876
Series 2014-3A, Class C1, 3.95%, 7/22/26 (a)(b)		1,000	999,976
Series 2016-1A, Class E, 7.91%, 10/21/28 (a)(b)		1,000	1,011,373
Series 2017-1A, Class D, 4.38%, 4/23/29 (a)(b)		1,000	997,812
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 8/15/29 (b)	EUR	160	188,019
CVC Cordatus Loan Fund VIII DAC:
Series 8X, Class E, 5.70%, 4/23/30 (b)(c)		200	228,430
Series 8X, Class F, 7.65%, 4/23/20 (b)		100	115,685
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (b)		100	116,813
Finn Square CLO Ltd., Series 2012-1A, Class A2R, 2.86%, 12/24/23 (a)(b)	USD	1,000	1,002,301
Greywolf CLO V Ltd., Series 2015-1A, Class C, 4.96%, 4/25/27 (a)(b)		1,000	995,013
Grippen Park CLO Ltd., Series 2017-1A, Class D, 4.55%, 1/20/30 (a)(b)(c)		1,000	987,900
LCM XV LP, Series 15A, Class CR, 3.59%, 7/20/30 (a)(b)		1,000	1,008,163
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, 2.61%, 1/20/29 (a)(b)		1,000	1,009,776
Series 2012-10A, Class DR, 5.36%, 1/20/29 (a)(b)		1,000	1,016,666
Series 2012-10A, Class ER, 8.78%, 1/20/29 (a)(b)(c)		500	514,150
Madison Park Funding XI Ltd., Series 2013-11A, Class A1B, 2.60%, 10/23/25 (a)(b)		1,000	1,001,182
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, 4.62%, 1/27/26 (a)(b)		1,000	1,001,130
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class C, 4.00%, 1/23/24 (a)(b)		1,000	1,001,192
Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class DR, 4.82%, 1/28/30 (a)(b)		1,000	997,021
OCP CLO Ltd., Series 2016-12A, Class A1, 2.73%, 10/18/28 (a)(b)		1,000	1,005,885

Portfolio Abbreviations
AKA	Also Known As	FKA	Formerly Known As	REIT	Real Estate Investment Trust
AUD	Australian Dollar	GBP	British Pound	REMIC	Real Estate Mortgage Investment Conduit
BRL	Brazilian Real	HKD	Hong Kong Dollar	RPI	Retail Price Index
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	HUF	Hungarian Forint	RUB	Russian Ruble
CAD	Canadian Dollar	IDR	Indonesian Rupiah	S&P	Standard and Poor’s
CHF	Swiss Franc	JPY	Japanese Yen	SCA	Svenska Cellulosa Aktiebolaget
CLO	Collateralized Loan Obligation	KRW	South Korean Won	SEK	Swedish Krona
CLP	Chilean Peso	LIBOR	London Interbank Offered Rate	SFR	Single Family Residential
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28-Day	TBA	To-be-announced
CNY	Chinese Yuan	MXN	Mexican Peso	TRY	Turkish Lira
COP	Colombian Peso	MYR	Malaysian Ringgit	UK RPI	United Kingdom Retail Price Index
CRE	Corporate Real Estate	NOK	Norwegian Krone	USD	U.S. Dollar
DAC	Designated Activity Company	NZD	New Zealand Dollar	USGI	United States Government Issue
ETF	Exchange-Traded Fund	OTC	Over-the-counter	ZAR	South African Rand
EUR	Euro	PIK	Payment-in-kind

BLACKROCK FUNDS II	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Asset-Backed Securities		Par (000)	Value
OCP Euro DAC, Series 2017-1X, Class E, 5.35%, 6/18/30 (b)(c)	EUR	150	$163,219
OZLME BV, Series 1X, Class E, 6.45%, 1/18/30 (b)		158	181,528
Sound Point CLO III Ltd., Series 2013-2A, Class DR, 4.51%, 7/15/25 (a)(b)	USD	250	249,995
Symphony CLO XII Ltd., Series 2013-12A, Class DR, 4.41%, 10/15/25 (a)(b)		1,000	1,000,189
THL Credit Wind River CLO Ltd., Series 2014-2A, Class A2, 2.61%, 7/15/26 (a)(b)		1,000	1,000,819
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (a)(d)		88	87,736
Series 2016-2II, Class A, 3.47%, 8/27/36 (a)(d)		837	832,616
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (a)(d)		876	881,693
Series 2016-2III, Class A, 3.47%, 8/27/36 (a)(d)		844	840,299
U.S. Residential Opportunity Fund IV Trust, Series 2016-1IV, Class A, 3.47%, 7/27/36 (a)(d)		762	763,936
Voya CLO Ltd., Series 2016-3A, Class C, 5.01%, 10/18/27 (a)(b)		1,000	1,010,825
York CLO 1 Ltd., Series 2014-1A, Class DR, 4.55%, 1/22/27 (a)(b)		1,000	991,043
Total Asset-Backed Securities — 10.5%			46,553,311

Common Stocks		Shares	Value
Commercial Services & Supplies — 0.0%
New Holdings LLC (Total Safety U.S., Inc.)		48	15,840
Energy Equipment & Services — 0.0%
Tex Energy LLC TRA (c)		13,589	14,268
Health Care Providers & Services — 0.0%
New Millennium Holdco, Inc. (Millennium Health LLC) (c)(e)		418,385	4
New Millennium Holdco, Inc. (Millennium Health LLC) (c)(e)		392,559	4

			8
Real Estate Management & Development — 0.1%
Aroundtown Property Holdings PLC		15,312	83,300
Total Common Stocks — 0.1%			113,416

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.8%
Arconic, Inc.:
5.13%, 10/01/24	USD	270	280,125
5.90%, 2/01/27		90	96,863
5.95%, 2/01/37		5	5,038
Bombardier, Inc.:
8.75%, 12/01/21 (a)		916	1,016,760
6.00%, 10/15/22 (a)		192	192,000
6.13%, 1/15/23 (a)		35	35,088
7.50%, 3/15/25 (a)		118	122,425
Engility Corp., 8.88%, 9/01/24		51	55,399
KLX, Inc., 5.88%, 12/01/22 (a)		965	1,013,250
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		16	16,280
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		100	112,000

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.:
6.00%, 7/15/22	USD	64	$65,920
6.50%, 7/15/24		106	109,445
6.50%, 5/15/25		269	273,707
6.38%, 6/15/26		32	32,480

			3,426,780
Air Freight & Logistics — 0.2%
WFS Global Holding SAS:
9.50%, 7/15/22	EUR	200	248,909
9.50%, 7/15/22		100	117,068
XPO Logistics, Inc.:
5.75%, 6/15/21		200	237,705
6.50%, 6/15/22 (a)	USD	344	361,200
6.13%, 9/01/23 (a)		22	22,908

			987,790
Airlines — 0.3%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		109	112,406
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18		190	194,750
U.S. Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		113	119,295
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		1,000	1,043,750

			1,470,201
Auto Components — 0.5%
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	100	115,831
Faurecia, 3.63%, 6/15/23		100	119,961
Grupo-Antolin Irausa SA, 3.25%, 4/30/24		181	211,123
HP Pelzer Holding GmbH, 4.13%, 4/01/24		100	117,716
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	290	292,900
6.00%, 8/01/20		660	679,387
5.88%, 2/01/22		50	51,188
6.25%, 2/01/22		78	81,315
6.75%, 2/01/24		58	60,471
IHO Verwaltungs GmbH:
4.75%, 9/15/26 (a)(f)		200	202,250
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (f)	EUR	100	116,209
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (f)		200	234,141
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (f)		100	119,069

			2,401,561
Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 5.75%, 4/15/22	GBP	100	136,465
Banks — 2.5%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	200	242,993
Banco BPM SpA, 2.75%, 7/27/20		100	117,828
Banco de Credito del Peru, 6.88%, 9/16/26 (b)	USD	400	453,000
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 6/06/24		393	399,877
Banco Santander SA, 3.50%, 4/11/22		600	614,086
Bank of America Corp.:
4.24%, 4/24/38 (b)		2,000	2,079,706
Series L, 4.18%, 11/25/27		1,000	1,017,085
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	200	240,997

2	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Banks (continued)
Bankia SA:
4.00%, 5/22/24 (b)	EUR	200	$236,896
3.38%, 3/15/27 (b)		100	116,174
Barclays PLC, 4.84%, 5/09/28	USD	1,400	1,431,206
CaixaBank SA, 3.50%, 2/15/27 (b)	EUR	200	238,547
CIT Group, Inc., 5.00%, 8/01/23	USD	205	220,887
Global Bank Corp., 4.50%, 10/20/21		700	716,450
ICICI Bank Ltd., 4.00%, 3/18/26		600	606,370
Intesa Sanpaolo SpA:
5.15%, 7/16/20	EUR	50	63,821
6.63%, 9/13/23		100	140,154
Raiffeisen Bank International AG, 6.00%, 10/16/23		200	265,595
Royal Bank of Scotland Group PLC:
2.65%, 5/15/23 (b)	USD	660	665,346
3.50%, 5/15/23 (b)		360	362,335
UniCredit SpA:
6.95%, 10/31/22	EUR	100	137,760
5.75%, 10/28/25 (b)		300	376,721
4.38%, 1/03/27 (b)		100	120,628
Unione di Banche Italiane SpA, 4.45%, 9/15/27 (b)		125	146,724

			11,011,186
Biotechnology — 0.0%
Grifols SA, 3.20%, 5/01/25		100	114,419
Building Products — 0.2%
LIXIL Group Corp., 0.00%, 3/04/20 (g)(h)	JPY	40,000	362,747
Masonite International Corp., 5.63%, 3/15/23 (a)	USD	129	134,805
Ply Gem Industries, Inc., 6.50%, 2/01/22		58	60,750
Standard Industries, Inc.:
5.50%, 2/15/23 (a)		71	74,905
6.00%, 10/15/25 (a)		58	62,060
USG Corp., 4.88%, 6/01/27 (a)		30	30,863

			726,130
Capital Markets — 0.7%
Bagan Capital Ltd., 0.00%, 9/23/21 (g)(h)		700	737,975
CPUK Finance Ltd.:
4.25%, 8/28/22	GBP	225	294,763
4.88%, 8/28/25		100	131,959
Haitong International Securities Group Ltd., 0.00%, 10/25/21 (g)(h)	HKD	12,000	1,554,285
Lincoln Finance Ltd., 6.88%, 4/15/21	EUR	100	122,291
LPL Holdings, Inc., 5.75%, 9/15/25 (a)	USD	17	17,680
Modernland Overseas Pte Ltd., 6.95%, 4/13/24		400	397,560

			3,256,513
Chemicals — 1.3%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	100	120,040
Axalta Coating Systems LLC, 4.88%, 8/15/24 (a)	USD	150	154,875
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		53	64,130
10.00%, 10/15/25		40	49,300
CF Industries, Inc.:
7.13%, 5/01/20		40	44,200
5.15%, 3/15/34		35	32,375
4.95%, 6/01/43		19	16,293
Chemours Co.:
6.63%, 5/15/23		94	99,405
7.00%, 5/15/25		4	4,360
5.38%, 5/15/27		38	39,231
Equate Petrochemical BV, 4.25%, 11/03/26		400	405,000

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Hexion, Inc., 10.38%, 2/01/22 (a)	USD	49	$48,510
Huntsman International LLC:
4.88%, 11/15/20		283	297,857
5.13%, 4/15/21	EUR	100	129,158
5.13%, 11/15/22	USD	234	250,380
INEOS Finance PLC, 4.00%, 5/01/23	EUR	235	276,426
INEOS Group Holdings SA, 5.38%, 8/01/24		200	241,479
INOVYN Finance PLC, 6.25%, 5/15/21		80	95,553
Koppers, Inc., 6.00%, 2/15/25 (a)	USD	65	69,063
Mitsubishi Chemical Holdings Corp.:
0.00%, 3/30/22 (g)(h)	JPY	40,000	368,260
0.00%, 3/29/24 (g)(h)		40,000	373,416
Momentive Performance Materials, Inc., 3.88%, 10/24/21	USD	360	357,300
OCP SA, 4.50%, 10/22/25		600	604,620
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)		51	56,419
6.50%, 2/01/22 (a)		542	559,615
PQ Corp., 6.75%, 11/15/22 (a)		230	247,250
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	200	239,509
Solvay Finance SA, 5.43% (b)(i)		180	235,503
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22		131	159,437
Tronox Finance LLC:
6.38%, 8/15/20	USD	59	59,148
7.50%, 3/15/22 (a)		18	18,540
WR Grace & Co-Conn, 5.13%, 10/01/21 (a)		220	235,950

			5,952,602
Commercial Services & Supplies — 0.6%
ACCO Brands Corp., 5.25%, 12/15/24 (a)		24	24,930
Acosta, Inc., 7.75%, 10/01/22 (a)		91	68,933
ADT Corp.:
3.50%, 7/15/22		172	166,358
4.13%, 6/15/23		163	161,574
4.88%, 7/15/32 (a)		108	94,500
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (a)		41	42,230
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)		82	86,613
Covanta Holding Corp., 5.88%, 7/01/25		90	87,300
GW Honos Security Corp., 8.75%, 5/15/25 (a)		24	25,110
Harland Clarke Holdings Corp., 8.38%, 8/15/22 (a)		80	85,200
Intrum Justitia AB:
2.63%, 7/15/22 (b)	EUR	104	119,437
2.75%, 7/15/22		138	158,329
KAR Auction Services, Inc., 5.13%, 6/01/25 (a)	USD	103	104,931
La Financiere Atalian SAS, 4.00%, 5/15/24	EUR	125	147,766
Mobile Mini, Inc., 5.88%, 7/01/24	USD	88	91,300
Paprec Holding SA, 5.25%, 4/01/22	EUR	109	130,719
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)	USD	483	524,857
Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (a)		66	68,805
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/01/25 (a)		53	54,193
Tervita Escrow Corp., 7.63%, 12/01/21 (a)		140	141,050
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)		310	321,098

			2,705,233
Communications Equipment — 0.2%
CommScope Technologies LLC:
6.00%, 6/15/25 (a)		4	4,270
5.00%, 3/15/27 (a)		193	192,517
CommScope, Inc., 5.00%, 6/15/21 (a)		178	182,005

BLACKROCK FUNDS II	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
Hughes Satellite Systems Corp.:
7.63%, 6/15/21	USD	25	$28,406
5.25%, 8/01/26		167	174,515
6.63%, 8/01/26		38	40,850
Nokia OYJ:
3.38%, 6/12/22		29	29,220
4.38%, 6/12/27		40	40,725
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		90	91,463

			783,971
Construction & Engineering — 0.2%
AECOM, 5.13%, 3/15/27		14	14,053
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25 (a)		180	186,300
China Singyes Solar Technologies Holdings Ltd., 7.95%, 2/15/19		600	606,720
SPIE SA, 3.13%, 3/22/24	EUR	100	118,939
Tutor Perini Corp., 6.88%, 5/01/25 (a)	USD	37	38,943

			964,955
Construction Materials — 0.0%
Cemex Finance LLC, 4.63%, 6/15/24	EUR	100	123,481
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/01/22 (a)	USD	44	47,685

			171,166
Consumer Finance — 0.6%
Ally Financial, Inc.:
4.13%, 3/30/20		400	411,000
5.13%, 9/30/24		15	15,824
4.63%, 3/30/25		20	20,484
8.00%, 11/01/31		422	516,950
General Motors Financial Co., Inc., 4.35%, 1/17/27		1,050	1,062,923
Navient Corp.:
6.63%, 7/26/21		52	55,965
5.50%, 1/25/23		117	118,901
7.25%, 9/25/23		32	34,480
6.13%, 3/25/24		24	24,720
5.88%, 10/25/24		124	126,207
6.75%, 6/25/25		69	71,113
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (a)		103	108,150
7.25%, 12/15/21 (a)		2	2,107
Springleaf Finance Corp., 6.13%, 5/15/22		20	21,100

			2,589,924
Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 1/15/22	EUR	70	81,909
4.13%, 5/15/23		100	120,976
2.75%, 3/15/24		200	232,771
6.75%, 5/15/24		200	254,985
7.25%, 5/15/24 (a)	USD	420	459,375
4.75%, 7/15/27	GBP	100	130,050
Ball Corp.:
5.00%, 3/15/22	USD	113	120,627
4.38%, 12/15/23	EUR	100	129,206
BWAY Holding Co., 5.50%, 4/15/24 (a)	USD	166	169,527
Crown European Holdings SA, 4.00%, 7/15/22	EUR	100	127,279
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (a)	USD	8	8,320
Horizon Holdings I SAS, 7.25%, 8/01/23	EUR	339	410,099
Horizon Parent Holdings S.à r.l., 8.25% (8.25% Cash or 8.25% PIK), 2/15/22 (f)		100	119,355

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
OI European Group BV, 3.13%, 11/15/24	EUR	100	$115,807
Reynolds Group Issuer, Inc.:
4.66%, 7/15/21 (a)(b)	USD	138	140,243
5.13%, 7/15/23 (a)		74	76,867
7.00%, 7/15/24 (a)		367	393,686
Sealed Air Corp.:
4.50%, 9/15/23	EUR	100	128,184
6.88%, 7/15/33 (a)	USD	109	125,350
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (a)		85	88,825
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	100	116,644
Verallia Packaging SASU, 5.13%, 8/01/22		200	240,880

			3,790,965
Distributors — 0.0%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)	USD	57	58,995
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	100	123,410

			182,405
Diversified Consumer Services — 0.0%
Laureate Education, Inc., 8.25%, 5/01/25 (a)	USD	34	36,465
Service Corp. International, 4.50%, 11/15/20		55	56,031
Sotheby’s, 5.25%, 10/01/22 (a)		25	25,563

			118,059
Diversified Financial Services — 2.7%
Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, 2/01/25 (a)		200	205,750
Alpine Finance Merger Sub LLC, 6.88%, 8/01/25 (a)		44	44,770
Altice Financing SA:
6.63%, 2/15/23 (a)		400	424,376
7.50%, 5/15/26 (a)		434	481,740
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		413	429,778
Amigo Luxembourg SA, 7.63%, 1/15/24	GBP	100	135,274
Arrow Global Finance PLC:
5.13%, 9/15/24		215	289,829
2.88%, 4/01/25 (b)	EUR	100	114,444
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (a)	USD	27	25,583
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	100	118,942
Cabot Financial Luxembourg SA:
6.50%, 4/01/21	GBP	100	134,348
7.50%, 10/01/23		149	209,106
CK Hutchison International 16 Ltd., 2.75%, 10/03/26 (a)	USD	500	478,045
CK Hutchison International 17 Ltd., 2.88%, 4/05/22		275	276,199
CNH Industrial Finance Europe SA, 1.38%, 5/23/22	EUR	146	168,082
Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), 5/15/22 (a)(f)	USD	74	76,127
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	119,358
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 7/15/23 (a)	USD	66	65,175
FBM Finance, Inc., 8.25%, 8/15/21 (a)		40	42,850
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	152	211,683
GrupoSura Finance SA, 5.70%, 5/18/21	USD	371	405,392
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		200	205,000
Jerrold Finco PLC:
6.25%, 9/15/21	GBP	200	270,208
6.13%, 1/15/24		100	131,940

4	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Lukoil International Finance BV, 4.56%, 4/24/23	USD	700	$715,911
Mercury Bondco PLC:
7.13% (7.13% Cash or 7.88% PIK), 5/30/21 (f)	EUR	100	118,784
8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (f)		809	967,160
Nielsen Co. Luxembourg S.à r.l., 5.00%, 2/01/25 (a)	USD	120	123,000
Ooredoo International Finance Ltd., 3.75%, 6/22/26		600	591,180
Prime Bloom Holdings Ltd.:
7.50%, 12/19/19		300	303,418
6.95%, 7/05/22		355	335,475
Radiant Access Ltd., 4.60% (i)		205	199,403
SUAM Finance BV, 4.88%, 4/17/24		400	424,460
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	200	242,093
UBS Group Funding Switzerland AG, 4.25%, 3/23/28 (a)	USD	1,250	1,305,913
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23	EUR	100	122,639
10.50%, 2/01/24 (a)	USD	200	218,500
Virgin Media Finance PLC:
4.50%, 1/15/25	EUR	131	155,912
5.75%, 1/15/25 (a)	USD	200	207,500
Virgin Media Secured Finance PLC:
5.13%, 1/15/25	GBP	100	136,624
5.50%, 8/15/26 (a)	USD	200	209,500
6.25%, 3/28/29	GBP	400	563,765

			12,005,236
Diversified Telecommunication Services — 2.2%
Altice Finco SA, 8.13%, 1/15/24 (a)	USD	400	435,000
CenturyLink, Inc.:
Series P, 7.60%, 9/15/39		3	2,790
Series S, 6.45%, 6/15/21		155	167,400
Series U, 7.65%, 3/15/42		52	48,295
Series W, 6.75%, 12/01/23		170	183,070
Series Y, 7.50%, 4/01/24		35	38,325
Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)		248	259,210
Consolidated Communications, Inc., 6.50%, 10/01/22		30	29,850
Dr Peng Holding HongKong Ltd., 5.05%, 6/01/20		200	199,760
Frontier Communications Corp.:
8.13%, 10/01/18		73	77,106
7.13%, 3/15/19		5	5,213
6.25%, 9/15/21		67	59,797
7.63%, 4/15/24		195	160,631
6.88%, 1/15/25		184	144,900
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		198	198,049
7.25%, 10/15/20		72	68,040
5.50%, 8/01/23		16	13,240
9.75%, 7/15/25 (a)		102	101,873
Level 3 Financing, Inc.:
4.94%, 1/15/18 (b)		126	126,513
5.38%, 8/15/22		430	442,900
5.13%, 5/01/23		37	38,410
5.38%, 1/15/24		188	196,225
5.38%, 5/01/25		25	26,313
5.25%, 3/15/26		63	65,369
OTE PLC, 3.50%, 7/09/20	EUR	200	237,010
SBA Communications Corp., 4.88%, 9/01/24 (a)	USD	82	83,435
Telecom Italia Capital SA:
6.00%, 9/30/34		316	334,126

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
7.20%, 7/18/36	USD	7	$8,116
7.72%, 6/04/38		3	3,630
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	200	316,587
Telecom Italia SpA:
1.13%, 3/26/22 (g)		300	339,716
5.88%, 5/19/23	GBP	200	300,255
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	100	124,662
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		100	124,883
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (a)	USD	111	124,597
Verizon Communications, Inc., 5.50%, 3/16/47		2,000	2,186,326
Wind Acquisition Finance SA:
4.75%, 7/15/20 (a)		200	202,100
7.00%, 4/23/21	EUR	100	118,830
7.38%, 4/23/21 (a)	USD	900	936,000
Xplornet Communications, Inc., 9.63% (9.63% Cash or 10.63% PIK), 6/01/22 (a)(f)		25	26,000
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		375	394,687
6.38%, 5/15/25		24	25,905
5.75%, 1/15/27 (a)		175	183,094
Ziggo Bond Finance BV, 5.88%, 1/15/25 (a)		200	205,500
Ziggo Secured Finance BV:
3.75%, 1/15/25	EUR	180	214,687
4.25%, 1/15/27		200	241,739

			9,820,164
Electric Utilities — 0.5%
Comision Federal de Electricidad, 4.88%, 1/15/24	USD	380	401,375
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	200	240,355
Drax Finco PLC, 4.25%, 5/01/22	GBP	100	133,111
Israel Electric Corp. Ltd., 5.00%, 11/12/24 (a)	USD	400	429,800
Kyushu Electric Power Co., Inc., 0.00%, 3/31/22 (g)(h)	JPY	20,000	194,088
Perusahaan Listrik Negara PT, 5.50%, 11/22/21	USD	270	294,300
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20 (g)(h)	JPY	50,000	456,768

			2,149,797
Electrical Equipment — 0.1%
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)	USD	200	218,000
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	172	199,888
Vertiv Group Corp., 9.25%, 10/15/24 (a)	USD	190	205,200

			623,088
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc., 5.50%, 4/15/23	EUR	127	153,095
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	228	237,405
5.50%, 12/01/24		65	70,301
5.00%, 9/01/25		30	31,125
TPK Holding Co. Ltd., 0.00%, 4/08/20 (g)(h)		750	760,313

			1,252,239
Energy Equipment & Services — 0.3%
Ensco PLC:
4.50%, 10/01/24		57	43,890
5.20%, 3/15/25		15	12,188
Hilong Holding Ltd., 7.25%, 6/22/20		200	191,000

BLACKROCK FUNDS II	JUNE 30, 2017	5

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Noble Holding International Ltd.:
4.63%, 3/01/21	USD	12	$9,810
7.75%, 1/15/24		93	73,586
Parker Drilling Co., 7.50%, 8/01/20		85	73,525
Pioneer Energy Services Corp., 6.13%, 3/15/22		85	65,875
Precision Drilling Corp.:
6.63%, 11/15/20		12	11,689
6.50%, 12/15/21		20	19,575
7.75%, 12/15/23 (a)		25	24,875
5.25%, 11/15/24		28	24,430
Rowan Cos., Inc.:
4.88%, 6/01/22		25	23,188
7.38%, 6/15/25		177	165,053
Saipem Finance International BV, 2.75%, 4/05/22	EUR	111	127,096
SESI LLC:
6.38%, 5/01/19	USD	30	29,625
7.13%, 12/15/21		20	19,050
Transocean, Inc.:
6.00%, 3/15/18		51	52,147
5.80%, 10/15/22		59	54,723
9.00%, 7/15/23 (a)		155	160,813
6.80%, 3/15/38		39	28,470
Weatherford International LLC, 6.80%, 6/15/37		40	34,200
Weatherford International Ltd.:
7.75%, 6/15/21		119	119,595
8.25%, 6/15/23		70	70,000
9.88%, 2/15/24 (a)		21	21,945
6.50%, 8/01/36		18	15,300
7.00%, 3/15/38		7	5,985
5.95%, 4/15/42		69	53,820

			1,531,453
Equity Real Estate Investment Trusts (REITs) — 0.7%
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 3/15/24 (a)		90	92,700
5.38%, 3/15/27 (a)		5	5,206
Equinix, Inc., 5.88%, 1/15/26		109	118,844
GEO Group, Inc., 5.88%, 10/15/24		265	273,613
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26		21	22,938
Iron Mountain, Inc.:
4.38%, 6/01/21 (a)		245	254,187
6.00%, 8/15/23		660	701,250
iStar, Inc., 6.00%, 4/01/22		52	53,300
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		329	358,610
4.50%, 9/01/26		98	98,613
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21		200	205,000
Trust F/1401, 5.25%, 1/30/26		700	728,875
Uniti Group, Inc./CSL Capital LLC:
6.00%, 4/15/23 (a)		3	3,122
8.25%, 10/15/23		165	169,950
7.13%, 12/15/24 (a)		39	38,720
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (a)		42	41,633

			3,166,561
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (a)		44	43,670
5.75%, 3/15/25 (a)		20	18,600

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	100	$134,803
4.56%, 1/25/23		200	258,227
4.50%, 3/07/24		100	127,904
3.58%, 2/07/25		100	119,940
Cencosud SA, 6.63%, 2/12/45	USD	228	248,280
Rite Aid Corp.:
6.75%, 6/15/21		2	2,054
6.13%, 4/01/23 (a)		109	107,024
7.70%, 2/15/27		15	15,150

			1,075,652
Food Products — 0.5%
B&G Foods, Inc., 5.25%, 4/01/25		163	166,260
BRF GmbH, 4.35%, 9/29/26 (a)		300	280,500
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (a)		85	89,781
CP Foods Holdings Ltd., 0.50%, 9/22/21 (g)		400	411,000
Gruma SAB de CV, 4.88%, 12/01/24		500	541,875
Japfa Comfeed Indonesia Tbk PT, 5.50%, 3/31/22		200	199,222
JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, 6/15/25 (a)		172	161,680
Post Holdings, Inc.:
5.50%, 3/01/25 (a)		40	41,250
5.00%, 8/15/26 (a)		80	79,800
TreeHouse Foods, Inc., 6.00%, 2/15/24 (a)		138	146,970

			2,118,338
Health Care Equipment & Supplies — 0.1%
Alere, Inc., 6.38%, 7/01/23 (a)		62	66,573
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		307	285,510
Hologic, Inc., 5.25%, 7/15/22 (a)		157	164,850

			516,933
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		130	134,225
Centene Corp.:
5.63%, 2/15/21		352	366,960
4.75%, 5/15/22		97	101,244
6.13%, 2/15/24		33	35,679
4.75%, 1/15/25		20	20,550
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		87	87,435
7.13%, 7/15/20		130	126,587
5.13%, 8/01/21		50	50,625
6.25%, 3/31/23		210	216,793
DaVita, Inc., 5.13%, 7/15/24		147	149,205
Envision Healthcare Corp.:
5.13%, 7/01/22 (a)		40	41,050
5.63%, 7/15/22		390	404,137
6.25%, 12/01/24 (a)		96	102,480
HCA, Inc.:
7.50%, 2/15/22		590	679,237
5.00%, 3/15/24		620	656,425
5.38%, 2/01/25		55	58,014
5.88%, 2/15/26		104	112,320
5.25%, 6/15/26		1,219	1,314,691
4.50%, 2/15/27		520	534,950
5.50%, 6/15/47		251	259,785
Series 1, 5.88%, 5/01/23		350	381,063

6	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
HealthSouth Corp.:
5.13%, 3/15/23	USD	45	$46,350
5.75%, 11/01/24		142	145,727
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19		64	64,320
MEDNAX, Inc., 5.25%, 12/01/23 (a)		49	50,470
Molina Healthcare, Inc., 4.88%, 6/15/25 (a)		30	30,225
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (a)		224	238,840
NewCo Sab MidCo SASU, 5.38%, 4/15/25	EUR	100	119,517
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)	USD	135	144,787
Surgery Center Holdings, Inc.:
8.88%, 4/15/21 (a)		75	81,281
6.75%, 7/01/25 (a)		70	70,875
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	100	123,627
Team Health Holdings, Inc., 6.38%, 2/01/25 (a)	USD	215	208,550
Tenet Healthcare Corp.:
4.75%, 6/15/20 (b)		375	378,750
7.50%, 1/01/22 (a)		38	41,222
6.75%, 6/15/23		192	192,000
4.63%, 7/15/24 (a)		70	70,087
THC Escrow Corp. III:
4.63%, 7/15/24 (a)		88	88,238
5.13%, 5/01/25 (a)		43	43,161
7.00%, 8/01/25 (a)		123	122,539
Unilabs Subholding AB, 5.75%, 5/15/25	EUR	100	114,923
Vizient, Inc., 10.38%, 3/01/24 (a)	USD	20	23,000
WellCare Health Plans, Inc., 5.25%, 4/01/25		24	25,140

			8,257,084
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (a)		53	54,060
Hotels, Restaurants & Leisure — 1.8%
Aramark Services, Inc., 5.00%, 4/01/25 (a)		35	36,969
BC ULC/New Red Finance, Inc., 4.25%, 5/15/24 (a)		159	157,997
Burger King France SAS:
5.25%, 5/01/23 (b)	EUR	100	118,200
6.00%, 5/01/24		211	256,056
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20	USD	786	809,580
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	100	120,789
5.88%, 5/15/23		100	119,892
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		200	234,141
Eldorado Resorts, Inc., 6.00%, 4/01/25 (a)	USD	25	26,500
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (a)		59	59,811
HIS Co. Ltd., 0.00%, 8/30/19 (g)(h)	JPY	70,000	643,365
International Game Technology PLC, 4.75%, 2/15/23	EUR	100	124,429
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (a)	USD	63	68,355
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (a)		36	37,530
4.75%, 6/01/27 (a)		40	40,850
MGM Resorts International:
5.25%, 3/31/20		160	169,400
6.75%, 10/01/20		627	694,653
6.63%, 12/15/21		450	505,125
7.75%, 3/15/22		10	11,738
6.00%, 3/15/23		40	44,100

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
4.63%, 9/01/26	USD	14	$14,140
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		67	67,000
NH Hotel Group SA, 3.75%, 10/01/23	EUR	128	154,173
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	100	129,445
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21		165	235,846
Series A7, 5.27%, 3/30/24		126	167,867
Resorttrust, Inc., 0.00%, 12/01/21 (g)(h)	JPY	20,000	180,751
Scientific Games International, Inc.:
7.00%, 1/01/22 (a)	USD	990	1,054,350
10.00%, 12/01/22		275	301,469
Six Flags Entertainment Corp.:
4.88%, 7/31/24 (a)		240	241,469
5.50%, 4/15/27 (a)		40	41,200
Snai SpA, 6.38%, 11/07/21	EUR	100	122,219
Station Casinos LLC, 7.50%, 3/01/21	USD	171	177,840
Stonegate Pub Co. Financing PLC:
4.66%, 3/15/22 (b)	GBP	150	196,589
4.88%, 3/15/22		100	132,774
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	100	123,067
TVL Finance PLC, 5.20%, 5/15/23 (b)	GBP	135	178,469

			7,798,148
Household Durables — 0.3%
AV Homes, Inc., 6.63%, 5/15/22 (a)	USD	27	27,844
CalAtlantic Group, Inc.:
6.25%, 12/15/21		360	403,200
5.25%, 6/01/26		67	69,513
Century Communities, Inc., 6.88%, 5/15/22		150	157,500
Lennar Corp.:
4.13%, 1/15/22		41	42,384
4.88%, 12/15/23		85	90,366
Mattamy Group Corp., 6.88%, 12/15/23 (a)		36	36,765
Meritage Homes Corp., 5.13%, 6/06/27 (a)		27	27,034
PulteGroup, Inc., 6.38%, 5/15/33		110	114,950
Tempur Sealy International, Inc., 5.50%, 6/15/26		111	112,804
TRI Pointe Group, Inc.:
4.88%, 7/01/21		64	67,360
5.88%, 6/15/24		46	48,530
5.25%, 6/01/27		48	48,120
William Lyon Homes, Inc., 5.88%, 1/31/25		29	29,870

			1,276,240
Household Products — 0.1%
Spectrum Brands, Inc.:
5.75%, 7/15/25		149	159,817
4.00%, 10/01/26	EUR	100	118,642

			278,459
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp., 6.00%, 5/15/26	USD	94	100,580
Calpine Corp.:
5.38%, 1/15/23		40	39,000
5.88%, 1/15/24 (a)		63	64,890
5.75%, 1/15/25		50	46,875
China Yangtze Power International BVI 1 Ltd., 0.00%, 11/09/21 (g)(h)		1,300	1,338,350
Dynegy, Inc.:
7.38%, 11/01/22		283	279,463
5.88%, 6/01/23		10	9,350
7.63%, 11/01/24		18	17,460
Neerg Energy Ltd., 6.00%, 2/13/22		600	613,451

BLACKROCK FUNDS II	JUNE 30, 2017	7

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.:
6.25%, 5/01/24	USD	24	$24,240
6.63%, 1/15/27		256	256,320
NRG Yield Operating LLC, 5.38%, 8/15/24		70	73,413
Pattern Energy Group, Inc., 5.88%, 2/01/24 (a)		39	41,048
Talen Energy Supply LLC, 6.50%, 6/01/25		24	16,920
TerraForm Power Operating LLC, 6.38%, 2/01/23 (a)(d)		51	53,040

			2,974,400
Industrial Conglomerates — 0.1%
KOC Holding AS, 5.25%, 3/15/23		600	625,969
Insurance — 0.9%
Alliant Holdings Intermediate LLC, 8.25%, 8/01/23 (a)		190	201,875
Assicurazioni Generali SpA:
7.75%, 12/12/42 (b)	EUR	300	423,925
5.50%, 10/27/47 (b)		200	254,414
BNP Paribas Cardif SA, 4.03% (b)(i)		200	243,716
China Reinsurance Finance Corp. Ltd., 3.38%, 3/09/22	USD	205	202,341
Credit Agricole Assurances SA, 4.50% (b)(i)	EUR	300	369,629
Generali Finance BV, 4.60% (b)(i)		180	209,714
Groupama SA, 6.00%, 1/23/27		200	270,941
HUB International Ltd., 7.88%, 10/01/21 (a)	USD	255	265,837
KIRS Midco 3 PLC:
8.38%, 7/15/23	GBP	200	256,584
8.63%, 7/15/23 (a)	USD	200	202,500
Old Mutual PLC, 8.00%, 6/03/21	GBP	100	150,329
Pension Insurance Corp. PLC, 6.50%, 7/03/24		200	277,736
Qatar Reinsurance Co. Ltd., 4.95% (b)(i)	USD	278	278,000
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)		365	419,294
USIS Merger Sub, Inc., 6.88%, 5/01/25 (a)		30	30,525

			4,057,360
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.:
5.38%, 2/01/21		370	399,644
5.50%, 2/15/22		14	15,203
4.38%, 11/15/26 (a)		157	156,607
3.63%, 5/15/27	EUR	220	255,357

			826,811
Internet Software & Services — 0.6%
Alibaba Group Holding Ltd., 3.60%, 11/28/24	USD	500	514,970
Baidu, Inc., 4.13%, 6/30/25		600	625,616
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.à r.l./Greeneden U.S. Holdings II LLC, 10.00%, 11/30/24 (a)		55	61,806
GTT Communications, Inc., 7.88%, 12/31/24 (a)		37	39,590
Myriad International Holdings BV, 5.50%, 7/21/25		700	748,650
Tencent Holdings Ltd., 3.80%, 2/11/25		600	624,860

			2,615,492
IT Services — 0.4%
Alliance Data Systems Corp., 5.88%, 11/01/21 (a)		245	253,575
APX Group, Inc.:
6.38%, 12/01/19		28	28,770
8.75%, 12/01/20		135	139,387
7.88%, 12/01/22		140	151,900
Booz Allen Hamilton, Inc., 5.13%, 5/01/25 (a)		115	112,987
First Data Corp.:
7.00%, 12/01/23 (a)		293	312,777

Corporate Bonds		Par (000)	Value
IT Services (continued)
5.75%, 1/15/24 (a)	USD	654	$679,343
Gartner, Inc., 5.13%, 4/01/25 (a)		49	51,470
Sabre GLBL, Inc., 5.25%, 11/15/23 (a)		114	118,275

			1,848,484
Leisure Products — 0.4%
Universal Entertainment Corp., 8.50% (6.00% Cash and 2.50% PIK), 8/24/20 (a)(f)		1,568	1,611,157
Life Sciences Tools & Services — 0.2%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (a)		108	117,180
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		349	367,759
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 5/15/22 (a)		261	249,255
Quintiles IMS, Inc., 3.25%, 3/15/25 (a)	EUR	100	116,087
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)	USD	47	48,410

			898,691
Machinery — 0.5%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (a)		150	150,000
Allison Transmission, Inc., 5.00%, 10/01/24 (a)		9	9,225
CMF SpA, 9.00%, 6/15/22	EUR	158	180,532
Colfax Corp., 3.25%, 5/15/25		178	207,369
EnPro Industries, Inc., 5.88%, 9/15/22 (a)	USD	31	32,318
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	200	232,908
6.00%, 7/15/22 (a)	USD	398	398,995
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (a)		63	68,513
Haitian International Holdings Ltd., 2.00%, 2/13/19 (g)		500	548,750
Mercer International, Inc., 6.50%, 2/01/24 (a)		32	33,414
Navistar International Corp., 8.25%, 11/01/21		81	81,810
SPX FLOW, Inc.:
5.63%, 8/15/24 (a)		98	100,940
5.88%, 8/15/26 (a)		53	54,723
Terex Corp., 5.63%, 2/01/25 (a)		202	207,807

			2,307,304
Marine — 0.1%
CMA CGM SA, 7.75%, 1/15/21	EUR	200	237,853
Media — 3.2%
Altice Luxembourg SA:
7.25%, 5/15/22		100	121,125
7.75%, 5/15/22 (a)	USD	200	212,250
6.25%, 2/15/25	EUR	226	281,680
AMC Networks, Inc., 5.00%, 4/01/24	USD	135	138,206
Banijay Group SAS, 4.00%, 7/01/22	EUR	111	128,959
Block Communications, Inc., 6.88%, 2/15/25 (a)	USD	80	85,800
Cablevision Systems Corp.:
7.75%, 4/15/18		183	189,863
8.00%, 4/15/20		96	106,920
CBS Radio, Inc., 7.25%, 11/01/24 (a)		25	25,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.13%, 2/15/23		100	103,187
5.75%, 1/15/24		197	207,589
5.88%, 4/01/24 (a)		190	202,825
5.13%, 5/01/27 (a)		281	287,323
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.75%, 7/15/25 (a)		411	454,155

8	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
6.48%, 10/23/45	USD	1,148	$1,377,845
5.38%, 5/01/47 (a)		315	333,252
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.50%, 11/15/22		3	3,060
Series B, 7.63%, 3/15/20		66	65,670
Series B, 6.50%, 11/15/22		1,617	1,661,791
CSC Holdings LLC:
10.13%, 1/15/23 (a)		418	484,880
6.63%, 10/15/25 (a)		486	534,649
10.88%, 10/15/25 (a)		600	722,250
DISH DBS Corp.:
5.88%, 7/15/22		101	108,575
5.00%, 3/15/23		65	66,625
5.88%, 11/15/24		65	69,353
7.75%, 7/01/26		367	434,895
DISH Network Corp., 3.38%, 8/15/26 (a)(g)		103	124,887
Globo Comunicacao e Participacoes SA, 4.84%, 6/08/25 (d)		200	202,000
iHeartCommunications, Inc.:
9.00%, 12/15/19		425	333,625
9.00%, 3/01/21		74	55,500
9.00%, 9/15/22		260	192,400
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (a)		30	31,575
MDC Partners, Inc., 6.50%, 5/01/24 (a)		255	254,363
Midcontinent Communications/Midcontinent Finance Corp.:
6.25%, 8/01/21 (a)		45	46,485
6.88%, 8/15/23 (a)		40	43,100
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (a)		30	30,375
SFR Group SA:
5.38%, 5/15/22	EUR	100	119,117
6.00%, 5/15/22 (a)	USD	1,290	1,349,663
7.38%, 5/01/26 (a)		371	402,535
Sirius XM Radio, Inc.:
4.63%, 5/15/23 (a)		35	36,006
5.38%, 4/15/25 (a)		135	139,556
TEGNA, Inc.:
5.13%, 10/15/19		40	40,900
5.50%, 9/15/24 (a)		17	17,510
Townsquare Media, Inc., 6.50%, 4/01/23 (a)		54	54,270
Tribune Media Co., 5.88%, 7/15/22		74	77,515
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
4.00%, 1/15/25	EUR	232	279,235
5.00%, 1/15/25 (a)	USD	200	209,500
4.63%, 2/15/26	EUR	200	247,774
3.50%, 1/15/27		200	235,443
6.25%, 1/15/29		269	348,265
Univision Communications, Inc., 5.13%, 2/15/25 (a)	USD	124	122,915
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	100	118,841
Urban One, Inc., 7.38%, 4/15/22 (a)	USD	110	113,850
Videotron Ltd./Videotron Ltee, 5.13%, 4/15/27 (a)		65	66,788
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	150	203,917
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	100	120,497
Ziggo Bond Co. BV, 7.13%, 5/15/24		100	128,052

			14,154,936
Metals & Mining — 2.5%
Anglo American Capital PLC:
3.50%, 3/28/22		200	250,512

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
4.88%, 5/14/25 (a)	USD	400	$416,000
ArcelorMittal:
3.13%, 1/14/22	EUR	100	123,202
7.25%, 3/01/41	USD	138	152,145
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (a)		58	63,220
Constellium NV:
7.88%, 4/01/21 (a)		250	267,500
7.00%, 1/15/23	EUR	100	117,432
8.00%, 1/15/23 (a)	USD	250	257,500
6.63%, 3/01/25 (a)		250	239,375
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (a)		25	25,625
7.25%, 5/15/22 (a)		165	168,713
FMG Resources August 2006 Property Ltd., 9.75%, 3/01/22 (a)		265	301,769
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		608	604,960
3.10%, 3/15/20		1,130	1,105,987
4.00%, 11/14/21		91	88,953
3.88%, 3/15/23		411	382,230
5.45%, 3/15/43		396	341,471
Fresnillo PLC, 5.50%, 11/13/23		600	665,250
Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)		121	136,881
Kinross Gold Corp.:
4.50%, 7/15/27 (a)		32	31,920
6.88%, 9/01/41		20	21,350
Novelis Corp.:
6.25%, 8/15/24 (a)		334	350,700
5.88%, 9/30/26 (a)		180	185,400
Novolipetsk Steel via Steel Funding DAC, 4.50%, 6/15/23		389	396,977
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	200	231,204
Severstal OAO Via Steel Capital SA, 5.90%, 10/17/22	USD	500	543,885
Steel Dynamics, Inc.:
5.13%, 10/01/21		850	872,933
5.50%, 10/01/24		80	85,000
5.00%, 12/15/26		10	10,263
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (a)		60	59,250
Teck Resources Ltd.:
4.50%, 1/15/21		19	19,808
3.75%, 2/01/23		75	73,031
8.50%, 6/01/24 (a)		241	278,355
6.00%, 8/15/40		151	151,755
5.20%, 3/01/42		117	108,810
5.40%, 2/01/43		113	106,185
thyssenkrupp AG, 1.38%, 3/03/22	EUR	75	85,517
United States Steel Corp., 8.38%, 7/01/21 (a)	USD	291	320,100
Vale Overseas Ltd., 6.25%, 8/10/26		600	647,250
Vedanta Resources PLC, 6.38%, 7/30/22		700	702,240

			10,990,658
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust, Inc., 5.00%, 12/15/21 (a)		660	686,400
Multiline Retail — 0.2%
Dollar Tree, Inc., 5.75%, 3/01/23		376	396,793
JC Penney Corp., Inc.:
8.13%, 10/01/19		12	13,110
6.38%, 10/15/36		19	13,656
7.40%, 4/01/37		6	4,545

BLACKROCK FUNDS II	JUNE 30, 2017	9

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Multiline Retail (continued)
SACI Falabella, 4.38%, 1/27/25	USD	600	$626,983

			1,055,087
Oil, Gas & Consumable Fuels — 3.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (a)		41	41,308
Antero Resources Corp.:
5.13%, 12/01/22		28	28,061
5.63%, 6/01/23		65	65,813
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (a)		79	79,000
Bukit Makmur Mandiri Utama PT, 7.75%, 2/13/22		475	485,883
California Resources Corp., 8.00%, 12/15/22 (a)		41	25,933
Callon Petroleum Co.:
6.13%, 10/01/24		58	59,015
6.13%, 10/01/24 (a)		21	21,368
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/23		20	19,250
8.25%, 7/15/25		23	23,518
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24		371	412,737
5.13%, 6/30/27 (a)		137	140,425
Chesapeake Energy Corp.:
6.88%, 11/15/20		68	68,000
8.00%, 12/15/22 (a)		145	153,337
8.00%, 6/15/27 (a)		25	24,563
CONSOL Energy, Inc., 5.88%, 4/15/22		732	719,190
Continental Resources, Inc.:
3.80%, 6/01/24		75	68,671
4.90%, 6/01/44		53	44,255
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (a)		53	53,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		45	45,675
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		230	236,325
DCP Midstream Operating LP, 6.75%, 9/15/37 (a)		140	150,500
DEA Finance SA, 7.50%, 10/15/22	EUR	107	131,095
Denbury Resources, Inc.:
9.00%, 5/15/21 (a)	USD	99	94,297
5.50%, 5/01/22		80	44,800
4.63%, 7/15/23		96	50,880
Diamondback Energy, Inc., 5.38%, 5/31/25 (a)		70	71,050
Eclipse Resources Corp., 8.88%, 7/15/23		20	19,900
Empresa Nacional del Petroleo, 3.75%, 8/05/26		600	596,820
Energy Transfer Equity LP, 5.88%, 1/15/24		326	345,560
Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (a)(g)		86	66,327
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		74	58,367
8.00%, 11/29/24 (a)		64	63,840
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.88%, 7/15/21 (a)		110	113,025
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		40	39,900
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 9/30/21 (a)		121	119,487
GS Caltex Corp., 3.00%, 6/12/22		200	198,651
Gulfport Energy Corp., 6.63%, 5/01/23		80	80,200
Halcon Resources Corp., 6.75%, 2/15/25 (a)		211	189,900
Kinder Morgan, Inc., 5.55%, 6/01/45		1,000	1,059,725
Matador Resources Co., 6.88%, 4/15/23		173	179,487
MEG Energy Corp., 6.50%, 1/15/25 (a)		28	25,480

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.:
4.70%, 12/01/22	USD	33	$31,862
6.13%, 12/01/42		19	17,908
Newfield Exploration Co., 5.63%, 7/01/24		77	80,273
NGL Energy Partners LP/NGL Energy Finance Corp.:
6.88%, 10/15/21		71	70,467
7.50%, 11/01/23 (a)		85	83,831
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		167	170,131
7.77%, 12/15/37 (a)		161	191,590
Oasis Petroleum, Inc.:
6.50%, 11/01/21		39	37,830
6.88%, 3/15/22		28	27,160
6.88%, 1/15/23		13	12,578
ONEOK, Inc.:
7.50%, 9/01/23		139	165,757
6.00%, 6/15/35		10	10,763
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 6/01/24 (a)		28	29,400
5.38%, 1/15/25 (a)		146	147,095
5.25%, 8/15/25 (a)		40	39,900
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25 (a)		55	53,006
Peabody Energy Corp.:
6.00%, 3/31/22 (a)		12	11,910
6.38%, 3/31/25 (a)		27	26,595
Pertamina Persero PT, 4.30%, 5/20/23		600	621,364
QEP Resources, Inc., 5.38%, 10/01/22		41	39,463
Raizen Fuels Finance SA, 5.30%, 1/20/27		300	303,348
Range Resources Corp., 5.00%, 3/15/23 (a)		235	229,713
Reliance Industries Ltd., 4.13%, 1/28/25		750	775,205
Resolute Energy Corp., 8.50%, 5/01/20		107	106,465
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		88	91,630
6.00%, 1/15/19 (a)		35	36,488
5.63%, 4/15/20 (a)		70	74,375
6.88%, 4/15/40 (a)		132	143,880
RSP Permian, Inc.:
6.63%, 10/01/22		102	105,825
5.25%, 1/15/25 (a)		53	53,066
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28 (a)		1,000	1,010,312
Sanchez Energy Corp., 6.13%, 1/15/23		394	315,200
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)		3	3,128
6.88%, 6/30/23 (a)		15	15,638
Sinopec Capital 2013 Ltd., 3.13%, 4/24/23		900	895,748
SM Energy Co.:
6.50%, 11/15/21		30	29,175
5.63%, 6/01/25		151	136,277
6.75%, 9/15/26		20	19,094
Southwestern Energy Co., 5.80%, 1/23/20		204	208,335
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (a)		72	72,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 2/01/25 (a)		46	47,380
5.38%, 2/01/27 (a)		27	27,945
Tengizchevroil Finance Co. International Ltd., 4.00%, 8/15/26		1,100	1,059,322
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		32	33,760
6.25%, 10/15/22		229	243,313
Trinidad Drilling Ltd., 6.63%, 2/15/25 (a)		106	100,700

10	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tullow Oil PLC:
6.00%, 11/01/20 (a)	USD	200	$190,000
6.25%, 4/15/22 (a)		400	364,500
Whiting Petroleum Corp.:
5.00%, 3/15/19		342	339,863
5.75%, 3/15/21		10	9,400
Williams Cos., Inc., 5.75%, 6/24/44		245	252,963
WPX Energy, Inc.:
6.00%, 1/15/22		97	96,030
8.25%, 8/01/23		63	68,355

			15,842,834
Paper & Forest Products — 0.2%
Inversiones CMPC SA, 4.75%, 9/15/24		600	628,729
Stora Enso OYJ, 2.50%, 6/07/27	EUR	100	113,359

			742,088
Personal Products — 0.0%
Nature’s Bounty Co., 7.63%, 5/15/21 (a)	USD	130	138,125
Pharmaceuticals — 0.4%
Catalent Pharma Solutions, Inc., 4.75%, 12/15/24	EUR	100	122,240
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 5.88%, 10/15/24 (a)	USD	200	206,000
Endo Finance LLC, 5.75%, 1/15/22 (a)		87	78,283
Endo Finance LLC/Endo Finco, Inc., 5.38%, 1/15/23 (a)		20	16,700
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		121	117,824
5.75%, 8/01/22 (a)		50	47,000
5.63%, 10/15/23 (a)		67	61,137
5.50%, 4/15/25 (a)		46	40,250
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		49	49,123
7.00%, 10/01/20 (a)		174	171,173
6.38%, 10/15/20 (a)		271	262,531
7.50%, 7/15/21 (a)		10	9,688
6.75%, 8/15/21 (a)		3	2,850
5.63%, 12/01/21 (a)		71	64,077
6.50%, 3/15/22 (a)		84	88,095
5.50%, 3/01/23 (a)		7	5,941
5.88%, 5/15/23 (a)		165	141,487
7.00%, 3/15/24 (a)		132	138,765
6.13%, 4/15/25 (a)		96	81,240

			1,704,404
Real Estate Management & Development — 1.0%
ADLER Real Estate AG, 4.75%, 4/08/20	EUR	134	160,076
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (f)	GBP	140	213,798
APL Realty Holdings Pte Ltd., 5.95%, 6/02/24	USD	200	193,524
Aroundtown Property Holdings PLC, 1.50%, 1/18/21 (g)	EUR	100	124,352
China Evergrande Group:
7.00%, 3/23/20	USD	305	309,232
8.75%, 6/28/25		200	195,430
Emaar Sukuk Ltd., 3.64%, 9/15/26		300	290,789
Fantasia Holdings Group Co. Ltd., 7.95%, 7/05/22		500	499,045
Howard Hughes Corp., 5.38%, 3/15/25 (a)		88	89,980
Jababeka International BV, 6.50%, 10/05/23		400	414,013
Jingrui Holdings Ltd., 7.75%, 4/12/20		400	381,566
Kaisa Group Holdings Ltd., 8.50%, 6/30/22		214	215,113
Logan Property Holdings Co. Ltd., 5.25%, 2/23/23		220	205,504

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
MAF Global Securities Ltd., 4.75%, 5/07/24	USD	400	$421,804
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 6/01/23 (a)		395	397,963
Sun Hung Kai Properties Capital Market Ltd., 4.45% (i)		200	197,433

			4,309,622
Road & Rail — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.13%, 6/01/22 (a)		165	163,350
Avis Budget Finance PLC:
4.13%, 11/15/24	EUR	200	223,993
4.50%, 5/15/25		100	111,912
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)	USD	286	293,264
Hertz Corp.:
7.63%, 6/01/22 (a)		324	323,222
5.50%, 10/15/24 (a)		16	13,120
Hertz Holdings Netherlands BV:
4.38%, 1/15/19	EUR	100	115,051
4.13%, 10/15/21		200	222,434
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (a)	USD	77	80,490
Transnet SOC Ltd., 4.00%, 7/26/22		400	389,394

			1,936,230
Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		29	32,190
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27 (a)		2,055	2,110,279
Micron Technology, Inc.:
5.25%, 8/01/23 (a)		101	104,889
5.50%, 2/01/25		3	3,165
Series G, 3.00%, 11/15/43 (g)		200	225,000
Microsemi Corp., 9.13%, 4/15/23 (a)		7	8,015
NXP BV/NXP Funding LLC:
4.13%, 6/01/21 (a)		306	322,218
4.63%, 6/01/23 (a)		200	215,750
Versum Materials, Inc., 5.50%, 9/30/24 (a)		42	44,153

			3,065,659
Software — 0.5%
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		474	490,742
CDK Global, Inc., 4.88%, 6/01/27 (a)		73	75,007
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (a)		70	67,375
Infor U.S., Inc., 6.50%, 5/15/22		520	538,200
Informatica LLC, 7.13%, 7/15/23 (a)		51	51,909
Nuance Communications, Inc., 5.63%, 12/15/26 (a)		116	123,830
Rackspace Hosting, Inc., 8.63%, 11/15/24 (a)		136	144,840
RP Crown Parent LLC, 7.38%, 10/15/24 (a)		110	114,400
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		244	259,911
Symantec Corp., 5.00%, 4/15/25 (a)		45	47,095
TIBCO Software, Inc., 11.38%, 12/01/21 (a)		235	259,087

			2,172,396
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		74	75,295
L Brands, Inc.:
6.63%, 4/01/21		630	697,725
6.88%, 11/01/35		108	104,220
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		92	50,830

BLACKROCK FUNDS II	JUNE 30, 2017	11

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
PetSmart, Inc., 5.88%, 6/01/25 (a)	USD	35	$33,731

			961,801
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., 7.13%, 6/15/24 (a)		368	404,526
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (a)		95	95,000
Western Digital Corp.:
7.38%, 4/01/23 (a)		283	310,946
10.50%, 4/01/24		35	41,289

			851,761
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 3.38%, 3/15/27	EUR	100	115,369
SMCP Group SAS, 5.88%, 5/01/23		90	111,885

			227,254
Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (a)	USD	375	385,313
MGIC Investment Corp., 5.75%, 8/15/23		55	59,263
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		45	45,675

			490,251
Trading Companies & Distributors — 1.0%
Aircastle Ltd.:
5.50%, 2/15/22		197	214,730
4.13%, 5/01/24		35	35,678
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (a)		128	135,360
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (a)		299	310,960
HD Supply, Inc.:
5.25%, 12/15/21 (a)		1,065	1,117,584
5.75%, 4/15/24 (a)		378	401,625
Herc Rentals, Inc.:
7.50%, 6/01/22 (a)		107	112,885
7.75%, 6/01/24 (a)		174	183,570
Iwatani Corp., 0.00%, 10/22/20 (g)(h)	JPY	80,000	761,058
Loxam SAS:
3.50%, 4/15/22	EUR	100	118,498
3.50%, 5/03/23		100	118,092
4.25%, 4/15/24		111	133,689
6.00%, 4/15/25		100	123,609
Rexel SA:
3.50%, 6/15/23		200	238,710
2.63%, 6/15/24		125	144,375
United Rentals North America, Inc.:
6.13%, 6/15/23	USD	7	7,289
5.75%, 11/15/24		295	309,013
5.50%, 7/15/25		42	43,995

			4,510,720
Transportation Infrastructure — 0.4%
Heathrow Finance PLC, 3.88%, 3/01/27	GBP	111	143,746
Silk Bidco AS, 7.50%, 2/01/22	EUR	100	121,639
Swissport Investments SA:
6.75%, 12/15/21		407	497,854
9.75%, 12/15/22		250	318,089
Zhejiang Expressway Co. Ltd., 0.00%, 4/21/22 (g)(h)		400	473,422

			1,554,750

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services — 0.7%
Impera Holdings SA, 5.38% (5.38% Cash or 5.38% PIK), 9/15/22 (f)	EUR	117	$138,476
Matterhorn Telecom SA, 3.88%, 5/01/22		100	117,172
SoftBank Group Corp.:
4.00%, 7/30/22		100	125,877
4.75%, 7/30/25		303	398,364
Sprint Capital Corp.:
6.90%, 5/01/19	USD	280	298,886
6.88%, 11/15/28		320	355,702
8.75%, 3/15/32		60	75,600
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		266	288,692
7.00%, 3/01/20 (a)		67	73,554
Sprint Corp.:
7.88%, 9/15/23		256	294,400
7.13%, 6/15/24		590	656,375
T-Mobile USA, Inc.:
4.00%, 4/15/22		55	57,239
6.00%, 3/01/23		175	185,225
5.13%, 4/15/25		90	94,500
5.38%, 4/15/27		33	35,393
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/01/22 (a)		29	30,196

			3,225,651
Total Corporate Bonds — 40.4%			179,337,925

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense — 0.3%
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan, 4.48%, 8/12/20	USD	28	27,923
Term B2 Loan, 4.98%-7.00%, 8/14/23		52	52,517
Sequa Mezzanine Holdings LLC, Initial Term Loan (First Lien), 6.67%, 11/28/21		195	195,975
TransDigm, Inc.:
Tranche E Term Loan, 4.23%-4.30%, 5/14/22		98	98,265
Tranche F Term Loan, 4.23%, 6/09/23		767	765,454

			1,140,134
Air Freight & Logistics — 0.1%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1.05%-5.45%, 3/19/21 (c)		130	121,276
Ceva Intercompany BV, Dutch BV Term Loan, 6.67%, 3/19/21		132	122,305
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.67%, 3/19/21		26	24,552
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.67%, 3/19/21		177	164,145

			432,278
Airlines — 0.0%
American Airlines, Inc., Class B Term Loan, 3.66%, 12/14/23		179	178,948
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 2.46%, 9/10/18 (c)		9	8,373
Term Loan B757-200 (N554), 2.65%, 9/10/18 (c)		9	8,370

12	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Airlines (continued)
Term Loan B757-300 (N550), 2.65%, 9/10/18 (c)	USD	9	$8,370

			204,061
Auto Components — 0.0%
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan, 6.18%, 5/19/23 (c)		145	144,637
Biotechnology — 0.2%
Grifols Worldwide Operations Ltd., Tranche B Term Loan, 3.44%, 1/31/25		750	750,623
Building Products — 0.3%
Continental Building Products, Inc., Replacement Term Loan, 3.80%, 8/18/23		114	113,736
CPG International LLC (FKA CPG International, Inc.), New Term Loan, 5.05%, 5/05/24		295	296,365
Jeld-Wen, Inc., Term B-3 Loan, 4.30%, 7/01/22		314	316,474
Ply Gem Industries, Inc., Term Loan, 4.30%, 2/01/21		275	276,397
Wilsonart LLC, Tranche C Term Loan, 4.80%, 12/19/23		212	212,101

			1,215,073
Capital Markets — 0.1%
Capital Automotive LP, Initial Tranche B-2 Term Loan (First Lien), 4.22%, 3/25/24		135	135,945
Fortress Investment Group LLC, Term Loan B, 2.75%, 6/10/22		185	186,003
Moxie Patriot LLC, Construction B-1 Advances, 7.05%, 12/19/20		89	81,292
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.50%, 12/17/20		81	81,488

			484,728
Chemicals — 0.7%
Ascend Performance Materials Operations LLC, Term B Loan, 6.80%, 8/12/22 (c)		338	339,929
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-2 Dollar Loan, 3.00%, 6/01/24		285	285,684
Charter NEX U.S., Inc., Initial Term Loan (First Lien), 4.48%, 5/16/24		205	204,873
Chemours Co., Tranche B-1 USD Term Loan, 3.57%, 5/12/22		334	335,052
IPS Intermediate Holdings Corp., Initial Term Loan (First Lien), 6.47%, 12/20/23 (c)		144	144,275
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-5 Term Loan, 4.73%, 6/07/20		209	209,798
Tranche B-6 Term Loan, 4.23%, 6/07/23		348	348,495
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.47%, 1/15/20		617	607,998
PQ Corp., First Amendment Tranche B-1 Term Loan, 5.48%, 11/04/22		218	219,982
Road Infrastructure Investment Holdings, Inc., Term Loan (First Lien), 4.71%, 6/13/23		80	79,869
Royal Holdings, Inc.:
2017 Refinancing Term loan (First Lien), 4.55%, 6/20/22		218	219,744
Initial Term Loan (Second Lien), 8.80%, 6/19/23 (c)		143	143,090

			3,138,789
Commercial Services & Supplies — 1.0%
Advanced Disposal Services, Inc. (FKA ADS
Waste Holdings, Inc.), Additional Term Loan, 3.94%, 11/10/23		341	341,735

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Initial Loan (Second Lien), 9.67%, 7/28/23	USD	125	$126,354
Initial Term Loan (First Lien), 5.05%, 7/28/22		126	126,389
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), New Term Loan, 4.73%, 10/03/23		610	613,165
Clean Harbors, Inc., Term Loan B, 2.00%, 6/28/24 (c)		90	90,113
CSC SW Holdco, Inc. (FKA CSC Serviceworks, Inc.), Term B-1 Loan (First Lien), 3.75%, 11/14/22		243	241,915
Dealer Tire LLC, New Term Loan, 5.06%, 12/22/21 (c)		114	115,648
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 5.87%-6.05%, 3/01/23		376	376,819
Getty Images, Inc., Initial Term Loan, 4.80%, 10/18/19		54	49,517
GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.23%, 5/24/24		133	133,526
Harland Clarke Holdings Corp. (FKA Clarke American Corp.), Tranche B-6 Term Loan, 6.80%, 2/09/22		159	158,868
iQor U.S., Inc., Term B Loan (First Lien), 6.30%, 4/01/21		193	190,832
KAR Auction Services, Inc.:
Tranche B-4 Term Loan, 3.56%, 3/11/21		76	76,572
Tranche B-5 Term Loan, 3.81%, 3/09/23		154	154,745
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.55%, 4/18/19 (c)		110	104,880
Packers Holdings LLC, Initial Term Loan, 4.73%, 12/02/21 (c)		239	239,416
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), 2016-2 Refinancing Term B-1 Loan (First Lien), 3.97%, 5/02/22		253	252,558
Sterling Talent Solutions, Term B Loan, 5.25%, 6/19/24		22	21,655
Tempo Acquisition LLC, Initial Term Loan, 4.06%, 5/01/24		330	330,568
U.S. Security Associates Holdings, Inc., Initial Term Loan, 6.30%, 7/14/23		184	185,219
Waste Industries USA, Inc., Term B Loan, 4.05%, 2/27/20		436	437,511

			4,368,005
Communications Equipment — 0.1%
Commscope, Inc., Tranche 5 Term Loan (2015), 3.30%, 12/29/22		184	184,708
Riverbed Technology, Inc., First Amendment Term Loan, 4.48%, 4/25/22		172	169,404

			354,112
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Term Loan, 5.46%-5.50%, 6/21/24		780	778,292
CNT Holdings III Corp., Refinancing Term Loan, 4.51%, 1/22/23		190	189,827
Pike Corp., Initial Term Loan (First Lien), 4.98%, 3/08/24 (c)		100	100,997

			1,069,116

BLACKROCK FUNDS II	JUNE 30, 2017	13

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Construction Materials — 0.0%
CeramTec Service GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 3.95%, 8/30/20 (c)	USD	46	$46,258
Initial Dollar Term B-1 Loan, 3.95%, 8/30/20 (c)		152	152,014
Initial Dollar Term B-2 Loan, 3.95%, 8/30/20 (c)		18	18,291

			216,563
Containers & Packaging — 0.4%
Anchor Glass Container Corp., Term Loan (First Lien), 4.34%-4.48%, 12/07/23		90	89,949
Berlin Packaging LLC, 2017 Replacement Term Loans (First Lien), 4.48%-4.55%, 10/01/21		138	138,233
Berry Global Group, Inc. (FKA Berry Plastics Corp.), Term I Loan, 3.62%-3.73%, 10/01/22		393	393,250
BWay Holding Co., Initial Term Loan, 4.33%, 4/03/24		272	271,853
Flex Acquisition Co., Inc. (AKA Novolex), Initial Term Loan, 4.55%, 12/29/23		130	130,298
Kleopatra Holdings 2 SCA, Initial U.S. Dollar Term Loan, 4.40%, 4/28/20		261	260,928
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.23%, 2/05/23		454	454,499
Signode Industrial Group Lux SA (Signode Industrial Group U.S., Inc.), Initial Term B Loan, 3.98%-4.05%, 5/01/21		148	147,915

			1,886,925
Distributors — 0.1%
American Tire Distributors, Inc., Initial Term Loan, 5.48%, 9/01/21		342	343,730
Diversified Consumer Services — 0.4%
Ascend Learning (Alpine Finance), Term B Loan, 4.25%, 7/15/24 (c)		110	110,000
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.48%, 11/07/23		334	335,424
CH Hold Corp. (AKA Caliber Collision):
Initial Term Loan (First Lien), 4.23%, 2/01/24		194	195,057
Initial Term Loan (Second Lien), 8.48%, 2/03/25		60	61,425
Houghton Mifflin Harcourt Co., Term Loan, 4.23%, 5/28/21		424	401,601
ServiceMaster Co. LLC, Tranche C Term Loan, 3.73%, 11/08/23		398	399,576
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.48%-4.55%, 4/02/20		469	451,609

			1,954,692
Diversified Financial Services — 0.8%
AlixPartners LLP, 2017 Refinancing Term Loan, 4.30%, 4/04/24		434	435,540
Altice Financing SA, March 2017 Refinancing Term Loan, 3.91%, 7/15/25		170	169,415
Altice U.S. Finance I Corp., March 2017 Refinancing Term Loan, 3.47%, 7/28/25		712	705,173
IG Investments Holdings LLC, Replacement Facility Term Loan, 5.30%, 10/31/21		229	230,315
Jefferies Finance LLC (JFIN Co-Issuer Corp.) AKA Project Shot Put, Term Loan, 4.69%, 5/14/20 (c)		262	261,755
nThrive, Inc. (FKA Precyse Acquisition Corp.), Additional Term B-2 Loan, 5.73%, 10/20/22		313	314,001

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Financial Services (continued)
PetCo Animal Supplies, Inc., Term Loan, 4.17%, 1/26/23	USD	194	$174,294
SolarWinds Holdings, Inc., 2017 Refinancing Term Loan, 4.73%, 2/03/23		350	350,740
Tecostar Holdings, Inc., Closing Date Term Loan (First Lien), 4.92%, 5/01/24		135	134,888
TKC Holdings, Inc.:
Initial Term Loan (First Lien), 5.38%, 2/01/23		334	333,223
Initial Term Loan (Second Lien), 9.13%, 2/01/24		183	183,000
Veritas U.S., Inc.:
Initial Dollar Term B-1 Loan, 5.63%, 1/27/23		95	95,099
New Dollar Term B Loan, 4.50%, 1/27/23		240	240,250
Virgin Media SFA Finance Ltd., J Facility, 3.75%, 1/31/26	GBP	94	123,135

			3,750,828
Diversified Telecommunication Services — 2.1%
Avaya, Inc.:
Term B-7 Loan, 6.42%, 5/29/20 (e)(j)	USD	291	232,149
Term Facility, 8.62%-8.72%, 1/24/18		70	72,140
Centurylink, Inc., Initial Term B Loan, 1.38%, 1/31/25		2,365	2,336,762
Colorado Buyer, Inc. (AKA Cyxtera Technologies),
Initial Term Loan (First Lien), 4.17%, 5/01/24		290	290,363
Consolidated Communications, Inc.: 2016 Incremental Term Loan, 3.00%, 10/05/23		110	110,247
Initial Term Loan, 4.23%, 10/05/23		149	149,274
Digicel International Finance Ltd., Initial Term B Loan (First Lien), 4.94%, 5/27/24		348	350,067
Frontier Communications Corp., Term B-1 Loan, 4.91%, 6/15/24		190	187,133
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 4.00%, 6/30/19		972	963,433
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.47%, 2/22/24		1,015	1,016,908
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.55%, 4/13/20		737	739,312
New LightSquared LLC, Loan, 9.97%, 6/15/20		1,032	999,916
Numericable U.S. LLC, USD B-10 Term Loan, 4.42%, 1/14/25		228	227,254
Telesat Canada, Term B-4 Loan, 4.30%, 11/17/23		128	128,209
Virgin Media Bristol LLC, I Facility, 3.91%, 1/31/25		570	569,857
Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan, 3.72%, 1/19/24		547	547,271
Ziggo Secured Finance Partnership, Term Loan E Facility, 3.66%, 4/15/25		395	393,653

			9,313,948
Electric Utilities — 0.6%
AES Corp., Initial Term Loan, 3.19%, 5/24/22		195	193,832
Energy Future Intermediate Holding Company LLC, Term Loan, 3.00%, 6/23/18		1,450	1,453,625
Nautilus Power LLC, Term Loan, 5.73%, 5/16/24		390	385,613
Texas Energy Future Holdings LP, Term Loan (First Lien) 5.03%, 10/10/17 (c)		815	8
Vistra Operations Co. LLC (FKA Tex Operations Co. LLC):
Initial Term C Loan, 3.98%, 8/04/23		106	105,395

14	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Electric Utilities (continued)
Initial Term Loan, 3.98%, 8/04/23	USD	460	$455,578

			2,594,051
Electrical Equipment — 0.1%
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.), Term B Loan, 5.23%, 11/30/23		424	425,388
Energy Equipment & Services — 0.2%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 8.25%, 3/31/21		664	425,707
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.30%, 2/21/21		116	73,776
Weatherford International Ltd., Loan, 3.53%, 7/13/20		287	277,344

			776,827
Equity Real Estate Investment Trusts (REITs) — 0.3%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 6.25%, 10/24/22		216	215,893
ESH Hospitality, Inc., Repriced Term Loan, 3.73%, 8/30/23		154	154,378
GEO Group, Inc., Term Loan, 3.48%, 3/22/24		349	349,345
MGM Growth Properties Operating Partnership LP, Term B Loan, 3.48%, 4/25/23		444	444,550
RHP Hotel Properties LP, Tranche B Term Loan, 3.44%, 5/11/24		20	19,988

			1,184,154
Food & Staples Retailing — 0.4%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, Term B-4 Loan, 4.05%, 8/25/21		469	463,065
BJ’s Wholesale Club, Inc.:
Initial Term Loan (Second Lien), 8.71%, 2/03/25		110	106,253
Tranche B Term Loan (First Lien), 4.97%, 2/03/24		426	412,287
Rite Aid Corp.:
Tranche 1 Term Loan (Second Lien), 5.98%, 8/21/20		115	115,863
Tranche 2 Term Loan (Second Lien), 5.11%, 6/21/21		345	345,863
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, 3.98%, 6/27/23		263	264,422

			1,707,753
Food Products — 0.5%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.48%, 10/10/23		378	380,429
Dole Food Co., Inc., Tranche B Term Loan, 4.15% - 4.30%, 4/06/24		180	180,225
Hostess Brands LLC, 2017 Refinancing Term B Loan (First Lien), 3.73%, 8/03/22		343	343,683
JBS USA Lux SA (FKA JBS USA LLC), Initial Term Loan, 5.75%, 10/30/22		370	360,062
Nomad Foods Ltd., Facility B2, 3.91%, 5/15/24		185	185,289
Pinnacle Foods Finance LLC, Initial Term Loan, 3.23%, 2/02/24		422	423,525
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75% - 8.75%, 5/01/19		113	111,674
Term B Loan (Second Lien), 10.75%, 11/01/19		200	188,000
USIC Holdings, Inc., Term Loan B, 4.92%, 12/08/23		203	202,927

			2,375,814

Floating Rate Loan Interests (b)		Par (000)		Value
Health Care Equipment & Supplies — 0.5%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.48%, 6/20/22	USD	423		$424,258
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Incremental Facility B7, 4.30%, 1/17/22 (c)		409		409,124
DJO Finance LLC, Initial Term Loan, 4.48%, 6/08/20		494		488,084
Immucor, Inc. (FKA IVD Acquisition Corp.):
Term B-2 Loan, 5.00%, 8/17/18		401		401,180
Term Loan, 5.00%, 6/25/21		28		28,350
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.78%, 6/30/21		476		472,501

				2,223,497
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, 3.80%, 2/16/23		411		413,095
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), New Term Loan (First Lien), 4.42%, 6/07/23		305		307,812
CHS/Community Health Systems, Inc.:
Incremental 2019 Term G Loan, 3.79% - 3.95%, 12/31/19		184		184,038
Incremental 2021 Term H Loan, 4.04% - 4.20%, 1/27/21		54		54,269
Curo Health Services Holdings, Inc., Term B Loan (First Lien), 5.93%, 2/07/22		83		83,612
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 3.98%, 6/24/21		230		230,588
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.30%, 12/01/23		716		719,266
Iasis Healthcare LLC, Term B-3 Loan, 4.00%, 2/17/21		70		70,087
MPH Acquisition Holdings LLC, Initial Term Loan, 4.30%, 6/07/23		225		224,997
National Mentor Holdings, Inc., Tranche B Term Loan, 4.30%, 1/31/21 (c)		145		146,457
NVA Holdings, Inc., Term B-2 Loan (First Lien), 4.65%, 8/14/21		147		148,003
Press Ganey Holdings, Inc.:
Term B Loan (First Lien), 4.48%, 10/23/23		199		199,497
Term B Loan (Second Lien), 8.48%, 10/21/24		135		137,700
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.98%, 11/03/20		291		291,731
Surgery Partners LLC, Term Loan B, 3.25%, 6/20/24		115		115,360
Team Health Holdings, Inc., Initial Term Loan, 3.98%, 2/06/24		499		494,231
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.55%, 12/30/22		—	(k)	170
Vizient, Inc., Term B-3 Loan, 4.73%, 2/13/23		505		508,989

				4,329,902
Health Care Technology — 0.2%
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Closing Date Term Loan, 3.98%, 3/01/24		903		902,358
Geronimo Intermediate Parent, Inc. (Stratose Intermediate Holdings II, Inc.), Term Loan, 3.25%, 6/22/23 (c)		95		95,594

				997,952

BLACKROCK FUNDS II	JUNE 30, 2017	15

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure — 1.2%
Amaya Holdings BV:
Initial Term B Loan (Second Lien), 8.30%, 8/01/22	USD	297	$296,551
Initial Term B-3 Loan (First Lien), 4.80%, 8/01/21		378	378,837
AMF Bowling Centers, Inc., Term B Loan (First Lien), 6.00%, 9/19/23		170	169,725
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-3 Loan, 3.48% - 3.55%, 2/16/24		596	594,579
Bass Pro Group LLC, Asset-Sale Term Loan, 6.05%, 6/08/18		165	165,929
Boyd Gaming Corp., Refinancing Term B Loan, 3.69%, 9/15/23		318	318,532
Caesars Entertainment Resort Properties LLC, Term B Loan, 4.54%, 10/11/20		1,083	1,087,883
Caesars Growth Properties Holdings LLC, 2017 Term Loan (First Lien), 4.23%, 5/08/21		426	427,387
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 3.98%, 8/06/21		344	344,892
Eldorado Resorts, Inc., Term Loan, 3.38%, 4/17/24		119	117,664
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013, 3.73%, 11/30/23		55	55,044
Gateway Casinos & Entertainment Ltd., Initial Tranche B-1 Term Loan, 5.05%, 2/22/23		75	75,500
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 3.22%, 10/25/23		262	262,183
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 3.21%, 6/16/23		422	422,978
Kingpin Intermediate Holdings LLC, Initial Term Loan, 4.25%, 6/20/24 (c)		205	205,769
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.91%, 4/14/21		106	105,879
Scientific Games International, Inc., Initial Term B-3 Loan, 5.08% - 5.23%, 10/01/21		396	399,455

			5,428,787
Household Durables — 0.2%
Serta Simmons Bedding LLC:
Initial Term Loan (First Lien), 4.68% - 4.80%, 11/08/23		539	537,929
Initial Term Loan (Second Lien), 9.18%, 11/08/24		280	278,718

			816,647
Household Products — 0.1%
Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 3.17% - 3.18%, 6/23/22		365	366,404
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.:
Term Loan (2015), 4.05%, 1/15/23		414	412,517
Term Loan USD, 2.98%, 11/30/17		98	98,182
Dynegy, Inc., Tranche C-1 Term Loan, 4.48%, 2/07/24		474	472,604
Exgen Texas Power LLC, Term Loan, 6.05%, 9/18/21		280	167,164
Granite Acquisition, Inc.:
Term B Loan (First Lien), 5.30%, 12/17/21		388	389,025
Term C Loan (First Lien), 5.30%, 12/17/21		17	17,549

			1,557,041
Insurance — 0.6%
Alliant Holdings Intermediate LLC, Initial Term Loan, 4.42%, 8/12/22		344	343,435

Floating Rate Loan Interests (b)		Par (000)	Value
Insurance (continued)
AmWINS Group, Inc., Term Loan (First Lien), 3.84% - 6.00%, 1/25/24	USD	308	$308,259
AssuredPartners, Inc., 2017 Refinancing Term Loan, 4.73%, 10/21/22		222	221,733
Asurion LLC (FKA Asurion Corp.):
Replacement B-4 Term Loan, 4.48%, 8/04/22		399	400,950
Replacement B-5 Term Loan, 4.23%, 11/03/23		115	115,278
Hub International Ltd., Initial Term Loan, 4.42%, 10/02/20		172	172,297
Sedgwick Claims Management Services, Inc.:
2016 New Term Loan, 4.55%, 3/01/21		197	196,999
Initial Loan (Second Lien), 6.98%, 2/28/22 (c)		410	412,050
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 4.48%, 3/03/23		424	424,766
USI, Inc. (FKA Compass Investors, Inc.), Initial Term Loan, 4.18%, 5/16/24		250	248,125

			2,843,892
Internet & Direct Marketing Retail — 0.0%
Vivid Seats LLC, Term Loan B, 4.00%, 6/23/24		85	85,106
Internet Software & Services — 0.4%
Canyon Valor Companies, Inc. (FKA GTCR Valor Cos., Inc.), Initial Term Loan (First Lien), 7.23%, 6/16/23		172	172,334
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien), 3.80%, 9/28/23		248	248,603
Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Initial Term Loan, 3.73%, 2/15/24		423	424,095
GTT Communications, Inc., Term Loan, 5.25%, 1/09/24		86	85,731
Hyland Software, Inc.:
Term Loan (Second Lien), 7.00%, 5/31/25		75	76,125
Term Loan 3, 3.25%, 7/01/22		130	130,715
Term-1 Loan (First Lien), 3.25%, 7/01/22		48	48,117
Rackspace Hosting, Inc., 2017 Refinancing Term B Loan (First Lien), 4.17%, 11/03/23		451	450,126
TierPoint LLC, Initial Term Loan (First Lien), 4.98%, 5/06/24		205	204,914

			1,840,760
IT Services — 0.9%
First Data Corp.:
2022D New Dollar Term Loan, 3.47%, 7/08/22		183	182,866
2024 New Dollar Term Loan, 3.72%, 4/26/24		1,548	1,547,800
Neustar, Inc.:
Term Loan B1, 3.25%, 9/02/19		68	68,863
Term Loan B2, 3.75%, 3/01/24		187	187,694
Optiv, Inc.:
Initial Term Loan (First Lien), 4.44%, 2/01/24		609	597,010
Initial Term Loan (Second Lien), 8.44%, 1/31/25		167	162,883
Sabre GLBL, Inc. (FKA Sabre, Inc.), 2017 Incremental Term Loan, 3.98%, 2/22/24		350	351,711
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.66%, 10/14/23		207	208,067
WEX, Inc., Term B Loan, 4.73%, 6/30/23		648	651,290

			3,958,184

16	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Leisure Products — 0.0%
Leslie’s Poolmart, Inc., Tranche B-1 Term Loan, 4.87%, 8/16/23	USD	99	$99,498
Life Sciences Tools & Services — 0.4%
InVentiv Group Holdings, Inc., Initial Term Loan, 4.95%, 11/09/23		534	534,543
Jaguar Holding Co. I LLC (FKA Jaguar Holding Co. I), 2017 Term Loan, 3.98% - 4.05%, 8/18/22		683	682,917
Patheon Holdings I BV (FKA DPX Holdings BV), Tranche B Dollar Term Loan, 4.50%, 4/22/24		574	574,344
Quintiles IMS, Inc., Term B-1 Dollar Loan, 3.17% - 3.30%, 3/07/24		136	136,955

			1,928,759
Machinery — 0.7%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.23%, 12/13/19		799	791,858
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 10.75%, 12/21/20 (c)		90	7,875
Clark Equipment Co. (AKA Doosan Bobcat, Inc.), Tranche B Term Loan, 3.93%, 5/18/24		170	169,957
Filtration Group Corp., Term Loan (First Lien), 4.48%, 11/23/20		424	424,160
FPC Holdings, Inc., Initial Loan (First Lien), 5.30%, 11/19/19		224	219,280
Gardner Denver, Inc., Initial Dollar Term Loan, 4.55%, 7/30/20		249	249,500
Gates Global LLC, Initial B-1 Dollar Term Loan, 4.55%, 4/01/24		456	455,922
Mueller Water Products, Inc., Initial Loan, 3.73% - 3.80%, 11/25/21		289	290,393
Navistar, Inc., Tranche B Term Loan, 5.09%, 8/07/20		283	285,853
RBS Global, Inc. (Rexnord LLC), Term B Loan Refinancing, 3.90% - 4.04%, 8/21/23		253	252,830
Welbilt, Inc. (FKA Manitowoc Foodservice, Inc.), Term B Loan, 4.23%, 3/03/23		27	27,404

			3,175,032
Media — 1.7%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.48%, 9/26/21		98	87,779
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.55%, 7/23/21		238	228,076
A-L Parent LLC (AKA Learfield Communications), Initial Term Loan (First Lien), 4.48%, 12/01/23		138	138,884
Cable One, Inc., Incremental Term B-1 Loan, 3.43%, 5/01/24 (c)		125	125,313
CBS Radio, Inc., Term B Loan, 4.72%, 10/17/23		239	238,973
Charter Communications Operating LLC (AKA CCO Safari LLC):
Term H-1 Loan, 3.23%, 1/15/22		122	122,460
Term I-1 Loan, 3.48%, 1/15/24		591	592,661
Creative Artists Agency LLC, Refinancing Term Loan, 4.66%, 2/15/24		378	380,304
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.46%, 7/17/25		538	533,753
DHX Media Ltd., Term Loan B, 3.75%, 12/22/23		115	115,360
Entercom Radio LLC, Term B Loan, 4.58% - 6.75%, 11/01/23		129	129,263

Floating Rate Loan Interests (b)		Par (000)	Value
Media (continued)
Gray Television, Inc., Term B-2 Loan, 3.72%, 2/07/24	USD	269	$269,945
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.):
Tranche D Term Loan, 7.98%, 1/30/19		699	569,182
Tranche E Term Loan, 8.73%, 7/30/19		250	203,437
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.66%, 1/07/22		255	252,238
Live Nation Entertainment, Inc., Term B Loan, 3.29%, 8/17/20		106	106,233
Mission Broadcasting, Inc., Term B Loan (First Lien), 4.24% - 7.25%, 1/17/24		83	82,809
Nexstar Broadcasting, Inc., Term B Loan (First Lien), 4.25%, 1/17/24		837	838,089
Telenet Financing USD LLC, Term Loan AI Facility, 3.91%, 6/30/25		970	970,126
Trader Corp., 2017 Refinancing Term Loan (First Lien), 4.54%, 9/28/23		282	281,115
Tribune Media Co. (FKA Tribune Co.), Term C Loan, 4.23%, 1/26/24		426	426,763
Unitymedia Hessen GmbH & Co. KG, Term Loan B, 2.25%, 9/08/25		370	368,217
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3.98%, 3/15/24		345	338,327
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC), Term Loan (First Lien), 4.48%, 5/06/21		60	59,874

			7,459,181
Metals & Mining — 0.1%
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien), 6.70%, 9/29/23		218	219,852
Multiline Retail — 0.1%
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		149	140,025
Hudson’s Bay Co., Initial Term Loan, 4.55%, 9/30/22		241	227,331

			367,356
Multi-Utilities — 0.0%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.55%, 11/06/20		45	44,100
Oil, Gas & Consumable Fuels — 0.8%
BCP Raptor LLC (AKA EagleClaw Midstream Ventures), Initial Term Loan, 4.25%, 6/24/24 (c)		230	227,125
Bronco Midstream Funding LLC, Term Loan, 5.17%, 8/17/20		333	335,351
California Resources Corp.:
Loan, 11.53%, 12/31/21		375	395,625
Term Loan, 4.23%, 9/24/19		372	355,389
Chesapeake Energy Corp., Class A Loan, 8.69%, 8/23/21		319	337,023
CITGO Holding, Inc., Term Loan, 9.80%, 5/12/18		361	366,436
Energy Transfer Equity LP, Loan, 3.97%, 2/02/24		231	229,386
Gavilan Resources LLC, Initial Term Loan (Second Lien), 7.22%, 3/01/24		315	298,724
MEG Energy Corp., Initial Term Loan, 4.68% - 6.75%, 12/31/23		456	443,953
Ultra Resources, Inc., Loan, 4.12%, 4/12/24		156	154,830

BLACKROCK FUNDS II	JUNE 30, 2017	17

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Veresen Midstream LP, Tranche B-2 Term Loan, 4.73%, 3/31/22	USD	441	$440,473

			3,584,315
Personal Products — 0.0%
Revlon Consumer Products Corp., Initial Term B Loan, 4.73%, 9/07/23		69	64,110
Pharmaceuticals — 0.7%
Akorn, Inc., Loan, 5.50%, 4/16/21 (c)		306	308,369
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan, 4.30%, 1/31/24		170	170,213
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.23%, 7/31/21		390	389,376
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 3.98%, 5/20/21		454	457,335
Mallinckrodt International Finance SA, 2017 Term B Loan, 4.05%, 9/24/24		281	280,231
Nature’s Bounty Co. (AKA NBTY), Dollar Term B-1 Loan, 4.80%, 5/05/23		100	99,587
Prestige Brands, Inc., Term B-4 Loan, 3.98%, 1/26/24		434	435,917
RPI Finance Trust, Initial Term Loan B-6, 3.30%, 3/27/23		230	230,710
Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan, 5.83%, 4/01/22		645	653,877

			3,025,615
Professional Services — 0.4%
DTI Holdco, Inc., Initial Term Loan, 6.42%, 10/02/23		321	313,260
Employbridge LLC (FKA Koosharem LLC), Term Loan, 7.80%, 5/15/20		165	153,732
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 5.05%, 1/15/21		138	138,764
Greenrock Finance, Inc., Term Loan B (USD), 3.50%, 6/05/24		90	90,813
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 5.48%, 6/20/22		281	280,098
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.73%, 4/09/23		626	629,931

			1,606,598
Real Estate Management & Development — 0.2%
CityCenter Holdings LLC, Term B Loan, 3.72%, 4/18/24		365	365,805
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.) (AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.42%-4.55%, 11/04/21		228	227,321
Realogy Group LLC (FKA Realogy Corp.), Initial Term B Loan, 3.48%, 7/20/22		325	326,170

			919,296
Road & Rail — 0.0%
SIRVA Worldwide, Inc., Tranche B Loan, 7.66%, 11/22/22 (c)		126	126,365
Semiconductors & Semiconductor Equipment — 0.1%
Cavium, Inc., Term B-1 Loan, 3.47%, 8/16/22 (c)		52	52,347
MaxLinear, Inc., Initial Term B Loan, 3.62%, 5/13/24 (c)		80	79,900
Microsemi Corp., Closing Date Term B Loan, 3.33%, 1/15/23		238	237,862

Floating Rate Loan Interests (b)		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp., 2017 New Replacement Term Loan, 3.48%, 3/31/23	USD	163	$162,712

			532,821
Software — 1.8%
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.55%, 1/25/21		210	211,026
Initial Term Loan (Second Lien), 7.80%, 1/24/22		99	99,773
Aptean, Inc., Initial Term Loan (First Lien), 6.00%, 12/20/22		175	175,383
BMC Software Finance, Inc., Initial B-1 U.S. Term Loan, 5.23%, 9/10/22		341	341,156
Cypress Intermediate Holdings III, Inc. (FKA Jaguar Holding, Inc.):
Initial Term Loan (First Lien), 4.23%, 4/29/24		155	154,283
Initial Term Loan (Second Lien), 7.98%, 4/28/25		90	92,137
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-6 Term Loan, 4.05%, 2/01/22		672	666,935
Informatica Corp., Dollar Term Loan, 4.80%, 8/05/22		517	516,421
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Initial Term Loan (First Lien), 5.47%, 1/18/24		175	174,999
Ivanti Software, Inc. (FKA LANDesk Group, Inc.), Term Loan (First Lien), 5.48%, 1/20/24		90	89,171
Kronos, Inc.:
Incremental Term Loan (First Lien), 4.68%, 11/01/23		363	365,356
Initial Term Loan (Second Lien), 9.42%, 11/01/24		365	378,534
MA Finance Co., LLC (AKA Micro Focus International PLC), Tranche B-3 Term Loan, 3.96%, 6/21/24		42	42,493
Misys Ltd.:
Dollar Term Loan (First Lien), 4.74%, 6/13/24		480	479,822
Dollar Term Loan (Second Lien), 8.46%, 6/13/25		171	173,931
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.67%, 10/11/21		160	160,950
Initial Term Loan, 4.67%, 10/13/20		269	270,190
Project Alpha Intermediate Holding, Inc., Term Loan, 4.67%, 4/26/24		325	322,563
Project Leopard Holdings, Inc., Term Loan, 5.50%, 6/21/23 (c)		115	115,144
RP Crown Parent LLC, Initial Term Loan, 4.73%, 10/12/23		285	286,974
Seattle SpinCo, Inc., Initial Term Loan, 2.75%, 6/21/24		287	286,962
Securus Technologies Holdings, Inc., Term Loan, 4.50%, 6/20/24		180	179,626
Sophia LP, Term B Loan, 4.55%, 9/30/22		343	342,007
SS&C Technologies Holdings, Inc.:
2017 Refinancing New Term B-1 Loan, 3.48%, 7/08/22		905	908,394
2017 Refinancing New Term B-2 Loan, 3.48%, 7/08/22		55	55,098
Synchronoss Technologies, Inc., Initial Term Loan, 4.08%, 1/19/24		175	171,413
TIBCO Software, Inc., Term B Loan, 5.73%, 12/04/20		393	394,476

18	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Floating Rate Loan Interests (b)		Par (000)	Value
Software (continued)
VF Holding Corp., Term B-1 Loan (First Lien), 4.55%, 6/30/23	USD	341	$340,692

			7,795,909
Specialty Retail — 0.3%
Academy Ltd., Initial Term Loan, 5.17%-5.23%, 7/01/22		167	129,122
Harbor Freight Tools USA, Inc., Initial Loan (2016), 4.48%, 8/18/23		206	206,199
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.84%-3.98%, 1/30/23		308	307,421
National Vision, Inc., Initial Term Loan (First Lien), 4.23%, 3/12/21		345	345,763
Neiman Marcus Group, Inc., Other Term Loan, 4.34%, 10/25/20		116	86,439
Party City Holdings, Inc., 2016 Replacement Term Loan, 4.18%-4.30%, 8/19/22		249	249,037
PetSmart, Inc., Tranche B-2 Loan, 4.22%, 3/11/22		9	8,163

			1,332,144
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC (EMC Corp.), New Term B Loan, 3.73%, 9/07/23		438	439,261
Radiate Holdco LLC (AKA RCN Grande), Closing Date Term Loan, 4.23%, 2/01/24		160	157,187
Western Digital Corp., U.S. Term B-2 Loan, 3.98%, 4/29/23		322	323,470

			919,918
Trading Companies & Distributors — 0.7%
American Builders & Contractors Supply Co., Inc., Additional Term B-1 Loan, 3.73%, 10/31/23		424	424,470
Avolon TLB Borrower 1 (U.S.) LLC, Initial Term B-2 Loan, 3.96%, 3/21/22		993	998,902
Beacon Roofing Supply, Inc., Initial Term Loan, 3.96%-6.00%, 10/01/22		209	210,369
GYP Holdings III Corp., 2017 Incremental First Lien Term Loan, 4.14%, 4/01/23		323	323,772
HD Supply, Inc., Term B-1 Loan, 4.05%, 8/13/21		393	393,286
Nexeo Solutions LLC, Term B Loan, 4.79%-5.05%, 6/09/23		173	174,410
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies), Initial Term Loan (Second Lien), 7.95%, 7/31/22		405	404,797

			2,930,006
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., Initial Term Loan, 3.75%, 2/02/24		459	458,754
Total Floating Rate Loan Interests — 22.7%			100,870,030

Foreign Agency Obligations		Par (000)	Value
Australia — 0.0%
SGSP Australia Assets Property Ltd., 3.50%, 7/07/27		200	198,300
Canada — 0.0%
NOVA Chemicals Corp.:
4.88%, 6/01/24 (a)		73	72,726
5.25%, 6/01/27 (a)		113	112,435

			185,161

Foreign Agency Obligations		Par (000)	Value
China — 1.3%
China Railway Construction Corp. Ltd., 1.50%, 12/21/21 (g)	CNH	4,000	$579,633
Chinalco Capital Holdings Ltd., 4.25%, 4/21/22		375	376,914
CNAC HK Synbridge Co. Ltd., 5.00%, 5/05/20		730	738,213
Dianjian Haiyu Ltd., 3.50% (b)(i)		265	263,349
HeSteel Hong Kong Co. Ltd., 4.25%, 4/07/20		600	594,719
Huarong Finance 2017 Co. Ltd., 4.75%, 4/27/27		1,200	1,229,275
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		200	214,969
Shanhai Hong Kong International Investments Ltd., 3.88%, 4/20/20		200	201,500
Sinochem Offshore Capital Co. Ltd., 3.12%, 5/24/22		235	234,973
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 4/12/47		800	812,091
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		400	404,026
Tewoo Group Finance No. 3 Ltd., 4.63%, 4/06/20		200	203,340

			5,853,002
Colombia — 0.3%
Ecopetrol SA, 4.13%, 1/16/25		1,200	1,176,000
France — 0.1%
NEW Areva SA, 4.88%, 9/23/24	EUR	400	503,351
India — 0.1%
Greenko Investment Co., 4.88%, 8/16/23	USD	250	243,164
Indonesia — 0.1%
Perusahaan Gas Negara Persero Tbk, 5.13%, 5/16/24		379	407,020
Mexico — 0.1%
Petroleos Mexicanos, 6.50%, 3/13/27		461	495,229
Mongolia — 0.1%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		300	320,251
Peru — 0.1%
Corp Financiera de Desarrollo SA, 4.75%, 7/15/25		400	428,500
United Arab Emirates — 0.2%
DP World Crescent Ltd., 3.91%, 5/31/23		700	714,000
United States — 0.0%
Citgo Holding, Inc., 10.75%, 2/15/20 (a)		75	81,469
Total Foreign Agency Obligations — 2.4%			10,605,447

Foreign Government Obligations		Par (000)	Value
Indonesia — 0.5%
Perusahaan Penerbit SBSN Indonesia III:
4.33%, 5/28/25		300	309,390
4.15%, 3/29/27		700	710,500
Republic of Indonesia, 3.75%, 6/14/28	EUR	800	1,000,808

			2,020,698
Maldives — 0.0%
Republic of Maldives, 7.00%, 6/07/22	USD	200	200,781
Qatar — 0.1%
State of Qatar, 3.25%, 6/02/26		500	486,004

BLACKROCK FUNDS II	JUNE 30, 2017	19

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Foreign Government Obligations	Par (000)		Value
Sri Lanka — 0.3%
Republic of Sri Lanka:
6.85%, 11/03/25	USD	1,000	$1,053,706
6.20%, 5/11/27		200	199,682

			1,253,388
Total Foreign Government Obligations — 0.9%			3,960,871

Investment Companies	Shares		Value
iShares J.P. Morgan USD Emerging Markets Bond ETF (l)		70,600	8,073,816
New Millennium Holdco, Inc. (a)		3,880	5,820
Total Investment Companies — 1.8%			8,079,636

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.1%
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (a)(c)	USD	499	506,161
Commercial Mortgage-Backed Securities — 2.8%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2016-ISQ, Class E, 3.73%, 8/14/34 (a)(b)(c)		1,000	915,000
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL1, 4.01%, 5/15/29 (a)(b)		1,000	1,002,508
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		230	168,656
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class D, 2.79%, 4/10/49 (a)		1,000	699,163
Commercial Mortgage Pass-Through Certificates:
Series 2015-CR25, Class D, 3.95%, 8/10/48 (b)		600	477,662
Series 2016-667M, Class D, 3.28%, 10/10/36 (a)(b)		1,000	904,895
Credit Suisse Mortgage Capital Certificates, Series 2014-TIKI, Class D, 3.41%, 9/15/38 (a)(b)		750	745,323
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.64%, 9/10/49 (a)(b)		530	426,225
GS Mortgage Securities Trust, Series 2015-GC32, Class D, 3.35%, 7/10/48		1,000	792,381
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class D, 4.80%, 3/15/50 (a)(b)		990	963,137
Lone Star Portfolio Trust:
Series 2015-LSP, Class D, 5.16%, 9/15/28 (a)(b)		640	651,040
Series 2015-LSP, Class E, 6.76%, 9/15/28 (a)(b)		477	486,130
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.27%, 7/15/50 (a)(b)		1,000	850,288
Series 2015-C25, Class D, 3.07%, 10/15/48		1,000	801,735
VNDO Trust, Series 2016-350P, Class E, 4.03%, 1/10/35 (a)(b)		1,000	938,950
Wells Fargo Commercial Mortgage Trust:
Series 2015-C30, Class C, 4.65%, 9/15/25 (b)		1,000	1,020,345

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-NXS5, Class D, 5.04%, 1/15/59 (b)	USD	750	$728,906

			12,572,344
Interest Only Commercial Mortgage-Backed Securities — 0.2%
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)		8,700	382,452
Series 2016-WPT, Class XCP, 1.20%, 10/15/18 (a)(b)		24,000	363,840

			746,292
Total Non-Agency Mortgage-Backed Securities — 3.1%			13,824,797

Preferred Securities
Capital Trusts	Par (000)		Value
Airlines — 0.0%
Korean Air Lines Co. Ltd., 6.88%, 6/12/47 (b)		200	204,996
Banks — 5.5%
Allied Irish Banks PLC, 7.38% (b)(i)	EUR	200	243,735
Banco Bilbao Vizcaya Argentaria SA:
5.88% (b)(i)		200	228,145
7.00% (b)(i)		400	467,765
Banco Santander SA:
6.25% (b)(i)		200	234,756
6.75% (b)(i)		200	245,277
Bank of America Corp., Series AA, 6.10% (b)(i)	USD	1,750	1,901,113
Bank of East Asia Ltd., 5.63% (b)(i)		265	266,392
Barclays PLC, 7.25% (b)(i)	GBP	400	549,598
CaixaBank SA, 6.75% (b)(i)	EUR	200	240,994
Cooperatieve Rabobank UA, 6.63% (b)(i)		400	507,657
Danske Bank A/S, 5.75% (b)(i)		200	241,589
Erste Group Bank AG:
6.50% (b)(i)		200	246,988
8.88% (b)(i)		200	264,979
HSBC Holdings PLC, 6.00% (b)(i)	USD	1,770	1,830,180
Intesa Sanpaolo SpA:
7.00% (b)(i)	EUR	200	240,423
7.75% (b)(i)		200	252,987
JPMorgan Chase & Co.:
Series S, 6.75% (b)(i)	USD	1,250	1,420,313
Series V, 5.00% (b)(i)		2,000	2,045,000
Macquarie Bank Ltd.:
6.13% (a)(b)(i)		1,000	1,022,500
6.13% (b)(i)		400	409,000
Nanyang Commercial Bank Ltd., 5.00% (b)(i)		1,000	992,523
National Westminster Bank PLC, Series C, 1.50% (b)(i)		200	164,400
Royal Bank of Scotland Group PLC:
7.50% (b)(i)		200	206,400
8.63% (b)(i)		845	921,050
Santander UK Group Holdings PLC, 6.75% (b)(i)	GBP	200	271,157
Société Générale SA, 8.88% (b)(i)		100	138,109
SunTrust Banks, Inc., 5.05% (b)(i)	USD	1,250	1,268,750
Swedbank AB, 6.00% (b)(i)		200	210,228
U.S. Bancorp:
Series I, 5.13% (b)(i)		1,500	1,596,075
Series J, 5.30% (b)(i)		2,805	2,987,325
UniCredit SpA:
6.75% (b)(i)	EUR	200	230,108

20	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Capital Trusts		Par (000)	Value
Banks (continued)
9.25% (b)(i)	EUR	200	$256,413
Wells Fargo & Co., Series S, 5.90% (b)(i)	USD	2,000	2,142,000
Woori Bank, 5.25% (b)(i)		275	278,781

			24,522,710
Capital Markets — 1.9%
Bank of New York Mellon Corp., Series D, 4.50% (b)(i)		2,500	2,487,500
Charles Schwab Corp., Series E, 4.63% (b)(i)		1,635	1,669,744
Credit Suisse Group AG, 6.25% (a)(b)(i)		1,005	1,067,813
State Street Corp., Series F, 5.25% (b)(i)		2,500	2,637,500
UBS Group AG, 7.00% (b)(i)		400	442,766

			8,305,323
Chemicals — 0.1%
LANXESS AG, 4.50%, 12/06/76 (b)	EUR	50	62,686
Solvay Finance SA, 5.12% (b)(i)		300	381,793

			444,479
Diversified Financial Services — 0.2%
Far East Horizon Ltd., 4.35% (b)(i)	USD	200	201,250
HBOS Capital Funding LP, 6.85% (i)		100	102,030
Origin Energy Finance Ltd., 4.00%, 9/16/74 (b)	EUR	300	348,728
RZB Finance Jersey IV Ltd., 1.62% (b)(i)		100	110,812

			762,820
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 6.88%, 3/14/73 (b)	GBP	100	145,249
Orange SA:
4.00% (b)(i)	EUR	100	123,924
5.75% (b)(i)	GBP	100	144,104

			413,277
Electric Utilities — 0.2%
Enel SpA:
6.50%, 1/10/74 (b)	EUR	100	123,523
5.00%, 1/15/75 (b)		100	123,831
7.75%, 9/10/75 (b)	GBP	100	147,829
6.63%, 9/15/76 (b)		204	296,389
Gas Natural Fenosa Finance BV, 4.13% (b)(i)	EUR	200	246,368

			937,940
Industrial Conglomerates — 0.4%
General Electric Co., Series D, 5.00% (b)(i)	USD	1,500	1,592,100
Insurance — 0.1%
Credit Agricole SA, 6.50% (b)(i)	EUR	100	124,871
Ethias SA, 5.00%, 1/14/26		100	121,697
Groupama SA, 6.38% (b)(i)		100	127,293

			373,861
Multi-Utilities — 0.0%
RWE AG, 2.75%, 4/21/75 (b)		180	208,192
Oil, Gas & Consumable Fuels — 1.0%
Enterprise Products Operating LLC, Series A, 4.88%, 8/01/66 (b)	USD	2,058	2,065,717
Repsol International Finance BV:
3.88% (b)(i)	EUR	100	118,999
4.50%, 3/25/75 (b)		100	117,339
TOTAL SA, 3.88% (b)(i)		231	284,400
TransCanada Trust, 5.88%, 8/15/76 (b)	USD	1,700	1,844,840

			4,431,295
Transportation Infrastructure — 0.1%
Royal Capital BV, 4.88% (b)(i)		219	217,816

Capital Trusts		Par (000)	Value
Wireless Telecommunication Services — 0.3%
Telefonica Europe BV:
4.20% (b)(i)	EUR	200	$242,878
5.00% (b)(i)		200	247,355
6.50% (b)(i)		100	121,912
6.75% (b)(i)	GBP	200	288,168
7.63% (b)(i)	EUR	300	410,004

			1,310,317
Total Capital Trusts — 9.9%			43,725,126

Preferred Stocks		Shares	Value
Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/15/15, cost $53,170) (e)(i)(m)		53,536	46,994
Capital Markets — 0.1%
Morgan Stanley, Series K, 5.85% (b)(i)		22,357	610,793
Total Preferred Stocks — 0.1%			657,787
Total Preferred Securities — 10.0%			44,382,913
Total Long-Term Investments (Cost — $400,503,536) — 91.9%			407,728,346

Short-Term Securities		Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (l)(n)		41,181,607	41,181,607
Total Short-Term Securities (Cost — $41,181,607) — 9.3%			41,181,607

Options Purchased
(Cost — $221,796) — 0.0%			209,639
Total Investments — 101.2%			449,119,592
(Cost — $441,906,939*)
Liabilities in Excess of Other Assets — (1.2)%			(5,207,183)

Net Assets — 100.0%			$443,912,409

BLACKROCK FUNDS II	JUNE 30, 2017	21

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$442,106,247

Gross unrealized appreciation	$9,197,659
Gross unrealized depreciation	(2,184,314)

Net unrealized appreciation	$7,013,345

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Non-income producing security.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Convertible security.

(h)	Zero-coupon bond.

(i)	Perpetual security with no stated maturity date.

(j)	Issuer filed for bankruptcy and/or is in default.

(k)	Amount is less than $500.

(l)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Shares Purchased		Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	14,191,891	26,989,716	[2]	—	41,181,607	$41,181,607	$109,470	$98	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	108,000		(108,000)	—	—	30,844	84,034	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	30,000	100,600		(60,000)	70,600	8,073,816	28,659	(302,635)	$27,442
Total						$49,255,423	$168,973	$(218,503)	$27,442
[1] Includes net capital gain distributions. [2] Represents net shares purchased.

(m)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $46,994, representing 0.01% of its net assets as of period end, and an original cost of $53,170.

(n)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(2)	Euro-Bobl	September 2017	USD	300,843	$ 2,922
(12)	Euro-Bund	September 2017	USD	2,218,562	34,766
(1)	Long Gilt British	September 2017	USD	163,549	2,877
168	U.S. Treasury Bonds (30 Year)	September 2017	USD	25,819,500	(75,893)
10	U.S. Ultra Treasury Bonds	September 2017	USD	1,658,750	(18,451)
Total					$(53,779)

22	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	793,355	HKD	6,180,000	HSBC Bank PLC	7/13/17	$ 1,467
USD	1,607,517	JPY	176,120,500	Royal Bank of Scotland PLC	7/13/17	40,719
USD	797,904	HKD	6,205,220	HSBC Bank PLC	9/14/17	1,429
USD	1,794,842	JPY	196,064,000	BNP Paribas S.A.	9/14/17	45,775

						89,390

USD	13,502	EUR	12,000	Deutsche Bank AG	7/06/17	(209)
USD	59,169	GBP	46,000	Deutsche Bank AG	7/06/17	(756)
USD	450,394	EUR	399,750	UBS AG	7/13/17	(6,514)
USD	35,162,446	EUR	31,370,000	Bank of America N.A.	7/20/17	(707,156)
USD	257,358	EUR	230,000	BNP Paribas S.A.	7/20/17	(5,633)
USD	111,985	EUR	100,000	Citibank N.A.	7/20/17	(2,359)
USD	11,164	EUR	10,000	Citibank N.A.	7/20/17	(270)
USD	134,579	EUR	120,000	Deutsche Bank AG	7/20/17	(2,634)
USD	214,769	GBP	170,000	Bank of America N.A.	7/20/17	(6,801)
USD	7,585,182	GBP	5,930,000	JPMorgan Chase Bank N.A.	7/20/17	(143,686)
USD	13,718	EUR	12,000	Deutsche Bank AG	8/03/17	(14)
USD	58,418	GBP	45,000	Barclays Bank PLC	8/03/17	(259)
USD	579,163	CNH	3,956,262	Goldman Sachs International	9/14/17	(1,006)
USD	1,010,723	EUR	898,197	Bank of America N.A.	9/14/17	(19,338)

						(896,635)
Net Unrealized Depreciation						$(807,245)

OTC Barrier Options Purchased

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price	Barrier Price	Contracts	Value
S&P 500 Index	Put	Down-and-Out	Deutsche Bank AG	7/21/17	USD 2,430.00	USD 2,200.00	2,709	$64,753

OTC Credit Default Swaptions Purchased
Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
Bought protection on 5-Year Credit Default Swaps	Goldman Sachs Bank USA	Put	USD	102.00	Receive	CDX.NA.HY.28.V1	9/20/17	USD	20,000	$45,787

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Pay	3-month LIBOR	6/06/19	USD	4,410	$99,099

BLACKROCK FUNDS II	JUNE 30, 2017	23

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

Centrally Cleared Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	USD	70	$(2,347)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Depreciation
Kingdom of Thailand	1.00%	Barclays Bank PLC	6/20/21	USD	500	$(10,071)	$ (543)	$ (9,528)
Kingdom of Thailand	1.00%	Citibank N.A.	6/20/21	USD	140	(2,819)	(199)	(2,620)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	180	(3,626)	(120)	(3,506)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	180	(3,626)	(52)	(3,574)
People’s Republic of China	1.00%	Bank of America N.A.	6/20/22	USD	218	(3,199)	(1,792)	(1,407)
People’s Republic of China	1.00%	Barclays Bank PLC	6/20/22	USD	500	(7,352)	(4,466)	(2,886)
People’s Republic of China	1.00%	Barclays Bank PLC	6/20/22	USD	151	(2,217)	(1,313)	(904)
People’s Republic of China	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	132	(1,937)	(1,345)	(592)
Total						$(34,847)	$(9,830)	$(25,017)

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Barclays Bank PLC	12/20/21	B+	EUR	40	$ 6,280	$ 2,390	$3,890
Avis Budget Group, Inc.	5.00%	Barclays Bank PLC	6/20/22	BB-	USD	7	40	151	(111)
International Game Technology PLC	5.00%	Credit Suisse International	6/20/22	BB+	EUR	40	4,880	4,078	802
International Game Technology PLC	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB+	EUR	100	12,078	10,530	1,548
Total							$23,278	$17,149	$6,129

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Appreciation
iBoxx USD Liquid High Yield Index	3-month LIBOR	Citibank N.A.	9/20/17	USD	10,000	$ 10,059	—	$ 10,059
iBoxx USD Liquid High Yield Index	3-month LIBOR	Morgan Stanley & Co. International PLC	9/20/17	USD	20,000	91,023	$(56,949)	91,023
Total						$101,082	$(56,949)	$101,082

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar

24	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Credit Strategies Income Fund

assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$40,035,450	$6,517,861	$46,553,311
Common Stocks[1]	—	99,140	14,276	113,416
Corporate Bonds	—	179,337,925	—	179,337,925
Floating Rate Loan Interests	—	96,400,898	4,469,132	100,870,030
Foreign Agency Obligations	—	10,605,447	—	10,605,447
Foreign Government Obligations	—	3,960,871	—	3,960,871
Investment Companies	$8,073,816	5,820	—	8,079,636
Non-Agency Mortgage-Backed Securities	—	12,403,636	1,421,161	13,824,797
Preferred Securities	610,793	43,725,126	—	44,335,919
Short-Term Securities	41,181,607	—	—	41,181,607
Options Purchased:
Credit contracts	—	45,787	—	45,787
Equity contracts	—	64,753	—	64,753
Interest rate contracts	—	99,099	—	99,099
Unfunded Floating Rate Loan Interests[2]	—	1,112	—	1,112

Subtotal	$49,866,216	$386,785,064	$12,422,430	$449,073,710

Investments Valued at NAV[3]:				46,994

Total Investments				$449,120,704

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[4]
Assets:
Credit contracts	—	$6,240	—	$6,240
Foreign currency exchange contracts	—	89,390	—	89,390
Interest rate contracts	$40,565	101,082	—	141,647
Liabilities:
Credit contracts	—	(27,475)	—	(27,475)
Foreign currency exchange contracts	—	(896,635)	—	(896,635)
Interest rate contracts	(94,344)	—	—	(94,344)

Total	$(53,779)	$(727,398)	—	$(781,177)

[1]	See above Schedule of Investments for values in each industry.

[2]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[3]

As of June 30, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[4]

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK FUNDS II	JUNE 30, 2017	25

Schedule of Investments (concluded)	BlackRock Credit Strategies Income Fund

During the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of September 30, 2016	$13,769,950	$12,501	$7,049,593	$1,827,355	$22,659,399
Transfers into Level 3	—	—	1,606,202	—	1,606,202
Transfers out of Level 3[1]	(7,814,950)	—	(1,856,733)	—	(9,671,683)
Accrued discounts/premiums	3,234	—	4,781	7,330	15,345
Net realized gain (loss)	49,179	9,295	(411)	925	58,988
Net change in unrealized appreciation (depreciation)[2]	58,055	5,755	87,324	11,148	162,282
Purchases	6,459,393	—	2,405,850	—	8,865,243
Sales	(6,007,000)	(13,275)	(4,827,474)	(425,597)	(11,273,346)

Closing Balance, as of June 30, 2017	$6,517,861	$14,276	$4,469,132	$1,421,161	$12,422,430

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[2]	$57,136	—	$44,055	$11,148	$112,339

[1]

As of September 30, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

26	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.3%		Par (000)	Value
Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.43%, 6/15/27 (a)(b)(c)	USD	1,850	$1,852,314

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.3%
RAIT Trust, Series 2017-FL7, Class A, 2.10%, 6/15/37 (a)(b)		1,730	1,730,000

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.8%
Fannie Mae, Series 2011-8, Class ZA, 4.00%, 2/25/41		3,101	3,258,056
Freddie Mac, Series 4253, Class DZ, 4.75%, 9/15/43		1,534	1,664,711

			4,922,767
Collateralized Mortgage Obligations — 12.1%
Fannie Mae, Series 1996-48, Class Z, 7.00%, 11/25/26		370	410,040
Freddie Mac, Series 4325, Class ZX, 4.50%, 4/15/44		2,190	2,500,696
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32-12/20/39		1,579	1,710,297
Series 2009-31, Class PT, 3.88%, 5/20/39 (b)		431	444,869
Series 2011-71, Class GF, 1.37%, 8/16/31 (b)		6,934	6,938,139
Series 2013-149, Class MA, 2.50%, 5/20/40		17,712	17,735,567
Series 2014-107, Class WX, 6.80%, 7/20/39 (b)		2,157	2,489,078
Series 2015-103, Class B, 6.90%, 1/20/40 (b)		9,706	11,256,636
Series 2015-187, Class C, 5.24%, 3/20/41 (b)		15,419	17,291,297
Series 2015-55, Class A, 5.40%, 3/16/36 (b)		14,179	15,849,172

			76,625,791
Interest Only Collateralized Mortgage Obligations — 0.4%
Fannie Mae, Series 2015-66, Class AS, 5.03%, 9/25/45 (b)		14,909	2,376,613
Interest Only Commercial Mortgage-Backed Securities — 2.7%
Fannie Mae, Series 2016-M4, Class X2, 2.80%, 1/25/39 (b)		6,031	723,769
Freddie Mac:
Series K064, Class X1, 0.75%, 3/25/27 (b)		13,196	652,817
Series K721, Class X1, 0.46%, 8/25/22 (b)		74,283	1,100,328
Series KC01, Class X1, 0.85%, 12/25/22 (b)		10,967	278,602
Ginnie Mae:
Series 2014-124, Class IE, 0.00%, 5/16/54 (b)		16,432	742,756
Series 2016-110, Class IO, 1.05%, 5/16/58 (b)		5,172	400,049
Series 2016-113, Class IO, 1.19%, 2/16/58 (b)		10,888	963,734
Series 2016-137, Class IO, 0.95%, 10/16/56 (b)		8,208	628,015
Series 2016-140, Class IO, 0.94%, 5/16/58 (b)		8,117	608,820

U.S. Government Sponsored Agency Securities		Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2016-143, Class IO, 0.97%, 10/16/56 (b)	USD	7,377		$583,980
Series 2016-152, Class IO, 0.98%, 8/15/58 (b)		23,609		1,925,577
Series 2016-158, Class IO, 0.92%, 6/16/58 (b)		38,590		2,881,628
Series 2016-176, Class IO, 1.01%, 8/16/58 (b)		16,502		1,437,141
Series 2017-24, Class IO, 0.87%, 12/16/56 (b)		3,294		240,323
Series 2017-35, Class IO, 0.71%, 3/30/47 (b)		3,177		223,845
Series 2017-53, Class IO, 0.69%, 12/15/56 (b)		21,239		1,422,593
Series 2017-54, Class IO, 0.68%, 12/31/49 (b)		13,652		961,167
Series 2017-61, Class IO, 0.77%, 10/16/56 (b)		4,902		420,347
Series 2017-64, Class IO, 0.72%, 10/16/56 (b)		3,466		253,334
Series 2017-72, Class IO, 0.68%, 4/16/57 (b)		12,349		873,667

				17,322,492
Mortgage-Backed Securities — 185.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/32 (d)		5,500		5,528,574
3.00%, 7/01/32-7/01/47 (d)(e)		160,557		161,331,020
3.40%, 4/01/41		176		177,698
3.50%, 7/01/32-7/01/47 (d)		128,225		131,950,721
4.00%, 7/01/43-7/01/47 (d)		10,211		10,784,253
4.45%, 3/01/36-6/01/36		971		1,014,125
4.50%, 7/01/47 (d)		5,400		5,788,916
4.94%, 1/01/35-5/01/35		315		325,466
5.00%, 1/01/21-4/01/36		2,976		3,256,221
5.18%, 7/01/34		81		83,761
5.20%, 8/01/34-9/01/34		308		318,846
5.25%, 7/01/37-9/01/37		2,125		2,307,833
5.50%, 12/01/32-4/01/35		235		261,880
5.54%, 1/01/35		82		85,400
5.75%, 4/01/37-6/01/37		818		880,690
5.80%, 7/01/34		53		54,782
5.94%, 9/01/34		85		88,940
6.50%, 9/01/28-8/01/35		3,578		4,063,665
8.50%, 1/20/18		—	(f)	19
Freddie Mac Mortgage-Backed Securities:
3.00%, 6/01/35-7/01/47 (d)		2,443		2,484,333
3.50%, 9/01/20-5/01/46		3,597		3,702,848
4.00%, 4/01/19-5/01/26		570		595,267
5.00%, 5/01/35-12/01/38		162		177,700
5.65%, 5/01/37-12/01/37		1,413		1,564,111
5.75%, 8/01/37-4/01/38		2,031		2,258,859
7.50%, 2/01/27-3/01/27		2		2,496
9.00%, 12/01/19		—	(f)	32
Ginnie Mae Mortgage-Backed Securities:
2.50%, 7/15/47 (d)		9,380		9,149,518
3.00%, 5/15/42-7/15/47 (d)		113,629		114,780,351
3.50%, 4/15/41-7/15/47 (d)(e)		360,462		374,159,442
4.00%, 7/15/42-7/15/47 (d)		134,641		141,832,784
4.50%, 12/15/34-7/15/47 (d)		68,018		73,160,712
5.00%, 9/15/28-4/20/42		53,159		58,236,856
5.30%, 12/15/36-4/15/37		591		651,749
5.50%, 3/15/32-12/15/34		12,890		14,499,820
5.64%, 2/15/37-6/15/37		3,321		3,738,522

BLACKROCK FUNDS II	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock GNMA Portfolio

U.S. Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (continued)
5.65%, 5/20/37-6/20/38	USD	3,054	$3,363,793
5.75%, 8/20/37-9/20/38		3,073	3,381,782
5.80%, 11/15/36-3/15/37		2,891	3,253,791
6.00%, 3/20/28-1/15/39		17,783	20,087,247
6.50%, 9/20/27-10/20/40		6,873	7,711,339
7.00%, 3/20/24-5/20/27		43	46,643
7.50%, 4/20/23-10/20/25		4	4,478
8.00%, 5/15/21-5/15/30		115	121,037
8.50%, 3/15/19-2/15/25		33	33,855
9.00%, 10/15/19-10/15/21		23	23,993
9.50%, 7/15/17-9/15/22		30	30,855

			1,167,357,023
Total U.S. Government Sponsored Agency Securities — 201.2%			1,268,604,686

U.S. Treasury Obligations — 0.1%	Par (000)		Value
U.S. Treasury Notes, 1.50%, 8/15/26		550	514,529
Total Long-Term Investments (Cost — $1,276,080,637) — 201.9%			1,272,701,529

Short-Term Securities	Shares		Value
Other Mutual Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (g)(h)		3,629,423	3,629,423
Total Short-Term Securities (Cost — $3,629,423) — 0.6%			3,629,423

Options Purchased			Value
(Cost — $91,366) — 0.0%			$ 100,875
Total Investments Before TBA Sale Commitments (Cost — $1,279,801,426*) — 202.5%			1,276,431,827

TBA Sale Commitments (d)	Par (000)		Value
Mortgage-Backed Securities — (69.7)%
Fannie Mae Mortgage-Backed Securities:
3.00%, 7/01/32-7/01/47	USD	150,507	(150,429,520)
3.50%, 7/01/47		120,399	(123,628,349)
4.00%, 7/01/47		9,782	(10,279,682)
4.50%, 7/01/47		2,700	(2,896,277)
Freddie Mac Mortgage-Backed Securities, 3.50%, 7/01/47		1,406	(1,444,408)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/47		111,000	(114,971,713)
4.00%, 7/15/47		34,000	(35,774,780)
Total TBA Sale Commitments (Proceeds — $441,188,911) — (69.7)%			(439,424,729)

Total Investments Net of TBA Sale Commitments — 132.8%			837,007,098
Liabilities in Excess of Other Assets — (32.8)%			(206,670,976)

Net Assets — 100.0%			$ 630,336,122

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,280,179,081

Gross unrealized appreciation	$5,649,846
Gross unrealized depreciation	(9,397,100)

Net unrealized depreciation	$(3,747,254)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(8,629,381)	$ 52,535
Citigroup Global Markets, Inc.	$(446,590)	$ 562
Credit Suisse Securities (USA) LLC	$(8,845,455)	$ 114,580
Daiwa Capital Markets America, Inc.	$110,722,167	$(424,333)
Deutsche Bank Securities, Inc.	$(12,530,451)	$ 43,467
Goldman Sachs & Co.	$18,219,616	$(507,895)
J.P. Morgan Securities LLC	$32,418,749	$ 84,028
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$8,903,745	$ (46,309)
Morgan Stanley & Co. LLC	$(122,005,252)	$ 233,605
Nomura Securities International, Inc.	$(7,885,846)	$ 47,688
RBC Capital Markets, LLC	$19,439,619	$(214,229)
Wells Fargo Securities, LLC	$(10,524,894)	$ 29,254

(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

2	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock GNMA Portfolio

(f)	Amount is less than $500.

(g)	During the period ended June 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	41,932,918	(38,303,495)	3,629,423	$3,629,423	$151,422	$43	—

[1]	Includes net capital gain distributions.

(h)	Current yield as of period end.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	1.30%	6/09/17	7/13/17	$33,072,000	$33,079,962	U.S. Treasury Obligations	Up to 30 Days
Citigroup Global Markets, Inc.	1.34%	6/20/17	7/20/17	40,251,000	40,256,993	U.S. Treasury Obligations	Up to 30 Days
Total				$73,323,000	$73,336,955

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(32)	Euro Dollar	September 2017	USD	7,891,600	$(29,143)
13	U.S. Treasury Bonds (30 Year)	September 2017	USD	1,997,938	16,540
(42)	U.S. Treasury Notes (2 Year)	September 2017	USD	9,076,594	7,250
(682)	U.S. Treasury Notes (5 Year)	September 2017	USD	80,364,110	173,622
(15)	U.S. Treasury Notes (10 Year)	September 2017	USD	1,882,969	1,856
(5)	Euro Dollar	December 2017	USD	1,231,563	556
(6)	Euro Dollar	March 2018	USD	1,476,600	442
(17)	Euro Dollar	June 2018	USD	4,180,513	3,029
(5)	Euro Dollar	September 2018	USD	1,228,625	306
(5)	Euro Dollar	December 2018	USD	1,227,500	119
(237)	Euro Dollar	March 2019	USD	58,150,913	(52,436)
Total					$122,141

Exchanged-Traded Options Purchased

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	USD	98.13	10/13/17	269	$ 53,800
Euro Dollar 90-Day	Put	USD	97.75	10/13/17	269	47,075
Total						$100,875

BLACKROCK FUNDS II	JUNE 30, 2017	3

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	—	$1,852,314	$1,852,314
Non-Agency Mortgage-Backed Securities	—	$1,730,000	—	1,730,000
U.S. Government Sponsored Agency Securities	—	1,268,604,686	—	1,268,604,686
U.S. Treasury Obligations	—	514,529	—	514,529
Short-Term Securities	$3,629,423	—	—	3,629,423
Options Purchased:
Interest rate contracts	100,875	—	—	100,875
Liabilities:
Investments:
TBA Sale Commitments	—	(439,424,729)	—	(439,424,729)

Total	$3,730,298	$831,424,486	$1,852,314	$837,007,098

Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$203,720	—	—	$203,720
Liabilities:
Interest rate contracts	(81,579)	—	—	(81,579)

Total	$122,141	—	—	$122,141

[1]	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $73,336,955 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2017, there were no transfers between levels.

4	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments June 30, 2017 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Adagio V CLO DAC, Series V-X, Class E, 6.70%, 10/15/29 (a)	EUR	820	$937,731
AIMCO CLO, Series 2015-AA, Class E, 8.98%, 1/15/28 (a)(b)	USD	1,000	1,012,960
Allegro CLO II Ltd., Series 2014-1A, Class CR, 5.01%, 1/21/27 (a)(b)(c)		4,200	4,200,420
ALM V Ltd., Series 2012-5A, Class DR, 7.16%, 10/18/26 (a)(b)		8,500	8,536,377
ALM VI Ltd.:
Series 2012-6A, Class CR, 4.91%, 7/15/26 (a)(b)		4,750	4,775,777
Series 2012-6A, Class DR, 6.81%, 7/15/26 (a)(b)		6,700	6,714,073
ALM VII Ltd.:
Series 2012-7A, Class BR, 3.66%, 10/15/28 (a)(b)		7,000	7,024,589
Series 2012-7A, Class CR, 5.01%, 10/15/28 (a)(b)		5,500	5,545,638
ALM VII R Ltd., Series 2013-7RA, Class BR, 3.86%, 10/15/28 (a)(b)		1,000	1,009,965
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class BR, 3.91%, 10/15/27 (a)(b)		1,000	1,009,780
Series 2013-7R2A, Class CR, 5.26%, 10/15/27 (a)(b)		1,000	1,006,135
ALM VIII Ltd., Series 2013-8A, Class CR, 5.11%, 10/15/28 (a)(b)		2,750	2,765,277
ALM X Ltd., Series 2013-10A, Class B, 3.76%, 1/15/25 (a)(b)		500	500,245
ALM XII Ltd.:
Series 2015-12A, Class BR, 3.21%, 4/16/27 (a)(b)(c)		3,250	3,250,000
Series 2015-12A, Class C1R, 4.36%, 4/16/27 (a)(b)(c)		3,500	3,499,300
ALM XIV Ltd., Series 2014-14A, Class C, 4.62%, 7/28/26 (a)(b)		2,650	2,652,799
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class BR, 0.00%, 7/15/27 (a)(b)(c)		1,000	1,000,000
Series 2015-16A, Class C1, 4.66%, 7/15/27 (a)(b)		6,000	6,000,001
Series 2015-16A, Class C1R, 0.00%, 7/15/27 (a)(b)(c)		7,000	7,000,000
Series 2015-16A, Class D, 6.51%, 7/15/27 (a)(b)		3,750	3,682,043
ALM XVIII Ltd., Series 2016-18A, Class D, 8.76%, 7/15/27 (a)(b)		1,000	1,015,740
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 5.42%, 12/09/26 (a)(b)		2,500	2,538,375
AMMC CLO 16 Ltd.:
Series 2015-16A, Class CR, 3.51%, 4/14/29 (a)(b)(c)		3,750	3,714,375
Series 2015-16A, Class DR, 4.72%, 4/14/29 (a)(b)(c)		2,500	2,482,750
AMMC CLO 18 Ltd., Series 2016-18A, Class D, 6.20%, 5/26/28 (a)(b)		1,000	1,016,328
AMMC CLO 19 Ltd.:
Series 2016-19A, Class C, 3.96%, 10/15/28 (a)(b)		838	840,868
Series 2016-19A, Class D, 4.91%, 10/15/28 (a)(b)		1,000	996,190
AMMC CLO IX Ltd.:
Series 2011-9A, Class DR, 6.81%, 1/15/22 (a)(b)		2,000	2,002,160
Series 2011-9A, Class ER, 8.81%, 1/15/22 (a)(b)		3,500	3,506,853
Anchorage Capital CLO 4 Ltd., Series 2014-4A,
Class CR, 4.57%, 7/28/26 (a)(b)(c)		5,250	5,250,000

Asset-Backed Securities		Par (000)	Value
Anchorage Capital CLO 5 Ltd., Series 2014-5A,
Class CR, 3.58%, 10/15/26 (a)(b)	USD	2,000	$2,004,372
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class C, 4.01%, 4/15/27 (a)(b)		2,300	2,299,983
Series 2015-6A, Class CR, 0.00%, 7/15/30 (a)(b)		2,300	2,300,000
Series 2015-6A, Class D, 4.56%, 4/15/27 (a)(b)		3,250	3,249,703
Series 2015-6A, Class DR, 0.00%, 7/15/30 (a)(b)		3,250	3,214,575
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class C, 4.21%, 10/15/27 (a)(b)		3,625	3,634,990
Series 2015-7A, Class D, 4.81%, 10/15/27 (a)(b)		3,000	2,998,057
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class D, 5.37%, 7/28/28 (a)(b)		1,500	1,511,668
Anchorage Capital CLO 9 Ltd.:
Series 2016-9A, Class D, 4.95%, 1/15/29 (a)(b)(c)		1,000	1,006,200
Series 2016-9A, Class E, 8.20%, 1/15/29 (a)(b)(c)		1,000	1,009,500
Anchorage Capital CLO Ltd.:
Series 2012-1A, Class DR, 8.41%, 1/13/27 (a)(b)		1,000	1,009,061
Series 2014-3A, Class C, 4.67%, 4/28/26 (a)(b)		1,000	999,759
Apidos CLO, Series 2015-20A, Class BR, 3.76%, 12/16/27 (a)(b)		1,000	1,000,562
Apidos CLO XII, Series 2013-12A, Class D, 4.21%, 4/15/25 (a)(b)		1,000	997,110
Apidos CLO XIX:
Series 2014-19A, Class CR, 3.36%, 10/17/26 (a)(b)		1,000	1,001,507
Series 2014-19A, Class DR, 4.56%, 10/17/26 (a)(b)		1,000	1,001,039
Apidos CLO XVI, Series 2013-16A, Class CR, 4.21%, 1/19/25 (a)(b)(c)		3,500	3,500,000
Apidos CLO XVIII, Series 2014-18A, Class CR, 4.40%, 7/22/26 (a)(b)		1,850	1,850,879
Apidos CLO XXI, Series 2015-21A, Class C, 4.71%, 7/18/27 (a)(b)		1,000	1,003,530
Apidos CLO XXII, Series 2015-22A, Class D, 7.16%, 10/20/27 (a)(b)(c)		1,000	1,018,900
Apidos CLO XXIII, Series 2015-23A, Class D2, 7.11%, 1/14/27 (a)(b)		2,000	2,022,190
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 1/15/30 (a)	EUR	917	1,036,943
Ares CLO Ltd.:
Series 2015-4A, Class C, 5.41%, 10/15/26 (a)(b)	USD	2,850	2,862,478
Series 2015-4A, Class D2, 8.18%, 10/15/26 (a)(b)		1,000	1,005,160
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 2/17/30 (a)	EUR	700	810,391
Ares XLI CLO Ltd., Series 2016-41A, Class D, 5.36%, 1/15/29 (a)(b)	USD	450	456,165
Ares XXVII CLO Ltd., Series 2013-2A, Class DR, 5.00%, 7/28/29 (a)(b)		1,000	1,000,000
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.41%, 10/17/24 (a)(b)		1,650	1,654,846
Ares XXXII CLO Ltd.:
Series 2014-32A, Class BR, 3.43%, 11/15/25 (a)(b)(c)		2,000	2,000,000
Series 2014-32A, Class CR, 4.63%, 11/15/25 (a)(b)		1,000	999,992

BLACKROCK FUNDS II	JUNE 30, 2017	1

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Ares XXXIII CLO Ltd.:
Series 2015-1A, Class B2R, 4.02%, 12/05/25 (a)(b)	USD	1,000	$1,012,965
Series 2015-1A, Class CR, 5.42%, 12/05/25 (a)(b)		4,750	4,819,639
Series 2015-1A, Class D, 7.45%, 12/05/25 (a)(b)		1,000	1,005,793
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.41%, 7/18/28 (a)(b)		2,500	2,553,494
Ares XXXVII CLO Ltd., Series 2015-4A, Class D1, 7.96%, 10/15/26 (a)(b)		3,000	3,012,434
Arrowpoint CLO Ltd., Series 2013-1A, Class CR, 5.72%, 11/15/28 (a)(b)(c)		800	800,400
Atlas Senior Loan Fund II Ltd., Series 2012-2A,
Class DR, 5.07%, 1/30/24 (a)(b)		2,000	2,009,041
Atlas Senior Loan Fund IV Ltd., Series 2013-2A,
Class A3L, 3.88%, 2/17/26 (a)(b)		1,900	1,900,445
Atlas Senior Loan Fund V Ltd., Series 2014-1A,
Class D, 4.61%, 7/16/26 (a)(b)		1,750	1,749,822
Atlas Senior Loan Fund VI Ltd., Series 2014-6A,
Class DR, 4.63%, 10/15/26 (a)(b)		750	751,155
Atlas Senior Loan Fund VII Ltd., Series 2016-7A,
Class D, 4.92%, 11/30/28 (a)(b)(c)		1,250	1,256,250
Atrium VIII:
Series 8A, Class DR, 5.15%, 10/23/24 (a)(b)		1,450	1,457,126
Series 8A, Class ER, 8.40%, 10/23/24 (a)(b)		1,750	1,769,502
Series 8A, Class SUB, 0.00%, 10/23/24 (a)(b)		11,500	8,037,853
Atrium X, Series 10A, Class DR, 4.86%, 7/16/25 (a)(b)(c)		2,000	2,000,000
Atrium XII:
Series 12A, Class C, 4.20%, 10/22/26 (a)(b)		1,250	1,254,205
Series 12A, Class D, 5.05%, 10/22/26 (a)(b)		4,500	4,508,031
Aurium CLO III DAC, Series 3X, Class E, 4.90%, 4/15/30 (a)	EUR	250	273,563
Avery Point IV CLO Ltd., Series 2014-1A,
Class CR, 3.51%, 4/25/26 (a)(b)(c)	USD	1,000	1,000,000
Avoca CLO XVII DAC, Series 17X, Class E, 5.95%, 1/15/30 (a)	EUR	1,279	1,465,374
Babson CLO Ltd., Series 2016-1A, Class E, 7.70%, 4/23/27 (a)(b)	USD	1,100	1,113,302
Ballyrock CLO Ltd., Series 2016-1A, Class C, 3.86%, 10/15/28 (a)(b)		2,750	2,750,680
Benefit Street Partners CLO VI Ltd.,
Series 2015-VIA, Class C, 4.86%, 4/18/27 (a)(b)		3,250	3,246,970
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class C, 5.06%, 1/20/28 (a)(b)		3,500	3,517,682
Betony CLO Ltd.:
Series 2015-1A, Class CR, 4.01%, 4/15/27 (a)(b)		1,000	1,001,116
Series 2015-1A, Class D, 4.76%, 4/15/27 (a)(b)		3,000	2,992,595
Birchwood Park CLO Ltd., Series 2014-1A,
Class D1, 4.61%, 7/15/26 (a)(b)		1,000	1,000,025
BlueMountain CLO Ltd.:
Series 2012-1A, Class D, 5.51%, 7/20/23 (a)(b)		3,850	3,866,154
Series 2012-2A, Class CR, 3.77%, 11/20/28 (a)(b)		1,500	1,511,366
Series 2012-2A, Class DR, 5.32%, 11/20/28 (a)(b)		1,000	1,006,213
Series 2012-2A, Class ER, 8.27%, 11/20/28 (a)(b)		1,000	1,016,986
Series 2013-4A, Class DR, 4.31%, 4/15/25 (a)(b)		1,000	999,980

Asset-Backed Securities		Par (000)	Value
Series 2015-1A, Class C, 4.91%, 4/13/27 (a)(b)	USD	1,250	$1,260,316
Series 2015-2A, Class E, 6.51%, 7/18/27 (a)(b)		1,500	1,452,028
Series 2015-4A, Class D2, 5.21%, 1/20/27 (a)(b)		1,500	1,513,230
Series 2015-4A, Class E, 7.66%, 1/20/27 (a)(b)		1,250	1,265,520
Series 2016-3A, Class E, 8.03%, 11/15/27 (a)(b)		1,000	1,013,172
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, 6.60%, 4/25/30 (a)	EUR	1,650	1,877,792
BlueMountain Fuji EUR CLO II DAC,
Series 2017-2X, Class E, 5.45%, 7/15/30 (a)	USD	847	933,370
Bristol Park CLO Ltd., Series 2016-1A, Class E, 8.41%, 4/15/29 (a)(b)(c)		1,000	1,001,050
Burnham Park CLO Ltd.:
Series 2016-1A, Class D, 5.01%, 10/20/29 (a)(b)		1,250	1,263,874
Series 2016-1A, Class E, 8.01%, 10/20/29 (a)(b)		1,000	1,013,377
Cadogan Square CLO IX DAC, Series 9X, Class ENE, 0.00%, 7/15/30 (a)(c)	EUR	551	603,964
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (a)		2,800	3,191,532
Canyon Capital CLO Ltd.:
Series 2016-1A, Class E, 8.66%, 4/15/28 (a)(b)	USD	1,000	1,000,355
Series 2016-2A, Class E, 7.91%, 10/15/28 (a)(b)		1,000	993,861
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class A1R, 2.61%, 10/14/28 (a)(b)		6,500	6,531,685
Series 2012-3A, Class BR, 3.66%, 10/14/28 (a)(b)		3,000	3,010,124
Series 2012-4A, Class C1R, 3.76%, 1/20/29 (a)(b)		3,650	3,672,132
Series 2012-4A, Class DR, 5.26%, 10/14/28 (a)(b)		1,000	1,016,559
Series 2013-1A, Class C, 5.18%, 2/14/25 (a)(b)		2,000	2,009,215
Series 2013-2A, Class D, 4.91%, 4/18/25 (a)(b)		2,250	2,253,907
Series 2013-3A, Class B, 3.81%, 7/15/25 (a)(b)		750	750,313
Series 2013-3A, Class C, 4.56%, 7/15/25 (a)(b)		1,000	1,002,923
Series 2014-1A, Class CR, 3.91%, 4/17/25 (a)(b)		1,500	1,506,112
Series 2014-3A, Class C1R, 4.44%, 7/27/26 (a)(b)		1,000	999,387
Series 2015-1A, Class C, 4.31%, 4/20/27 (a)(b)		1,250	1,250,107
Series 2015-1A, Class D, 4.91%, 4/20/27 (a)(b)		3,500	3,506,105
Series 2015-1A, Class E1, 6.46%, 4/20/27 (a)(b)		3,750	3,696,624
Series 2015-2A, Class C, 4.92%, 4/27/27 (a)(b)		1,250	1,252,178
Series 2015-2A, Class D, 6.47%, 4/27/27 (a)(b)		1,500	1,482,557
Series 2015-3A, Class D, 6.87%, 7/28/28 (a)(b)		825	824,437
Series 2015-4A, Class D, 7.26%, 10/20/27 (a)(b)		1,200	1,205,970
Series 2015-4A, Class SBB1, 9.66%, 10/20/27 (a)(b)		3,338	3,357,289
Series 2016-1A, Class C, 6.06%, 4/20/27 (a)(b)		2,000	2,028,452

2	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-1A, Class D, 8.76%, 4/20/27 (a)(b)	USD	2,000	$2,039,454
Series 2016-3A, Class C, 5.16%, 10/20/29 (a)(b)		1,000	1,010,199
Carlyle Global Market Strategies Euro CLO,
Series 2015-3X, Class D, 5.55%, 1/15/29 (a)	EUR	1,600	1,819,974
Catskill Park CLO Ltd., Series 2017-1A, Class C, 4.78%, 4/20/29 (a)(b)(c)	USD	2,500	2,492,000
Cedar Funding III CLO Ltd., Series 2014-3A, Class D, 4.72%, 5/20/26 (a)(b)		3,695	3,664,251
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, 4.81%, 7/23/30 (a)(b)		3,000	2,999,885
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, 2.77%, 7/17/28 (a)(b)		3,000	3,019,002
Cent CLO 24 Ltd., Series 2015-24A, Class D2, 7.94%, 10/15/26 (a)(b)		1,000	1,014,204
CIFC Funding Ltd.:
Series 2012-3A, Class A3R, 3.87%, 1/29/25 (a)(b)		2,250	2,250,286
Series 2012-3A, Class B1R, 5.04%, 1/29/25 (a)(b)		2,000	2,008,393
Series 2013-2A, Class B1L, 4.76%, 4/21/25 (a)(b)		1,000	1,004,987
Series 2014-2A, Class A3LR, 3.44%, 5/24/26 (a)(b)(c)		2,545	2,545,763
Series 2014-3A, Class C1, 3.95%, 7/22/26 (a)(b)		3,000	2,999,928
Series 2014-5A, Class A1R, 2.56%, 1/17/27 (a)(b)		4,750	4,765,647
Series 2014-5A, Class CR, 3.86%, 1/17/27 (a)(b)		1,000	1,004,943
Series 2014-5A, Class E2, 7.41%, 1/17/27 (a)(b)		1,000	1,006,506
Series 2015-1A, Class D, 5.15%, 1/22/27 (a)(b)		2,300	2,315,817
Series 2015-2A, Class D, 4.81%, 4/15/27 (a)(b)		1,750	1,753,259
Series 2015-3A, Class E, 7.21%, 10/19/27 (a)(b)		3,000	2,980,643
Series 2015-4A, Class C1, 4.96%, 10/20/27 (a)(b)		1,750	1,763,080
Series 2015-5A, Class D, 7.46%, 10/25/27 (a)(b)		1,000	995,539
Series 2017-1A, Class D, 4.38%, 4/23/29 (a)(b)		1,500	1,496,718
Cole Park CLO Ltd., Series 2015-1A, Class E, 7.26%, 10/20/28 (a)(b)		1,000	1,003,828
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, 5.70%, 4/23/30 (a)(c)	EUR	1,600	1,827,444
Dryden 25 Senior Loan Fund, Series 2012-25A,
Class CR, 3.66%, 1/15/25 (a)(b)	USD	1,250	1,250,999
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class CR, 3.96%, 1/15/28 (a)(b)(c)		1,000	1,007,500
Series 2014-36A, Class DR, 5.40%, 1/15/28 (a)(b)(c)		1,000	1,010,000
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, 8.41%, 7/20/29 (a)(b)(c)		1,000	1,015,000
Dryden 49 Senior Loan Fund, Series 2017-49A, Class D, 0.00%, 7/18/30 (a)(b)(c)		1,000	1,000,000
Dryden XXXI Senior Loan Fund,
Series 2014-31A, Class DR, 4.51%, 4/18/26 (a)(b)		1,500	1,508,171
Euro-Galaxy IV CLO BV, Series 2015-4X, Class E, 4.50%, 7/30/28 (a)	EUR	1,500	1,712,248
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (a)		700	817,688

Asset-Backed Securities		Par (000)	Value
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class SUBR, 0.00%, 4/20/23 (a)(b)	USD	3,580	$1,145,664
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, 5.48%, 11/15/26 (a)(b)		2,150	2,158,281
GoldenTree Loan Opportunities VII Ltd.,
Series 2013-7A, Class D, 4.46%, 4/25/25 (a)(b)		1,500	1,500,904
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class DR, 4.53%, 4/19/26 (a)(b)(c)		1,000	1,002,250
GoldenTree Loan Opportunities XI Ltd.:
Series 2015-11A, Class D, 4.86%, 4/18/27 (a)(b)		3,750	3,746,475
Series 2015-11A, Class E, 6.71%, 4/18/27 (a)(b)		1,475	1,466,822
Greywolf CLO V Ltd., Series 2015-1A, Class C, 4.96%, 4/25/27 (a)(b)		2,000	1,990,025
Grippen Park CLO Ltd., Series 2017-1A, Class D, 4.55%, 1/20/30 (a)(b)(c)		1,500	1,481,850
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29 (a)	EUR	1,125	1,295,648
Highbridge Loan Management Ltd.:
Series 5A-2015, Class C1R, 3.29%, 1/29/26 (a)(b)(c)	USD	4,250	4,250,000
Series 5A-2015, Class C2R, 3.29%, 1/29/26 (a)(b)(c)		1,000	1,000,000
Series 5A-2015, Class D1R, 4.49%, 1/29/26 (a)(b)(c)		4,000	4,000,000
Series 6A-2015, Class D, 4.82%, 5/05/27 (a)(b)		2,500	2,495,790
Series 6A-2015, Class E1, 6.62%, 5/05/27 (a)(b)		2,000	1,936,922
Series 7A-2015, Class E, 6.93%, 11/15/26 (a)(b)		1,000	997,672
Series 8A-2016, Class D, 6.01%, 4/20/27 (a)(b)		1,500	1,526,467
Series 8A-2016, Class E, 9.06%, 4/20/27 (a)(b)		1,000	1,011,666
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.61%, 7/19/27 (a)(b)		1,000	1,005,002
Jamestown CLO IV Ltd., Series 2014-4A, Class SUB, 0.00%, 7/15/26 (a)(b)		2,000	1,061,523
LCM XV LP, Series 15A, Class CR, 3.59%, 7/20/30 (a)(b)		1,000	1,008,163
LCM XVIII LP:
Series 18A, Class D, 4.96%, 4/20/27 (a)(b)		3,250	3,261,224
Series 18A, Class INC, 11.66%, 4/20/27 (a)(b)		2,565	1,755,612
Madison Park Funding X Ltd.:
Series 2012-10A, Class DR, 5.36%, 1/20/29 (a)(b)		5,000	5,083,331
Series 2012-10A, Class ER, 8.78%, 1/20/29 (a)(b)(c)		2,000	2,056,600
Madison Park Funding XIV Ltd.,
Series 2014-14A, Class DR, 4.41%, 7/20/26 (a)(b)		4,221	4,220,890
Madison Park Funding XIX Ltd.,
Series 2015-19A, Class D, 7.60%, 1/22/28 (a)(b)		1,000	1,004,963
Madison Park Funding XV Ltd.,
Series 2014-15A, Class B1R, 3.37%, 1/27/26 (a)(b)		1,000	1,001,596
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 4.86%, 4/20/26 (a)(b)		1,500	1,508,318
Mill Creek CLO Ltd., Series 2016-1A, Class E, 8.91%, 4/20/28 (a)(b)		1,000	1,003,200

BLACKROCK FUNDS II	JUNE 30, 2017	3

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
MP CLO VI Ltd.:
Series 2014-2A, Class CR, 3.41%, 1/15/27 (a)(b)	USD	1,000	$984,175
Series 2014-2A, Class DR, 4.66%, 1/15/27 (a)(b)		3,000	2,973,390
MP CLO VII Ltd., Series 2015-1A, Class D, 4.81%, 4/18/27 (a)(b)		2,750	2,731,293
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class C, 4.00%, 1/23/24 (a)(b)		2,000	2,002,385
Series 2012-13A, Class D, 5.65%, 1/23/24 (a)(b)		1,000	1,002,270
Neuberger Berman CLO XVII Ltd.,
Series 2014-17A, Class DR, 4.78%, 4/22/29 (a)(b)		1,500	1,499,565
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class BR, 3.73%, 11/14/27 (a)(b)		1,500	1,508,722
Series 2014-18A, Class CR, 5.43%, 11/14/27 (a)(b)		3,250	3,275,415
Series 2014-18A, Class DR, 8.93%, 11/14/27 (a)(b)		1,000	1,015,674
Neuberger Berman CLO XX Ltd.:
Series 2015-20A, Class D, 5.11%, 1/15/28 (a)(b)		1,000	1,003,923
Series 2015-20A, Class E, 7.61%, 1/15/28 (a)(b)		3,875	3,879,250
Neuberger Berman CLO XXI Ltd.,
Series 2016-21A, Class E, 8.16%, 4/20/27 (a)(b)		1,000	990,792
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class D, 5.01%, 10/17/27 (a)(b)		3,750	3,745,263
Series 2016-22A, Class E, 7.91%, 10/17/27 (a)(b)		2,000	2,005,045
Neuberger Berman CLO XXIII Ltd.,
Series 2016-23A, Class E, 7.74%, 10/17/27 (a)(b)		2,250	2,251,538
Oak Hill Credit Partners XI Ltd.,
Series 2015-11A, Class E, 7.86%, 10/20/28 (a)(b)		2,250	2,253,677
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, 5.35%, 1/23/27 (a)(b)(c)		1,950	1,952,925
OCP CLO Ltd.:
Series 2012-2A, Class DR, 5.64%, 11/22/25 (a)(b)		1,000	1,006,036
Series 2014-7A, Class A1A, 2.76%, 10/20/26 (a)(b)		1,000	1,002,685
OCP Euro DAC, Series 2017-1X, Class E, 5.35%, 6/18/30 (a)(c)	EUR	1,700	1,849,818
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class D, 6.11%, 4/15/27 (a)(b)	USD	1,000	1,014,568
Series 2016-1A, Class E, 9.01%, 4/15/27 (a)(b)		2,500	2,536,945
Octagon Investment Partners 27 Ltd.,
Series 2016-1A, Class E, 8.26%, 7/15/27 (a)(b)		1,500	1,524,739
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.84%, 10/25/25 (a)(b)		3,500	3,502,131
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class D1R, 4.42%, 11/25/25 (a)(b)(c)		1,750	1,750,000
OneMain Financial Issuance Trust,
Series 2015-2A, Class C, 4.32%, 7/18/25 (b)		1,500	1,499,726
OZLM IX Ltd., Series 2014-9A, Class CR, 4.71%, 1/20/27 (a)(b)		2,000	2,002,325

Asset-Backed Securities		Par (000)	Value
OZLM XI Ltd.:
Series 2015-11A, Class B, 4.17%, 1/30/27 (a)(b)	USD	3,000	$3,000,122
Series 2015-11A, Class C1, 5.22%, 1/30/27 (a)(b)		5,750	5,759,485
OZLM XII Ltd., Series 2015-12A, Class B, 4.07%, 4/30/27 (a)(b)		1,500	1,511,146
OZLM XIII Ltd., Series 2015-13A, Class C, 5.67%, 7/30/27 (a)(b)		1,500	1,520,274
OZLM XIV Ltd., Series 2015-14A, Class C, 5.51%, 1/15/29 (a)(b)		3,000	3,021,412
OZLME BV, Series 1X, Class E, 6.45%, 1/18/30 (a)	EUR	990	1,137,421
Palmer Square CLO Ltd.:
Series 2014-1A, Class CR, 5.16%, 1/17/27 (a)(b)	USD	1,825	1,837,211
Series 2015-1A, Class BR, 3.72%, 5/21/29 (a)(b)		3,750	3,777,281
Series 2015-1A, Class CR, 4.67%, 5/21/29 (a)(b)		1,000	997,862
Pinnacle Park CLO Ltd., Series 2014-1A,
Class CR, 3.81%, 4/15/26 (a)(b)		1,000	1,000,471
Race Point IX CLO Ltd., Series 2015-9A,
Class A1, 2.67%, 4/15/27 (a)(b)		1,000	1,001,302
Race Point VII CLO Ltd., Series 2012-7A,
Class CR, 3.83%, 11/08/24 (a)(b)		4,000	4,002,119
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 4.11%, 7/25/26 (a)(b)		2,000	1,999,967
Series 2014-1AR, Class CR, 0.00%, 7/25/26 (a)(b)		2,000	2,000,000
Seneca Park CLO Ltd., Series 2014-1A,
Class SUB, 0.00%, 7/17/26 (a)(b)		2,500	1,406,379
Sound Point CLO III Ltd., Series 2013-2A,
Class DR, 4.51%, 7/15/25 (a)(b)		3,250	3,249,930
Sound Point CLO IV Ltd.:
Series 2013-3A, Class CR, 3.41%, 1/21/26 (a)(b)(c)		1,500	1,500,000
Series 2013-3A, Class DR, 4.56%, 1/21/26 (a)(b)(c)		4,750	4,750,000
Sound Point CLO IX Ltd., Series 2015-2A,
Class D, 4.71%, 7/20/27 (a)(b)		2,000	2,002,685
Sound Point CLO XII Ltd., Series 2016-2A,
Class D, 5.41%, 10/20/28 (a)(b)		1,000	1,012,791
Sound Point CLO XV Ltd., Series 2017-1A,
Class E, 7.00%, 1/23/29 (a)(b)(c)		1,000	973,200
Symphony CLO XII Ltd., Series 2013-12A,
Class DR, 4.41%, 10/15/25 (a)(b)		3,000	3,000,566
Symphony CLO XVI Ltd., Series 2015-16A,
Class E, 6.61%, 7/15/28 (a)(b)		1,000	994,731
Symphony CLO XVII Ltd., Series 2016-17A,
Class D, 5.96%, 4/15/28 (a)(b)		750	761,633
Symphony CLO XVIII Ltd., Series 2016-18A,
Class D, 5.13%, 1/23/28 (a)(b)		1,000	1,011,274
THL Credit Wind River CLO Ltd., Series 2014-3A,
Class DR, 4.47%, 1/22/27 (a)(b)(c)		1,000	1,000,000
TICP CLO I Ltd., Series 2015-1A, Class C, 4.16%, 7/20/27 (a)(b)		1,500	1,501,446
Treman Park CLO Ltd., Series 2015-1A, Class D, 5.02%, 4/20/27 (a)(b)		1,800	1,803,196
Venture XIII CLO Ltd., Series 2013-13A, Class D, 4.78%, 6/10/25 (a)(b)		2,000	2,001,079
Venture XVII CLO Ltd., Series 2014-17A, Class B1, 3.26%, 7/15/26 (a)(b)		1,000	1,000,013
Venture XX CLO Ltd., Series 2015-20A, Class C, 4.31%, 4/15/27 (a)(b)		2,250	2,251,877
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 5.29%, 1/20/29 (a)(b)		3,300	3,304,619

4	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Vibrant CLO II Ltd., Series 2013-2A, Class C, 4.75%, 7/24/24 (a)(b)	USD	1,000	$995,057
Vibrant CLO III Ltd., Series 2015-3A, Class BR, 4.11%, 4/20/26 (a)(b)(c)		1,000	1,006,000
Voya CLO Ltd.:
Series 2012-2RA, Class DR, 5.11%, 10/15/22 (a)(b)		2,250	2,261,454
Series 2012-2RA, Class ER, 7.16%, 10/15/22 (a)(b)		3,125	3,128,171
Series 2013-2A, Class C, 4.66%, 4/25/25 (a)(b)		1,000	1,002,042
Series 2014-4A, Class C, 5.16%, 10/14/26 (a)(b)		3,000	3,000,014
Series 2016-3A, Class C, 5.01%, 10/18/27 (a)(b)		2,000	2,021,649
Series 2016-3A, Class D, 8.01%, 10/18/27 (a)(b)		1,000	1,005,838
Series 2016-4A, Class E2, 7.75%, 7/20/29 (a)(b)		1,000	1,008,046
Westcott Park CLO Ltd.:
Series 2016-1A, Class D, 5.51%, 7/20/28 (a)(b)		1,250	1,267,084
Series 2016-1A, Class E, 8.36%, 7/20/28 (a)(b)		1,000	1,019,802
York CLO 1 Ltd., Series 2014-1A, Class DR, 4.55%, 1/22/27 (a)(b)		2,500	2,477,607
York CLO 2 Ltd., Series 2015-1A, Class E, 7.40%, 10/22/27 (a)(b)		2,000	1,994,601
Total Asset-Backed Securities — 2.8%			529,469,333

Common Stocks		Shares	Value
Auto Components — 0.1%
Lear Corp.		1,538	218,519
UCI International, Inc. (c)		1,260,653	16,691,046

			16,909,565
Capital Markets — 0.0%
Freedom Pay, Inc. (c)(d)		314,534	3
Chemicals — 0.0%
Advanced Emissions Solutions, Inc. (d)		310,220	2,841,615
Diversified Financial Services — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT		1,108,793	222
Adelphia Recovery Trust, Series Arahova INT		242,876	24
Adelphia Recovery Trust, Series Frontiervision INT		131,748	132
Concrete Investment I SCA (c)(d)		165,000	4,240,240
Concrete Investment I SCA — Stapled (c)(d)(e)		165,000	2
Concrete Investment II SCA — Stapled (c)(d)(e)		34,464	—

			4,240,620
Hotels, Restaurants & Leisure — 0.3%
Amaya, Inc. (d)		2,258,029	40,361,746
Amaya, Inc. (d)		781,880	13,975,924

			54,337,670
Media — 0.1%
Altice USA, Inc., Class A (d)		427,794	13,817,746
Metals & Mining — 0.1%
Teck Resources Ltd., Class B		451,420	7,823,109
Oil, Gas & Consumable Fuels — 0.1%
Halcon Resources Corp. (d)		3,480,000	15,799,200
Laricina Energy Ltd. (c)(d)(f)		376,471	3
Osum Oil Sands Corp. (c)(d)(f)		1,600,000	3,022,825
Peninsula Energy Ltd. (d)(g)		13,944,024	3,590,312

			22,412,340

Common Stocks		Shares	Value
Real Estate Management & Development — 0.0%
Aroundtown Property Holdings PLC		388,253	$2,112,167
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (d)		1,381	12,899
Software — 0.0%
kCAD Holdings I Ltd. (c)(d)	4,067,849,248		3,864,457
Transportation Infrastructure — 0.1%
Gener8 Maritime, Inc. (d)	4,104,897		23,356,864
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc. (d)		609,245	36,932,432
Total Common Stocks — 1.0%			188,661,487

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 2.0%
Arconic, Inc.:
6.15%, 8/15/20	USD	11,850	12,753,563
5.13%, 10/01/24		48,344	50,156,900
5.90%, 2/01/27		10,088	10,857,210
6.75%, 1/15/28		2,652	2,930,460
5.95%, 2/01/37		6,335	6,382,513
Bombardier, Inc.:
8.75%, 12/01/21 (b)		47,522	52,749,420
6.00%, 10/15/22 (b)		17,054	17,054,000
6.13%, 1/15/23 (b)		7,798	7,817,495
7.50%, 3/15/25 (b)		36,320	37,682,000
Engility Corp., 8.88%, 9/01/24		15,759	17,118,214
KLX, Inc., 5.88%, 12/01/22 (b)		43,785	45,974,250
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		5,340	5,433,450
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (b)		1,600	1,792,000
TransDigm, Inc.:
6.00%, 7/15/22		50,054	51,555,620
6.50%, 7/15/24		40,139	41,443,517
6.50%, 5/15/25		12,682	12,903,935
6.38%, 6/15/26		3,782	3,838,730

			378,443,277
Air Freight & Logistics — 0.2%
WFS Global Holding SAS:
9.50%, 7/15/22	EUR	3,860	4,803,948
9.50%, 7/15/22		438	512,760
XPO Logistics, Inc.:
5.75%, 6/15/21		2,941	3,495,448
6.50%, 6/15/22 (b)	USD	14,802	15,542,100
6.13%, 9/01/23 (b)		15,468	16,106,055

			40,460,311
Airlines — 0.2%
Air Medical Group Holdings, Inc., 6.38%, 5/15/23 (b)		10,522	9,969,595
Norwegian Air Shuttle ASA Pass-Through Trust, Series 2016-1, Class B, 7.50%, 11/10/23 (b)		10,139	10,975,628
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (b)		12,558	12,809,289

			33,754,512
Auto Components — 0.6%
Adient Global Holdings Ltd., 3.50%, 8/15/24	EUR	2,175	2,519,332
Faurecia, 3.63%, 6/15/23		3,357	4,027,104
Gestamp Funding Luxembourg SA, 3.50%, 5/15/23		1,000	1,190,671
Grupo-Antolin Irausa SA, 3.25%, 4/30/24		2,840	3,312,641

BLACKROCK FUNDS II	JUNE 30, 2017	5

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Auto Components (continued)
HP Pelzer Holding GmbH, 4.13%, 4/01/24	EUR	2,578	$3,034,716
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	33,673	34,009,730
6.00%, 8/01/20		8,122	8,360,584
6.25%, 2/01/22		7,811	8,142,967
6.75%, 2/01/24		20,765	21,649,589
IHO Verwaltungs GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (h)	EUR	5,000	5,810,471
4.13% (4.13% Cash or 4.88% PIK), 9/15/21 (b)(h)	USD	7,074	7,206,637
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (h)	EUR	4,425	5,180,374
4.50% (4.50% Cash or 5.25% PIK), 9/15/23 (b)(h)	USD	9,178	9,315,670
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (h)	EUR	1,825	2,173,016
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21		1,215	1,415,525
ZF North America Capital, Inc., 4.75%, 4/29/25 (b)	USD	3,388	3,574,340

			120,923,367
Automobiles — 0.0%
Aston Martin Capital Holdings Ltd., 5.75%, 4/15/22	GBP	1,627	2,220,283
Fiat Chrysler Finance Europe, 4.75%, 7/15/22	EUR	2,294	2,908,832

			5,129,115
Banks — 0.7%
Allied Irish Banks PLC, 4.13%, 11/26/25 (a)	EUR	7,783	9,456,069
Banco BPM SpA:
4.25%, 1/30/19		1,500	1,795,737
2.75%, 7/27/20		5,600	6,598,373
Banco Espirito Santo SA:
2.63%, 5/08/17 (a)(d)(i)		10,400	3,563,515
4.75%, 1/15/18 (a)(d)(i)		12,300	4,214,542
4.00%, 1/21/19 (a)(d)(i)		12,000	4,111,748
Bank of Ireland, 4.25%, 6/11/24 (a)		6,564	7,909,532
Bankia SA:
4.00%, 5/22/24 (a)		10,600	12,555,493
3.38%, 3/15/27 (a)		1,900	2,207,306
CaixaBank SA, 3.50%, 2/15/27 (a)		4,000	4,770,935
CIT Group, Inc.:
5.50%, 2/15/19 (b)	USD	3,769	3,957,450
5.38%, 5/15/20		3,645	3,922,931
5.00%, 8/01/23		17,287	18,626,743
6.00%, 4/01/36		21,122	21,650,050
Intesa Sanpaolo SpA:
5.15%, 7/16/20	EUR	2,000	2,552,857
6.63%, 9/13/23		1,735	2,431,679
UniCredit SpA:
6.95%, 10/31/22		4,550	6,268,060
5.75%, 10/28/25 (a)		8,970	11,263,961
4.38%, 1/03/27 (a)		4,400	5,307,650
Unione di Banche Italiane SpA, 4.45%, 9/15/27 (a)		1,750	2,054,132

			135,218,763
Biotechnology — 0.0%
Grifols SA, 3.20%, 5/01/25		1,600	1,830,707
Building Products — 0.6%
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)	USD	31,712	33,059,760
Masonite International Corp., 5.63%, 3/15/23 (b)		17,237	18,012,665
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	4,220	4,925,824

Corporate Bonds		Par (000)	Value
Building Products (continued)
Ply Gem Industries, Inc., 6.50%, 2/01/22	USD	13,449	$14,086,752
Standard Industries, Inc.:
5.50%, 2/15/23 (b)		14,743	15,553,865
5.38%, 11/15/24 (b)		112	118,020
6.00%, 10/15/25 (b)		7,892	8,444,440
USG Corp.:
5.50%, 3/01/25 (b)		4,081	4,336,063
4.88%, 6/01/27 (b)		10,429	10,728,834

			109,266,223
Capital Markets — 0.1%
CPUK Finance Ltd.:
4.25%, 8/28/22	GBP	2,391	3,132,350
4.88%, 8/28/25		1,495	1,972,793
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12 (a)(d)(i)	EUR	4,550	389,759
4.75%, 1/16/14 (a)(d)(i)		14,545	1,245,945
0.00%, 2/05/14 (a)(d)(i)		22,800	1,953,080
Lincoln Finance Ltd., 6.88%, 4/15/21		900	1,100,616
LPL Holdings, Inc., 5.75%, 9/15/25 (b)	USD	2,257	2,347,280

			12,141,823
Chemicals — 2.2%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	1,800	2,160,724
Axalta Coating Systems LLC, 4.88%, 8/15/24 (b)	USD	13,769	14,216,493
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		12,331	14,920,510
10.00%, 10/15/25		9,080	11,191,100
CF Industries, Inc.:
7.13%, 5/01/20		7,390	8,165,950
5.15%, 3/15/34		6,410	5,929,250
4.95%, 6/01/43		5,347	4,585,053
Chemours Co.:
6.63%, 5/15/23		17,199	18,187,943
7.00%, 5/15/25		4,569	4,980,210
5.38%, 5/15/27		12,445	12,848,094
Hexion, Inc., 10.38%, 2/01/22 (b)		13,957	13,817,430
Huntsman International LLC:
4.88%, 11/15/20		12,233	12,875,233
5.13%, 11/15/22		12,439	13,309,730
5.13%, 4/15/21	EUR	1,190	1,536,980
INEOS Finance PLC, 4.00%, 5/01/23		7,310	8,598,605
INEOS Group Holdings SA, 5.38%, 8/01/24		2,100	2,535,530
INOVYN Finance PLC, 6.25%, 5/15/21		1,040	1,242,194
Koppers, Inc., 6.00%, 2/15/25 (b)	USD	14,943	15,876,937
Momentive Performance Materials, Inc.:
3.88%, 10/24/21		72,350	71,807,375
Escrow, 0.00%, 10/15/20 (c)(d)(i)		22,959	2
Platform Specialty Products Corp.:
10.38%, 5/01/21 (b)		4,610	5,099,813
6.50%, 2/01/22 (b)		95,862	98,977,515
PQ Corp., 6.75%, 11/15/22 (b)		23,989	25,788,175
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	3,207	3,840,532
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22		3,929	4,781,897
Tronox Finance LLC:
6.38%, 8/15/20	USD	12,475	12,506,187
7.50%, 3/15/22 (b)		5,276	5,434,280
WR Grace & Co-Conn, 5.13%, 10/01/21 (b)		20,492	21,977,670

			417,191,412
Commercial Services & Supplies — 1.9%
ACCO Brands Corp., 5.25%, 12/15/24 (b)		2,024	2,102,430
Acosta, Inc., 7.75%, 10/01/22 (b)		19,322	14,636,415

6	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
ADT Corp.:
3.50%, 7/15/22	USD	16,817	$16,265,402
4.13%, 6/15/23		14,543	14,415,749
4.88%, 7/15/32 (b)		25,159	22,014,125
Advanced Disposal Services, Inc., 5.63%, 11/15/24 (b)		9,931	10,228,930
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	3,452	3,962,265
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (h)		3,582	4,191,666
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)	USD	20,616	21,775,650
Covanta Holding Corp., 5.88%, 7/01/25		13,928	13,510,160
GW Honos Security Corp., 8.75%, 5/15/25 (b)		5,490	5,743,913
Intrum Justitia AB:
2.63%, 7/15/22 (a)	EUR	1,657	1,902,955
2.75%, 7/15/22		2,194	2,517,209
KAR Auction Services, Inc., 5.13%, 6/01/25 (b)	USD	23,269	23,705,294
La Financiere Atalian SAS, 4.00%, 5/15/24	EUR	3,898	4,607,933
Mobile Mini, Inc., 5.88%, 7/01/24	USD	31,530	32,712,375
Paprec Holding SA, 5.25%, 4/01/22	EUR	2,546	3,053,316
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)	USD	103,355	112,311,744
Ritchie Bros. Auctioneers, Inc., 5.38%, 1/15/25 (b)		9,178	9,568,065
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 6/01/25 (b)		11,962	12,231,145
Tervita Escrow Corp., 7.63%, 12/01/21 (b)		27,615	27,822,113
Verisure Holding AB, 6.00%, 11/01/22	EUR	1,305	1,621,897

			360,900,751
Communications Equipment — 0.8%
CommScope Technologies LLC:
6.00%, 6/15/25 (b)	USD	211	225,243
5.00%, 3/15/27 (b)		18,261	18,215,347
CommScope, Inc., 5.50%, 6/15/24 (b)		14,539	15,134,227
Hughes Satellite Systems Corp.:
5.25%, 8/01/26		27,209	28,433,405
6.63%, 8/01/26		2,683	2,884,225
Nokia OYJ:
5.38%, 5/15/19		765	808,268
3.38%, 6/12/22		6,667	6,717,669
4.38%, 6/12/27		9,369	9,538,860
6.63%, 5/15/39		33,596	38,677,395
Riverbed Technology, Inc., 8.88%, 3/01/23 (b)		19,932	20,255,895

			140,890,534
Construction & Engineering — 0.3%
AECOM, 5.13%, 3/15/27		3,023	3,034,336
Brand Energy & Infrastructure Services, Inc., 8.50%, 7/15/25 (b)		34,847	36,066,645
SPIE SA, 3.13%, 3/22/24	EUR	2,100	2,497,723
Tutor Perini Corp., 6.88%, 5/01/25 (b)	USD	7,631	8,031,627

			49,630,331
Construction Materials — 0.1%
Cemex Finance LLC, 4.63%, 6/15/24	EUR	3,300	4,074,890
Kerneos Corp. SAS, 5.75%, 3/01/21		789	926,782
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/01/22 (b)	USD	10,179	11,031,491

			16,033,163
Consumer Finance — 1.2%
Ally Financial, Inc.:
4.13%, 3/30/20		708	727,470
5.13%, 9/30/24		1,598	1,685,762
4.63%, 3/30/25		515	527,453
8.00%, 11/01/31		90,882	111,330,450

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
DFC Finance Corp., 12.00% (1.00% Cash and 11.00% PIK), 6/16/20 (b)(h)	USD	15,741	$9,601,782
Navient Corp.:
5.00%, 10/26/20		5,000	5,187,500
6.63%, 7/26/21		12,475	13,426,219
6.50%, 6/15/22		4,059	4,302,540
5.50%, 1/25/23		8,138	8,270,243
7.25%, 9/25/23		5,026	5,415,515
6.13%, 3/25/24		3,561	3,667,830
5.88%, 10/25/24		8,246	8,392,779
6.75%, 6/25/25		12,861	13,254,932
5.63%, 8/01/33		10,133	8,464,095
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (b)		10,023	10,524,150
7.25%, 12/15/21 (b)		9,741	10,259,708
Springleaf Finance Corp., 6.13%, 5/15/22		4,530	4,779,150

			219,817,578
Containers & Packaging — 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (b)		33,440	34,610,400
4.25%, 1/15/22	EUR	2,848	3,326,334
4.13%, 5/15/23		2,450	2,963,914
4.63%, 5/15/23 (b)	USD	6,463	6,621,925
2.75%, 3/15/24	EUR	6,300	7,332,275
6.75%, 5/15/24		5,222	6,657,671
7.25%, 5/15/24 (b)	USD	68,727	75,170,156
6.00%, 2/15/25 (b)		52,108	54,713,400
4.75%, 7/15/27 (b)	GBP	4,000	5,202,009
4.75%, 7/15/27		3,210	4,174,612
Ball Corp.:
5.00%, 3/15/22	USD	8,130	8,678,775
4.00%, 11/15/23		495	506,138
4.38%, 12/15/23	EUR	800	1,033,648
BWAY Holding Co., 5.50%, 4/15/24 (b)	USD	32,701	33,395,896
Crown European Holdings SA, 3.38%, 5/15/25	EUR	1,900	2,249,406
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (b)	USD	3,864	4,018,560
Horizon Holdings I SAS, 7.25%, 8/01/23	EUR	1,793	2,169,048
Horizon Parent Holdings S.à r.l., 8.25% (8.25% Cash or 8.25% PIK), 2/15/22 (h)		4,975	5,937,907
JH-Holding Finance SA, 8.25% (8.25% Cash or 10.00% PIK), 12/01/22 (h)		2,200	2,750,510
OI European Group BV, 3.13%, 11/15/24		1,452	1,681,513
ProGroup AG:
5.13%, 5/01/22		2,838	3,421,003
2.50%, 3/31/24		1,527	1,752,787
Reynolds Group Issuer, Inc.:
6.88%, 2/15/21	USD	11,854	12,179,728
4.66%, 7/15/21 (a)(b)		34,000	34,552,500
7.00%, 7/15/24 (b)		36,330	38,971,736
5.75%, 10/15/20		32,841	33,607,509
Sealed Air Corp.:
4.88%, 12/01/22 (b)		9,201	9,799,065
4.50%, 9/15/23	EUR	1,426	1,827,900
6.88%, 7/15/33 (b)	USD	2,159	2,482,850
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (b)		29,929	31,275,805
Silgan Holdings, Inc., 3.25%, 3/15/25	EUR	2,190	2,554,501
Verallia Packaging SASU, 5.13%, 8/01/22		3,800	4,576,718

			440,196,199
Distributors — 0.2%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)	USD	24,551	25,410,285
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	3,589	4,429,169

BLACKROCK FUNDS II	JUNE 30, 2017	7

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Distributors (continued)
VWR Funding, Inc., 4.63%, 4/15/22	EUR	1,050	$1,244,381

			31,083,835
Diversified Consumer Services — 0.2%
Cognita Financing PLC, 7.75%, 8/15/21	GBP	2,150	2,917,052
Laureate Education, Inc., 8.25%, 5/01/25 (b)		14,598	15,656,355
Service Corp. International, 4.50%, 11/15/20	USD	3,900	3,973,125
Sotheby’s, 5.25%, 10/01/22 (b)		8,475	8,665,687

			31,212,219
Diversified Financial Services — 2.5%
Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, 2/01/25 (b)		36,390	37,436,213
Alpine Finance Merger Sub LLC, 6.88%, 8/01/25 (b)		10,413	10,595,227
Altice Financing SA:
6.63%, 2/15/23 (b)		13,925	14,773,589
7.50%, 5/15/26 (b)		51,084	56,703,240
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (b)		48,678	50,655,544
5.50%, 5/15/26 (b)		12,811	13,451,550
Amigo Luxembourg SA, 7.63%, 1/15/24	GBP	2,000	2,705,488
Arrow Global Finance PLC:
5.13%, 9/15/24		900	1,213,238
2.88%, 4/01/25 (a)	EUR	2,329	2,665,393
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (b)	USD	6,127	5,805,333
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	1,100	1,308,364
Cabot Financial Luxembourg SA:
6.50%, 4/01/21	GBP	800	1,074,787
7.50%, 10/01/23		1,100	1,543,736
CNH Industrial Finance Europe SA, 1.38%, 5/23/22	EUR	3,498	4,027,051
Eagle Holding Co. II LLC, 7.63% (7.63% Cash or 8.38% PIK), 5/15/22 (b)(h)	USD	16,506	16,980,547
eircom Finance DAC, 4.50%, 5/31/22	EUR	2,250	2,685,560
Exela Intermediate LLC/Exela Finance, Inc., 10.00%, 7/15/23 (b)	USD	15,874	15,675,575
FBM Finance, Inc., 8.25%, 8/15/21 (b)		7,195	7,707,644
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	1,730	2,409,286
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (b)	USD	13,150	13,478,750
6.88%, 4/15/22 (b)		24,154	24,093,615
Jerrold Finco PLC:
6.25%, 9/15/21	GBP	2,820	3,809,926
6.13%, 1/15/24		2,425	3,199,538
Mercury Bondco PLC:
7.13% (7.13% Cash or 7.88% PIK), 5/30/21 (h)	EUR	10,850	12,888,046
8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (h)		5,807	6,942,140
Nielsen Co. Luxembourg S.à r.l., 5.00%, 2/01/25 (b)	USD	8,691	8,908,275
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	1,050	1,270,988
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23 (b)	USD	7,918	8,511,850
7.50%, 2/01/23	EUR	2,140	2,624,466
10.50%, 2/01/24 (b)	USD	34,932	38,163,210
Virgin Media Finance PLC:
4.50%, 1/15/25	EUR	723	860,492
5.75%, 1/15/25 (b)	USD	37,214	38,609,525
Virgin Media Secured Finance PLC:
5.13%, 1/15/25	GBP	2,230	3,046,477
5.50%, 1/15/25		3,600	4,934,068
5.25%, 1/15/26 (b)	USD	26,920	28,018,605
5.50%, 8/15/26 (b)		8,006	8,386,285
4.88%, 1/15/27	GBP	6,056	8,099,300

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
6.25%, 3/28/29	GBP	100	$140,941

			465,403,862
Diversified Telecommunication Services — 4.6%
Altice Finco SA, 8.13%, 1/15/24 (b)	USD	2,700	2,936,250
CenturyLink, Inc.:
Series P, 7.60%, 9/15/39		2,294	2,133,420
Series S, 6.45%, 6/15/21		39,639	42,810,120
Series U, 7.65%, 3/15/42		18,457	17,141,939
Series W, 6.75%, 12/01/23		14,878	16,021,821
Series Y, 7.50%, 4/01/24		10,603	11,610,285
Cincinnati Bell, Inc., 7.00%, 7/15/24 (b)		21,841	22,828,213
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (b)		21,244	22,545,195
Consolidated Communications, Inc., 6.50%, 10/01/22		7,052	7,016,740
Frontier Communications Corp.:
8.13%, 10/01/18		16,921	17,872,806
7.13%, 3/15/19		2,694	2,808,495
6.25%, 9/15/21		13,739	12,262,057
7.13%, 1/15/23		15,272	12,713,940
7.63%, 4/15/24		21,946	18,078,017
6.88%, 1/15/25		53,751	42,328,913
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		24,014	22,693,230
5.50%, 8/01/23		29,503	24,413,733
9.75%, 7/15/25 (b)		24,248	24,217,690
Level 3 Communications, Inc., 5.75%, 12/01/22		7,200	7,470,000
Level 3 Financing, Inc.:
5.63%, 2/01/23		19,134	19,899,360
5.13%, 5/01/23		7,518	7,804,586
5.38%, 1/15/24		23,331	24,351,731
5.38%, 5/01/25		22,150	23,312,875
5.25%, 3/15/26		33,989	35,267,326
OTE PLC, 3.50%, 7/09/20	EUR	7,250	8,591,623
Qwest Corp., 6.75%, 12/01/21	USD	7,930	8,760,779
SBA Communications Corp., 4.88%, 9/01/24 (b)		16,071	16,352,243
Telecom Italia Capital SA:
6.38%, 11/15/33		9,784	10,566,720
6.00%, 9/30/34		36,186	38,261,629
7.20%, 7/18/36		14,959	17,343,091
7.72%, 6/04/38		2,028	2,453,880
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	1,000	1,582,936
Telecom Italia SpA:
1.13%, 3/26/22 (j)		1,500	1,698,580
3.25%, 1/16/23		2,200	2,772,014
5.88%, 5/19/23	GBP	6,750	10,133,612
3.63%, 1/19/24	EUR	2,400	3,049,744
5.30%, 5/30/24 (b)	USD	11,550	12,387,375
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	8,949	11,156,006
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		1,801	2,249,150
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (b)	USD	26,383	29,614,917
UPC Holding BV, 6.75%, 3/15/23	EUR	3,000	3,661,101
Wind Acquisition Finance SA:
6.50%, 4/30/20 (b)	USD	5,725	5,925,375
4.00%, 7/15/20	EUR	6,900	7,963,600
7.00%, 4/23/21		1,200	1,425,954
7.38%, 4/23/21 (b)	USD	52,747	54,856,880
4.75%, 7/15/20 (b)		16,385	16,557,043

8	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Xplornet Communications, Inc., 9.63% (9.63% Cash or 10.63% PIK), 6/01/22 (b)(h)	USD	5,529	$5,750,160
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		45,059	47,424,597
6.38%, 5/15/25		19,706	21,270,065
5.75%, 1/15/27 (b)		44,178	46,221,233
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	2,836	3,428,148
5.88%, 1/15/25 (b)	USD	22,981	23,612,977
Ziggo Secured Finance BV, 4.25%, 1/15/27	EUR	3,900	4,713,902

			860,324,076
Electric Utilities — 0.0%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		2,525	3,034,476
Drax Finco PLC, 4.25%, 5/01/22	GBP	1,406	1,871,541
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	3,866	4,612,406

			9,518,423
Electrical Equipment — 0.4%
GrafTech International Ltd., 6.38%, 11/15/20	USD	5,000	4,437,500
Sensata Technologies BV:
5.63%, 11/01/24 (b)		5,526	5,926,635
5.00%, 10/01/25 (b)		15,723	16,443,113
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (b)		18,490	20,154,100
Senvion Holding GmbH, 3.88%, 10/25/22	EUR	2,418	2,810,054
Vertiv Group Corp., 9.25%, 10/15/24 (b)	USD	24,635	26,605,800

			76,377,202
Electronic Equipment, Instruments & Components — 0.3%
Anixter, Inc., 5.63%, 5/01/19		3,455	3,636,387
Belden, Inc., 5.50%, 4/15/23	EUR	5,100	6,147,913
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	8,627	8,982,864
5.50%, 12/01/24		24,175	26,146,713
5.00%, 9/01/25		7,007	7,269,763

			52,183,640
Energy Equipment & Services — 1.3%
Ensco PLC:
4.50%, 10/01/24		10,479	8,068,830
5.20%, 3/15/25		2,611	2,121,437
Noble Holding International Ltd.:
4.63%, 3/01/21		756	618,030
7.75%, 1/15/24		12,894	10,202,377
Noble Holding U.S. LLC/Noble Drilling Services 6 LLC/Noble Drilling Holding LLC, 7.50%, 3/15/19		8,160	8,180,400
Parker Drilling Co., 7.50%, 8/01/20		12,237	10,585,005
Pioneer Energy Services Corp., 6.13%, 3/15/22		17,675	13,698,125
Precision Drilling Corp., 5.25%, 11/15/24		3,342	2,915,895
Rowan Cos., Inc.:
4.88%, 6/01/22		4,830	4,479,825
4.75%, 1/15/24		2,500	2,125,000
7.38%, 6/15/25		34,847	32,494,827
Saipem Finance International BV, 2.75%, 4/05/22	EUR	1,878	2,150,324
SESI LLC:
6.38%, 5/01/19	USD	5,895	5,821,313
7.13%, 12/15/21		5,760	5,486,400
Transocean, Inc.:
6.00%, 3/15/18		6,884	7,038,890
5.80%, 10/15/22 (a)		24,792	22,994,580
9.00%, 7/15/23 (b)		30,267	31,402,013

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
6.80%, 3/15/38	USD	10,500	$7,665,000
Weatherford International LLC, 6.80%, 6/15/37		6,372	5,448,060
Weatherford International Ltd.:
7.75%, 6/15/21		9,190	9,235,950
8.25%, 6/15/23		4,370	4,370,000
9.88%, 2/15/24 (b)		13,239	13,834,755
6.50%, 8/01/36		15,151	12,878,350
7.00%, 3/15/38		6,939	5,932,845
5.95%, 4/15/42		12,870	10,038,600

			239,786,831
Equity Real Estate Investment Trusts (REITs) — 1.5%
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 3/15/24 (b)		20,680	21,300,400
5.38%, 3/15/27 (b)		1,320	1,374,450
Equinix, Inc.:
5.38%, 4/01/23		9,145	9,499,369
5.88%, 1/15/26		8,713	9,499,871
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)		2,966	3,073,517
GEO Group, Inc.:
5.13%, 4/01/23		17,809	17,898,045
5.88%, 10/15/24		9,665	9,979,113
6.00%, 4/15/26		6,291	6,526,913
GLP Capital LP/GLP Financing II, Inc., 5.38%, 4/15/26		3,971	4,337,484
Iron Mountain, Inc., 6.00%, 10/01/20 (b)		13,010	13,465,350
iStar, Inc.:
4.00%, 11/01/17		5,910	5,910,000
6.00%, 4/01/22		6,366	6,525,150
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		70,182	76,498,380
4.50%, 9/01/26		24,262	24,413,637
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		4,170	4,263,825
Uniti Group, Inc./CSL Capital LLC:
6.00%, 4/15/23 (b)		687	714,906
8.25%, 10/15/23		42,818	44,102,540
7.13%, 12/15/24 (b)		4,693	4,659,295
Uniti Group, Inc./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.13%, 12/15/24 (b)		9,626	9,541,773

			273,584,018
Food & Staples Retailing — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (b)		3,317	3,292,123
5.75%, 3/15/25 (b)		9,427	8,767,110
Casino Guichard Perrachon SA:
5.98%, 5/26/21 (a)	EUR	2,300	3,100,458
4.56%, 1/25/23 (a)		5,300	6,843,026
4.50%, 3/07/24 (a)		3,400	4,348,753
3.58%, 2/07/25 (a)		2,200	2,638,676
Rite Aid Corp.:
6.75%, 6/15/21	USD	5,564	5,714,228
6.13%, 4/01/23 (b)		8,362	8,210,439
7.70%, 2/15/27		16,176	16,337,760

			59,252,573
Food Products — 0.5%
B&G Foods, Inc., 5.25%, 4/01/25		4,014	4,094,280
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (b)		20,127	21,259,144
Darling Global Finance BV, 4.75%, 5/30/22	EUR	1,052	1,261,621

BLACKROCK FUNDS II	JUNE 30, 2017	9

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Food Products (continued)
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (b)	USD	6,888	$7,093,262
JBS USA LUX SA/JBS USA Finance, Inc.:
5.88%, 7/15/24 (b)		5,154	4,831,875
5.75%, 6/15/25 (b)		30,459	28,631,460
Post Holdings, Inc.:
5.50%, 3/01/25 (b)		23,860	24,605,625
5.00%, 8/15/26 (b)		6,988	6,970,530
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	2,100	2,442,892
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)	USD	87	92,655

			101,283,344
Health Care Equipment & Supplies — 0.5%
Alere, Inc.:
6.50%, 6/15/20		1,562	1,585,430
6.38%, 7/01/23 (b)		12,659	13,592,601
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		53,874	50,102,820
Hologic, Inc., 5.25%, 7/15/22 (b)		23,031	24,182,550
Teleflex, Inc., 4.88%, 6/01/26		1,044	1,067,490

			90,530,891
Health Care Providers & Services — 6.1%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		3,775	3,897,687
5.63%, 2/15/23		14,059	14,542,278
6.50%, 3/01/24		8,738	9,327,815
Centene Corp.:
5.63%, 2/15/21		20,630	21,506,775
4.75%, 5/15/22		12,637	13,189,869
6.13%, 2/15/24		3,527	3,813,322
4.75%, 1/15/25		31,455	32,320,013
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		32,367	32,528,835
7.13%, 7/15/20		21,112	20,557,810
5.13%, 8/01/21		10,995	11,132,437
6.88%, 2/01/22		659	575,801
6.25%, 3/31/23		47,204	48,731,049
DaVita, Inc.:
5.13%, 7/15/24		3,824	3,881,360
5.00%, 5/01/25		17,516	17,559,790
Envision Healthcare Corp.:
5.13%, 7/01/22 (b)		21,133	21,687,741
5.63%, 7/15/22		46,960	48,662,300
6.25%, 12/01/24 (b)		12,993	13,870,027
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (b)		180	196,875
HCA, Inc.:
6.50%, 2/15/20		34,269	37,396,046
7.50%, 2/15/22		16,037	18,462,596
5.88%, 3/15/22		11,020	12,218,425
5.00%, 3/15/24		53,405	56,542,544
5.38%, 2/01/25		61,027	64,371,280
5.25%, 4/15/25		16,394	17,623,550
5.88%, 2/15/26		15,978	17,256,240
5.25%, 6/15/26		45,579	49,156,951
4.50%, 2/15/27		36,170	37,209,887
5.50%, 6/15/47		64,631	66,893,085
Series 1, 5.88%, 5/01/23		18,895	20,571,931
HealthSouth Corp.:
5.13%, 3/15/23		3,129	3,222,870
5.75%, 11/01/24		2,230	2,288,537
5.75%, 9/15/25		5,811	6,116,077
HomeVi SAS, 6.88%, 8/15/21	EUR	1,001	1,187,197
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19	USD	18,466	18,558,330
MEDNAX, Inc., 5.25%, 12/01/23 (b)		18,901	19,468,030

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc., 4.88%, 6/15/25 (b)	USD	7,479	$7,535,093
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)		43,992	46,906,470
NewCo Sab MidCo SASU, 5.38%, 4/15/25	EUR	1,169	1,397,150
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)	USD	19,482	20,894,445
Surgery Center Holdings, Inc.:
8.88%, 4/15/21 (b)		4,963	5,378,651
6.75%, 7/01/25 (b)		16,225	16,427,813
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	6,920	8,554,958
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		2,293	2,914,845
Team Health Holdings, Inc., 6.38%, 2/01/25 (b)	USD	44,989	43,639,330
Tenet Healthcare Corp.:
6.25%, 11/01/18		7,389	7,795,395
6.75%, 2/01/20		11,015	11,455,600
6.00%, 10/01/20		18,305	19,609,231
7.50%, 1/01/22 (b)		9,272	10,058,266
8.13%, 4/01/22		70,791	75,126,949
6.75%, 6/15/23		18,583	18,583,000
4.63%, 7/15/24 (b)		4,695	4,700,869
THC Escrow Corp. III:
4.63%, 7/15/24 (b)		13,082	13,117,321
5.13%, 5/01/25 (b)		10,426	10,465,097
7.00%, 8/01/25 (b)		21,166	21,086,627
Unilabs Subholding AB, 5.75%, 5/15/25	EUR	2,305	2,648,983
Vizient, Inc., 10.38%, 3/01/24 (b)	USD	4,940	5,681,000
WellCare Health Plans, Inc., 5.25%, 4/01/25		5,543	5,806,293

			1,126,308,746
Health Care Technology — 0.1%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (b)		13,226	13,490,520
Hotels, Restaurants & Leisure — 3.2%
Aramark Services, Inc., 5.13%, 1/15/24		11,902	12,511,977
BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (b)		3,257	3,338,425
6.00%, 4/01/22 (b)		22,132	22,934,285
4.25%, 5/15/24 (b)		34,696	34,477,068
Burger King France SAS:
5.25%, 5/01/23 (a)	EUR	3,466	4,096,811
6.00%, 5/01/24		2,924	3,548,382
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20	USD	55,405	57,067,150
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	1,000	1,207,895
5.88%, 5/15/23		1,000	1,198,917
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		2,230	2,610,675
Eldorado Resorts, Inc., 6.00%, 4/01/25 (b)	USD	5,528	5,859,680
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (b)		6,439	6,527,536
International Game Technology PLC:
6.25%, 2/15/22 (b)		1,900	2,075,750
4.75%, 2/15/23	EUR	3,104	3,862,270
Jacobs Entertainment, Inc., 7.88%, 2/01/24 (b)	USD	4,797	5,204,745
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/01/27 (b)		3,966	4,050,277
Melco Resorts Finance Ltd., 4.88%, 6/06/25 (b)		15,009	15,019,697
MGM Resorts International:
5.25%, 3/31/20		38,419	40,676,116
6.75%, 10/01/20		25,222	27,943,454
6.63%, 12/15/21		43,220	48,514,450
7.75%, 3/15/22		5,015	5,886,356

10	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)	USD	6,313	$6,313,000
NH Hotel Group SA, 3.75%, 10/01/23	EUR	3,464	4,172,309
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	1,290	1,669,835
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21		494	707,539
Series A6, 5.94%, 9/30/22		1,722	2,385,299
Series A7, 5.27%, 3/30/24		4,406	5,875,333
Punch Taverns Finance PLC, Series M3, 5.84%, 10/15/27 (a)(b)		6,353	8,253,817
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)	USD	66,397	70,712,805
10.00%, 12/01/22		55,863	61,239,814
Six Flags Entertainment Corp.:
4.88%, 7/31/24 (b)		27,171	27,337,287
5.50%, 4/15/27 (b)		13,810	14,224,300
Snai SpA, 6.38%, 11/07/21	EUR	2,795	3,416,033
Station Casinos LLC, 7.50%, 3/01/21	USD	27,388	28,483,520
Sterling Entertainment Enterprises LLC, 9.75%, 12/25/19 (b)(c)		29,820	29,521,800
Stonegate Pub Co. Financing PLC:
4.66%, 3/15/22 (a)	GBP	1,375	1,802,070
4.88%, 3/15/22		3,100	4,116,000
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	2,327	2,863,767
TVL Finance PLC, 5.20%, 5/15/23 (a)	GBP	2,156	2,850,217
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		1,399	1,985,782
Series A4, 5.66%, 6/30/27		3,807	5,555,096
Series N, 6.46%, 3/30/32		4,100	5,223,186
Vue International Bidco PLC, 7.88%, 7/15/20		1,942	2,588,810

			599,909,535
Household Durables — 0.9%
AV Homes, Inc., 6.63%, 5/15/22 (b)	USD	6,279	6,475,219
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (b)		10,392	10,755,720
CalAtlantic Group, Inc.:
8.38%, 1/15/21		20,053	23,712,673
6.25%, 12/15/21		3,525	3,948,000
5.25%, 6/01/26		1,331	1,380,913
Lennar Corp.:
4.50%, 11/15/19		141	146,288
4.75%, 4/01/21		3,359	3,560,540
4.13%, 1/15/22		2,790	2,884,163
4.75%, 11/15/22		12,479	13,258,937
4.88%, 12/15/23		6,287	6,683,867
Mattamy Group Corp., 6.88%, 12/15/23 (b)		6,673	6,814,801
Meritage Homes Corp., 5.13%, 6/06/27 (b)		6,575	6,583,219
PulteGroup, Inc.:
5.50%, 3/01/26		10,957	11,669,205
6.38%, 5/15/33		14,380	15,027,100
6.00%, 2/15/35		8,347	8,367,867
Tempur Sealy International, Inc.:
5.63%, 10/15/23		2,500	2,593,750
5.50%, 6/15/26		16,832	17,105,520
TRI Pointe Group, Inc.:
4.38%, 6/15/19		9,100	9,320,220
4.88%, 7/01/21		1,689	1,777,673
5.88%, 6/15/24		1,186	1,251,230
5.25%, 6/01/27		11,400	11,428,500
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		5,531	5,378,897
William Lyon Homes, Inc., 5.88%, 1/31/25		3,619	3,727,570

			173,851,872

Corporate Bonds		Par (000)	Value
Household Products — 0.2%
HRG Group, Inc., 7.88%, 7/15/19	USD	11,930	$12,228,250
Spectrum Brands, Inc.:
6.63%, 11/15/22		14,742	15,442,245
4.00%, 10/01/26	EUR	2,400	2,847,416

			30,517,911
Independent Power and Renewable Electricity Producers — 0.9%
AES Corp.:
4.88%, 5/15/23	USD	14,115	14,379,656
6.00%, 5/15/26		4,481	4,794,670
Calpine Corp.:
6.00%, 1/15/22 (b)		5,513	5,699,064
5.88%, 1/15/24 (b)		4,125	4,248,750
Dynegy, Inc.:
6.75%, 11/01/19		22,880	23,595,000
7.38%, 11/01/22		32,727	32,317,913
7.63%, 11/01/24		3,409	3,306,730
NRG Energy, Inc.:
7.88%, 5/15/21		5,886	6,077,295
6.63%, 3/15/23		2,575	2,645,813
6.25%, 5/01/24		6,272	6,334,720
6.63%, 1/15/27 (a)		40,906	40,957,133
NRG Yield Operating LLC, 5.38%, 8/15/24		815	854,731
Pattern Energy Group, Inc., 5.88%, 2/01/24 (b)		5,000	5,262,500
Talen Energy Supply LLC, 6.50%, 6/01/25		4,824	3,400,920
TerraForm Power Operating LLC, 6.38%, 2/01/23 (b)(k)		12,008	12,488,320

			166,363,215
Insurance — 1.2%
Alliant Holdings Intermediate LLC, 8.25%, 8/01/23 (b)		31,872	33,864,000
Assicurazioni Generali SpA:
7.75%, 12/12/42 (a)	EUR	2,700	3,815,322
5.50%, 10/27/47 (a)		2,260	2,874,883
BNP Paribas Cardif SA, 4.03% (a)(l)		3,300	4,021,316
Credit Agricole Assurances SA, 4.50% (a)(l)		2,000	2,464,194
Groupama SA, 6.00%, 1/23/27		3,800	5,147,886
HUB International Ltd., 7.88%, 10/01/21 (b)	USD	46,687	48,671,197
KIRS Midco 3 PLC:
8.38%, 7/15/23	GBP	4,900	6,286,304
8.63%, 7/15/23 (b)	USD	27,942	28,291,275
Old Mutual PLC, 8.00%, 6/03/21	GBP	1,600	2,405,272
Pension Insurance Corp. PLC, 6.50%, 7/03/24		1,425	1,978,867
Radian Group, Inc.:
5.25%, 6/15/20	USD	3,960	4,207,500
7.00%, 3/15/21		2,725	3,048,594
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)		61,763	70,950,246
USIS Merger Sub, Inc., 6.88%, 5/01/25 (b)		7,530	7,661,775

			225,688,631
Internet & Direct Marketing Retail — 0.2%
Netflix, Inc.:
5.38%, 2/01/21		3,640	3,931,637
5.50%, 2/15/22		5,881	6,386,354
4.38%, 11/15/26 (b)		30,578	30,501,555
3.63%, 5/15/27	EUR	4,655	5,403,115

			46,222,661
Internet Software & Services — 0.3%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.à r.l./Greeneden U.S. Holdings II LLC, 10.00%, 11/30/24 (b)	USD	13,300	14,945,875
GTT Communications, Inc., 7.88%, 12/31/24 (b)		7,658	8,194,060

BLACKROCK FUNDS II	JUNE 30, 2017	11

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Internet Software & Services (continued)
JDA Escrow LLC/JDA Bond Finance, Inc., 7.38%, 10/15/24 (b)	USD	23,793	$24,744,720
United Group BV, 7.88%, 11/15/20	EUR	4,510	5,354,575

			53,239,230
IT Services — 2.1%
Alliance Data Systems Corp.:
5.25%, 12/01/17 (b)	USD	16,822	16,948,165
6.38%, 4/01/20 (b)		5,000	5,062,500
5.88%, 11/01/21 (b)		15,351	15,888,285
5.38%, 8/01/22 (b)		24,909	25,158,090
APX Group, Inc.:
6.38%, 12/01/19		3,171	3,258,203
8.75%, 12/01/20		29,863	30,833,547
7.88%, 12/01/22		18,519	20,093,115
Booz Allen Hamilton, Inc., 5.13%, 5/01/25 (b)		26,769	26,300,543
First Data Corp.:
7.00%, 12/01/23 (b)		59,055	63,041,213
5.75%, 1/15/24 (b)		116,738	121,261,597
Gartner, Inc., 5.13%, 4/01/25 (b)		16,201	17,017,692
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	420	577,802
Sabre GLBL, Inc.:
5.38%, 4/15/23 (b)	USD	10,934	11,398,695
5.25%, 11/15/23 (b)		5,071	5,261,163
WEX, Inc., 4.75%, 2/01/23 (b)		21,090	21,195,450

			383,296,060
Life Sciences Tools & Services — 0.9%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (b)		24,869	26,982,865
Jaguar Holding Co. II/Pharmaceutical Product
Development LLC, 6.38%, 8/01/23 (b)		79,578	83,855,317
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical
Diagnostics SA, 6.63%, 5/15/22 (b)		57,975	55,366,125
Quintiles IMS, Inc.:
3.25%, 3/15/25 (b)	EUR	3,175	3,685,747
3.25%, 3/15/25		800	928,692
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)	USD	5,356	5,516,680

			176,335,426
Machinery — 1.0%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (b)		42,853	42,853,000
Allison Transmission, Inc., 5.00%, 10/01/24 (b)		8,010	8,210,250
CMF SpA, 9.00%, 6/15/22	EUR	2,508	2,865,664
Colfax Corp., 3.25%, 5/15/25		3,771	4,393,197
EnPro Industries, Inc., 5.88%, 9/15/22 (b)	USD	7,529	7,848,983
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	3,375	3,930,317
6.00%, 7/15/22 (b)	USD	48,991	49,113,477
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (b)		11,541	12,550,837
Mercer International, Inc., 6.50%, 2/01/24 (b)		7,007	7,316,639
Navistar International Corp., 8.25%, 11/01/21		10,401	10,505,010
SPX FLOW, Inc.:
5.63%, 8/15/24 (b)		4,623	4,761,690
5.88%, 8/15/26 (b)		6,551	6,763,907
Terex Corp., 5.63%, 2/01/25 (b)		20,825	21,423,719

			182,536,690
Marine — 0.0%
CMA CGM SA, 7.75%, 1/15/21	EUR	3,292	3,915,064
Media — 8.3%
Altice Luxembourg SA:
7.25%, 5/15/22		2,200	2,664,755

Corporate Bonds		Par (000)	Value
Media (continued)
6.25%, 2/15/25	EUR	3,000	$3,739,121
7.75%, 5/15/22 (b)	USD	25,842	27,424,823
AMC Networks, Inc.:
4.75%, 12/15/22		8,256	8,518,541
5.00%, 4/01/24		14,399	14,740,976
Banijay Group SAS, 4.00%, 7/01/22	EUR	2,424	2,816,197
Cablevision Systems Corp.:
8.63%, 9/15/17	USD	6,300	6,378,750
7.75%, 4/15/18		23,072	23,937,200
8.00%, 4/15/20		12,642	14,080,027
CBS Radio, Inc., 7.25%, 11/01/24 (b)		4,989	5,138,670
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		3,073	3,163,346
5.13%, 5/01/23 (b)		38,264	40,177,200
5.13%, 5/01/27 (b)		143,193	146,414,843
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
6.38%, 9/15/20 (b)		3,956	4,035,120
5.13%, 12/15/21 (b)		51,267	52,211,851
5.13%, 12/15/21 (b)		25,817	26,268,797
7.75%, 7/15/25 (b)		58,936	65,124,280
Clear Channel International BV, 8.75%, 12/15/20 (b)		32,648	34,606,880
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.63%, 3/15/20		18,475	18,197,875
Series A, 6.50%, 11/15/22		24,765	25,260,300
Series B, 7.63%, 3/15/20		70,437	70,084,815
Series B, 6.50%, 11/15/22		94,763	97,387,935
CSC Holdings LLC:
7.88%, 2/15/18		8,894	9,171,937
7.63%, 7/15/18		4,409	4,651,495
10.13%, 1/15/23 (b)		87,441	101,431,560
5.25%, 6/01/24		32,024	32,667,682
6.63%, 10/15/25 (b)		14,470	15,918,447
10.88%, 10/15/25 (b)		86,780	104,461,425
DISH DBS Corp.:
5.88%, 7/15/22		11,169	12,006,675
5.00%, 3/15/23		28,325	29,033,125
5.88%, 11/15/24		5,137	5,481,025
7.75%, 7/01/26		59,310	70,282,350
DISH Network Corp., 3.38%, 8/15/26 (b)(j)		24,807	30,078,487
iHeartCommunications, Inc.:
9.00%, 12/15/19		10,766	8,451,310
9.00%, 3/01/21		10,107	7,580,250
9.00%, 9/15/22		24,190	17,900,600
10.63%, 3/15/23		50,832	38,378,160
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (b)		5,703	6,002,407
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (b)		5,926	5,733,405
MDC Partners, Inc., 6.50%, 5/01/24 (b)		25,447	25,383,383
Midcontinent Communications/Midcontinent Finance Corp.:
6.25%, 8/01/21 (b)		14,075	14,539,475
6.88%, 8/15/23 (b)		7,556	8,141,590
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (b)		6,760	6,844,500
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		7,104	7,361,520
5.88%, 3/15/25		2,700	2,828,250
SFR Group SA:
5.38%, 5/15/22	EUR	2,921	3,479,418
6.00%, 5/15/22 (b)	USD	33,817	35,381,036
6.00%, 5/15/22		1,100	1,150,875
7.38%, 5/01/26 (b)		83,571	90,674,535

12	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
Sirius XM Radio, Inc., 4.63%, 5/15/23 (b)	USD	6,096	$6,271,260
TEGNA, Inc.:
5.13%, 10/15/19		5,496	5,619,660
5.50%, 9/15/24 (b)		4,205	4,331,150
Townsquare Media, Inc., 6.50%, 4/01/23 (b)		4,806	4,830,030
Tribune Media Co., 5.88%, 7/15/22		15,945	16,702,387
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.00%, 1/15/25 (b)		4,180	4,378,550
6.25%, 1/15/29	EUR	2,781	3,600,460
5.75%, 1/15/23		4,507	5,411,534
5.63%, 4/15/23		943	1,138,773
4.00%, 1/15/25		6,711	8,077,360
4.63%, 2/15/26		4,000	4,955,479
3.50%, 1/15/27		1,071	1,260,799
Univision Communications, Inc.:
6.75%, 9/15/22 (b)	USD	1,480	1,539,200
5.13%, 5/15/23 (b)		18,433	18,611,431
5.13%, 2/15/25 (b)		18,202	18,042,733
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	8,500	10,101,480
Urban One, Inc., 7.38%, 4/15/22 (b)	USD	4,415	4,569,525
Videotron Ltd./Videotron Ltee, 5.13%, 4/15/27 (b)		15,307	15,727,943
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	2,650	3,602,533
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	2,025	2,440,066
Ziggo Bond Co. BV, 7.13%, 5/15/24		1,000	1,280,519

			1,529,880,096
Metals & Mining — 5.9%
Alcoa Nederland Holding BV, 7.00%, 9/30/26 (b)	USD	6,617	7,262,157
Anglo American Capital PLC:
3.63%, 5/14/20 (b)		9,279	9,429,784
4.45%, 9/27/20 (b)		7,280	7,588,599
4.13%, 4/15/21 (b)		3,000	3,082,500
3.50%, 3/28/22	EUR	4,950	6,200,170
4.13%, 9/27/22 (b)	USD	1,800	1,840,500
3.25%, 4/03/23	EUR	3,200	3,983,396
4.88%, 5/14/25 (b)	USD	30,281	31,492,240
ArcelorMittal:
3.00%, 4/09/21	EUR	1,100	1,353,975
3.13%, 1/14/22		600	739,214
7.50%, 10/15/39 (a)	USD	5,840	6,548,100
7.25%, 3/01/41		25,892	28,545,930
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (b)		11,269	12,283,210
Constellium NV:
7.00%, 1/15/23	EUR	1,700	1,996,336
8.00%, 1/15/23 (b)	USD	30,994	31,923,820
5.75%, 5/15/24 (b)		19,165	17,727,625
6.63%, 3/01/25 (b)		45,321	43,394,857
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (b)		33,935	34,783,375
7.25%, 5/15/22 (b)		1,091	1,115,548
7.25%, 4/01/23 (b)		1,598	1,562,045
7.50%, 4/01/25 (b)		15,781	15,425,927
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		15,889	15,849,277
2.38%, 3/15/18		117,458	116,870,710
3.10%, 3/15/20		36,969	36,183,409
4.00%, 11/14/21		18,404	17,989,910
3.55%, 3/01/22		40,830	38,265,059
3.88%, 3/15/23		57,783	53,738,190
4.55%, 11/14/24		4,096	3,860,480
5.40%, 11/14/34		8,369	7,511,177
5.45%, 3/15/43		94,279	81,296,782

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (b)	USD	12,029	$13,607,806
Kaiser Aluminum Corp., 5.88%, 5/15/24		5,126	5,395,115
Kinross Gold Corp.:
4.50%, 7/15/27 (b)		7,541	7,522,147
6.88%, 9/01/41		5,000	5,337,500
Novelis Corp.:
6.25%, 8/15/24 (b)		52,373	54,991,650
5.88%, 9/30/26 (b)		59,121	60,894,630
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	1,700	1,965,231
Nyrstar NV, 4.25%, 9/25/18 (j)		400	464,856
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/22 (b)	USD	6,407	6,557,229
Steel Dynamics, Inc.:
5.13%, 10/01/21		25,189	25,868,599
6.38%, 8/15/22		12,995	13,466,069
5.25%, 4/15/23		11,386	11,827,207
5.50%, 10/01/24		9,873	10,490,063
5.00%, 12/15/26		6,665	6,839,956
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25 (b)		14,320	14,141,000
Teck Resources Ltd.:
4.50%, 1/15/21		4,715	4,915,387
4.75%, 1/15/22		4,611	4,772,385
3.75%, 2/01/23		25,132	24,472,285
8.50%, 6/01/24 (b)		45,526	52,582,530
6.13%, 10/01/35		7,135	7,438,237
6.00%, 8/15/40		42,964	43,178,820
5.20%, 3/01/42		27,678	25,740,540
5.40%, 2/01/43		21,623	20,318,917
thyssenkrupp AG:
2.75%, 3/08/21	EUR	1,100	1,326,586
1.38%, 3/03/22		4,575	5,216,568
United States Steel Corp., 8.38%, 7/01/21 (b)	USD	20,963	23,059,300

			1,092,234,915
Mortgage Real Estate Investment Trusts (REITs) —0.1%
Starwood Property Trust, Inc., 5.00%, 12/15/21 (b)		18,923	19,679,920
Multiline Retail — 0.3%
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	1,875	2,526,602
Dollar Tree, Inc., 5.75%, 3/01/23	USD	38,371	40,492,916
JC Penney Corp., Inc.:
8.13%, 10/01/19		2,895	3,162,787
6.38%, 10/15/36		4,185	3,007,969
7.40%, 4/01/37		1,950	1,477,125

			50,667,399
Oil, Gas & Consumable Fuels — 9.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (b)		7,489	7,545,167
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (b)		3,720	3,803,700
Antero Resources Corp.:
5.13%, 12/01/22		4,986	4,996,869
5.63%, 6/01/23		5,001	5,063,513
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (b)		18,925	18,925,000
Blackstone CQP HoldCo LP, 6.50%, 2/27/20 (b)		135,385	136,033,900
California Resources Corp., 8.00%, 12/15/22 (b)		9,006	5,696,295
Callon Petroleum Co.:
6.13%, 10/01/24 (b)		8,840	8,994,700
6.13%, 10/01/24		7,722	7,857,135

BLACKROCK FUNDS II	JUNE 30, 2017	13

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/23	USD	7,680	$7,392,000
8.25%, 7/15/25		5,433	5,555,243
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24		29,991	33,364,987
5.88%, 3/31/25		29,723	31,692,149
5.13%, 6/30/27 (b)		40,361	41,370,025
Chesapeake Energy Corp.:
6.88%, 11/15/20		13,867	13,867,000
5.75%, 3/15/23		2,015	1,813,500
8.00%, 1/15/25 (b)		5,149	5,097,510
8.00%, 6/15/27 (b)		4,785	4,701,263
CONSOL Energy, Inc.:
5.88%, 4/15/22		169,744	166,773,480
8.00%, 4/01/23		1,498	1,572,900
Continental Resources, Inc.:
3.80%, 6/01/24		10,036	9,189,162
4.90%, 6/01/44		16,762	13,996,270
Covey Park Energy LLC/Covey Park Finance Corp., 7.50%, 5/15/25 (b)		12,207	12,207,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/01/23		11,960	12,139,400
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (b)		24,909	25,593,997
7.75%, 2/15/23 (b)		13,100	13,820,500
DCP Midstream Operating LP:
6.45%, 11/03/36 (b)		13,654	14,404,970
6.75%, 9/15/37 (b)		2,311	2,484,325
DEA Finance SA, 7.50%, 10/15/22	EUR	1,700	2,082,817
Denbury Resources, Inc.:
9.00%, 5/15/21 (b)	USD	8,288	7,894,320
5.50%, 5/01/22		40,454	22,654,240
4.63%, 7/15/23		13,473	7,140,690
Diamondback Energy, Inc., 5.38%, 5/31/25 (b)		12,872	13,065,080
Eclipse Resources Corp., 8.88%, 7/15/23		4,630	4,606,850
Energy Transfer Equity LP:
7.50%, 10/15/20		10,714	11,972,895
5.88%, 1/15/24		25,220	26,733,200
5.50%, 6/01/27		31,399	32,497,965
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		20,950	16,524,313
8.00%, 11/29/24 (b)		12,372	12,341,070
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.88%, 7/15/21 (b)		19,375	19,907,813
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		4,525	4,513,687
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 9/30/21 (b)		25,910	25,586,125
Gulfport Energy Corp.:
6.63%, 5/01/23		3,553	3,561,883
6.00%, 10/15/24 (b)		2,292	2,228,970
6.38%, 5/15/25 (b)		7,049	6,943,265
Halcon Resources Corp., 6.75%, 2/15/25 (b)		58,383	52,544,700
Matador Resources Co., 6.88%, 4/15/23		13,483	13,988,613
MEG Energy Corp.:
6.38%, 1/30/23 (b)		15,828	12,227,130
7.00%, 3/31/24 (b)		26,391	20,519,003
6.50%, 1/15/25 (b)		51,019	46,427,290
Murphy Oil Corp.:
4.70%, 12/01/22		7,156	6,909,118
6.13%, 12/01/42		6,372	6,005,610
Newfield Exploration Co., 5.63%, 7/01/24		8,551	8,914,417
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 7/15/19		11,680	11,592,400
6.88%, 10/15/21		9,740	9,666,950
7.50%, 11/01/23 (b)		14,482	14,282,873

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC, 7.77%, 12/15/37 (b)	USD	34,307	$40,825,330
Oasis Petroleum, Inc.:
6.50%, 11/01/21		7,429	7,206,130
6.88%, 3/15/22		4,581	4,443,570
6.88%, 1/15/23		3,387	3,276,923
ONEOK, Inc.:
7.50%, 9/01/23		16,365	19,515,263
6.00%, 6/15/35		2,460	2,647,698
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 6/01/24 (b)		2,461	2,584,050
5.38%, 1/15/25 (b)		16,999	17,126,493
5.25%, 8/15/25 (b)		5,070	5,057,325
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25 (b)		13,353	12,868,954
Peabody Energy Corp.:
6.00%, 3/31/22 (b)		2,630	2,610,275
6.38%, 3/31/25 (b)		6,928	6,824,080
QEP Resources, Inc., 5.38%, 10/01/22		2	1,925
Range Resources Corp.:
5.88%, 7/01/22 (a)(b)		18,885	19,168,275
5.00%, 3/15/23 (b)		9,543	9,328,283
4.88%, 5/15/25		6,100	5,795,000
Resolute Energy Corp.:
8.50%, 5/01/20		16,799	16,715,005
8.50%, 5/01/20 (b)		2,250	2,238,750
Rockies Express Pipeline LLC:
5.63%, 4/15/20 (b)		8,215	8,728,437
6.88%, 4/15/40 (b)		35,073	38,229,570
RSP Permian, Inc.:
6.63%, 10/01/22		16,514	17,133,275
5.25%, 1/15/25 (b)		9,780	9,792,225
Sanchez Energy Corp.:
7.75%, 6/15/21		2,010	1,819,050
6.13%, 1/15/23 (a)		60,461	48,368,800
Seven Generations Energy Ltd., 6.88%, 6/30/23 (b)		33,926	35,367,855
SM Energy Co.:
1.50%, 7/01/21 (j)		21,380	19,215,275
6.50%, 11/15/21		4,350	4,230,375
6.13%, 11/15/22		7,859	7,466,050
6.50%, 1/01/23		2,878	2,741,295
5.00%, 1/15/24		10,373	9,180,105
5.63%, 6/01/25		4,673	4,217,383
6.75%, 9/15/26		6,965	6,649,346
Southwestern Energy Co., 5.80%, 1/23/20 (a)		64,584	65,956,410
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 9/15/24 (b)		11,660	11,805,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 2/01/25 (b)		6,787	6,990,610
5.38%, 2/01/27 (b)		5,049	5,225,715
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		12,348	12,841,920
6.25%, 10/15/22		4,625	4,914,063
Trinidad Drilling Ltd., 6.63%, 2/15/25 (b)		24,582	23,352,900
Tullow Oil PLC:
6.00%, 11/01/20 (b)		3,630	3,448,500
6.00%, 11/01/20		1,300	1,235,000
6.25%, 4/15/22		2,060	1,877,175
6.25%, 4/15/22 (b)		600	546,750
Whiting Petroleum Corp.:
5.00%, 3/15/19		12,978	12,896,887
5.75%, 3/15/21		9,327	8,767,380
Williams Cos., Inc.:
4.55%, 6/24/24		1,327	1,363,493

14	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.75%, 6/24/44	USD	58,311	$60,206,107
WPX Energy, Inc.:
7.50%, 8/01/20		17,030	17,881,500
6.00%, 1/15/22		12,139	12,017,610
8.25%, 8/01/23		1,378	1,495,130

			1,683,480,517
Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 4/15/23 (b)		9,595	10,242,663
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	2,000	2,395,664
Smurfit Kappa Acquisitions Unlimited Co., 2.38%, 2/01/24		925	1,081,107
Stora Enso OYJ, 2.50%, 6/07/27		1,650	1,870,417

			15,589,851
Personal Products — 0.2%
Nature’s Bounty Co., 7.63%, 5/15/21 (b)	USD	31,988	33,987,250
Pharmaceuticals — 1.8%
Catalent Pharma Solutions, Inc., 4.75%, 12/15/24	EUR	900	1,100,160
Endo DAC/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (b)	USD	6,374	5,357,347
5.88%, 10/15/24 (b)		10,336	10,646,080
Endo Finance LLC, 5.75%, 1/15/22 (b)		4,585	4,125,583
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (a)(b)		8,766	8,393,445
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/01/25 (a)(b)		8,247	6,721,305
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (b)		3,900	3,797,625
5.75%, 8/01/22 (b)		5,905	5,550,700
5.63%, 10/15/23 (b)		8,166	7,451,475
5.50%, 4/15/25 (b)		20,259	17,726,625
Prestige Brands, Inc., 6.38%, 3/01/24 (b)		15,850	16,939,687
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		874	876,185
7.00%, 10/01/20 (b)		43,201	42,498,984
6.38%, 10/15/20 (b)		29,189	28,276,844
7.50%, 7/15/21 (b)		23,421	22,689,094
6.75%, 8/15/21 (b)		15,664	14,880,800
5.63%, 12/01/21 (b)		16,367	14,771,217
6.50%, 3/15/22 (b)		19,824	20,790,420
7.25%, 7/15/22 (b)		4,420	4,154,800
5.50%, 3/01/23 (b)		1,462	1,240,858
4.50%, 5/15/23	EUR	1,214	1,136,710
7.00%, 3/15/24 (b)	USD	31,157	32,753,796
5.88%, 5/15/23 (b)		25,371	21,755,633
6.13%, 4/15/25 (b)		43,551	36,855,034

			330,490,407
Real Estate Management & Development — 0.4%
ADLER Real Estate AG, 4.75%, 4/08/20	EUR	1,583	1,891,052
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (h)	GBP	4,102	6,263,808
Howard Hughes Corp., 5.38%, 3/15/25 (b)	USD	10,898	11,143,205
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (b)		7,254	7,489,755
5.25%, 12/01/21 (b)		15,581	16,328,888
4.88%, 6/01/23 (b)		26,892	27,093,690

			70,210,398
Road & Rail — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (b)		4,413	4,368,870

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
5.50%, 4/01/23	USD	4,495	$4,466,906
6.38%, 4/01/24 (b)(m)		4,210	4,199,475
5.25%, 3/15/25 (b)		14,595	13,737,544
Avis Budget Finance PLC:
4.13%, 11/15/24 (m)	EUR	2,900	3,247,891
4.50%, 5/15/25		4,070	4,554,808
Hertz Corp.:
7.63%, 6/01/22 (b)	USD	22,890	22,835,064
5.50%, 10/15/24 (b)		1,478	1,211,960
Hertz Holdings Netherlands BV:
4.38%, 1/15/19	EUR	1,100	1,265,564
4.13%, 10/15/21		3,925	4,365,270
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (b)	USD	14,468	15,123,690
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (b)		7,749	8,078,333

			87,455,375
Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc.:
7.50%, 8/15/22		4,083	4,532,130
7.00%, 7/01/24		3,170	3,356,237
Micron Technology, Inc.:
5.25%, 8/01/23 (b)		20,291	21,072,203
7.50%, 9/15/23		4,900	5,478,200
5.50%, 2/01/25		544	573,920
3.00%, 11/15/43 (j)		17,145	19,288,125
Microsemi Corp., 9.13%, 4/15/23 (b)		1,290	1,477,050
NXP BV/NXP Funding LLC:
4.13%, 6/15/20 (b)		15,678	16,466,917
4.13%, 6/01/21 (b)		23,150	24,376,950
4.63%, 6/15/22 (b)		15,667	16,842,025
3.88%, 9/01/22 (b)		8,004	8,334,165
5.75%, 3/15/23 (b)		10,277	10,816,543
4.63%, 6/01/23 (b)		19,684	21,234,115
Versum Materials, Inc., 5.50%, 9/30/24 (b)		7,948	8,355,335

			162,203,915
Software — 2.2%
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		91,960	95,208,027
CDK Global, Inc., 4.88%, 6/01/27 (b)		17,426	17,905,215
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (b)		2,990	2,877,875
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (b)(h)		16,832	17,336,960
Infor U.S., Inc., 6.50%, 5/15/22		73,068	75,625,380
Informatica LLC, 7.13%, 7/15/23 (b)		19,792	20,144,693
Nuance Communications, Inc.:
5.38%, 8/15/20 (b)		2,051	2,084,329
6.00%, 7/01/24		7,015	7,470,975
5.63%, 12/15/26 (b)		6,667	7,117,023
PTC, Inc., 6.00%, 5/15/24		6,916	7,486,570
Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)		27,994	29,813,610
Sophia LP/Sophia Finance, Inc., 9.00%, 9/30/23 (b)		8,854	9,208,160
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		33,119	35,278,690
Symantec Corp., 5.00%, 4/15/25 (b)		10,480	10,967,949
TIBCO Software, Inc., 11.38%, 12/01/21 (b)		59,497	65,595,443

			404,120,899
Specialty Retail — 0.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		17,864	18,176,620

BLACKROCK FUNDS II	JUNE 30, 2017	15

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
Autodis SA:
4.38%, 5/01/22	EUR	1,400	$1,654,979
4.38%, 5/01/22 (a)		975	1,130,971
Group 1 Automotive, Inc., 5.00%, 6/01/22	USD	4,355	4,420,325
L Brands, Inc.:
6.63%, 4/01/21		3,560	3,942,700
6.88%, 11/01/35		20,352	19,639,680
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)		13,907	7,683,617
Penske Automotive Group, Inc.:
5.75%, 10/01/22		12,957	13,378,103
5.50%, 5/15/26		2,660	2,646,700
PetSmart, Inc., 5.88%, 6/01/25 (b)		8,377	8,073,334
THOM Europe SAS, 7.38%, 7/15/19	EUR	1,350	1,572,836

			82,319,865
Technology Hardware, Storage & Peripherals — 0.6%
Dell International LLC/EMC Corp., 7.13%, 6/15/24 (b)	USD	38,023	41,797,011
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25 (b)		22,918	22,918,000
Western Digital Corp.:
7.38%, 4/01/23 (b)		22,539	24,764,726
10.50%, 4/01/24		20,611	24,314,384

			113,794,121
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc., 4.63%, 5/15/24 (b)		3,407	3,458,105
Levi Strauss & Co., 3.38%, 3/15/27	EUR	2,050	2,365,060
PVH Corp.:
4.50%, 12/15/22	USD	5,000	5,162,500
7.75%, 11/15/23		450	533,250
SMCP Group SAS, 5.88%, 5/01/23	EUR	2,525	3,138,385
Springs Industries, Inc., 6.25%, 6/01/21	USD	2,844	2,939,985

			17,597,285
Thrifts & Mortgage Finance — 0.2%
Deutsche Pfandbriefbank AG, 4.60%, 2/22/27	EUR	1,000	1,241,491
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (b)	USD	16,274	16,721,535
MGIC Investment Corp., 5.75%, 8/15/23		2,117	2,281,067
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (b)		9,040	9,175,600

			29,419,693
Trading Companies & Distributors — 1.5%
Aircastle Ltd.:
7.63%, 4/15/20		1,026	1,159,380
5.50%, 2/15/22		13,358	14,560,220
American Builders & Contractors Supply Co., Inc.:
5.63%, 4/15/21 (b)		2,435	2,505,006
5.75%, 12/15/23 (b)		6,113	6,464,497
Ashtead Capital, Inc., 5.63%, 10/01/24 (b)		4,934	5,304,050
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		7,593	8,162,475
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (b)		63,291	65,822,640
HD Supply, Inc.:
5.25%, 12/15/21 (b)		72,207	75,772,221
5.75%, 4/15/24 (b)		41,161	43,733,563
Herc Rentals, Inc.:
7.50%, 6/01/22 (b)		9,908	10,452,940
7.75%, 6/01/24 (b)		8,868	9,355,740
Loxam SAS:
3.50%, 4/15/22	EUR	1,228	1,455,159
3.50%, 5/03/23		1,900	2,243,742
4.25%, 4/15/24		5,506	6,631,474

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (continued)
6.00%, 4/15/25	EUR	1,005	$1,242,275
Rexel SA:
3.50%, 6/15/23		6,792	8,106,586
2.63%, 6/15/24		2,250	2,598,758
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	557	582,065
6.13%, 6/15/23		9,364	9,750,265
5.75%, 11/15/24		1,138	1,192,055
5.50%, 7/15/25		4,329	4,534,627
5.88%, 9/15/26		400	426,000
5.50%, 5/15/27		1,800	1,854,000

			283,909,738
Transportation Infrastructure — 0.1%
Heathrow Finance PLC, 3.88%, 3/01/27	GBP	1,777	2,301,226
Silk Bidco AS, 7.50%, 2/01/22	EUR	2,869	3,489,829
Swissport Investments SA:
6.75%, 12/15/21		2,745	3,357,764
9.75%, 12/15/22		2,100	2,671,951

			11,820,770
Wireless Telecommunication Services — 3.2%
Digicel Group Ltd., 7.13%, 4/01/22 (b)	USD	17,225	15,008,143
Digicel Ltd., 6.00%, 4/15/21 (b)		53,929	51,704,429
Impera Holdings SA, 5.38% (5.38% Cash or 5.38% PIK), 9/15/22 (h)	EUR	5,652	6,689,455
Matterhorn Telecom SA:
3.88%, 5/01/22		4,075	4,774,770
3.25%, 2/01/23 (a)		1,980	2,273,447
SoftBank Group Corp.:
4.00%, 7/30/22		1,510	1,900,737
4.75%, 7/30/25		3,388	4,454,310
Sprint Capital Corp.:
6.90%, 5/01/19	USD	13,935	14,874,916
6.88%, 11/15/28		71,964	79,993,023
8.75%, 3/15/32		17,371	21,887,460
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		24,584	26,681,261
7.00%, 3/01/20 (b)		35,241	38,688,275
Sprint Corp.:
7.25%, 9/15/21		39,317	43,691,016
7.88%, 9/15/23		47,998	55,197,700
7.13%, 6/15/24		100,791	112,129,987
7.63%, 2/15/25		20,015	23,042,269
T-Mobile USA, Inc.:
4.00%, 4/15/22		11,613	12,085,649
6.00%, 3/01/23		17,055	18,051,524
6.63%, 4/01/23		11,210	11,862,422
6.84%, 4/28/23		8,795	9,388,663
6.38%, 3/01/25		5,030	5,438,687
5.13%, 4/15/25		13,062	13,715,100
5.38%, 4/15/27		7,837	8,405,183
Trilogy International Partners LLC/Trilogy International Finance, Inc., 8.88%, 5/01/22 (b)		6,565	6,835,806

			588,774,232
Total Corporate Bonds — 78.6%			14,561,681,187

16	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Floating Rate Loan Interests (a)		Par (000)	Value
Aerospace & Defense — 0.1%
Sequa Mezzanine Holdings LLC:
Initial Loan (Second Lien), 10.17%, 4/28/22 (c)	USD	3,845	$3,912,287
Initial Term Loan (First Lien), 6.67%, 11/28/21		10,859	10,913,295

			14,825,582
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1.05% - 5.45%, 3/19/21 (c)		9,281	8,627,888
Ceva Intercompany BV, Dutch BV Term Loan, 6.67%, 3/19/21		9,505	8,818,625
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.67%, 3/19/21		1,436	1,332,549
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.67%, 3/19/21		13,537	12,559,383

			31,338,445
Airlines — 0.0%
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 2.65%, 9/10/18 (c)		2,090	2,058,539
Term Loan B757-200 (N554), 2.46%, 9/10/18 (c)		2,108	2,075,749
Term Loan B757-300 (N550), 2.65%, 9/10/18 (c)		2,076	2,043,931

			6,178,219
Chemicals — 0.2%
Ascend Performance Materials Operations LLC, Term B Loan, 6.64%, 8/12/22 (c)		29,570	29,755,054
Commercial Services & Supplies — 0.1%
GW Honos Security Corp. (Garda World Security Corp.), Term B Loan, 5.23%, 5/24/24		11,811	11,879,484
Tempo Acquisition LLC, Initial Term Loan, 4.06%, 5/01/24		14,351	14,375,684

			26,255,168
Construction & Engineering — 0.4%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Term Loan, 5.46% - 5.50%, 6/21/24		68,510	68,359,963
Diversified Consumer Services — 0.1%
Ascend Learning (Alpine Finance), Term B Loan, 4.25%, 7/15/24 (c)		3,781	3,781,000
Laureate Education, Inc., Series 2024 Term Loan, 5.73%, 4/26/24		7,656	7,686,895

			11,467,895
Diversified Financial Services — 0.4%
Veritas U.S., Inc.:
Initial Dollar Term B-1 Loan, 5.63%, 1/27/23		11,257	11,268,707
New Dollar Term B Loan, 4.50%, 1/27/23		61,946	62,010,424

			73,279,131
Diversified Telecommunication Services — 2.0%
Centurylink, Inc., Initial Term B Loan, 1.38%, 1/31/25		104,356	103,109,540
Digicel International Finance Ltd., Initial Term B Loan (First Lien), 4.94%, 5/27/24		26,234	26,389,830
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 4.00%, 6/30/19		96,941	96,046,800
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.60%, 12/07/20		215,581	151,042,826

			376,588,996

Floating Rate Loan Interests (a)		Par (000)	Value
Electrical Equipment — 0.1%
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.), Term B Loan, 5.23%, 11/30/23	USD	18,674	$18,736,034
Energy Equipment & Services — 0.1%
Weatherford International Ltd., Loan, 3.53%, 7/13/20		17,066	16,468,676
Food & Staples Retailing — 0.0%
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien), 4.97%, 2/03/24		9,492	9,186,453
Food Products — 0.0%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.48%, 10/10/23		3,837	3,858,963
Health Care Equipment & Supplies — 0.3%
DJO Finance LLC, Initial Term Loan, 4.48%, 6/08/20		20,377	20,143,052
Immucor, Inc. (FKA IVD Acquisition Corp.):
Term B-2 Loan, 5.00%, 8/17/18		36,766	36,750,064
Term Loan, 5.00%, 6/25/21		1,884	1,897,706
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.78%, 6/30/21		2,219	2,204,980

			60,995,802
Health Care Providers & Services — 0.1%
Iasis Healthcare LLC, Term B-3 Loan, 4.00%, 2/17/21		4,167	4,182,182
Surgery Partners LLC, Term Loan B, 3.25%, 6/20/24		8,358	8,384,161
Team Health Holdings, Inc., Initial Term Loan, 3.98%, 2/06/24		3,087	3,059,292

			15,625,635
Hotels, Restaurants & Leisure — 1.0%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-7 Loan, 0.00% - 1.50%, 1/28/18		33,687	42,127,765
Caesars Entertainment Resort Properties LLC, Term B Loan, 4.54%, 10/11/20		141,083	141,759,239

			183,887,004
Insurance — 0.1%
Alliant Holdings Intermediate LLC, Initial Term Loan, 4.39%, 8/12/22		7,803	7,787,420
USI, Inc. (FKA Compass Investors, Inc.), Initial Term Loan, 4.18%, 5/16/24		5,525	5,483,066

			13,270,486
Life Sciences Tools & Services — 0.1%
InVentiv Group Holdings, Inc., Initial Term Loan, 4.95%, 11/09/23		8,686	8,696,809
Jaguar Holding Co. I LLC (FKA Jaguar Holding Co. I), 2017 Term Loan, 3.98% - 4.05%, 8/18/22		12,239	12,240,998

			20,937,807
Machinery — 0.4%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.23%, 12/13/19		57,889	57,373,549
Gates Global LLC, Initial B-1 Dollar Term Loan, 4.55%, 4/01/24		19,340	19,322,748

			76,696,297
Media — 0.3%
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.46%, 7/17/25		3,690	3,660,977

BLACKROCK FUNDS II	JUNE 30, 2017	17

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Floating Rate Loan Interests (a)		Par (000)	Value
Media (continued)
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.98%, 1/30/19	USD	56,159	$45,722,816

			49,383,793
Oil, Gas & Consumable Fuels — 1.0%
California Resources Corp.:
Loan, 11.53%, 12/31/21		5,495	5,797,662
Term Loan, 4.23%, 9/24/19		29,788	28,447,777
Chesapeake Energy Corp., Class A Loan, 8.69%, 8/23/21		133,470	141,010,850
CITGO Holding, Inc., Term Loan, 9.80%, 5/12/18		10,470	10,616,952

			185,873,241
Pharmaceuticals — 0.0%
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan, 4.30%, 1/31/24		7,881	7,890,851
Professional Services — 0.0%
Greenrock Finance, Inc., Term Loan B (USD), 3.50%, 6/05/24		3,226	3,255,131
Software — 0.7%
BMC Software Finance, Inc., Initial B-1 U.S. Term Loan, 5.23%, 9/10/22		24,344	24,379,273
Cypress Intermediate Holdings III, Inc. (FKA Jaguar Holding, Inc.):
Initial Term Loan (First Lien), 4.23%, 4/29/24		7,180	7,149,852
Initial Term Loan (Second Lien), 7.98%, 4/28/25		2,137	2,187,754
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-6 Term Loan, 4.05%, 2/01/22		15,354	15,246,760
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Initial Term Loan (First Lien), 5.47%, 1/18/24		4,731	4,742,970
Kronos, Inc., Initial Term Loan (Second Lien), 9.42%, 11/01/24		35,598	36,917,974
Misys Ltd.:
Dollar Term Loan (First Lien), 4.74%, 6/13/24		21,239	21,231,142
Dollar Term Loan (Second Lien), 8.46%, 6/13/25		4,642	4,721,564
Project Alpha Intermediate Holding, Inc., Term Loan, 4.67%, 4/26/24		10,420	10,341,850

			126,919,139
Specialty Retail — 0.1%
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		18,592	13,905,543
Total Floating Rate Loan Interests — 7.8%			1,444,939,308

Foreign Agency Obligations		Par (000)	Value
Canada — 0.2%
NOVA Chemicals Corp.:
4.88%, 6/01/24 (b)		16,969	16,905,366
5.25%, 6/01/27 (b)		28,168	28,027,160

			44,932,526
France — 0.1%
NEW Areva Holding SA, 4.88%, 9/23/24	EUR	8,600	10,822,048
Mexico — 0.0%
Petroleos Mexicanos, 5.38%, 3/13/22 (b)	USD	2,420	2,547,655
Total Foreign Agency Obligations — 0.3%			58,302,229

Investment Companies — 0.1%		Shares	Value
Pershing Square Holdings Ltd. (b)	14,000,000		$14,644,000

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 0.2%
Core Industrial Trust, Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)	USD	6,000	5,850,946
Credit Suisse Mortgage Capital Certificates,
Series 2014-TIKI, Class F, 4.98%, 9/15/38 (a)(b)		2,330	2,318,378
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.49%, 12/15/34 (a)(b)		20,075	19,893,909
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (a)(b)		1,000	996,187
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AJ, 5.63%, 10/15/48 (a)		876	879,511

			29,938,931
Total Non-Agency Mortgage-Backed Securities — 0.2%			29,938,931

Other Interests (n)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp., Escrow (c)(d)(i)		7,955	1
Lear Corp., Escrow (c)(d)(i)		7,495	1

			2
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(i)		9,030	564,375
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(i)		5,675	354,687
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)		5,500	343,750
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)(i)		2,520	157,500
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (d)		1,000	63,000

			1,483,312
Electric Utilities — 0.0%
Mirant America Corp., Escrow (b)(c)(d)(i)		3,270	—
Mirant America, Inc., Escrow (b)(c)(d)(i)		1,880	—
Mirant Americas Generation LLC, Escrow (c)(d)(i)		1,215	—

			—
Media — 0.0%
Adelphia Communications Corp., Escrow (c)(d)(i)		800	—
Adelphia Communications Corp., Escrow (c)(d)(i)		325	12
Century Communications, Escrow (c)(d)(i)		625	—

			12
Total Other Interests — 0.0%			1,483,326

18	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Preferred Securities		Par (000)	Value

Capital Trusts
Banks — 2.3%
Allied Irish Banks PLC, 7.38% (a)(l)	EUR	2,600	$3,168,559
Banco Bilbao Vizcaya Argentaria SA:
5.88% (a)(l)		2,400	2,737,739
8.88% (a)(l)		600	784,646
7.00% (a)(l)		5,800	6,782,596
Banco Santander SA:
6.25% (a)(l)		3,800	4,460,358
6.75% (a)(l)		6,100	7,480,955
Bank of America Corp.:
Series AA, 6.10% (a)(l)	USD	12,046	13,086,172
Series X, 6.25% (a)(l)		29,294	31,857,225
Series Z, 6.50% (a)(l)		13,736	15,273,470
Bank of Ireland, 7.38% (a)(l)	EUR	3,016	3,745,939
Barclays PLC, 7.25% (a)(l)	GBP	6,645	9,130,195
CaixaBank SA, 6.75% (a)(l)	EUR	1,600	1,927,953
CIT Group, Inc., 5.80% (a)(l)	USD	29,981	31,255,193
Citigroup, Inc.:
5.95% (a)(l)		11,322	12,043,777
Series N, 5.80% (a)(l)		19,380	20,203,650
Series O, 5.88% (a)(l)		6,570	6,899,880
Series R, 6.13% (a)(l)		14,372	15,449,900
Cooperatieve Rabobank UA:
5.50% (a)(l)	EUR	2,300	2,781,152
6.63% (a)(l)		3,400	4,315,088
Danske Bank A/S, 5.75% (a)(l)		2,000	2,415,890
DNB Bank ASA, 6.50% (a)(l)	USD	925	989,278
Erste Group Bank AG:
6.50% (a)(l)	EUR	1,800	2,222,893
8.88% (a)(l)		2,400	3,179,752
HSBC Holdings PLC, 6.00% (a)(l)	USD	24,266	25,091,044
Intesa Sanpaolo SpA:
7.00% (a)(l)	EUR	5,900	7,092,480
7.75% (a)(l)		1,380	1,745,608
7.70% (a)(b)(l)	USD	4,900	5,089,875
JPMorgan Chase & Co.:
Series Q, 5.15% (a)(l)		14,285	14,706,407
Series V, 5.00% (a)(l)		22,540	23,047,150
Series X, 6.10% (a)(l)		47,387	51,414,895
National Westminster Bank PLC, 1.50% (a)(l)		1,800	1,479,600
Royal Bank of Scotland Group PLC:
7.50% (a)(l)		1,300	1,341,600
8.63% (a)(l)		10,371	11,304,390
Santander UK Group Holdings PLC, 6.75% (a)(l)	GBP	1,300	1,762,519
Société Générale SA:
7.38% (a)(b)(l)	USD	1,100	1,182,500
8.88% (a)(l)	GBP	2,000	2,762,186
Swedbank AB, 6.00% (a)(l)	USD	600	630,683
U.S. Bancorp, Series J, 5.30% (a)(l)		16,720	17,806,800
UniCredit SpA:
6.75% (a)(l)	EUR	1,800	2,070,972
9.25% (a)(l)		3,325	4,262,869
Wells Fargo & Co.:
Series S, 5.90% (a)(l)	USD	22,220	23,797,620
Series U, 5.88% (a)(l)		33,529	36,947,952

			435,729,410
Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series L, 5.70% (a)(l)		8,456	8,800,582
Morgan Stanley, Series H, 5.45% (a)(l)		8,391	8,688,881

Preferred Securities		Par (000)	Value
Capital Markets (continued)
UBS Group AG:
5.75% (a)(l)	EUR	5,350	$6,737,453
7.00% (a)(l)	USD	1,775	1,964,772

			26,191,688
Chemicals — 0.1%
LANXESS AG, 4.50%, 12/06/76 (a)	EUR	1,975	2,476,079
Solvay Finance SA, 5.12% (a)(l)		6,676	8,496,166

			10,972,245
Diversified Financial Services — 0.0%
HBOS Capital Funding LP, 6.85% (l)	USD	2,050	2,091,615
HSBC Bank Capital Funding Sterling 1 LP, 5.84% (a)(l)	GBP	400	634,632
Origin Energy Finance Ltd., 4.00%, 9/16/74 (a)	EUR	2,952	3,431,480
RZB Finance Jersey IV Ltd., 1.62% (a)(l)		2,300	2,548,667

			8,706,394
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV:
6.13% (a)(l)		3,332	4,041,602
6.88%, 3/14/73 (a)	GBP	2,100	3,050,226
Orange SA:
4.00% (a)(l)	EUR	1,000	1,239,235
5.75% (a)(l)	GBP	1,500	2,161,556

			10,492,619
Electric Utilities — 0.1%
Enel SpA:
6.50%, 1/10/74 (a)	EUR	3,715	4,588,874
5.00%, 1/15/75 (a)		1,500	1,857,462
7.75%, 9/10/75 (a)	GBP	950	1,404,373
Gas Natural Fenosa Finance BV:
3.38% (a)(l)	EUR	3,200	3,727,693
4.13% (a)(l)		1,900	2,340,498

			13,918,900
Insurance — 0.1%
Assicurazioni Generali SpA, 6.42% (a)(l)	GBP	2,200	3,139,049
Credit Agricole SA, 6.50% (a)(l)	EUR	3,390	4,233,144
Ethias SA, 5.00%, 1/14/26		2,500	3,042,428
Groupama SA, 6.38% (a)(l)		1,800	2,291,280

			12,705,901
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (b)(l)	USD	2,827	3,004,705
Oil, Gas & Consumable Fuels — 0.1%
Repsol International Finance BV:
3.88% (a)(l)	EUR	2,900	3,450,985
4.50%, 3/25/75 (a)		5,349	6,276,476
TOTAL SA, 3.88% (a)(l)		5,644	6,948,720

			16,676,181
Wireless Telecommunication Services — 0.1%
Telefonica Europe BV:
3.75% (a)(l)		1,600	1,905,110
4.20% (a)(l)		11,600	14,086,937
5.00% (a)(l)		2,400	2,968,266
6.50% (a)(l)		1,000	1,219,122
6.75% (a)(l)	GBP	1,700	2,449,431

BLACKROCK FUNDS II	JUNE 30, 2017	19

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Preferred Securities		Par (000)	Value
Wireless Telecommunication Services (continued)
7.63% (a)(l)	EUR	2,000	$2,733,362

			25,362,228
Total Capital Trusts — 3.0%			563,760,271

Preferred Stocks		Shares	Value
Banks — 0.0%
CF-B L2 (D), LLC (Acquired 4/08/15-12/07/15, cost $3,422,703) (d)(l)(o)		3,446,312	3,025,173
Capital Markets — 0.3%
Morgan Stanley, Series K, 5.85% (l)		1,634,548	44,655,851
Diversified Financial Services — 0.0%
Concrete Investment II SCA (c)(d)(l)		34,464	885,671
Hotels, Restaurants & Leisure — 0.6%
Amaya, Inc. (c)(d)(j)(l)		111,899	112,149,237
Total Preferred Stocks — 0.9%			160,715,932

Trust Preferreds		Shares	Value
Consumer Finance — 0.3%
GMAC Capital Trust I, Series 2, 6.97%, 2/15/40 (a)		2,348,443	61,529,207
Total Preferred Securities — 4.2%			786,005,410

Warrants		Shares	Value
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19) (c)(d)		11,931	4,295
Oil, Gas & Consumable Fuels — 0.0%
Peninsula Energy Ltd. (Expires 12/31/17) (c)(d)(g)		1,961,180	—
Peninsula Energy Ltd. (Expires 12/31/18) (d)(g)		3,502,309	80,756

			80,756
Total Warrants — 0.0%			85,051
Total Long-Term Investments (Cost — $17,269,852,691) — 95.0%			17,615,210,262

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (p)(q)	730,129,726	$730,129,726
Total Short-Term Securities (Cost — $730,129,726) — 4.0%		730,129,726

Options Purchased
(Cost — $3,025,902) — 0.0%		2,830,134
Total Investments Before Options Written (Cost — $18,003,008,319*) — 99.0%		18,348,170,122

Options Written
(Premiums Received — $ 1,234,535) — (0.0)%		(1,064,461)
Total Investments Net of Options Written — 99.0%		18,347,105,661
Other Assets Less Liabilities — 1.0%		188,779,702

Net Assets — 100.0%		$18,535,885,363

Notes to Consolidated Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$18,073,605,014

Gross unrealized appreciation	$665,892,155
Gross unrealized depreciation	(391,327,047)

Net unrealized appreciation	$274,565,108

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Non-income producing security.

(e)	Securities contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(f)	All or a portion of the security is held by a wholly-owned subsidiary.

20	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

(g)	During the period ended June 30, 2017, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Change in Unrealized Appreciation (Depreciation)
Peninsula Energy Ltd.	13,944,024	—	—	13,944,024	$3,590,312	$(2,367,650)
Peninsula Energy Ltd., Warrants (Expires 12/31/17)	1,961,180	—	—	1,961,180	—	—
Peninsula Energy Ltd., Warrants (Expires 12/31/18)	3,502,309	—	—	3,502,309	80,756	(133,684)
Total					$3,671,068	$(2,501,334)

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Issuer filed for bankruptcy and/or is in default.

(j)	Convertible security.

(k)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(l)	Perpetual security with no stated maturity date.

(m)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(o)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $3,025,173 and an original cost of $3,422,703 which was less than 0.1% of its net assets.

(p)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Shares Purchased		Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	258,744,884	471,384,842	[2]	—	730,129,726	$730,129,726	$951,845		$2,427	—
SL Liquidity Series, LLC, Money Market Series	199,272,779	—		(199,272,779)[3]	—	—	699,327	[4]	20,215	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,707,968	6,295,612		(8,003,580)	—	—	2,812,740		(1,004,047)	$(919,199)
Total						$730,129,726	$4,463,912		$(981,405)	$(919,199)

[1]	Includes net capital gain distributions.

[2]	Represents net shares purchased.

[3]	Represents net shares sold.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(q)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Citigroup Global Markets, Inc.	(2.00)%	3/23/17	Open	$392,450	$ 390,270	Corporate Bonds	Open/Demand
RBC Europe Ltd.	(8.00)%	3/23/17	Open	674,520	659,681	Corporate Bonds	Open/Demand
RBC Europe Ltd.	(6.00)%	3/23/17	Open	2,855,468	2,808,353	Corporate Bonds	Open/Demand
Total				$3,922,438	$3,858,304

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK FUNDS II	JUNE 30, 2017	21

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

 Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation
(77)	Euro-Bobl	September 2017	USD	11,582,452	$112,493
(112)	Euro-Bund	September 2017	USD	20,706,581	326,086
(37)	Long Gilt British	September 2017	USD	6,051,328	106,469
(587)	U.S. Treasury Notes (10 Year)	September 2017	USD	73,686,844	305,418
Total					$850,466

    Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,452,896	AUD	14,898,000	Deutsche Bank AG	8/03/17	$ 152,661
USD	142,003,472	GBP	109,386,000	Barclays Bank PLC	8/03/17	38,679

						191,340

USD	11,101,650	AUD	14,898,000	JPMorgan Chase Bank N.A.	7/06/17	(347,932)
USD	138,459,605	CAD	186,251,000	Royal Bank of Scotland PLC	7/06/17	(5,181,609)
USD	808,193,506	EUR	718,292,000	Deutsche Bank AG	7/06/17	(12,481,473)
USD	128,143,072	GBP	99,623,000	Deutsche Bank AG	7/06/17	(1,638,260)
USD	4,906,829	GBP	3,874,000	Goldman Sachs International	7/06/17	(139,927)
USD	4,529,405	GBP	3,546,000	Goldman Sachs International	7/06/17	(90,056)
USD	8,034,443	GBP	6,210,000	Goldman Sachs International	7/06/17	(55,476)
USD	2,196,665	GBP	1,700,000	Goldman Sachs International	7/06/17	(17,967)
USD	229,719	GBP	180,000	Goldman Sachs International	7/06/17	(4,772)
USD	142,269,115	CAD	184,668,000	Westpac Banking Corp.	8/03/17	(201,442)
USD	796,812,171	EUR	697,043,000	Deutsche Bank AG	8/03/17	(393,322)

						(20,552,236)
Net Unrealized Depreciation						$(20,360,896)

OTC Barrier Options Purchased
Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
S&P 500 Index	Put	Down-and-Out	Deutsche Bank AG	7/21/17	USD	2,430.00	USD	2,200.00	38,547	$921,381

Exchange-Traded Options Purchased
Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Put	7/21/17	USD	241.00	3,922	$653,013

OTC Options Purchased
Description	Put/Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Marsico Parent Superholdco LLC[1]	Call	Goldman Sachs & Co.	12/14/19	USD	942.86	107	$1

[1]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

22	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

OTC Credit Default Swaptions Purchased
Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
Bought protection on 5-Year Credit Default Swaps	Goldman Sachs International	Call	USD	107.00	Receive	CDX.NA.HY.28.V1	9/20/17	USD	180,000	$558,106
Bought protection on 5-Year Credit Default Swaps	Goldman Sachs International	Call	USD	107.00	Receive	CDX.NA.HY.28.V1	9/20/17	USD	180,000	558,106
Bought protection on 5-Year Credit Default Swaps	Goldman Sachs International	Call	USD	107.00	Receive	CDX.NA.HY.28.V1	9/20/17	USD	45,000	139,527
Total										$1,255,739

Exchange-Traded Options Written
Description	Put/Call	Expiration Date	Strike Price		Contracts	Value
SPDR S&P 500 ETF Trust	Put	7/21/17	USD	231.00	3,922	$(137,270)

OTC Credit Default Swaptions Written
Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Value
Sold protection on 5-Year Credit Default Swaps	Goldman Sachs International	Put	USD	102.00	Receive	CDX.NA.HY.28.V1	BB-	9/20/17	USD	45,000	$(103,021)
Sold protection on 5-Year Credit Default Swaps	Goldman Sachs International	Put	USD	102.00	Receive	CDX.NA.HY.28.V1	BB-	9/20/17	USD	180,000	(412,085)
Sold protection on 5-Year Credit Default Swaps	Goldman Sachs International	Put	USD	102.00	Receive	CDX.NA.HY.28.V1	BB-	9/20/17	USD	180,000	(412,085)
Total											$(927,191)

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
ITRAXX.XO.27.V1	5.00%	6/20/22	EUR	8,160	$(308,628)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Chesapeake Energy Corp.	5.00%	12/20/21	CCC	USD	10,200	$(342,052)
CDX.NA.HY.28.V1	5.00%	6/20/22	B+	USD	316,603	832,802
Total						$490,750

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Charter Communication, Inc.	8.00%	Deutsche Bank AG	9/20/17	Not Rated	USD	16,770	$335,798	$(88)	$335,886

BLACKROCK FUNDS II	JUNE 30, 2017	23

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Goldman Sachs International	12/20/21	B+	EUR	1,650	$ 259,024	$ 87,802	$171,222
Avis Budget Group, Inc.	5.00%	Barclays Bank PLC	6/20/22	BB-	USD	3,954	22,757	85,461	(62,704)
Hertz Global Holdings, Inc.	5.00%	Barclays Bank PLC	6/20/22	B	USD	2,795	(493,994)	(280,778)	(213,216)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs International	6/20/22	B	USD	2,338	(144,486)	(150,653)	6,167
International Game Technology PLC	5.00%	Credit Suisse International	6/20/22	BB+	EUR	1,000	122,015	101,954	20,061
International Game Technology PLC	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB+	EUR	1,570	189,559	165,313	24,246
Total							$ 290,673	$ 9,011	$281,662

[1] Using S&P’s rating of the issuer. [2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)			Value	Premiums Received	Unrealized Appreciation (Depreciation)
iShares iBoxx High Yield Corp Bond Index	1-month LIBOR minus 2.00%[1]	Goldman Sachs International	7/05/17		720,000	[2]	$(72,497)	—	$ (72,497)
iShares iBoxx High Yield Corp Bond Index	1-month LIBOR minus 2.50%[1]	Goldman Sachs International	7/10/17		1,100,000	[2]	184,262	—	184,262
iShares iBoxx High Yield Corp Bond Index	1-month LIBOR minus 2.00%[1]	Goldman Sachs International	7/17/17		1,245,000	[2]	308,021	—	308,021
iShares iBoxx High Yield Corp Bond Index	1-month LIBOR minus 2.00%[1]	Morgan Stanley & Co. International PLC	7/26/17		464,000	[2]	33,372	—	33,372
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	9/20/17	USD	60,000		181,430	$(157,410)	338,840
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	9/20/17	USD	50,000		1,307,718	(77,570)	1,385,288
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	9/20/17	USD	25,000		591,737	(44,326)	636,063
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	JPMorgan Chase Bank N.A.	9/20/17	USD	34,500		1,000,565	(47,789)	1,048,354
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	9/20/17	USD	50,000		1,380,056	(81,726)	1,461,782
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	9/20/17	USD	34,500		952,239	(43,966)	996,205
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	9/20/17	USD	60,000		1,584,210	(96,409)	1,680,619
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Citibank N.A.	12/20/17	USD	67,000		2,091,124	(146,635)	2,237,759
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	12/20/17	USD	74,400		(57,262)	(185,667)	128,405
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Goldman Sachs International	12/20/17	USD	50,000		294,395	(127,976)	422,371
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	12/20/17	USD	51,700		986,407	(28,119)	1,014,526
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	12/20/17	USD	46,000		139,097	(120,681)	259,778

24	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount/ Contract Amount (000)			Value	Premiums Received	Unrealized Appreciation (Depreciation)
iBoxx USD Liquid High Yield Index	3-month LIBOR[1]	Morgan Stanley & Co. International PLC	12/20/17	USD	22,000		$ 161,174	$ (57,013)	$ 218,187

Morgan Stanley Energy Long Basket Index	Overnight OIS plus 0.25%[1]	Morgan Stanley & Co. International PLC	12/29/17		16,309	[2]	(81,477)	—	(81,477)
Total							$10,984,571	$(1,215,287)	$12,199,858

[1] The Fund receives the total return of the reference entity and pays the floating rate. [2] Contract amount shown.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS II	JUNE 30, 2017	25

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$444,405,874	$85,063,459	$529,469,333
Common Stocks[1]	$105,598,378	55,244,533	27,818,576	188,661,487
Corporate Bonds[1]	—	14,532,159,385	29,521,802	14,561,681,187
Floating Rate Loan Interests[1]	—	1,392,684,860	52,254,448	1,444,939,308
Foreign Agency Obligations	—	58,302,229	—	58,302,229
Investment Companies	—	14,644,000	—	14,644,000
Non-Agency Mortgage-Backed Securities	—	29,938,931	—	29,938,931
Other Interests[1]	—	1,483,312	14	1,483,326
Preferred Securities[1]	106,185,058	563,760,271	113,034,908	782,980,237
Warrants[1]	80,756	—	4,295	85,051
Short-Term Securities	730,129,726	—	—	730,129,726
Options Purchased:
Credit contracts	—	1,255,739	—	1,255,739
Equity contracts	653,013	921,381	1	1,574,395

Subtotal	$942,646,931	$17,094,800,515	$307,697,503	$18,345,144,949

Investments Valued at NAV[2]				3,025,173

Total investments				$18,348,170,122

Derivative Financial Instruments[3]
Assets:
Credit contracts	—	$1,390,384	—	$1,390,384
Foreign currency exchange contracts	—	191,340	—	191,340
Interest rate contracts	$850,466	12,353,832	—	13,204,298
Liabilities:
Credit contracts	—	(1,853,791)	—	(1,853,791)
Equity contracts	(137,270)	—	—	(137,270)
Foreign currency exchange contracts	—	(20,552,236)	—	(20,552,236)
Interest rate contracts	—	(153,974)	—	(153,974)

Total	$713,196	$(8,624,445)	—	$(7,911,249)

[1]    See above Schedule of Investments for values in each industry.

[2]    As of June 30, 2017, certain of the Fund’s investments were valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

[3]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts, and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $3,858,304 are categorized as level 2 within the disclosure hierarchy.

During the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

26	BLACKROCK FUNDS II	JUNE 30, 2017

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Options Purchased	Total
Assets:
Opening Balance, as of September 30, 2016	$133,390,496	$ 26,730,409	$41,647,287	$ 61,251,453	$24,587,518	$121,223,844	$ 18,736	$1	$ 408,849,744
Transfers into Level 3	—	—	3	8,081,637	—	—	—	—	8,081,640
Transfers out of Level 3	(91,746,329)	—	(8,407,667)	(22,305,295)	—	—	—	—	(122,459,291)
Accrued discounts/premiums	94,552	—	(1,239)	(72,549)	—	—	—	—	20,764
Net realized gain (loss)	(1,834,566)	129,541	(1,123,180)	(96,556)	28,613,090	946,130	—	—	26,634,459
Net change in unrealized appreciation (depreciation)[1]	3,516,494	(13,096,784)	1,124,417	2,218,081	(14,987,192)	9,730,159	(14,441)	—	(11,509,266)
Purchases.	82,432,308	14,283,199	—	8,427,793	—	—	—	—	105,143,300
Sales	(40,789,496)	(227,789)	(3,717,819)	(2,970,208)	(38,213,402)	(18,865,225)	—	—	(104,783,939)
Maturity	—	—	—	(2,279,908)	—	—	—	—	(2,279,908)

Closing Balance, as of June 30, 2017	$ 85,063,459	$ 27,818,576	$29,521,802	$ 52,254,448	$ 14	$113,034,908	$ 4,295	$1	$307,697,503

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[1]	$ 569,902	$(13,096,784)	—	$ 2,226,753	$ (4)	$ 9,730,159	$(14,441)	—	$ (584,415)

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2017	27

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Allegro CLO II Ltd., Series 2014-1A, Class A1R, 2.33%, 1/21/27 (a)(b)(c)	USD	5,600	$5,601,287
ALM VI Ltd., Series 2012-6A, Class A2R, 3.11%, 7/15/26 (a)(b)		3,000	3,001,487
ALM XII Ltd., Series 2015-12A, Class A1R, 2.21%, 4/16/27 (a)(b)(c)		7,410	7,410,000
AmeriCredit Automobile Receivables Trust:
Series 2016-3, Class A3, 1.46%, 5/10/21		23,030	22,963,284
Series 2017-1, Class A3 1.87%, 8/18/21		3,610	3,608,821
AMMC CLO XII Ltd., Series 2013-12A, Class B, 3.08%, 5/10/25 (a)(b)		5,000	5,001,823
AMMC CLO XIII Ltd, Series 2013-13A, Class A1L, 2.60%, 1/26/26 (a)(b)		4,000	3,999,960
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, 0.00%, 7/24/29 (a)(b)(c)		4,000	4,000,000
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1, 2.35%, 7/13/25 (a)(b)		7,000	7,000,887
Apidos CLO XIX, Series 2014-19A, Class A1R, 2.36%, 10/17/26 (a)(b)		2,968	2,972,575
Apidos CLO XX, Series 2015-20A, Class A1R, 2.49%, 1/16/27 (a)(b)		5,500	5,506,090
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.86%, 9/15/26 (a)(b)(c)		8,830	8,830,000
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class B, 2.88%, 8/18/25 (a)(b)		1,000	993,225
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.68%, 2/17/26 (a)(b)		10,000	9,999,075
Atrium XII, Series 12A, Class C, 4.20%, 10/22/26 (a)(b)		1,250	1,254,205
AUTO ABS FCT Compartiment, Series 2013-2, Class A, 0.48%, 1/27/23 (b)	EUR	530	605,791
Avery Point CLO Ltd., Series 2014-1A, Class AR, 0.00%, 4/25/26 (a)(b)(c)	USD	4,000	4,000,000
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		11,332	11,252,518
Ballyrock CLO Ltd., Series 2016-1A, Class A, 2.75%, 10/15/28 (a)(b)		5,000	5,059,942
Betony CLO Ltd., Series 2015-1A, Class CR, 4.01%, 4/15/27 (a)(b)		1,500	1,501,674
BlueMountain CLO Ltd.:
Series 2012-1A, Class A, 2.48%, 7/20/23 (a)(b)		3,976	3,976,373
Series 2013-3A, Class A, 2.57%, 10/29/25 (a)(b)		12,500	12,499,975
Series 2013-4A, Class AR, 2.17%, 4/15/25 (a)(b)		6,500	6,501,902
Series 2014-1A, Class A1R, 2.43%, 4/30/26 (a)(b)		2,500	2,510,994
Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.43%, 6/15/27 (a)(b)(c)		9,200	9,211,500
Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23		20,000	20,092,382
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-1A, Class AR, 2.46%, 4/17/25 (a)(b)		9,185	9,216,012
Series 2014-3A, Class A1AR, 2.32%, 2/24/29 (a)(b)(c)		14,750	14,750,000
Series 2014-3A, Class A2R, 2.72%, 7/27/26 (a)(b)		3,500	3,504,871
Series 2014-3A, Class BR, 3.32%, 2/24/29 (a)(b)		1,000	1,001,624
CarMax Auto Owner Trust:
Series 2014-4, Class C, 2.44%, 11/16/20		3,500	3,518,488
Series 2016-2, Class A3, 1.52%, 2/16/21		12,810	12,783,965

Asset-Backed Securities		Par (000)	Value
Catamaran CLO Ltd., Series 2012-1A, Class BR, 3.22%, 12/20/23 (a)(b)	USD	3,500	$3,502,519
Cedar Funding VI CLO Ltd., Series 2016-6A, Class A1, 2.35%, 10/20/28 (a)(b)		2,250	2,271,384
Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, 6/15/21		40,610	40,348,240
Chesapeake Funding II LLC, Series 2016-2A, Class A1, 1.88%, 6/15/28 (a)		33,339	33,298,911
CIFC Funding Ltd.:
Series 2012-2A, Class A1R, 2.57%, 12/05/24 (a)(b)		15,816	15,831,367
Series 2012-3A, Class A1R, 2.37%, 1/29/25 (a)(b)		7,569	7,570,380
Series 2012-3A, Class A3R, 3.87%, 1/29/25 (a)(b)		1,750	1,750,222
Series 2013-1A, Class A2, 3.06%, 4/16/25 (a)(b)		3,000	3,002,736
Series 2014-3A, Class B1, 3.15%, 7/22/26 (a)(b)		1,000	1,000,018
Series 2014-4A, Class A1R, 2.54%, 10/17/26 (a)(b)		14,500	14,520,367
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/07/22		23,115	23,140,547
CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, 8/15/21		17,920	17,887,223
Colony American Homes, Series 2015-1A, Class A, 2.37%, 7/17/32 (a)(b)		14,097	14,118,341
Credit Acceptance Auto Loan Trust:
Series 2015-1A, Class A, 2.00%, 7/15/22 (a)		9,565	9,568,814
Series 2016-2A, Class A, 2.42%, 11/15/23 (a)		37,760	37,893,957
Series 2017-1A, Class A, 2.56%, 3/15/20 (a)		18,130	18,185,014
Discover Card Execution Note Trust:
Series 2015-A2, Class A, 1.90%, 10/17/22		17,085	17,106,252
Series 2016-A4, Class A4, 1.39%, 3/15/22		28,000	27,764,909
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77%, 1/15/20 (a)		11,780	11,787,042
Dryden 25 Senior Loan Fund, Series 2012-25A, Class AR, 2.36%, 1/15/25 (a)(b)		28,417	28,444,493
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74%, 2/22/22 (a)		21,959	21,936,778
Series 2016-2, Class A3, 2.04%, 2/22/22 (a)		13,010	12,955,479
Series 2017-1, Class A2 2.13%, 7/20/22 (a)		6,900	6,911,463
Series 2017-1, Class A3, 2.60%, 7/20/22 (a)		4,260	4,278,321
Ford Credit Auto Owner Trust:
Series 2016-B, Class A3, 1.33%, 10/15/20		30,334	30,231,559
Series 2016-C, Class A4, 1.40%, 2/15/22		15,540	15,357,941
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 2.31%, 4/25/25 (a)(b)		5,000	5,005,767
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class AR, 2.37%, 4/19/26 (a)(b)		4,000	3,999,965
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, 2.54%, 3/15/27 (a)(b)(c)		15,920	15,920,000
Honda Auto Receivables Owner Trust: Series 2016-2, Class A3, 1.39%, 4/15/20		25,430	25,376,139

BLACKROCK FUNDS II	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-4, Class A4, 1.36%, 1/18/23	USD	11,370	$11,254,297
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 3/15/21 (a)		1,940	1,938,299
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.50%, 1/15/24 (a)(b)		57	54,724
LCM XII LP, Series 12A, Class AR, 2.42%, 10/19/22 (a)(b)		12,889	12,893,555
LCM XIV LP, Series 14A, Class A, 2.31%, 7/15/25 (a)(b)		2,100	2,100,345
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)(c)		13,216	13,006,909
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 2.42%, 7/20/26 (a)(b)		5,000	5,024,686
Madison Park Funding XIV Ltd., Series 2014-14A, Class DR, 4.41%, 7/20/26 (a)(b)		1,750	1,749,955
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1.86%, 5/17/21 (a)(b)		25,457	25,669,874
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 1.86%, 9/16/24 (a)(b)		1,210	1,210,240
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class B, 3.45%, 1/23/24 (a)(b)		8,600	8,598,323
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class A1R, 2.61%, 4/15/26 (a)(b)		3,050	3,056,489
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class A, 1.92%, 10/15/19 (a)		25,820	25,840,886
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)		3,285	3,282,670
Nissan Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.32%, 1/15/21		34,630	34,479,682
Nissan Master Owner Trust Receivables:
Series 2016-A, Class A2, 1.54%, 6/15/21		21,120	21,002,414
Series 2017-B, Class A, 1.59%, 4/18/22 (b)		29,275	29,347,962
OCP CLO Ltd., Series 2015-8A, Class A1, 2.69%, 4/17/27 (a)(b)		2,500	2,505,611
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.84%, 10/25/25 (a)(b)		42,500	42,525,874
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		2,232	2,232,746
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		6,772	6,780,588
OZLM VII Ltd., Series 2014-7A, Class AAR, 0.00%, 7/17/26 (a)(b)		6,200	6,206,447
OZLM XV Ltd., Series 2016-15A, Class A2A, 3.02%, 1/20/29 (a)(b)		2,500	2,492,310
Palmer Square CLO Ltd., Series 2014-1A, Class A1R, 2.53%, 1/17/27 (a)(b)		15,000	14,990,881
PFS Financing Corp.:
Series 2015-AA, Class A, 1.78%, 4/15/20 (a)(b)		10,015	10,012,971
Series 2016-BA, Class A, 1.87%, 10/15/19 (a)		5,130	5,106,330
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, 3.81%, 4/15/26 (a)(b)		1,000	1,000,471
Race Point VII CLO Ltd.:
Series 2012-7A, Class AR, 2.38%, 11/08/24 (a)(b)		10,638	10,643,713

Asset-Backed Securities		Par (000)	Value
Series 2012-7A, Class CR, 3.83%, 11/08/24 (a)(b)	USD	3,200	$3,201,695
Regatta V Funding Ltd., Series 2014-1A, Class A1AR, 2.32%, 10/25/26 (a)(b)		4,600	4,599,929
Santander Drive Auto Receivables Trust:
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		4,078	4,090,011
Series 2014-2, Class C, 2.33%, 11/15/19		3,203	3,213,250
Series 2014-4, Class C, 2.60%, 11/16/20		9,228	9,269,676
Series 2016-2, Class A3, 1.56%, 5/15/20		9,050	9,048,326
Series 2017-1, Class A3, 1.77%, 9/15/20		3,430	3,430,936
SLC Private Student Loan Trust, Series 2006-A, Class A5, 1.33%, 7/15/36 (b)		545	544,744
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 1.65%, 3/15/22 (b)		584	583,093
Series 2004-A, Class A3, 1.65%, 6/15/33 (b)		2,691	2,609,236
Series 2004-B, Class A3, 1.58%, 3/15/24 (b)		5,587	5,454,757
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 3.66%, 1/15/43 (a)(b)		6,258	6,498,017
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		5,644	5,851,610
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		4,701	4,783,484
Series 2012-B, Class A2, 3.48%, 10/15/30 (a)		3,194	3,226,566
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		3,500	3,504,881
Series 2014-A, Class A2B, 2.31%, 1/15/26 (a)(b)		2,500	2,521,825
SLM Student Loan Trust, Series 2013-4, Class A, 1.77%, 6/25/43 (b)		8,586	8,575,450
SMB Private Education Loan Trust:
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		8,480	8,513,726
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)		6,925	6,865,017
SoFi Professional Loan Program LLC:
Series 2015-A, Class A1, 2.19%, 3/25/33 (a)(b)		8,918	9,052,862
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		13,378	13,511,590
Series 2016-A, Class A2, 2.76%, 12/26/36 (a)		6,370	6,431,914
Series 2016-C, Class A2B, 2.36%, 12/27/32 (a)		3,820	3,790,882
Series 2016-D, Class A2A, 1.53%, 4/25/33 (a)		6,938	6,930,085
Series 2016-D, Class A2B, 2.34%, 4/25/33 (a)		3,440	3,409,361
Series 2016-E, Class A2B, 2.49%, 1/25/36 (a)		2,290	2,285,290
Series 2017-C, Class A2A, 1.75%, 3/25/20 (a)		14,770	14,756,324
Soundview Home Loan Trust, Series 2003-2, Class A2, 2.52%, 11/25/33 (b)		625	631,111
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)		10,000	10,090,446
SWAY Residential Trust, Series 2014-1, Class A, 2.51%, 1/17/32 (a)(b)		262	261,625
Synchrony Credit Card Master Note Trust:
Series 2015-2, Class A, 1.60%, 4/15/21		8,325	8,326,397
Series 2016-3, Class A, 1.58%, 9/15/22		17,720	17,598,577

2	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Asset-Backed Securities		Par (000)	Value
Towd Point Mortgage Trust:
Series 2016-3, Class A1, 2.25%, 8/25/55 (a)(b)	USD	15,529	$15,481,524
Series 2016-4, Class A1, 2.25%, 7/25/56 (a)(b)		19,759	19,673,161
Toyota Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.30%, 4/15/20		12,080	12,046,168
Series 2016-B, Class A4, 1.52%, 8/16/21		13,190	13,128,417
Tryon Park CLO Ltd., Series 2013-1A, Class A1, 2.28%, 7/15/25 (a)(b)		5,070	5,073,994
Vibrant CLO III Ltd., Series 2015-3A, Class A1R, 2.64%, 4/20/26 (a)(b)		3,900	3,907,398
Voya CLO Ltd.:
Series 2013-1A, Class A1, 2.30%, 4/15/24 (a)(b)		2,500	2,500,937
Series 2013-3A, Class A1R, 2.21%, 1/18/26 (a)(b)		33,325	33,369,865
Series 2013-3A, Class A2R, 2.66%, 1/18/26 (a)(b)		6,000	5,999,943
Series 2014-3A, Class A2A, 3.06%, 7/25/26 (a)(b)		1,840	1,839,236
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 5/20/25 (a)		3,668	3,667,610
Total Asset-Backed Securities — 25.8%			1,300,257,076

Capital Trusts		Par (000)	Value
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 7/01/20 (b)		2,525	2,538,044

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.5%
Bombardier, Inc., 8.75%, 12/01/21 (a)		23,440	26,018,400
Air Freight & Logistics — 0.0%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)		285	285,359
Airlines — 0.9%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/20 (a)		6,332	6,609,200
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		248	248,000
Continental Airlines Pass-Through Trust:
Series 2000-1, Class B, 8.39%, 11/01/20		2	2,014
Series 2003-ERJ1, Class RJO3, 7.88%, 7/02/18		77	77,992
Delta Air Lines Pass-Through Trust, Series 2012-1, Class B, 6.88%, 5/07/19 (a)		2,896	3,077,437
Delta Air Lines, Inc.:
2.88%, 3/13/20		2,410	2,441,512
3.63%, 3/15/22		3,255	3,341,539
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 11/20/21		676	719,467
U.S. Airways Pass-Through Trust:
Series 2011-1, Class B, 9.75%, 10/22/18		9,633	10,644,837
Series 2012-1, Class B, 8.00%, 10/01/19		4,660	5,026,821
Series 2012-2, Class C , 5.45%, 6/03/18		1,500	1,537,140

Corporate Bonds		Par (000)	Value
Airlines (continued)
Virgin Australia Trust:
Series 2013-1A, 5.00%, 10/23/23 (a)	USD	4,988	$5,199,495
Series 2013-1B, 6.00%, 10/23/20 (a)		7,296	7,478,898

			46,404,352
Auto Components — 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19		7,040	7,110,400
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)		5,305	5,570,250

			12,680,650
Automobiles — 0.4%
BMW U.S. Capital LLC, 2.15%, 4/06/20 (a)		6,640	6,670,790
Ford Motor Credit Co. LLC, 1.90%, 8/12/19		3,450	3,423,607
Volkswagen Group of America Finance LLC, 1.65%, 5/22/18 (a)		10,980	10,969,097

			21,063,494
Banks — 9.7%
Banco Inbursa SA Institucion de Banca Multiple, 4.38%, 4/11/27 (a)		675	675,135
Bank of America Corp.:
2.25%, 4/21/20		11,825	11,829,825
3.12%, 1/20/23 (b)		12,690	12,829,349
2.88%, 4/24/23 (b)		21,425	21,464,593
Bank of Montreal, 2.50%, 1/11/22 (a)		35,000	35,221,025
Bank of Nova Scotia, 1.88%, 4/26/21		27,330	27,064,626
Barclays PLC:
3.68%, 1/10/23		4,275	4,386,398
4.38%, 9/11/24		13,440	13,601,401
BNP Paribas SA:
2.95%, 5/23/22 (a)		4,985	5,034,636
3.80%, 1/10/24 (a)		5,395	5,618,472
BPCE SA, 3.00%, 5/22/22 (a)		1,830	1,845,916
Citigroup, Inc.:
2.45%, 1/10/20		3,340	3,360,080
2.75%, 4/25/22		2,000	1,996,834
2.63%, 9/01/23 (b)		13,120	13,363,638
Citizens Bank N.A.:
2.30%, 12/03/18		6,790	6,814,458
2.25%, 3/02/20		5,665	5,659,698
2.20%, 5/26/20		7,192	7,179,659
DNB Boligkreditt AS, 2.00%, 5/28/20 (a)		35,335	35,286,944
Fifth Third Bancorp, 2.88%, 7/27/20		2,330	2,378,417
Fifth Third Bank, 1.63%, 9/27/19		9,255	9,164,708
HSBC Holdings PLC:
2.95%, 5/25/21		12,000	12,152,604
3.26%, 3/13/23 (b)		18,355	18,702,809
Huntington National Bank:
2.38%, 3/10/20		8,680	8,710,823
2.88%, 8/20/20		11,820	12,021,117
ING Bank NV, 5.80%, 9/25/23 (a)		12,990	14,668,191
ING Groep NV, 3.15%, 3/29/22		4,740	4,830,283
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (a)		6,690	6,784,710
JPMorgan Chase & Co.:
2.20%, 10/22/19		25,765	25,847,371
2.06%, 4/25/23 (b)		14,060	14,069,280
Lloyds Banking Group PLC, 4.50%, 11/04/24		12,740	13,266,863
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22		5,370	5,449,761
Mizuho Financial Group, Inc., 2.95%, 2/28/22		9,915	10,000,368
National Australia Bank Ltd., 2.40%, 12/07/21 (a)		30,000	30,020,430
Santander Holdings USA, Inc., 3.70%, 3/28/22 (a)		5,480	5,550,818

BLACKROCK FUNDS II	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
Santander UK Group Holdings PLC:
2.88%, 8/05/21	USD	3,000	$3,006,897
3.57%, 1/10/23		1,715	1,754,027
Sumitomo Mitsui Financial Group, Inc., 2.85%, 1/11/22		15,220	15,388,135
Synchrony Bank, 3.00%, 6/15/22		7,465	7,431,318
Toronto-Dominion Bank:
2.25%, 3/15/21 (a)		10,640	10,628,041
2.50%, 1/18/22 (a)		17,000	17,117,946
Wells Fargo & Co., 3.07%, 1/24/23		20,155	20,437,351
Westpac Banking Corp., 1.60%, 8/19/19		8,000	7,937,864

			490,552,819
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/01/23		8,505	8,757,862
Central American Bottling Corp., 5.75%, 1/31/27 (a)		294	310,582

			9,068,444
Biotechnology — 0.3%
AbbVie, Inc., 2.50%, 5/14/20		6,460	6,534,891
Amgen, Inc., 2.20%, 5/11/20		7,140	7,176,078

			13,710,969
Capital Markets — 3.0%
Credit Suisse AG, 2.30%, 5/28/19		25,880	26,050,264
Credit Suisse Group AG, 3.57%, 1/09/23 (a)		14,810	15,176,340
Goldman Sachs Group, Inc.:
2.90%, 7/19/18		19,661	19,884,310
2.30%, 12/13/19		3,060	3,068,357
2.60%, 4/23/20		1,120	1,130,400
3.00%, 4/26/22		17,090	17,221,302
Moody’s Corp., 2.75%, 12/15/21		1,135	1,144,527
Morgan Stanley, 2.38%, 7/23/19		52,147	52,508,170
UBS AG, 2.20%, 6/08/20 (a)		3,345	3,347,358
UBS Group Funding Switzerland AG:
2.65%, 2/01/22 (a)		3,100	3,093,419
3.49%, 5/23/23 (a)		9,930	10,159,413

			152,783,860
Chemicals — 0.2%
E.I. du Pont de Nemours & Co., 2.20%, 5/01/20		5,505	5,534,876
Sherwin-Williams Co., 2.25%, 5/15/20		4,705	4,715,525

			10,250,401
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp.:
4.63%, 1/31/18 (a)		1,000	1,015,472
2.88%, 1/20/22 (a)		7,630	7,603,036
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (a)		48	49,762

			8,668,270
Communications Equipment — 0.1%
Harris Corp., 2.00%, 4/27/18		6,000	6,008,196
Construction Materials — 0.0%
Cemex Finance LLC, 9.38%, 10/12/22 (a)		339	360,187
Tecnoglass, Inc., 8.20%, 1/31/22 (a)		338	355,323

			715,510
Consumer Finance — 2.5%
Ally Financial, Inc.:
6.25%, 12/01/17		3,254	3,310,294
3.25%, 2/13/18		7,000	7,043,750

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
Capital One Financial Corp., 3.05%, 3/09/22	USD	455	$458,575
Capital One N.A.:
2.35%, 8/17/18		26,050	26,154,799
2.35%, 1/31/20		7,215	7,217,352
Ford Motor Credit Co. LLC, 2.68%, 1/09/20		13,435	13,525,256
General Motors Financial Co., Inc.:
3.25%, 5/15/18		1,450	1,466,993
2.40%, 5/09/19		2,525	2,531,754
3.15%, 6/30/22		37,445	37,502,965
Nissan Motor Acceptance Corp.:
2.00%, 3/08/19 (a)		7,210	7,215,516
2.25%, 1/13/20 (a)		5,100	5,112,500
Synchrony Financial:
1.88%, 8/15/17		6,700	6,701,481
2.60%, 1/15/19		6,785	6,821,232

			125,062,467
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.25%, 7/01/20		3,540	3,705,360
3.50%, 5/26/22		3,605	3,699,602
BAT International Finance PLC, 2.75%, 6/15/20 (a)		5,575	5,647,826
BP Capital Markets PLC:
2.52%, 1/15/20		2,300	2,332,032
3.22%, 11/28/23		10,000	10,155,670
Deutsche Telekom International Finance BV:
1.95%, 9/19/21 (a)		6,775	6,601,770
2.82%, 1/19/22 (a)		4,000	4,022,916
Enel Finance International NV, 2.88%, 5/25/22 (a)		3,255	3,259,515
Energuate Trust, 5.88%, 5/03/27 (a)		454	467,620
Hyundai Capital America:
2.40%, 10/30/18 (a)		2,855	2,860,967
2.55%, 4/03/20 (a)		4,680	4,668,291
Shell International Finance BV, 4.38%, 3/25/20		6,225	6,624,707
Voya Financial, Inc., 2.90%, 2/15/18		20,183	20,319,518
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		7,665	7,664,962

			82,030,756
Diversified Telecommunication Services — 0.5%
AT&T Inc., 3.20%, 3/01/22		4,055	4,104,471
Verizon Communications, Inc.:
4.50%, 9/15/20		7,530	8,043,862
2.95%, 3/15/22 (a)		10,970	11,046,220

			23,194,553
Electric Utilities — 0.4%
Emera U.S. Finance LP, 2.15%, 6/15/19		4,965	4,960,383
FirstEnergy Corp., 2.85%, 7/15/22		4,346	4,341,880
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (a)		881	962,493
Great Plains Energy, Inc., 2.50%, 3/09/20		7,898	7,971,704
Kentucky Power Co., 6.00%, 9/15/17 (a)		1,000	1,008,172
Pampa Energia SA, 7.50%, 1/24/27 (a)		681	710,664

			19,955,296
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.20%, 4/01/20		6,520	6,537,167
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp., 3.45%, 9/15/21		10,385	10,709,448

4	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp., 4.88%, 4/15/22	USD	5,465	$5,970,108
National Retail Properties, Inc., 5.50%, 7/15/21		2,543	2,790,749
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,689,051
Trust F/1401, 6.95%, 1/30/44		341	361,460
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		11,890	11,906,158

			33,426,974
Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19		5,229	5,311,148
Food Products — 0.2%
Arcor SAIC, 6.00%, 7/06/23 (a)		426	452,625
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (a)		214	217,253
Minerva Luxembourg SA, 6.50%, 9/20/26 (a)		922	897,797
Wm. Wrigley Jr. Co., 3.38%, 10/21/20 (a)		8,820	9,104,207

			10,671,882
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories:
2.00%, 9/15/18		12,275	12,299,010
2.35%, 11/22/19		1,535	1,546,540
Becton Dickinson and Co., 2.40%, 6/05/20		6,145	6,154,924
Stryker Corp., 2.00%, 3/08/19		4,710	4,723,000

			24,723,474
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp., 3.95%, 10/15/20		4,525	4,789,930
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,966	4,209,858
Series M, 7.40%, 3/28/24		4,920	7,381,978

			16,381,766
Household Durables — 0.1%
Lennar Corp., 4.75%, 12/15/17	USD	4,332	4,364,490
Toll Brothers Finance Corp., 8.91%, 10/15/17		1,710	1,739,925

			6,104,415
Household Products — 0.0%
Avon International Operations, Inc., 7.88%, 8/15/22 (a)		1,345	1,395,437
Independent Power and Renewable Electricity Producers — 0.1%
AES Panama SRL, 6.00%, 6/25/22 (a)		265	278,250
Genneia SA, 8.75%, 1/20/22 (a)		626	665,638
Inkia Energy Ltd., 8.38%, 4/04/21 (a)		338	349,323
Orazul Energy Egenor S en C por A, 5.63%, 4/28/27 (a)		676	660,790
Stoneway Capital Corp., 10.00%, 3/01/27 (a)		1,006	1,061,652

			3,015,653
Industrial Conglomerates — 0.0%
Grupo KUO SAB de CV, 5.75%, 7/07/27 (a)		672	674,520
Insurance — 0.8%
American International Group, Inc.:
5.85%, 1/16/18		7,010	7,166,884
6.40%, 12/15/20		1,965	2,223,588
AXIS Specialty Finance PLC, 2.65%, 4/01/19		13,545	13,623,249
Hartford Financial Services Group, Inc., 5.13%, 4/15/22		1,565	1,737,239
Marsh & McLennan Cos., Inc., 2.35%, 3/06/20		14,465	14,539,119
Willis Towers Watson PLC, 5.75%, 3/15/21		565	623,316

			39,913,395

Corporate Bonds		Par (000)	Value
Internet Software & Services — 0.3%
Baidu, Inc., 2.88%, 7/06/22	USD	8,205	$8,162,999
eBay, Inc., 2.15%, 6/05/20		6,695	6,695,167
Myriad International Holdings BV, 4.85%, 7/06/27 (a)		368	368,920

			15,227,086
Media — 1.8%
Cablevision SA, 6.50%, 6/15/21 (a)		354	375,240
Cablevision Systems Corp., 8.63%, 9/15/17		837	847,463
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20		2,633	2,720,876
4.46%, 7/23/22		19,985	21,293,338
Comcast Corp., 3.00%, 2/01/24		8,475	8,591,557
Discovery Communications LLC, 4.38%, 6/15/21		3,695	3,900,047
DISH DBS Corp.:
4.63%, 7/15/17		1,820	1,817,725
4.25%, 4/01/18		5,000	5,064,100
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		13,816	13,834,541
Sky PLC:
6.10%, 2/15/18 (a)		9,277	9,517,126
2.63%, 9/16/19 (a)		20,595	20,734,325
Viacom, Inc., 2.75%, 12/15/19		491	496,553

			89,192,891
Metals & Mining — 0.5%
United States Steel Corp., 8.38%, 7/01/21 (a)		22,255	24,480,500
VM Holding SA, 5.38%, 5/04/27 (a)		676	682,422

			25,162,922
Oil, Gas & Consumable Fuels — 0.9%
Anadarko Petroleum Corp., 4.85%, 3/15/21		6,520	6,959,057
Apache Corp., 3.25%, 4/15/22		1,436	1,456,934
Devon Energy Corp., 3.25%, 5/15/22		2,075	2,062,224
Enbridge, Inc., 2.90%, 7/15/22		6,590	6,576,820
Enterprise Products Operating LLC, 1.65%, 5/07/18		2,100	2,098,240
GeoPark Latin America Ltd. Agencia en Chile, 7.50%, 2/11/20 (a)		339	343,237
GNL Quintero SA:
4.63%, 7/31/29 (a)		434	450,275
4.63%, 7/31/29		253	262,487
Kinder Morgan Energy Partners LP:
6.50%, 4/01/20		2,725	2,997,876
3.50%, 3/01/21		5,465	5,596,029
Kinder Morgan, Inc., 3.05%, 12/01/19		2,420	2,462,045
Pioneer Natural Resources Co., 3.45%, 1/15/21		670	688,366
Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/01/22		5,465	6,020,151
TransCanada PipeLines Ltd., 6.50%, 8/15/18		4,415	4,637,516
Williams Partners LP, 4.00%, 11/15/21		2,728	2,838,451

			45,449,708
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.75%, 7/14/26 (a)		635	657,225
Suzano Trading Ltd., 5.88%, 1/23/21 (a)		528	559,680

			1,216,905
Pharmaceuticals — 0.8%
Actavis Funding SCS, 2.45%, 6/15/19		1,650	1,660,019
Forest Laboratories LLC, 4.38%, 2/01/19 (a)		6,619	6,826,029
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/19		17,970	17,886,565
2.40%, 9/23/21		4,535	4,482,117

BLACKROCK FUNDS II	JUNE 30, 2017	5

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	USD	10,495	$10,401,101

			41,255,831
Professional Services — 0.0%
Equifax, Inc., 2.30%, 6/01/21		1,100	1,092,450
Road & Rail — 0.9%
ERAC USA Finance LLC, 6.38%, 10/15/17 (a)		6,000	6,077,616
Park Aerospace Holdings Ltd., 5.25%, 8/15/22 (a)		6,860	7,170,895
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.38%, 3/15/18 (a)		5,000	5,058,245
2.88%, 7/17/18 (a)		16,908	17,077,604
3.05%, 1/09/20 (a)		5,346	5,450,814
Ryder System, Inc., 2.88%, 9/01/20		6,330	6,400,390

			47,235,564
Semiconductors & Semiconductor Equipment — 1.8%
Analog Devices, Inc., 3.50%, 12/05/26		2,050	2,065,963
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (a)		17,515	17,540,449
3.63%, 1/15/24 (a)		8,240	8,429,504
Lam Research Corp.:
2.75%, 3/15/20		7,863	7,963,096
2.80%, 6/15/21		10,650	10,803,317
Maxim Integrated Products, Inc., 2.50%, 11/15/18		18,000	18,146,448
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		2,167	2,199,505
4.13%, 6/01/21 (a)		7,770	8,181,810
3.88%, 9/01/22 (a)		2,479	2,581,259
QUALCOMM, Inc., 2.10%, 5/20/20		8,240	8,277,665
Xilinx, Inc., 2.95%, 6/01/24		2,965	2,972,994

			89,162,010
Software — 0.1%
CA, Inc., 3.60%, 8/15/22		3,655	3,696,013
Specialty Retail — 0.3%
QVC, Inc., 3.13%, 4/01/19		12,530	12,668,845
Technology Hardware, Storage & Peripherals — 0.5%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18		26,353	26,578,476
Tobacco — 0.1%
Reynolds American, Inc., 3.25%, 6/12/20		6,460	6,650,815
Trading Companies & Distributors — 1.0%
Air Lease Corp.:
2.13%, 1/15/18		14,375	14,400,473
2.63%, 9/04/18		6,105	6,150,348
3.38%, 1/15/19		3,500	3,565,103
2.63%, 7/01/22		13,840	13,717,364
International Lease Finance Corp.:
7.13%, 9/01/18 (a)		3,680	3,894,717
4.63%, 4/15/21		5,702	6,068,907

			47,796,912
Transportation Infrastructure — 0.0%
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (a)		336	347,804
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (a)		336	364,143

Corporate Bonds		Par (000)	Value
Transportation Infrastructure (continued)
Rumo Luxembourg S.à r.l., 7.38%, 2/09/24 (a)	USD	1,257	$1,291,065

			2,003,012
Wireless Telecommunication Services — 0.2%
Digicel Group Ltd.:
8.25%, 9/30/20 (a)		277	258,967
7.13%, 4/01/22 (a)		277	241,350
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		4,715	5,117,237
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (a)		3,145	3,172,519

			8,790,073
Total Corporate Bonds — 32.9%			1,659,789,140

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Resort Properties LLC, Term B Loan, 4.54%, 10/11/20		4,936	4,959,705

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
Petrobras Argentina SA, 7.38%, 7/21/23 (a)		811	855,394
YPF SA:
8.88%, 12/19/18 (a)		1,379	1,477,461
8.50%, 3/23/21 (a)		180	200,212

			2,533,067
Brazil — 0.2%
Petrobras Global Finance BV:
5.75%, 1/20/20		334	346,592
4.88%, 3/17/20		334	340,713
5.38%, 1/27/21		3,600	3,660,120
8.38%, 5/23/21		4,440	4,970,047
6.13%, 1/17/22		339	349,679
8.75%, 5/23/26		92	105,800
7.38%, 1/17/27		365	386,170

			10,159,121
Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (a)		237	255,258
Mexico — 0.1%
Petroleos Mexicanos:
3.50%, 7/18/18		5,047	5,108,069
4.63%, 9/21/23		280	283,360

			5,391,429
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (a)		1,048	1,108,260
Total Foreign Agency Obligations — 0.4%			19,447,135

6	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Foreign Government Obligations		Par (000)	Value
Argentina — 0.4%
Republic of Argentina:
6.25%, 4/22/19	USD	13,149	$13,773,577
5.63%, 1/26/22		4,776	4,890,624
7.82%, 12/31/33	EUR	683	834,414
7.82%, 12/31/33		630	754,923
7.13%, 6/28/2117 (a)	USD	1,025	930,187

			21,183,725
Colombia — 0.0%
Republic of Colombia:
11.75%, 2/25/20		37	45,880
4.38%, 7/12/21		2,294	2,440,816

			2,486,696
Cyprus — 0.5%
Republic of Cyprus:
4.75%, 6/25/19	EUR	9,815	12,168,116
4.63%, 2/03/20		8,454	10,610,903

			22,779,019
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 4/29/20	USD	1,880	1,929,012
8.50%, 1/31/47 (a)		854	920,568
8.50%, 1/31/47		837	902,242

			3,751,822
Indonesia — 0.2%
Republic of Indonesia:
5.88%, 3/13/20		1,147	1,253,769
8.38%, 3/15/24	IDR	10,670,000	869,150
8.38%, 9/15/26		57,658,000	4,771,846
7.00%, 5/15/27		18,722,000	1,422,324
9.00%, 3/15/29		3,557,000	303,942

			8,621,031
Lebanon — 0.0%
Lebanese Republic, 6.85%, 3/23/27	USD	2,028	2,041,742
Mexico — 0.0%
United Mexican States Inflation Linked Bonds, 3.50%, 12/14/17	MXN	1,965	627,807
Russia — 0.8%
Russian Federation:
7.50%, 8/18/21	RUB	834,508	13,973,322
7.40%, 12/07/22		190,500	3,175,156
7.75%, 9/16/26		255,952	4,344,348
8.15%, 2/03/27		612,725	10,809,311
7.05%, 1/19/28		364,968	5,894,566

			38,196,703
South Africa — 0.2%
Republic of South Africa:
5.50%, 3/09/20	USD	1,917	2,031,790
6.25%, 3/31/36	ZAR	120,799	6,518,335

			8,550,125
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 4.50%, 6/22/20	EUR	562	668,181
Turkey — 0.5%
Republic of Turkey:
10.50%, 1/15/20	TRY	11,110	3,148,167

Foreign Government Obligations		Par (000)	Value
Turkey (Continued)
7.00%, 6/05/20	USD	3,182	$3,479,294
9.20%, 9/22/21	TRY	15,170	4,124,005
11.00%, 3/02/22		31,074	8,999,533
8.80%, 9/27/23		7,880	2,086,768
7.38%, 2/05/25	USD	2,327	2,694,736
6.00%, 3/25/27		2,038	2,169,981

			26,702,484
Total Foreign Government Obligations — 2.7%			135,609,335

Investment Companies — 1.2%		Shares	Value
iShares Short Maturity Bond ETF (d)		1,180,000	59,318,600

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 3.3%
Apollo Trust, Series 2009-1, Class A3, 2.92%, 10/03/40 (b)	AUD	1,726	1,330,164
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 3.47%, 11/25/33 (b)	USD	653	654,696
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 3.93%, 7/25/34 (b)		906	896,333
Series 2004-7, Class 4A, 3.41%, 10/25/34 (b)		107	106,279
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 1.48%, 12/25/35 (a)(b)(d)		19	17,192
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 1.76%, 2/25/35 (b)		577	547,664
Series 2005-17, Class 1A6, 5.50%, 9/25/35		1,370	1,363,039
Series 2005-HYB8, Class 2A1, 3.48%, 12/20/35 (b)		1,365	1,166,096
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 3.13%, 2/25/35 (b)		231	230,830
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M1, 2.42%, 10/25/29 (b)		24,762	25,120,964
JPMorgan Mortgage Trust:
Series 2016-2, Class A1, 2.68%, 6/25/46 (a)(b)		22,130	22,176,841
Series 2017-1, Class A4, 3.50%, 1/25/47 (a)(b)		30,136	30,396,729
Series 2017-2, Class A6, 3.00%, 5/25/47 (a)(b)(c)		29,517	29,782,449
Mill City Mortgage Loan Trust, Series 2016-1,
Class A1, 2.50%, 4/25/57 (a)(b)		26,195	26,244,911
MortgageIT Trust, Series 2004-1, Class A1, 2.00%, 11/25/34 (b)		1,795	1,760,443
National RMBS Trust, Series 2012-2, Class A1, 2.72%, 6/20/44 (b)	AUD	1,640	1,262,608
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 9/25/56 (a)(b)	USD	4,608	4,683,934
Rochester Financing No.1 PLC, Series 1, Class A1, 1.79%, 7/16/46 (b)	GBP	3,098	4,048,871
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 1.52%, 9/25/34 (b)	USD	1,151	1,070,903

BLACKROCK FUNDS II	JUNE 30, 2017	7

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M1, 2.42%, 11/25/28 (b)	USD	4,268	$4,280,594
TORRENS Trust, Series 2013-1, Class A, 2.57%, 4/12/44 (b)	AUD	8,918	6,861,627
Walsh Acceptance, Series 1997-2, Class A, 3.22%, 3/01/27 (a)(b)(c)	USD	10	3,109

			164,006,276
Commercial Mortgage-Backed Securities — 11.0%
Banc of America Commercial Mortgage Trust:
Series 2007-3, Class AJ, 5.87%, 6/10/49 (b)		3,033	3,048,911
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		6,719	6,793,463
Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 2.59%, 11/15/23 (a)(b)(c)		6,900	6,917,250
Barclays Commercial Mortgage Trust, Series 2015-SLP, Class D, 4.36%, 2/15/28 (a)(b)		5,000	5,007,631
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AJ, 5.59%, 12/11/40 (b)		22,567	24,527,286
Series 2005-PW10, Class B, 5.79%, 12/11/40 (b)		13,697	14,614,218
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (b)		5,000	5,060,661
Series 2014-PWR4, Class F, 6.20%, 6/11/41 (a)(b)		2,500	2,655,698
BXHTL Mortgage Trust, Series 2015-JWRZ, Class A, 2.39%, 5/15/29 (a)(b)		6,590	6,598,268
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 2.56%, 12/15/27 (a)(b)		15,954	15,973,786
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class A, 1.80%, 5/09/22 (a)(b)		13,310	13,330,162
Chicago Skyscraper Trust, Series 2017-SKY, Class A, 1.96%, 2/15/19 (a)(b)		10,120	10,138,939
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A, 3.25%, 5/10/35 (a)		7,460	7,664,374
Citigroup/Deutsche Bank Mortgage Trust, Series 2007-CD5, Class AJ, 6.51%, 11/15/44 (b)		5,970	6,013,831
CLNS Trust, Series 2017-IKPR, Class A, 1.80%, 6/11/32 (a)(b)		21,360	21,386,593
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%, 5/15/45		9,666	10,036,238
Series 2013-CR10, Class ASB, 3.80%, 8/10/46		3,300	3,481,202
Series 2014-PAT, Class A, 1.79%, 8/13/27 (a)(b)		14,450	14,454,536
Series 2014-UBS6, Class ASB, 3.39%, 8/10/24		1,800	1,870,995
Series 2015-CR23, Class A2, 2.85%, 5/10/48		16,620	16,968,987
Series 2015-LC21, Class A2, 2.98%, 7/10/48		32,500	33,245,696
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 2/10/34 (a)		10,000	10,260,693
Credit Suisse Commercial Mortgage Trust:
Series 2006-C1, Class G, 5.85%, 2/15/39 (a)(b)		13,098	13,064,914

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2007-C4, Class A1AM, 6.25%, 9/15/39 (b)	USD	272	$271,779
Series 2015-DEAL, Class A, 2.48%, 4/15/29 (a)(b)		1,886	1,891,467
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class ASB, 3.35%, 7/15/24		13,700	14,167,070
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFX, 3.23%, 12/15/34 (a)		10,000	10,254,696
GS Mortgage Securities Corp. Trust:
Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)		5,000	5,243,471
Series 2013-NYC5, Class C, 2.97%, 1/10/18 (a)		7,768	7,806,719
Series 2013-NYC5, Class D, 3.48%, 1/10/18 (a)		4,000	4,025,433
Series 2013-NYC5, Class E, 3.77%, 1/10/18 (a)(b)		3,380	3,404,840
GS Mortgage Securities Trust, Series 2013-GC13, Class AAB, 3.72%, 7/10/46 (b)		8,300	8,712,538
Hospitality Mortgage Trust, Series 2017-HIT, Class A, 1.94%, 5/08/30 (a)(b)		15,230	15,247,977
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2003-CB7, Class F, 5.85%, 1/12/38 (a)(b)		5,000	5,239,791
Series 2007-CB18, Class AMFL, 1.15%, 2/12/17 (b)		5,831	5,768,670
Series 2008-C2, Class A4FL, 2.62%, 2/12/51 (b)		9,655	9,238,836
Series 2014-FL6, Class A, 2.56%, 11/15/31 (a)(b)		2,171	2,174,770
Latitude Management Real Estate Capital, Inc., Series 2015-CRE1, Class A, 2.97%, 2/22/32 (a)(b)(c)		5,000	5,018,750
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.41%, 9/15/45 (b)		17,500	17,727,575
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/32 (a)		16,255	17,023,832
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Class AAB, 2.66%, 5/15/46		6,000	6,094,976
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,600	5,747,819
Series 2014-C19, Class ASB, 3.33%, 6/15/24		7,950	8,272,037
Morgan Stanley Capital I Trust:
Series 2007-HQ13, Class A3, 5.57%, 12/15/44		6,426	6,460,585
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		2,982	2,990,857
Series 2008-T29, Class A4, 6.50%, 1/11/43 (b)		19,880	20,167,371
Series 2012-C4, Class A4, 3.24%, 3/15/45		4,655	4,795,182
Series 2014-CPT, Class A, 3.35%, 7/13/29 (a)		5,000	5,186,817
Series 2014-MP, Class A, 3.47%, 8/11/21 (a)		4,215	4,384,485
RAIT Trust:
Series 2016-FL6, Class A, 2.44%, 11/13/31 (a)(b)(e)		5,629	5,629,383

8	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-FL7, Class A, 2.10%, 6/15/37 (a)(b)	USD	6,340	$6,340,000
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 2.05%, 4/15/32 (a)(b)		505	505,142
UBS Commercial Mortgage Trust, Series 2012-C1, Class A3, 3.40%, 5/10/45		4,485	4,669,034
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB 2.79%, 4/10/46		8,000	8,146,134
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/30 (a)		17,196	17,550,492
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (b)		532	534,642
Series 2007-C32, Class AMFL, 1.39%, 6/15/49 (a)(b)		5,220	5,219,439
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (a)		6,168	6,168,187
Series 2007-C33, Class AM, 6.17%, 2/15/51 (b)		5,540	5,534,772
Series 2007-C34, Class A1A, 5.61%, 5/15/46 (b)		10,956	10,956,770
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.51%, 6/15/29 (a)(b)		3,510	3,520,874
Wells Fargo Commercial Mortgage Trust, Series 2014-TISH, Class SCH1, 3.91%, 1/15/27 (a)(b)		3,500	3,450,785
WF-RBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44		13,691	14,365,880
Series 2012-C6, Class A4, 3.44%, 4/15/45		1,970	2,048,110
Series 2014-C24, Class ASB, 3.32%, 11/15/47		10,315	10,699,101

			555,771,420
Interest Only Commercial Mortgage-Backed Securities — 0.9%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.38%, 3/10/47 (b)		35,505	2,044,171
Commercial Mortgage Pass-Through Certificates:
Series 2014-CR15, Class XA, 1.43%, 2/10/47 (b)		60,248	2,576,219
Series 2015-CR23, Class XA, 1.13%, 5/10/48 (b)		40,581	2,088,564
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)		157,420	5,228,705
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		100,000	3,173,310
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class XA, 1.33%, 10/15/48 (b)		66,122	3,781,122
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, 0.96%, 12/15/49 (b)		46,841	2,253,288
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A2, 2.98%, 7/15/50		25,100	25,606,980
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.14%, 5/25/36 (a)(b)		322	1,649

			46,754,008
Total Non-Agency Mortgage-Backed Securities — 15.2%			766,531,704

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 3.7%
Fannie Mae:
Series 1997-20, Class FB, 1.16%, 3/25/27 (b)	USD	178	$176,610
Series 2011-48, Class MG, 4.00%, 6/25/26 (e)		2,936	3,092,954
Series 2011-84, Class MG, 4.00%, 9/25/26 (e)		4,145	4,399,572
Series 2013-133, Class NA, 3.00%, 5/25/36		8,187	8,416,969
Series 2014-C02, Class 1M1, 2.17%, 5/25/24 (b)		2,065	2,074,284
Series 2015-10, Class KA, 3.00%, 7/25/40		10,948	11,190,316
Series 2017-C02, Class 2M1, 2.37%, 9/25/29 (b)		13,545	13,666,098
Fannie Mae Connecticut Avenue Securities, Series 2017-C04, Class 2M1, 2.07%, 11/25/29 (b)		15,189	15,253,797
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		99	105,875
Series 2577, Class UC, 5.00%, 2/15/18		20	20,693
Series 3710, Class MG, 4.00%, 8/15/25 (e)		1,869	1,993,506
Series 3959, Class MA, 4.50%, 11/15/41		4,260	4,565,590
Series 3986, Class M, 4.50%, 9/15/41		4,549	4,855,778
Series 4390, Class CA, 3.50%, 6/15/50		11,101	11,499,694
Series 4446, Class MA, 3.50%, 12/15/50		19,745	20,486,545
Series 4459, Class BN, 3.00%, 8/15/43		13,752	14,046,360
Series 4482, Class DH, 3.00%, 6/15/42		7,908	8,101,814
Series 4569, Class JA, 3.00%, 3/15/42		21,132	21,595,748
Series 4593, Class MP, 4.00%, 4/15/54		31,577	33,901,317
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		9,382	9,773,708

			189,217,228
Commercial Mortgage-Backed Securities — 0.7%
Freddie Mac:
Series KIR2, Class A1, 2.75%, 3/25/27		9,447	9,574,386
Series KJO5, Class A2, 2.16%, 10/25/21		11,543	11,445,215
Series KP03, Class A2, 1.78%, 7/25/19		12,958	12,963,662

			33,983,263
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2012-M9, Class X1, 4.14%, 12/25/17 (b)		16,655	140,908
Series 2013-M4, Class X1, 4.11%, 2/25/18 (b)		16,415	16,582
Series 2013-M5, Class X2, 2.25%, 1/25/22 (b)		27,669	1,731,248
Freddie Mac:
Series K044, Class X1, 0.88%, 1/25/25		54,698	2,559,695
Series K718, Class X1, 0.77%, 1/25/22 (b)		12,835	323,501
Series KW01, Class X1, 1.12%, 1/25/26 (a)(b)		47,784	3,064,451
Ginnie Mae, Series 2012-120, Class IO, 0.79%, 2/16/53 (b)		30,023	1,453,220

			9,289,605
Mortgage-Backed Securities — 17.6%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/32 (f)		415,625	417,784,297

BLACKROCK FUNDS II	JUNE 30, 2017	9

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
2.86%, 9/01/45 (b)	USD	15,281	$15,658,344
2.92%, 11/01/45 (b)		1,403	1,438,926
3.00%, 7/01/32 (f)		274,280	281,501,271
3.16%, 6/01/45 (b)		18,768	19,266,367
3.51%, 9/01/42 (b)		12,212	12,740,195
4.00%, 7/01/32 (f)		21,255	21,985,641
4.50%, 7/01/32 (f)		10,490	10,729,303
5.00%, 4/01/21		1	1,476
5.50%, 6/01/20-10/01/21		555	582,432
6.50%, 4/01/21		66	67,984
7.00%, 8/01/17-11/01/17		1	557
Freddie Mac Mortgage-Backed Securities:
2.91%, 10/01/45 (b)		7,916	8,088,240
3.00%, 7/01/32 (f)		50,215	51,564,528
3.50%, 7/01/32 (f)		43,215	45,007,770

			886,417,331
Total U.S. Government Sponsored Agency Securities — 22.2%			1,118,907,427

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Notes:
0.63%, 6/30/18		300,000	298,089,900
1.63%, 3/15/20		53,900	54,070,540
1.50%, 4/15/20-5/15/20		173,335	173,147,211
Total U.S. Treasury Obligations — 10.4%			525,307,651
Total Long-Term Investments (Cost — $5,602,963,117) — 111.0%			5,592,665,817

Money Market Funds — 2.2%		Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.84% (d)(g)		113,957,213	$113,957,213

Total Repurchase Agreements — 1.6%			80,000,000
Total Short-Term Securities (Cost — $193,957,213) — 3.8%			193,957,213

Options Purchased
(Cost — $4,427,979) — 0.1%			2,572,041
Total Investments Before TBA Sale Commitments and Options Written (Cost — $5,801,348,309*) — 114.9%			5,789,195,071

TBA Sale Commitments (f)		Par (000)	Value
Mortgage-Backed Securities — (5.0)%
Fannie Mae Mortgage-Backed Securities, 3.00%, 7/01/32	USD	245,000	(251,450,385)
Total TBA Sale Commitments (Proceeds — $252,388,281) — (5.0)%			(251,450,385)

Options Written
(Premiums Received — $ 7,985,523) — (0.1)%			(5,175,231)
Total Investments Net of TBA Sale Commitments and Options Written — 109.8%			5,532,569,455
Liabilities in Excess of Other Assets — (9.8)%			(493,596,938)

Net Assets — 100.0%			$5,038,972,517

Notes to Schedule of Investments

*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$5,801,463,484

Gross unrealized appreciation	$18,168,809
Gross unrealized depreciation	(30,437,222)

Net unrealized depreciation	$(12,268,413)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

10	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

(d)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2016	Shares/Par Purchased		Shares/Par Sold[1]	Shares/Par Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Gain (Loss)[2]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	28,057,043	85,900,170	[3]	—	113,957,213	$113,957,213	$224,247	$199	—
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ 38,608	—		$(20,054)	$ 18,554	17,192	964	94	$ (851)
iShares Short Maturity Bond ETF	1,180,000	—		—	1,180,000	59,318,600	564,429	—	94,400
Total						$173,293,005	$789,640	$293	$93,549

[1]	Includes paydowns.

[2]	Includes net capital gain distributions.

[3]	Represents net shares purchased.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Barclays Capital, Inc.	$73,319,933	$(267,275)
Citigroup Global Markets, Inc.	$20,229,556	$(87,718)
Credit Suisse Securities (USA) LLC	$59,831,400	$(480,971)
Goldman Sachs & Co.	$245,744,910	$(607,161)
J.P. Morgan Securities LLC	$41,043,385	$(108,871)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$78,075,083	$(314,941)
Mizuho Securities USA LLC	$10,729,303	$(13,113)
Morgan Stanley & Co. LLC	$10,051,953	$(27,734)
Wells Fargo Securities, LLC	$38,096,902	$(170,614)

(g)	Current yield as of period end.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements

Repurchase Agreements							Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	at Value (000)	Proceeds including Interest	Position	Original Par	Position received, at Value
Mizuho Securities USA, Inc.	2.40%	6/30/17	7/03/17	$80,000	$80,000	$80,015,976	Asset-Backed securities, 0.00% to 6.80% due from 2/1/22 to 6/25/47	$616,226,235	$92,000,000

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(11)	Euro-Bobl	September 2017	USD	1,654,636	$ 16,324
(170)	Euro-Bund	September 2017	USD	31,429,632	188,889
(158)	U.S. Treasury Bonds (30 Year)	September 2017	USD	24,282,625	(177,189)
(1,843)	U.S. Treasury Notes (10 Year)	September 2017	USD	231,354,094	554,596
8,050	U.S. Treasury Notes (2 Year)	September 2017	USD	1,739,680,477	(1,995,975)
(7,117)	U.S. Treasury Notes (5 Year)	September 2017	USD	838,638,371	2,172,392
53	U.S. Ultra Treasury Bonds	September 2017	USD	8,791,375	64,863
(745)	U.S. Ultra Treasury Bonds (10 Year)	September 2017	USD	100,435,313	710,953
(333)	Euro Dollar	March 2019	USD	81,705,713	(287,203)
Total					$1,247,650

BLACKROCK FUNDS II	JUNE 30, 2017	11

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	989,909,375	USD	1,475,000	Credit Suisse International	7/06/17	$ 15,960
RUB	96,936,560	USD	1,624,000	JPMorgan Chase Bank N.A.	7/06/17	17,532
USD	1,475,000	COP	4,290,406,250	Credit Suisse International	7/06/17	68,487
EUR	8,965,000	AUD	13,196,722	Bank of America N.A.	7/10/17	103,633
RUB	55,265,606	USD	935,000	JPMorgan Chase Bank N.A.	7/10/17	54
RUB	55,011,160	USD	930,500	JPMorgan Chase Bank N.A.	7/10/17	249
USD	1,874,441	RUB	110,010,947	Credit Suisse International	7/10/17	13,135
USD	1,856,559	RUB	108,927,097	Deutsche Bank AG	7/10/17	13,591
JPY	184,171,882	USD	1,636,000	Goldman Sachs International	7/11/17	2,274
TRY	7,430,970	USD	2,101,545	Goldman Sachs International	7/14/17	1,850
MYR	3,336,375	USD	775,000	BNP Paribas S.A.	7/17/17	1,640
MYR	1,672,440	USD	385,000	JPMorgan Chase Bank N.A.	7/17/17	4,310
MYR	3,394,160	USD	770,000	JPMorgan Chase Bank N.A.	7/17/17	20,091
TRY	12,632,617	USD	3,563,000	BNP Paribas S.A.	7/21/17	5,491
TRY	4,598,092	USD	1,292,000	Citibank N.A.	7/21/17	6,880
USD	366,837	MXN	6,632,630	BNP Paribas S.A.	7/21/17	2,716
USD	922,163	MXN	16,671,894	JPMorgan Chase Bank N.A.	7/21/17	6,903
USD	1,292,000	ZAR	16,631,618	Citibank N.A.	7/21/17	25,706
GBP	9,915,000	CAD	16,644,608	Barclays Bank PLC	7/24/17	83,015
GBP	11,635,000	CAD	19,601,892	HSBC Bank PLC	7/24/17	43,512
RUB	97,553,680	USD	1,624,000	BNP Paribas S.A.	7/24/17	21,504
RUB	96,887,840	USD	1,624,000	Deutsche Bank AG	7/24/17	10,272
USD	7,044,092	AUD	9,163,000	Deutsche Bank AG	8/03/17	4,789
USD	1,274,000	COP	3,737,916,000	BNP Paribas S.A.	8/09/17	54,678
CAD	17,405,993	NZD	18,345,000	Barclays Bank PLC	8/14/17	1,246
CAD	17,478,988	NZD	18,345,000	Barclays Bank PLC	8/14/17	57,580
CAD	13,794,909	NZD	14,410,000	Barclays Bank PLC	8/14/17	95,519
CAD	17,645,689	NZD	18,345,000	Barclays Bank PLC	8/14/17	186,234
CAD	20,521,555	NZD	21,260,000	Barclays Bank PLC	8/14/17	271,381
CAD	17,793,201	NZD	18,345,000	Barclays Bank PLC	8/14/17	300,077
CAD	17,557,688	NZD	18,345,000	BNP Paribas S.A.	8/14/17	118,318
CAD	2,378,772	NZD	2,496,258	Citibank N.A.	8/14/17	8,108
CAD	15,102,155	NZD	15,848,742	Citibank N.A.	8/14/17	50,968
CAD	8,311,562	NZD	8,645,000	Citibank N.A.	8/14/17	84,759
CAD	9,325,997	NZD	9,700,000	Citibank N.A.	8/14/17	95,200
NZD	18,345,000	CAD	17,334,814	Barclays Bank PLC	8/14/17	53,687
NZD	18,345,000	CAD	17,257,839	Deutsche Bank AG	8/14/17	113,092
NZD	18,345,000	CAD	17,155,327	Deutsche Bank AG	8/14/17	192,207
NZD	18,345,000	CAD	17,137,905	Goldman Sachs International	8/14/17	205,653
NZD	18,345,000	CAD	12,738,786	Morgan Stanley & Co. International PLC	8/14/17	193,623
NZD	18,345,000	CAD	12,738,786	Morgan Stanley & Co. International PLC	8/14/17	222,297
NZD	22,220,000	CAD	15,429,590	Morgan Stanley & Co. International PLC	8/14/17	252,185
IDR	10,368,050,000	USD	770,000	Bank of America N.A.	8/15/17	3,702
IDR	10,284,009,005	USD	763,872	Citibank N.A.	8/15/17	3,559
IDR	14,693,977,749	USD	1,091,272	Citibank N.A.	8/15/17	5,247
IDR	7,640,110,822	USD	567,616	JPMorgan Chase Bank N.A.	8/15/17	2,517

12	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	11,464,500,320	USD	851,240	JPMorgan Chase Bank N.A.	8/15/17	$ 4,284
MYR	8,346,285	USD	1,930,000	Morgan Stanley & Co. International PLC	8/17/17	10,297
USD	1,270,000	COP	3,794,760,000	Barclays Bank PLC	8/22/17	34,013
USD	1,274,000	COP	3,867,227,000	Credit Suisse International	8/22/17	14,410
CAD	17,765,364	EUR	11,840,000	Citibank N.A.	9/12/17	139,141
CHF	8,680,553	USD	9,085,161	Bank of America N.A.	9/12/17	11,185
CHF	3,673,229	USD	3,844,840	Citibank N.A.	9/12/17	4,335
EUR	11,860,000	CHF	12,887,788	Citibank N.A.	9/12/17	94,548
GBP	4,940,000	USD	6,399,676	Bank of America N.A.	9/12/17	49,356
USD	3,914,341	RUB	227,158,978	BNP Paribas S.A.	9/15/17	125,304
USD	3,914,227	RUB	226,800,117	BNP Paribas S.A.	9/15/17	131,176
USD	9,749,840	RUB	567,328,544	Deutsche Bank AG	9/15/17	286,737
USD	9,851,704	RUB	571,187,003	Deutsche Bank AG	9/15/17	324,241
USD	1,435,196	RUB	85,204,709	HSBC Bank PLC	9/15/17	13,972
USD	8,845,217	RUB	512,951,846	JPMorgan Chase Bank N.A.	9/15/17	289,124
USD	3,236,703	TRY	11,648,408	Citibank N.A.	9/20/17	3,305
USD	2,219,117	ZAR	29,255,726	Bank of America N.A.	9/20/17	13,998
USD	2,244,654	ZAR	29,527,078	Citibank N.A.	9/20/17	19,082
USD	2,250,707	ZAR	29,611,737	JPMorgan Chase Bank N.A.	9/20/17	18,754
USD	5,990,984	TRY	21,720,313	BNP Paribas S.A.	10/23/17	15,337
TRY	51,640,687	USD	13,341,261	BNP Paribas S.A.	6/25/18	327

						4,648,357

MXN	6,664,059	USD	368,571	Barclays Bank PLC	7/03/17	(1,573)
MXN	6,663,292	USD	368,571	Deutsche Bank AG	7/03/17	(1,615)
MXN	9,994,238	USD	552,857	Morgan Stanley & Co. International PLC	7/03/17	(2,462)
RUB	58,616,250	USD	1,015,000	Deutsche Bank AG	7/03/17	(21,736)
AUD	13,192,347	EUR	8,965,000	Bank of America N.A.	7/05/17	(103,386)
EUR	8,965,000	AUD	13,343,337	Barclays Bank PLC	7/05/17	(12,657)
COP	2,266,100,000	USD	775,000	Royal Bank of Scotland PLC	7/06/17	(32,110)
COP	2,046,100,000	USD	700,000	UBS AG	7/06/17	(29,232)
USD	7,000,939	AUD	9,395,000	JPMorgan Chase Bank N.A.	7/06/17	(219,415)
USD	1,475,000	CLP	980,299,750	Royal Bank of Scotland PLC	7/06/17	(1,486)
USD	16,597,237	EUR	14,751,000	Deutsche Bank AG	7/06/17	(256,322)
USD	1,285,519	GBP	1,013,000	Australia & New Zealand Bank Group	7/06/17	(34,141)
USD	11,934,106	GBP	9,278,000	Deutsche Bank AG	7/06/17	(152,573)
USD	1,624,000	RUB	97,537,440	Goldman Sachs International	7/06/17	(27,707)
AUD	8,349,620	EUR	5,650,000	Barclays Bank PLC	7/10/17	(40,209)
RUB	54,942,240	USD	932,750	Barclays Bank PLC	7/10/17	(3,167)
RUB	54,966,958	USD	932,750	Barclays Bank PLC	7/10/17	(2,749)
USD	2,074,627	TRY	7,430,970	Bank of America N.A.	7/14/17	(28,768)
USD	1,930,000	MYR	8,327,950	Morgan Stanley & Co. International PLC	7/17/17	(8,577)
MXN	23,281,692	USD	1,289,000	Barclays Bank PLC	7/21/17	(10,872)
ZAR	12,025,305	USD	924,310	Barclays Bank PLC	7/21/17	(8,730)
ZAR	4,785,887	USD	367,690	BNP Paribas S.A.	7/21/17	(3,304)
CAD	16,713,775	GBP	9,915,000	Barclays Bank PLC	7/24/17	(29,651)
CAD	16,713,785	GBP	9,915,000	Barclays Bank PLC	7/24/17	(29,644)

BLACKROCK FUNDS II	JUNE 30, 2017	13

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,886,022	GBP	1,720,000	HSBC Bank PLC	7/24/17	$ (15,476)
IDR	24,065,360,000	USD	1,804,000	BNP Paribas S.A.	7/24/17	(3,496)
IDR	55,160,900,000	USD	4,135,000	JPMorgan Chase Bank N.A.	7/24/17	(8,013)
MXN	23,091,517	USD	1,276,000	Morgan Stanley & Co. International PLC	7/27/17	(9,637)
CLP	169,127,539	USD	255,033	Bank of America N.A.	7/28/17	(464)
CLP	483,131,506	USD	728,667	BNP Paribas S.A.	7/28/17	(1,460)
CLP	484,209,000	USD	730,000	BNP Paribas S.A.	7/28/17	(1,172)
CLP	72,487,760	USD	109,300	Goldman Sachs International	7/28/17	(192)
RUB	146,105,160	USD	2,463,000	Deutsche Bank AG	7/28/17	(692)
TRY	3,790,224	USD	1,073,627	BNP Paribas S.A.	7/28/17	(5,128)
TRY	2,006,783	USD	568,120	BNP Paribas S.A.	7/28/17	(2,390)
TRY	3,791,286	USD	1,073,627	Goldman Sachs International	7/28/17	(4,829)
TRY	9,266,472	USD	2,615,000	HSBC Bank PLC	7/28/17	(2,697)
TRY	3,789,569	USD	1,073,627	JPMorgan Chase Bank N.A.	7/28/17	(5,313)
BRL	7,632,545	USD	2,296,808	Barclays Bank PLC	8/02/17	(10,136)
BRL	4,595,000	USD	1,385,635	BNP Paribas S.A.	8/02/17	(8,996)
BRL	586,193	USD	178,690	Goldman Sachs International	8/02/17	(3,070)
USD	3,838,517	BRL	12,813,738	BNP Paribas S.A.	8/02/17	(414)
USD	15,860,957	EUR	13,875,000	Deutsche Bank AG	8/03/17	(16,309)
USD	12,123,767	GBP	9,339,000	Barclays Bank PLC	8/03/17	(53,757)
COP	3,878,056,000	USD	1,274,000	Barclays Bank PLC	8/09/17	(8,963)
USD	363,976	EUR	333,616	Bank of America N.A.	8/11/17	(17,936)
USD	1,844,912	EUR	1,642,076	Citibank N.A.	8/11/17	(34,876)
USD	2,084,976	TRY	7,430,970	Goldman Sachs International	8/11/17	(919)
CAD	17,322,633	NZD	18,345,000	Barclays Bank PLC	8/14/17	(63,087)
CAD	17,395,848	NZD	18,345,000	Barclays Bank PLC	8/14/17	(6,583)
CAD	17,182,019	NZD	18,345,000	Deutsche Bank AG	8/14/17	(171,607)
CAD	17,204,124	NZD	18,345,000	Deutsche Bank AG	8/14/17	(154,547)
CAD	17,212,912	NZD	18,345,000	Deutsche Bank AG	8/14/17	(147,765)
CAD	17,309,425	NZD	18,345,000	Deutsche Bank AG	8/14/17	(73,280)
NZD	13,350,000	CAD	12,913,188	Australia & New Zealand Bank Group	8/14/17	(191,162)
NZD	8,645,000	CAD	8,286,354	Barclays Bank PLC	8/14/17	(65,305)
NZD	14,410,000	CAD	13,745,800	Barclays Bank PLC	8/14/17	(57,619)
NZD	18,345,000	CAD	17,428,227	Barclays Bank PLC	8/14/17	(18,406)
NZD	18,345,000	CAD	17,583,627	Citibank N.A.	8/14/17	(138,337)
NZD	68,770,000	CAD	66,432,508	Morgan Stanley & Co. International PLC	8/14/17	(917,329)
USD	4,044,000	IDR	55,085,750,400	BNP Paribas S.A.	8/15/17	(66,703)
USD	558,057	IDR	7,494,700,000	Barclays Bank PLC	8/16/17	(1,160)
USD	105,334	IDR	1,414,635,000	Barclays Bank PLC	8/16/17	(219)
USD	613,539	IDR	8,227,560,000	BNP Paribas S.A.	8/16/17	(360)
USD	115,806	IDR	1,552,965,000	BNP Paribas S.A.	8/16/17	(68)
USD	663,957	IDR	8,922,260,000	Deutsche Bank AG	8/16/17	(1,777)
USD	624,605	IDR	8,388,450,000	Deutsche Bank AG	8/16/17	(1,299)
USD	668,530	IDR	8,966,330,000	Deutsche Bank AG	8/16/17	(492)
USD	662,523	IDR	8,885,765,000	Deutsche Bank AG	8/16/17	(488)
USD	125,323	IDR	1,684,090,000	Deutsche Bank AG	8/16/17	(335)
USD	117,895	IDR	1,583,335,000	Deutsche Bank AG	8/16/17	(245)

14	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	126,186	IDR	1,692,410,000	Deutsche Bank AG	8/16/17	$ (93)
USD	125,052	IDR	1,677,200,000	Deutsche Bank AG	8/16/17	(92)
USD	371,899	IDR	4,996,463,132	Goldman Sachs International	8/16/17	(912)
USD	70,197	IDR	943,090,991	Goldman Sachs International	8/16/17	(172)
USD	620,063	IDR	8,327,440,000	JPMorgan Chase Bank N.A.	8/16/17	(1,289)
USD	117,038	IDR	1,571,815,000	JPMorgan Chase Bank N.A.	8/16/17	(243)
USD	666,610	IDR	8,943,910,000	UBS AG	8/16/17	(739)
USD	680,242	IDR	9,122,720,000	UBS AG	8/16/17	(450)
USD	125,824	IDR	1,688,180,000	UBS AG	8/16/17	(140)
USD	128,396	IDR	1,721,925,000	UBS AG	8/16/17	(85)
USD	10,161,710	TRY	36,360,122	BNP Paribas S.A.	8/21/17	(13,304)
COP	3,876,255,900	USD	1,270,000	UBS AG	8/22/17	(7,469)
USD	1,781,053	MXN	33,760,744	JPMorgan Chase Bank N.A.	8/23/17	(62,788)
CHF	12,857,545	EUR	11,860,000	Bank of America N.A.	9/12/17	(126,240)
NOK	106,700,000	SEK	109,586,555	Citibank N.A.	9/12/17	(264,173)
SEK	107,111,531	NOK	106,700,000	BNP Paribas S.A.	9/12/17	(30,868)
USD	6,700,000	CHF	6,435,491	Citibank N.A.	9/12/17	(43,747)
USD	12,560,001	CHF	12,093,373	Standard Chartered Bank	9/12/17	(112,638)
USD	6,303,631	GBP	4,940,000	BNP Paribas S.A.	9/12/17	(145,401)
USD	12,570,391	NZD	17,280,000	BNP Paribas S.A.	9/12/17	(74,974)
USD	1,076,112	RUB	65,702,006	Credit Suisse International	9/15/17	(19,805)
USD	354,368	RUB	21,355,959	Credit Suisse International	9/15/17	(1,852)
USD	2,985,195	TRY	10,764,465	Bank of America N.A.	9/20/17	(2,835)
USD	14,188,951	TRY	51,640,687	BNP Paribas S.A.	10/23/17	(18,327)
USD	149,862	EUR	138,919	Citibank N.A.	2/21/18	(10,914)
USD	246,174	EUR	228,978	Deutsche Bank AG	2/21/18	(18,830)
USD	244,503	EUR	227,433	Morgan Stanley & Co. International PLC	2/21/18	(18,714)
TRY	21,720,313	USD	5,634,761	BNP Paribas S.A.	6/25/18	(23,227)

						(4,356,915)
Net Unrealized Appreciation						$ 291,442

OTC Options Purchased

Description	Put/Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Barclays Bank PLC	7/07/17	JPY	111.00	USD	1,636	$21,806
GBP Currency	Call	HSBC Bank PLC	7/20/17	CAD	1.68	GBP	59,495	921,709
USD Currency	Call	Deutsche Bank AG	8/07/17	RUB	58.00	USD	1,274	42,054
EUR Currency	Put	Credit Suisse International	7/06/17	AUD	1.45	EUR	45,400	1,166
EUR Currency	Put	Barclays Bank PLC	7/12/17	NOK	9.35	EUR	44,870	13,101
GBP Currency	Put	HSBC Bank PLC	7/20/17	CAD	1.68	GBP	59,495	440,143
EUR Currency	Put	UBS AG	8/14/17	USD	1.03	EUR	47,510	7
EUR Currency	Put	BNP Paribas S.A.	8/25/17	USD	1.12	EUR	1,808	6,592
Total								$1,446,578

BLACKROCK FUNDS II	JUNE 30, 2017	15

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Credit Suisse International	Put	1.38%	Pay	6-month JPY LIBOR	1/23/19	JPY	31,240,000	$369,630
5-Year Interest Rate Swap	Deutsche Bank AG	Put	3.35%	Pay	3-month LIBOR	1/18/22	USD	45,285	755,833
Total									$1,125,463

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
GBP Currency	Call	HSBC Bank PLC	7/20/17	CAD	1.68	GBP	59,495	$(933,247)
GBP Currency	Put	HSBC Bank PLC	7/20/17	CAD	1.68	GBP	59,495	(433,444)
Total								$(1,366,691)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.40%	Pay	6-month LIBOR	1/18/18	USD	512,000	$(297,610)
2-Year Interest Rate Swap	Barclays Bank PLC	Call	1.75%	Pay	6-month LIBOR	3/29/19	USD	275,000	(1,118,197)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	1.65%	Pay	6-month LIBOR	5/06/19	USD	275,000	(954,247)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	2.40%	Receive	6-month LIBOR	1/18/18	USD	512,000	(82,831)
2-Year Interest Rate Swap	Barclays Bank PLC	Put	2.75%	Receive	6-month LIBOR	3/29/19	USD	275,000	(571,083)
2-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.65%	Receive	6-month LIBOR	5/06/19	USD	275,000	(784,572)
Total									$(3,808,540)

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.28.V1	5.00%	6/20/22	USD 103,000	$(558,364)
CDX.NA.IG.28.V1	1.00%	6/20/22	USD 79,272	117,444
Total				$(440,920)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.49%[1]	3-month LIBOR	N/A	1/20/19	USD	129,410	$ 486,517
7.36%[2]	28-day MXIBTIIE	N/A	1/28/19	MXN	147,861	(47,285)
0.49%[1]	6-month EURIBOR	N/A	7/04/19	EUR	120,000	2,351,322
0.45%[2]	6-month EURIBOR	N/A	7/04/19	EUR	120,000	(2,179,240)
7.32%[1]	28-day MXIBTIIE	N/A	2/20/20	MXN	279,817	214,971
7.16%[1]	28-day MXIBTIIE	N/A	4/29/20	MXN	269,460	159,404
1.95%[2]	3-month LIBOR	N/A	1/20/22	USD	53,740	(454,467)
7.45%[1]	28-day MXIBTIIE	N/A	3/07/22	MXN	95,673	140,439
7.48%[1]	28-day MXIBTIIE	N/A	3/07/22	MXN	47,835	74,689
7.47%[1]	28-day MXIBTIIE	N/A	3/07/22	MXN	47,834	73,608
7.16%[1]	28-day MXIBTIIE	N/A	6/01/22	MXN	113,909	95,808
6.32%[1]	28-day MXIBTIIE	N/A	7/17/25	MXN	20,635	(52,829)

16	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.70%[1]	3-month LIBOR	1/20/22[3]	1/20/27	USD	15,090	$ 67,450
7.41%[1]	28-day MXIBTIIE	N/A	5/25/27	MXN	65,313	60,784
7.38%[1]	28-day MXIBTIIE	N/A	5/25/27	MXN	10,627	8,285
7.82%[1]	28-day MXIBTIIE	N/A	3/04/37	MXN	22,966	20,734
7.92%[1]	28-day MXIBTIIE	N/A	5/01/37	MXN	29,901	56,347
7.95%[1]	28-day MXIBTIIE	N/A	5/01/37	MXN	27,512	59,506
Total						$1,136,043

[1]	The Fund pays the floating rate and receives the fixed rate.

[2]	The Fund pays the fixed rate and receives the floating rate.

[3]	Forward swap.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	2,086	$ (23,372)	$ 10,896	$ (34,268)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	2,086	(20,703)	16,889	(37,592)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	225	4,993	11,895	(6,902)
Altria Group, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	19,650	(692,114)	(619,933)	(72,181)
L Brands, Inc.	1.00%	Citibank N.A.	6/20/22	USD	14,584	795,901	1,040,018	(244,117)
L Brands, Inc.	1.00%	Citibank N.A.	6/20/22	USD	6,944	378,959	494,729	(115,770)
L Brands, Inc.	1.00%	Citibank N.A.	6/20/22	USD	3,472	189,479	245,972	(56,493)
Lowe’s Cos., Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	9,785	(359,589)	(318,210)	(41,379)
Philip Morris International, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	2,985	(75,830)	(69,724)	(6,106)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	2,569	(199,854)	(117,511)	(82,343)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	847	(65,890)	(62,682)	(3,208)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	446	(34,696)	(35,798)	1,102
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	420	(32,673)	(34,292)	1,619
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	419	(32,595)	(34,210)	1,615
Republic of South Africa	1.00%	Bank of America N.A.	6/20/22	USD	1,415	60,796	69,038	(8,242)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/22	USD	865	37,164	41,370	(4,206)
Republic of South Africa	1.00%	Citibank N.A.	6/20/22	USD	1,921	82,535	93,725	(11,190)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/22	USD	1,080	46,402	51,653	(5,251)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	8,212	(93,036)	(20,263)	(72,773)
Target Corp.	1.00%	Goldman Sachs Bank USA	6/20/22	USD	10,035	(146,798)	(196,133)	49,335
Total						$(180,921)	$ 567,429	$(748,350)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	9,805	$(1,153,314)	$(1,097,677)	$ (55,637)
CMBX.NA.9.BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	9,805	(1,153,313)	(1,097,676)	(55,637)
CMBX.NA.9.BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	9,805	(1,153,313)	(1,085,731)	(67,582)
CMBX.NA.9.BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	3,370	(396,396)	(335,904)	(60,492)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	11,085	(1,303,873)	(1,131,378)	(172,495)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	7,505	(882,776)	(756,730)	(126,046)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	7,505	(882,776)	(742,192)	(140,584)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	5,000	(588,125)	(557,783)	(30,342)

BLACKROCK FUNDS II	JUNE 30, 2017	17

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	5,000	$(588,125)	$(502,606)	$ (85,519)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	4,500	(529,313)	(483,959)	(45,354)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	3,695	(434,625)	(388,492)	(46,133)
CMBX.NA.10.BBB-	3.00%	Credit Suisse International	11/17/59	BBB-	USD	3,370	(362,575)	(295,026)	(67,549)
CMBX.NA.10.BBB-	3.00%	Morgan Stanley & Co. International PLC	11/17/59	BBB-	USD	7,505	(807,458)	(629,524)	(177,934)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	2,086	23,372	(12,630)	36,002
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	2,086	20,702	(14,714)	35,416
Aetna, Inc.	1.00%	Citibank N.A.	6/20/22	A	USD	9,800	373,826	337,788	36,038
Amgen, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	A	USD	9,900	316,351	259,730	56,621
Newmont Mining Corp.	1.00%	Goldman Sachs Bank USA	6/20/22	BBB	USD	10,370	120,050	(545)	120,595
Total							$(9,381,681)	$(8,535,049)	$(846,632)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	17,950	$(21,801)	—	$(21,801)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	21,543	(25,143)	—	(25,143)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	2,108	(1,617)	—	(1,617)
9.50%[1]	1-day BZDIOVER	Bank of America N.A.	10/02/17	BRL	47,204	(1,314)	—	(1,314)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	3,145,030	7,346	$1,468	5,878
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	3,145,030	(4,025)	—	(4,025)
9.99%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	37,952	(39,688)	—	(39,688)
8.98%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	11,961	5,631	—	5,631
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	37,953	(26,037)	—	(26,037)
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	147,861	5,287	—	5,287
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	177,433	4,979	—	4,979
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	180,400	(7,817)	(236)	(7,581)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	143,151	(6,203)	(187)	(6,016)
9.25%[2]	1-day BZDIOVER	Citibank N.A.	1/02/19	BRL	32,529	30,637	—	30,637
9.28%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL	30,880	32,062	—	32,062
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	22,772	23,346	—	23,346
3.78%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	6/02/22	CNY	10,310	2,126	(84)	2,210
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	10,282	(25,973)	(45)	(25,928)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs Bank USA	8/06/25	MXN	30,867	(79,372)	(131)	(79,241)

18	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	10,120	$26,465	42	$26,423
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	10,120	26,465	42	26,423
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	37,565	98,612	153	98,459
Total						$23,966	$1,022	$22,944

[1]	The Fund pays the fixed rate and receives the floating rate.
[2]	The Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS II	JUNE 30, 2017	19

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,217,527,380	$82,729,696	$1,300,257,076
Capital Trusts[1]	—	2,538,044	—	2,538,044
Corporate Bonds[1]	—	1,659,789,140	—	1,659,789,140
Floating Rate Loan Interests[1]	—	4,959,705	—	4,959,705
Foreign Agency Obligations	—	19,447,135	—	19,447,135
Foreign Government Obligations	—	135,609,335	—	135,609,335
Investment Companies	$59,318,600	—	—	59,318,600
Non-Agency Mortgage-Backed Securities	—	724,810,146	41,721,558	766,531,704
U.S. Government Sponsored Agency Securities	—	1,118,907,427	—	1,118,907,427
U.S. Treasury Obligations	—	525,307,651	—	525,307,651
Short-Term Securities:
Money Market Funds	113,957,213	—	—	113,957,213
Repurchase Agreements	—	80,000,000	—	80,000,000
Options Purchased:
Foreign currency exchange contracts	—	1,446,578	—	1,446,578
Interest rate contracts	—	1,125,463	—	1,125,463
Liabilities:
Investments:
TBA Sale Commitments	—	(251,450,385)	—	(251,450,385)

Total	$173,275,813	$5,240,017,619	$124,451,254	$5,537,744,686

Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$455,787	—	$455,787
Foreign currency exchange contracts	—	4,648,357	—	4,648,357
Interest rate contracts	$3,708,017	4,131,199	—	7,839,216
Liabilities:
Credit contracts	—	(2,491,689)	—	(2,491,689)
Foreign currency exchange contracts	—	(5,723,606)	—	(5,723,606)
Interest rate contracts	(2,460,367)	(6,780,752)	—	(9,241,119)

Total	$1,247,650	$(5,760,704)	—	$(4,513,054)

[1]	See above Schedule of Investments for values in each industry.
[2]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and written options are shown at value.

During the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

20	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of September 30, 2016	$118,580,532	$ 5,917,527	$124,498,059
Transfers into Level 3	—	—	—
Transfers out of Level 3[1]	(80,238,638)	(5,584,812)	(85,823,450)
Accrued discounts/premiums	1,140	(25,176)	(24,036)
Net realized gain (loss)	2,552	(817)	1,735
Net change in unrealized appreciation (depreciation)[2]	(109,122)	(75,527)	(184,649)
Purchases	60,915,679	41,980,621	102,896,300
Sales	(16,422,447)	(490,258)	(16,912,705)

Closing Balance, as of June 30, 2017	$82,729,696	$41,721,558	$124,451,254

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[2]	$(156,783)	$ (68,465)	$(225,248)

[1]

As of September 30, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2017	21

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, 2.91%, 9/15/25 (a)(b)(c)	USD	5,000	$5,000,000
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.86%, 9/15/26 (a)(b)(c)		1,840	1,840,000
Bsprt Issuer Ltd., Series 2017-FL1, Class A, 2.43%, 6/15/27 (a)(b)(c)		1,970	1,972,464
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 2.70%, 5/20/26 (a)(b)		4,500	4,503,204
CIFC Funding Ltd.:
Series 2014-5A, Class A1R, 2.56%, 1/17/27 (a)(b)		3,300	3,310,871
Series 2015-3A, Class A, 2.58%, 10/19/27 (a)(b)		1,650	1,649,540
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 2.28%, 8/15/25 (a)(b)		5,800	5,805,168
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (b)		9	9,772
Invitation Homes Trust, Series 2014-SFR3, Class A, 2.41%, 12/17/31 (a)(b)		170	170,322
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.28%, 4/20/25 (a)(b)		4,500	4,500,482
OCP CLO Ltd., Series 2012-2A, Class A1R, 2.57%, 11/22/25 (a)(b)		7,300	7,328,019
Progress Residential Trust, Series 2015-SFR2, Class A, 2.74%, 6/12/32 (a)		2,170	2,180,718
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.42%, 5/17/32 (a)(b)		1,602	1,610,562
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.61%, 10/15/26 (a)(b)		3,300	3,299,972
Total Asset-Backed Securities — 6.3%			43,181,094

Corporate Bonds		Par (000)	Value
Building Products — 0.1%
CRH America Finance, Inc., 3.40%, 5/09/27 (a)		370	370,021
Electric Utilities — 0.0%
Southern Co. Gas Capital Corp., 4.40%, 5/30/47		345	351,877
Total Corporate Bonds — 0.1%			721,898

Foreign Agency Obligations — 0.0%		Par (000)	Value
Mexico — 0.0%
Petroleos Mexicanos, 4.63%, 9/21/23		21	21,252

Foreign Government Obligations — 1.1%		Par (000)	Value
Mexico — 1.1%
United Mexican States, Series M, 5.00%, 12/11/19	MXN	136,000	7,221,311

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 1.7%
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.49%, 7/05/33 (a)(b)	USD	6,500	6,499,996

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates, Series 2016-MFF, Class A, 2.76%, 11/15/33 (a)(b)	USD	690	$692,151
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 2.29%, 12/15/34 (a)(b)		1,684	1,686,527
LMREC, Inc., Series 2016-CRE2, Class A, 2.71%, 11/24/31 (a)(b)		780	785,850
RAIT Trust, Series 2017-FL7, Class A, 2.10%, 6/15/37 (a)(b)		1,840	1,840,000

			11,504,524
Interest Only Commercial Mortgage-Backed Securities — 0.8%
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.92%, 5/10/58 (b)		7,620	865,194
Commercial Mortgage Pass-Through Certificates, Series 2015-CR24, Class XA, 1.01%, 8/10/48 (b)		11,171	594,610
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.94%, 2/10/34 (a)(b)		34,974	1,161,661
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		29,200	926,607
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)		14,700	882,997
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		207,591	771,990
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class XA, 1.81%, 5/15/49 (b)		4,757	501,657
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.14%, 5/25/36 (a)(b)		135	691

			5,705,407
Total Non-Agency Mortgage-Backed Securities — 2.5%			17,209,931

Project Loans — 0.0%		Par (000)	Value
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23(c)		1	545

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 1.6%
Fannie Mae:
Series 2011-8, Class ZA, 4.00%, 2/25/41		2,972	3,122,303
Series 2014-27, Class VC, 4.00%, 5/25/31		3,236	3,444,785
Federal Home Loan Bank, 4.00%, 4/10/28		4,100	4,534,950
Small Business Administration Participation Certificates, Series 1998-20J, Class 1, 5.50%, 10/01/18		43	42,821

			11,144,859
Collateralized Mortgage Obligations — 0.3%
Ginnie Mae, Series 2014-107, Class WX, 6.80%, 7/20/39 (b)		2,098	2,421,012
Interest Only Commercial Mortgage-Backed Securities — 1.5%
Fannie Mae, Series 2016-M4, Class X2, 2.80%, 1/25/39 (b)		6,278	753,404

BLACKROCK FUNDS II	JUNE 30, 2017	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Freddie Mac:
Series K064, Class X1, 0.75%, 3/25/27 (b)	USD	13,696	$677,545
Series K718, Class X1, 0.77%, 1/25/22 (b)		3,730	94,008
Ginnie Mae:
Series 2016-137, Class IO, 0.95%, 10/16/56 (b)		7,417	567,484
Series 2016-140, Class IO, 0.94%, 5/16/58 (b)		7,325	549,423
Series 2016-143, Class IO, 0.97%, 10/16/56 (b)		6,630	524,842
Series 2016-176, Class IO, 1.01%, 8/16/58 (b)		15,110	1,315,936
Series 2017-24, Class IO, 0.87%, 12/16/56 (b)		3,429	250,110
Series 2017-30, Class IO, 0.76%, 8/16/58 (b)		7,410	517,707
Series 2017-35, Class IO, 0.71%, 3/30/47 (b)		12,182	858,295
Series 2017-44, Class IO, 0.70%, 4/17/51 (b)		7,419	490,935
Series 2017-53, Class IO, 0.69%, 12/15/56 (b)		20,442	1,369,163
Series 2017-54, Class IO, 0.68%, 12/31/49 (b)		4,750	334,441
Series 2017-61, Class IO, 0.77%, 10/16/56 (b)		4,967	425,912
Series 2017-64, Class IO, 0.72%, 10/16/56 (b)		3,516	256,979
Series 2017-72, Class IO, 0.68%, 4/16/57 (b)		13,053	923,479
Series 2005-9, Class IO, 0.45%, 1/16/45 (b)		7,102	105,032
Series 2005-50, Class IO, 0.37%, 6/16/45 (b)		2,562	12,690
Series 2006-30, Class IO, 2.16%, 5/16/46 (b)		2,190	147,565

			10,174,950
Mortgage-Backed Securities — 69.7%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-7/01/32 (d)		24,592	24,737,558
3.00%, 5/01/29-7/01/47 (d)		67,366	68,110,070
3.50%, 11/01/28-7/01/47 (d)		66,077	68,298,230
4.00%, 1/01/25-7/01/47 (d)		37,815	40,031,077
4.50%, 2/01/25-7/01/47 (d)		9,394	10,096,068
5.00%, 11/01/32-1/01/42		1,205	1,320,413
5.50%, 2/01/35-4/01/41		5,288	5,914,953
6.00%, 5/01/33-7/01/47 (d)		7,392	8,375,956
6.50%, 5/01/40		1,146	1,282,707
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-9/01/30		2,858	2,878,368
3.00%, 1/01/30-7/01/47 (d)		90,381	90,409,645
3.50%, 7/01/32-7/01/47 (d)		27,893	28,721,660
4.00%, 8/01/40-7/01/47 (d)		18,711	19,708,225
4.50%, 2/01/39-7/01/47 (d)		6,144	6,590,719
5.00%, 7/01/35-11/01/41		4,669	5,111,716
5.50%, 6/01/41		1,822	2,027,786
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/47 (d)		16,602	16,770,075
3.50%, 12/20/41-7/15/47 (d)		33,419	34,685,227
4.00%, 7/20/39-7/15/47 (d)		22,547	23,766,342

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities (continued)
4.50%, 12/20/39-7/15/47 (d)	USD	11,336		$12,225,680
5.00%, 12/15/38-7/20/41		4,314		4,729,766
7.00%, 6/15/23-3/15/24		—	(e)	101

				475,792,342
Total U.S. Government Sponsored Agency Securities — 73.1%				499,533,163

U.S. Treasury Obligations		Par (000)		Value
U.S. Treasury Bonds:
2.13%, 3/31/24		18,980		18,994,083
2.88%, 11/15/46 (f)		16,732		16,824,160
3.00%, 2/15/47 (f)		16,194		16,705,115
3.00%, 5/15/47 (f)		10,866		11,214,049
U.S. Treasury Notes:
1.25%, 3/31/19-5/31/19 (f)		68,579		68,418,938
1.63%, 3/15/20 (f)		34,352		34,460,690
1.50%, 4/15/20-5/15/20 (f)		57,592		57,541,598
1.88%, 3/31/22-4/30/22		69,479		69,492,559
1.75%, 5/31/22 (f)		23,344		23,207,228
2.00%, 4/30/24-11/15/26 (f)		41,190		40,714,429
2.25%, 2/15/27		8,967		8,925,321
2.38%, 5/15/27 (f)		5,990		6,027,905
Total U.S. Treasury Obligations — 54.6%				372,526,075
Total Long-Term Investments
(Cost — $942,161,983) — 137.7%				$940,415,269

Options Purchased				Value
(Cost — $275,086) — 0.0%				179,931
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $942,437,069*) — 137.7%				940,595,200

TBA Sale Commitments (d)		Par (000)		Value
Mortgage-Backed Securities — (29.7)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/32		3,319		(3,331,678)
3.00%, 7/01/32-7/01/47		18,914		(19,382,662)
3.50%, 7/01/32-7/01/47		34,794		(35,891,118)
4.00%, 7/01/32-7/01/47		15,947		(16,712,491)
4.50%, 7/01/32-7/01/47		821		(861,328)
5.00%, 7/01/47		256		(279,640)
5.50%, 7/01/47		2,358		(2,612,222)
6.00%, 7/01/47		5,020		(5,648,317)
Freddie Mac Mortgage-Backed Securities:
2.50%, 7/01/32		2,144		(2,156,227)
3.00%, 7/01/47		77,632		(77,423,402)
3.50%, 7/01/47		6,400		(6,574,829)
4.00%, 7/01/47		7,079		(7,444,923)
4.50%, 7/01/47		1,726		(1,848,998)
5.00%, 7/01/47		2,625		(2,851,222)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/47		346		(349,487)
3.50%, 7/15/47		3,889		(4,028,087)
4.00%, 7/15/47		9,286		(9,764,809)

2	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

TBA Sale Commitments (d)		Par (000)	Value
Mortgage-Backed Securities (continued)
4.50%, 7/15/47	USD	5,550	$(5,946,521)
Total TBA Sale Commitments (Proceeds — $203,907,485) — (29.7)%			(203,107,961)

Options Written			Value
(Premiums Received — $41,970) — (0.0)%			(15,781)
Total Investments Net of TBA Sale Commitments and Options Written — 108.0%			737,471,458
Liabilities in Excess of Other Assets — (8.0)%			(54,412,299)

Net Assets — 100.0%			$683,059,159

Notes to Schedule of Investments
*	As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$942,895,818

Gross unrealized appreciation	$5,151,882
Gross unrealized depreciation	(7,452,500)

Net unrealized depreciation	$(2,300,618)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(19,601,970)	$70,559
Citigroup Global Markets, Inc.	$(21,523,900)	$107,826
Credit Suisse Securities (USA) LLC	$(3,242,037)	$40,917
Daiwa Capital Markets America, Inc.	$1,616,125	$(10,875)
Deutsche Bank Securities, Inc.	$(11,897)	$1,766
Goldman Sachs & Co.	$(9,222,266)	$14,814
J.P. Morgan Securities LLC	$15,866,209	$(102,362)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(7,879,479)	$67,126
Mizuho Securities USA, Inc.	$(2,453,536)	$9,930
Morgan Stanley & Co. LLC	$2,059,516	$(21,993)
Nomura Securities International, Inc.	$(3,474)	$1,013
RBC Capital Markets, LLC	$1,663,324	$(22,248)
Wells Fargo Securities, LLC	$(1,395,058)	$29,083

(e)	Amount is less than $500.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

•

During the period ended June 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2016	Net Activity	Shares Held at June 30, 2017	Value at June 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	16,296,656	(16,296,656)	—	—	$38,391	$27	—

[1]	Includes net capital gain distributions.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	JUNE 30, 2017	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
MUFG Securities Americas, Inc.	0.80%	4/19/17	Open	$12,004,988	$12,011,657	U.S. Treasury Obligations	Open/Demand	[1]
BNP Paribas Securities Corp.	1.03%	6/30/17	7/03/17	6,064,875	6,065,049	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	1.48%	6/30/17	7/03/17	7,008,750	7,009,038	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.45%	6/30/17	7/03/17	11300640	11301095	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	0.50%	6/30/17	7/03/17	17145541	17145779	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.18%	6/30/17	7/03/17	23285640	23286403	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%	6/30/17	7/03/17	12761963	12762441	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.30%	6/30/17	7/03/17	16,963,215	16,963,828	U.S. Treasury Obligations	Overnight
Total				$106,535,612	$106,545,290

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(96)	Euro-Bobl	September 2017	USD	14,440,460	$39,496
(9)	Euro-Bund	September 2017	USD	1,663,922	9,700
71	U.S. Treasury Bonds (30 Year)	September 2017	USD	10,911,813	98,887
(366)	U.S. Treasury Notes (10 Year)	September 2017	USD	45,944,438	180,848
20	U.S. Treasury Notes (2 Year)	September 2017	USD	4,322,188	(2,836)
(85)	U.S. Treasury Notes (5 Year)	September 2017	USD	10,016,055	45,694
4	U.S. Ultra Treasury Bonds	September 2017	USD	663,500	(112)
(165)	Euro Dollar	June 2018	USD	40,575,563	21,378
(148)	Euro Dollar	March 2019	USD	36,313,650	(33,486)
Total					$359,569

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	85,500	RUB	4,996,620	BNP Paribas S.A.	7/03/17	$831
EUR	1,201,595	USD	1,370,000	Morgan Stanley & Co. International PLC	7/05/17	2,789
GBP	1,056,118	USD	1,370,000	Morgan Stanley & Co. International PLC	7/05/17	5,783
HUF	81,711,015	USD	301,099	Deutsche Bank AG	7/05/17	1,142
HUF	2,233,920	USD	8,235	JPMorgan Chase Bank N.A.	7/05/17	28
HUF	8,177,024	USD	30,110	Morgan Stanley & Co. International PLC	7/05/17	136
HUF	279,878,606	USD	1,030,556	Morgan Stanley & Co. International PLC	7/05/17	4,685
JPY	154,636,536	USD	1,370,000	BNP Paribas S.A.	7/05/17	5,168
SEK	11,657,515	USD	1,370,000	Deutsche Bank AG	7/05/17	14,153
TRY	4,892,544	USD	1,370,000	BNP Paribas S.A.	7/05/17	18,511
USD	1,370,000	JPY	151,278,140	Royal Bank of Scotland PLC	7/05/17	24,698
USD	1,370,000	ZAR	17,835,292	BNP Paribas S.A.	7/05/17	7,985
ZAR	18,172,297	USD	1,370,000	BNP Paribas S.A.	7/05/17	17,751
CLP	83,219,500	USD	124,000	Credit Suisse International	7/06/17	1,342

4	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	8,165,592	USD	136,800	JPMorgan Chase Bank N.A.	7/06/17	$ 1,477
USD	1,370,000	BRL	4,513,465	BNP Paribas S.A.	7/06/17	9,494
USD	124,000	COP	360,685,000	Credit Suisse International	7/06/17	5,758
USD	465,000	COP	1,413,600,000	Barclays Bank PLC	7/07/17	1,657
USD	905,000	COP	2,741,396,135	BNP Paribas S.A.	7/07/17	6,437
RUB	4,728,608	USD	80,000	JPMorgan Chase Bank N.A.	7/10/17	5
RUB	4,581,800	USD	77,500	JPMorgan Chase Bank N.A.	7/10/17	21
USD	158,255	RUB	9,287,979	Credit Suisse International	7/10/17	1,109
USD	156,745	RUB	9,196,471	Deutsche Bank AG	7/10/17	1,147
JPY	15,647,855	USD	139,000	Goldman Sachs International	7/11/17	193
MYR	279,825	USD	65,000	BNP Paribas S.A.	7/17/17	138
MYR	152,040	USD	35,000	JPMorgan Chase Bank N.A.	7/17/17	392
MYR	308,560	USD	70,000	JPMorgan Chase Bank N.A.	7/17/17	1,826
TRY	889,921	USD	251,000	BNP Paribas S.A.	7/21/17	387
TRY	387,920	USD	109,000	Citibank N.A.	7/21/17	580
USD	31,020	MXN	560,866	BNP Paribas S.A.	7/21/17	230
USD	77,980	MXN	1,409,803	JPMorgan Chase Bank N.A.	7/21/17	584
USD	109,000	ZAR	1,403,132	Citibank N.A.	7/21/17	2,169
RUB	8,217,576	USD	136,800	BNP Paribas S.A.	7/24/17	1,811
RUB	8,161,488	USD	136,800	Deutsche Bank AG	7/24/17	865
USD	109,000	COP	319,806,000	BNP Paribas S.A.	8/09/17	4,678
IDR	875,225,000	USD	65,000	Bank of America N.A.	8/15/17	313
IDR	866,947,596	USD	64,395	Citibank N.A.	8/15/17	300
IDR	1,238,710,386	USD	91,995	Citibank N.A.	8/15/17	442
IDR	644,065,576	USD	47,850	JPMorgan Chase Bank N.A.	8/15/17	212
IDR	966,463,680	USD	71,760	JPMorgan Chase Bank N.A.	8/15/17	361
MYR	735,165	USD	170,000	Morgan Stanley & Co. International PLC	8/17/17	907
USD	110,000	COP	328,680,000	Barclays Bank PLC	8/22/17	2,946
USD	109,000	COP	330,869,500	Credit Suisse International	8/22/17	1,233
EUR	100,400	USD	113,522	JPMorgan Chase Bank N.A.	9/07/17	1,573
AUD	150,000	NZD	156,842	Bank of America N.A.	9/20/17	410
AUD	3,794,000	USD	2,868,332	Citibank N.A.	9/20/17	44,672
AUD	324,000	USD	245,037	Credit Suisse International	9/20/17	3,727
AUD	180,000	USD	135,746	Deutsche Bank AG	9/20/17	2,457
CAD	119,507	USD	90,000	UBS AG	9/20/17	2,276
CHF	5,000	NOK	43,646	JPMorgan Chase Bank N.A.	9/20/17	6
EUR	150,000	USD	167,615	BNP Paribas S.A.	9/20/17	4,464
EUR	90,000	USD	100,983	Deutsche Bank AG	9/20/17	2,264
EUR	2,230,000	USD	2,543,976	Goldman Sachs International	9/20/17	14,264
EUR	2,100,000	USD	2,377,377	Goldman Sachs International	9/20/17	31,728
JPY	5,045,827	USD	45,000	BNP Paribas S.A.	9/20/17	26
JPY	5,606,475	USD	50,000	BNP Paribas S.A.	9/20/17	29
KRW	125,818,000	USD	110,000	JPMorgan Chase Bank N.A.	9/20/17	104
NOK	618,234	CHF	70,000	Morgan Stanley & Co. International PLC	9/20/17	780
NOK	966,383	CHF	110,000	UBS AG	9/20/17	610
NOK	929,407	USD	110,000	Morgan Stanley & Co. International PLC	9/20/17	1,505
NZD	157,539	AUD	150,000	Goldman Sachs International	9/20/17	99
NZD	125,000	USD	90,970	Deutsche Bank AG	9/20/17	490
SEK	2,144,452	EUR	220,000	HSBC Bank PLC	9/20/17	3,374

BLACKROCK FUNDS II	JUNE 30, 2017	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	252,714	USD	70,000	BNP Paribas S.A.	9/20/17	$ 149
USD	95,000	JPY	10,635,801	BNP Paribas S.A.	9/20/17	91
USD	95,000	JPY	10,523,995	Goldman Sachs International	9/20/17	1,089
USD	442,468	MXN	8,043,093	Deutsche Bank AG	9/20/17	5,076
USD	433,698	MXN	7,856,255	Deutsche Bank AG	9/20/17	6,467
USD	1,769,872	MXN	32,176,330	Goldman Sachs International	9/20/17	20,089
USD	433,698	MXN	7,862,983	Royal Bank of Scotland PLC	9/20/17	6,101
USD	578,264	MXN	10,497,132	Royal Bank of Scotland PLC	9/20/17	7,419
USD	70,000	ZAR	919,730	Citibank N.A.	9/20/17	676
ZAR	930,776	USD	70,000	BNP Paribas S.A.	9/20/17	156
USD	508,933	TRY	1,845,136	BNP Paribas S.A.	10/23/17	1,303
TRY	4,386,864	USD	1,133,337	BNP Paribas S.A.	6/25/18	28

						316,176

MXN	563,087	USD	31,143	Barclays Bank PLC	7/03/17	(133)
MXN	563,022	USD	31,143	Deutsche Bank AG	7/03/17	(136)
MXN	844,474	USD	46,714	Morgan Stanley & Co. International PLC	7/03/17	(208)
RUB	4,937,625	USD	85,500	Deutsche Bank AG	7/03/17	(1,831)
RUB	78,427,705	USD	1,370,000	BNP Paribas S.A.	7/05/17	(41,608)
USD	1,370,000	EUR	1,216,156	Deutsche Bank AG	7/05/17	(19,425)
USD	1,370,000	GBP	1,060,117	Deutsche Bank AG	7/05/17	(10,993)
USD	1,370,000	HUF	375,153,950	BNP Paribas S.A.	7/05/17	(17,655)
USD	790,000	RUB	46,832,780	Deutsche Bank AG	7/05/17	(3,244)
USD	580,000	RUB	34,349,514	JPMorgan Chase Bank N.A.	7/05/17	(1,805)
USD	1,370,000	SEK	11,862,008	Royal Bank of Scotland PLC	7/05/17	(38,433)
USD	1,370,000	TRY	4,838,256	BNP Paribas S.A.	7/05/17	(3,104)
BRL	4,475,105	USD	1,370,000	Goldman Sachs International	7/06/17	(21,057)
COP	190,060,000	USD	65,000	Royal Bank of Scotland PLC	7/06/17	(2,693)
COP	172,457,000	USD	59,000	UBS AG	7/06/17	(2,464)
USD	124,000	CLP	82,411,640	Royal Bank of Scotland PLC	7/06/17	(125)
USD	136,800	RUB	8,216,208	Goldman Sachs International	7/06/17	(2,334)
COP	1,629,480,000	USD	555,000	JPMorgan Chase Bank N.A.	7/07/17	(20,896)
COP	2,392,840,000	USD	815,000	UBS AG	7/07/17	(30,686)
RUB	4,638,651	USD	78,750	Barclays Bank PLC	7/10/17	(267)
RUB	4,640,738	USD	78,750	Barclays Bank PLC	7/10/17	(232)
USD	170,000	MYR	733,550	Morgan Stanley & Co. International PLC	7/17/17	(756)
MXN	1,968,739	USD	109,000	Barclays Bank PLC	7/21/17	(919)
ZAR	1,014,519	USD	77,980	Barclays Bank PLC	7/21/17	(737)
ZAR	403,763	USD	31,020	BNP Paribas S.A.	7/21/17	(279)
IDR	1,720,860,000	USD	129,000	BNP Paribas S.A.	7/24/17	(250)
IDR	3,868,600,000	USD	290,000	JPMorgan Chase Bank N.A.	7/24/17	(562)
MXN	1,954,454	USD	108,000	Morgan Stanley & Co. International PLC	7/27/17	(816)
CLP	14,700,017	USD	22,167	Bank of America N.A.	7/28/17	(40)
CLP	41,992,214	USD	63,333	BNP Paribas S.A.	7/28/17	(127)
CLP	39,798,000	USD	60,000	BNP Paribas S.A.	7/28/17	(96)
CLP	6,300,400	USD	9,500	Goldman Sachs International	7/28/17	(17)
RUB	10,203,040	USD	172,000	Deutsche Bank AG	7/28/17	(48)
TRY	264,085	USD	74,805	BNP Paribas S.A.	7/28/17	(357)
TRY	139,823	USD	39,584	BNP Paribas S.A.	7/28/17	(167)
TRY	264,159	USD	74,805	Goldman Sachs International	7/28/17	(336)

6	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY	648,476	USD	183,000	HSBC Bank PLC	7/28/17	$ (189)
TRY	264,040	USD	74,805	JPMorgan Chase Bank N.A.	7/28/17	(370)
COP	331,796,000	USD	109,000	Barclays Bank PLC	8/09/17	(767)
USD	341,000	IDR	4,644,965,600	BNP Paribas S.A.	8/15/17	(5,625)
COP	335,738,700	USD	110,000	UBS AG	8/22/17	(647)
USD	113,521	EUR	100,400	BNP Paribas S.A.	9/07/17	(1,574)
CHF	110,000	NOK	964,636	Citibank N.A.	9/20/17	(400)
EUR	110,000	SEK	1,066,681	HSBC Bank PLC	9/20/17	(1,026)
EUR	110,000	SEK	1,072,189	Morgan Stanley & Co. International PLC	9/20/17	(1,683)
JPY	10,572,193	USD	95,000	Barclays Bank PLC	9/20/17	(659)
KRW	79,102,100	USD	70,000	Deutsche Bank AG	9/20/17	(778)
MXN	2,102,040	GBP	90,000	Deutsche Bank AG	9/20/17	(3,211)
MXN	1,657,159	GBP	70,000	JPMorgan Chase Bank N.A.	9/20/17	(1,289)
MXN	2,004,024	USD	110,000	Deutsche Bank AG	9/20/17	(1,019)
NOK	1,090,000	SEK	1,111,092	JPMorgan Chase Bank N.A.	9/20/17	(1,741)
TRY	289,100	EUR	70,000	JPMorgan Chase Bank N.A.	9/20/17	(54)
USD	1,556,172	AUD	2,059,000	Goldman Sachs International	9/20/17	(24,713)
USD	1,556,351	AUD	2,056,000	Goldman Sachs International	9/20/17	(22,230)
USD	136,766	AUD	180,000	Goldman Sachs International	9/20/17	(1,437)
USD	70,000	CAD	90,718	Citibank N.A.	9/20/17	(47)
USD	90,000	CAD	118,795	HSBC Bank PLC	9/20/17	(1,727)
USD	90,000	CAD	118,170	HSBC Bank PLC	9/20/17	(1,244)
USD	35,000	CAD	46,116	JPMorgan Chase Bank N.A.	9/20/17	(608)
USD	4,872,592	EUR	4,330,000	Barclays Bank PLC	9/20/17	(94,753)
USD	135,012	EUR	120,000	Citibank N.A.	9/20/17	(2,651)
USD	135,606	EUR	120,000	Citibank N.A.	9/20/17	(2,058)
USD	101,838	EUR	90,000	JPMorgan Chase Bank N.A.	9/20/17	(1,409)
USD	140,515	GBP	110,000	JPMorgan Chase Bank N.A.	9/20/17	(3,124)
USD	90,006	GBP	70,000	Morgan Stanley & Co. International PLC	9/20/17	(1,400)
USD	70,000	NOK	584,719	Bank of America N.A.	9/20/17	(151)
USD	110,000	NOK	926,946	Deutsche Bank AG	9/20/17	(1,210)
USD	80,230	NZD	110,000	BNP Paribas S.A.	9/20/17	(255)
USD	51,196	NZD	70,000	BNP Paribas S.A.	9/20/17	(22)
USD	50,628	NZD	70,000	Standard Chartered Bank	9/20/17	(590)
USD	1,205,348	TRY	4,386,864	BNP Paribas S.A.	10/23/17	(1,557)
TRY	1,845,136	USD	478,672	BNP Paribas S.A.	6/25/18	(1,973)

						(409,027)
Net Unrealized Depreciation						$ (92,851)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Put	10/13/17	USD	98.00	631	$ 67,044
Euro Dollar 90-Day	Put	10/13/17	USD	98.13	285	57,000
Euro Dollar 90-Day	Put	10/13/17	USD	97.75	285	49,875
Total						$173,919

BLACKROCK FUNDS II	JUNE 30, 2017	7

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Barclays Bank PLC	7/07/17	JPY	111.00	USD	139	$1,853
USD Currency	Call	Deutsche Bank AG	8/07/17	RUB	58.00	USD	109	3,598
EUR Currency	Put	BNP Paribas S.A.	8/25/17	USD	1.12	EUR	154	561
Total								$6,012

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Put	10/13/17	USD	97.50	316	$ (3,950)
Euro Dollar 90-Day	Put	10/13/17	USD	97.63	631	(11,831)
Total						$(15,781)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG.28.V1	1.00%	6/20/22	USD	3,801	$(14,296)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.36%[1]	28-day MXIBTIIE	N/A	1/28/19	MXN	28,737	$ (9,148)
7.32%[2]	28-day MXIBTIIE	N/A	2/20/20	MXN	24,281	18,346
7.16%[2]	28-day MXIBTIIE	N/A	4/29/20	MXN	22,860	13,534
1.37%[1]	3-month LIBOR	N/A	11/30/20	USD	10,970	148,542
7.45%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	8,214	11,973
7.48%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	4,107	6,324
7.47%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	4,107	6,736
7.16%[2]	28-day MXIBTIIE	N/A	6/01/22	MXN	9,777	8,226
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	130	368
	UK RPI All Items
3.46%[2]	Monthly	N/A	10/15/26	GBP	1,700	11,256
	UK RPI All Items
3.45%[2]	Monthly	N/A	10/15/26	GBP	1,654	7,664
	UK RPI All Items
3.43%[2]	Monthly	N/A	10/15/26	GBP	1,631	3,002
7.41%[2]	28-day MXIBTIIE	N/A	5/25/27	MXN	5,606	5,219
7.38%[2]	28-day MXIBTIIE	N/A	5/25/27	MXN	912	711
7.82%[2]	28-day MXIBTIIE	N/A	3/04/37	MXN	1,974	2,773
7.92%[2]	28-day MXIBTIIE	N/A	5/01/37	MXN	2,570	5,112
7.95%[2]	28-day MXIBTIIE	N/A	5/01/37	MXN	2,364	5,113
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	1,225	34,915
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	1,220	32,054
2.83%[2]	3-month LIBOR	N/A	7/10/45	USD	2,350	174,189
Total						$486,909

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

8	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Received	Unrealized Depreciation
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	2,678	(30,340)	(6,608)	$(23,732)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	1,630	$ (1,979)	—	$ (1,979)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	1,956	(2,283)	—	(2,283)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	120	(92)	—	(92)
9.50%[1]	1-day BZDIOVER	Bank of America N.A.	10/02/17	BRL	3,996	(111)	—	(111)
9.99%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	3,258	(3,407)	—	(3,407)
8.98%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	1,008	474	—	474
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	3,258	(2,235)	—	(2,235)
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	9,141	197	—	197
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	10,969	88	—	88
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	15,600	(690)	$(21)	(669)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	8,850	(383)	(12)	(371)
9.25%[2]	1-day BZDIOVER	Citibank N.A.	1/02/19	BRL	2,759	2,599	—	2,599
9.28%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL	2,619	2,719	—	2,719
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	1,956	2,005	—	2,005
3.78%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	6/02/22	CNY	868	179	(7)	186
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	5,716	(14,703)	(22)	(14,681)
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	7,502	19,690	32	19,658
Total						$2,068	$(30)	$ 2,098

[1]	The Fund pays the fixed rate and receives the floating rate.

[2]	The Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FUNDS II	JUNE 30, 2017	9

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$34,368,630	$8,812,464	$43,181,094
Corporate Bonds	—	721,898	—	721,898
Foreign Agency Obligations	—	21,252	—	21,252
Foreign Government Obligations	—	7,221,311	—	7,221,311
Non-Agency Mortgage-Backed Securities	—	17,209,931	—	17,209,931
Project Loans	—	—	545	545
U.S. Government Sponsored Agency Securities	—	499,533,163	—	499,533,163
U.S. Treasury Obligations	—	372,526,075	—	372,526,075
Short-Term Securities:
Options Purchased:
Foreign currency exchange contracts	—	6,012	—	6,012
Interest rate contracts	$173,919	—	—	173,919
Liabilities:
Investments:
TBA Sale Commitments	—	(203,107,961)	—	(203,107,961)

Total	$173,919	$728,500,311	$8,813,009	$737,487,239

Derivative Financial Instruments[1]
Assets:
Foreign Currency Exchange Contracts	—	$316,176	—	$316,176
Interest rate contracts	$396,003	502,061	—	898,064
Other contracts	—	21,922	—	21,922
Liabilities:
Credit contracts	—	(38,028)	—	(38,028)
Foreign Currency Exchange Contracts	—	(409,027)	—	(409,027)
Interest rate contracts	(52,215)	(34,976)	—	(87,191)

Total	$343,788	$358,128	—	$701,916

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $106,545,290 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

10	BLACKROCK FUNDS II	JUNE 30, 2017

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Project Loans	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2016	$7,587,617	$21,035	$15,076	$7,623,728
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(1,646,386)	—	—	(1,646,386)
Accrued discounts/premiums	(328)	(27)	—	(355)
Net realized gain (loss)	3,125	(179)	9,269	12,215
Net change in unrealized appreciation (depreciation)[1]	(7,814)	1,907	(2,346)	(8,253)
Purchases	6,976,250	336	3,745	6,980,331
Sales	(4,100,000)	(22,527)	(25,744)	(4,148,271)

Closing Balance, as of June 30, 2017	$8,812,464	$545	—	$8,813,009

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[1]	$(3,304)	$11,907	—	$(1,397)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	JUNE 30, 2017	11

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: August 22, 2017